As filed with the Securities and Exchange Commission on September 8, 2003

File No. 333-47016

File No. 811-08475

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

Registration Statement Under The Securities Act of 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 11	☒

and/or

For Registration Under the Investment Company Act of 1940	☒
Amendment No. 25	☒

(Check Appropriate Box or Boxes)

GE Capital Life Separate Account II

(Exact Name of Registrant)

GE Capital Life Assurance Company of New York

(Exact Name of Depositor)

622 Third Avenue, 33rd Floor, New York, New York 10017

(Address of Depositor’s Principal Executive Office, Zip Code)

(804) 281-6910

(Depositor’s Telephone Number, Including Area Code)

Heather Harker, Esq.

Vice President and Associate General Counsel

GE Capital Life Assurance Company of New York

6610 W. Broad Street

Richmond, Virginia 23230

(Name and Complete Address of Agent for Service)

Approximate Date of Proposed Public Offering: Upon the effective date of this Post-Effective Amendment to the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

☐  immediately upon filing pursuant to paragraph (b) of Rule 485

☒  on September 15, 2003 pursuant to paragraph (b) of Rule 485

☐  60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:

☐ this	post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:    Individual Flexible Premium Variable Deferred Annuity Contracts

SUPPLEMENT DATED SEPTEMBER 15, 2003 TO

PROSPECTUS DATED MAY 1, 2003 FOR

FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

ISSUED BY

GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

THROUGH ITS

GE CAPITAL LIFE SEPARATE ACCOUNT II

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

On May 16, 2003 the Board of Trustees for the Federated Insurance Series — Federated International Small Company Fund II voted to liquidate the Federated Insurance Series — Federated International Small Company Fund II. The Board made this decision based upon the Portfolio’s small size, its lack of asset growth and the affect of market timing on the management of the Portfolio. The Portfolio’s operating expenses, before taking into account voluntary waivers, are very high and may increase if the investment adviser does not continue to waive expenses to the extent it has in the past.

In accordance with the Boards of Trustees decision to liquidate, the Federated International Small Company Fund II will not be available for new purchase payments or new transfers on or after October 30, 2003. All assets held by the Separate Account invested in the Federated International Small Company Fund II will be transferred at the close of trading on the New York Stock Exchange on November 14, 2003 to the GE Investments Funds, Inc. — Money Market Fund.

You may make transfers from the Federated International Small Company Fund II to one or more of the Subaccounts investing in the Portfolios listed below. (You may only invest in up to 10 Subaccounts and the Guarantee Account, if available, at any one time.)

Transfers made from the Federated Insurance Series — Federated International Small Company Fund II during the period of September 15, 2003 to November 14, 2003 will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.

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	Subaccount Investing In	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

AIM VARIABLE INSURANCE FUNDS	AIM V.I. Basic Value Fund — Series II Shares	Seeks long-term growth of capital.	A I M Advisors, Inc.

	AIM V.I. Capital Appreciation Fund — Series I Shares	Seeks growth of capital.	A I M Advisors, Inc.

	AIM V.I. Premier Equity Fund — Series I Shares	Seeks to achieve long-term growth of capital. Income is a secondary objective.	A I M Advisors, Inc.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.	Growth and Income Portfolio — Class B	Seeks reasonable current income and reasonable opportunity for appreciation.	Alliance Capital Management, L.P.

	Premier Growth Portfolio — Class B	Seeks growth of capital.	Alliance Capital Management, L.P.

	Technology Portfolio — Class B	Seeks growth of capital.	Alliance Capital Management, L.P.

EATON VANCE VARIABLE TRUST	VT Floating-Rate Income Fund	Seeks high current income.	Eaton Vance Management

	VT Worldwide Health Sciences Fund	Seeks long-term capital growth.	OrbiMed Advisors Inc.

FEDERATED INSURANCE SERIES	Federated High Income Bond Fund II — Service Shares	Seeks high current income.	Federated Investment Management Company

	Federated Kaufmann Fund II — Service Shares	Seeks capital appreciation.	Federated Investment Management Company (subadvised by Federated Global Investment Management Corp.)

FIDELITY VARIABLE INSURANCE PRODUCTS FUND (“VIP”)	VIP Equity-Income Portfolio — Service Class 2	Seeks reasonable income and will consider the potential for capital appreciation.	Fidelity Management & Research Company; (subadvised by FMR Co., Inc. (FMRC))

	VIP Growth Portfolio — Service Class 2	Seeks capital appreciation.	Fidelity Management & Research Company; (subadvised by FMR Co., Inc. (FMRC))

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	Subaccount Investing In	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II (“VIP II”)	VIP II Contrafund® Portfolio — Service Class 2	Seeks long-term capital appreciation.	Fidelity Management & Research Company (subadvised by Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Management & Research (Far East) Inc. (FMR Far East) and Fidelity Investments Japan Limited (FIJ); FMR Co., Inc. (FMRC))

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III (“VIP III”)	VIP III Dynamic Capital Appreciation Portfolio — Service Class 2	Seeks capital appreciation.	Fidelity Management & Research Company (subadvised by Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Management & Research (Far East) Inc. (FMR Far East) and Fidelity Investments Japan Limited (FIJ); FMR Co., Inc. (FMRC))

	VIP III Growth & Income Portfolio — Service Class 2	Seeks high total return.	Fidelity Management & Research Company (subadvised by Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Management & Research (Far East) Inc. (FMR Far East) and Fidelity Investments Japan Limited (FIJ); FMR Co., Inc. (FMRC))

	VIP III Mid Cap Portfolio — Service Class 2	Seeks long-term growth of capital.	Fidelity Management & Research Company (subadvised by Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Management & Research (Far East) Inc. (FMR Far East) and Fidelity Investments Japan Limited (FIJ); FMR Co., Inc. (FMRC))

GE INVESTMENTS FUNDS, INC.	Income Fund	Seeks maximum income.	GE Asset Management Incorporated

	Mid-Cap Value Equity Fund	Seeks long-term growth of capital and future income.	GE Asset Management Incorporated

	Money Market Fund	Seeks a high level of current income.	GE Asset Management Incorporated

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	Subaccount Investing In	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

	Premier Growth Equity Fund	Seeks long-term growth of capital and future income.	GE Asset Management Incorporated

	Real Estate Securities Fund	Seeks maximum total return through current income and capital appreciation.	GE Asset Management Incorporated (subadvised by Seneca Capital Management)

	S&P 500® Index Fund[1]	Seeks growth of capital and accumulation of income.	GE Asset Management Incorporated (subadvised by SSgA Funds Management, Inc.)

	Small-Cap Value Equity Fund	Seeks long-term growth of capital.	GE Asset Management Incorporated (subadvised by Palisade Capital Management, L.L.C.)

	Total Return Fund	Seeks the highest total return, composed of current income and capital appreciation.	GE Asset Management Incorporated

	U.S. Equity Fund	Seeks long-term growth of capital and future income.	GE Asset Management Incorporated

	Value Equity Fund	Seeks long-term growth of capital.	GE Asset Management Incorporated

GREENWICH STREET SERIES FUND	Salomon Brothers Variable Emerging Growth Fund — Class II	Seeks capital appreciation.	Salomon Brothers Asset Management Inc

JANUS ASPEN SERIES	Balanced Portfolio — Service Shares	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Capital Management LLC

	Capital Appreciation Portfolio — Service Shares	A non-diversified[2] portfolio that seeks long-term growth of capital.	Janus Capital Management LLC

	International Growth Portfolio — Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC

[1]	“Standard & Poor’s,” “S&P,” and “S&P 500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500® Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the Policy.
[2]	A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security’s increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

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	Subaccount Investing In	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

MFS® VARIABLE INSURANCE TRUST	MFS® Investors Growth Stock Series — Service Class Shares	Seeks long-term growth of capital and future income rather than current income.	Massachusetts Financial Services Company (“MFS®”)

	MFS® Investors Trust Series — Service Class Shares	Seeks long-term growth of capital and secondarily reasonable current income.	Massachusetts Financial Services Company (“MFS®”)

	MFS® New Discovery Series — Service Class Shares	Seeks capital appreciation.	Massachusetts Financial Services Company (“MFS®”)

	MFS® Utilities Series — Service Class Shares	Seeks capital growth and current income.	Massachusetts Financial Services Company (“MFS®”)

NATIONS SEPARATE ACCOUNT TRUST	Nations Marsico Growth Portfolio	Seeks long-term growth of capital.	Banc of America Advisors, LLC (subadvised by Marsico Capital)

	Nations Marsico International Opportunities Portfolio	Seeks long-term growth of capital.	Banc of America Advisors, LLC (subadvised by Marsico Capital)

OPPENHEIMER VARIABLEACCOUNT FUNDS	Oppenheimer Aggressive Growth Fund/VA — Service Shares	Seeks capital appreciation.	OppenheimerFunds, Inc.

	Oppenheimer Capital Appreciation Fund/VA — Service Shares	Seeks capital appreciation.	OppenheimerFunds, Inc.

	Oppenheimer Global Securities Fund/VA — Service Shares	Seeks long-term capital appreciation.	OppenheimerFunds, Inc.

	Oppenheimer Main Street Fund/VA — Service Shares (formerly, Oppenheimer Main Street Growth & Income Fund/VA)	Seeks high total return.	OppenheimerFunds, Inc.

	Oppenheimer Main Street Small Cap Fund/VA — Service Shares	Seeks capital appreciation.	OppenheimerFunds, Inc.

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	Subaccount Investing In	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

PIMCO VARIABLE INSURANCE TRUST	High Yield Portfolio — Administrative Class Shares	Seeks to maximize total return.	Pacific Investment Management Company LLC

	Long-Term U.S. Government Portfolio — Administrative Class Shares	Seeks to maximize total return.	Pacific Investment Management Company LLC

	Total Return Portfolio — Administrative Class Shares	Seeks to maximize total return.	Pacific Investment Management Company LLC

THE PRUDENTIAL SERIES FUND, INC.	Jennison Portfolio — Class II	Seeks long-term growth of capital.	Prudential Investments LLC (subadvised by Jennison Associates LLC)

	Jennison 20/20 Focus Portfolio — Class II	Seeks long-term growth of capital.	Prudential Investments LLC (subadvised by Jennison Associates LLC)

RYDEX VARIABLE TRUST	OTC Fund[1]	A non-diversified[2] portfolio that seeks to provide investment results that correspond to a benchmark for over-the-counter securities by investing primarily in securities of companies included in NASDAQ 100 Index™.	Rydex Global Advisors

SALOMON BROTHERS VARIABLE SERIES FUND INC	Salomon Brothers Variable All Cap Fund — Class II	Seeks long-term growth of capital.	Salomon Brothers Asset Management Inc

VAN KAMPEN LIFE INVESTMENT TRUST	Comstock Portfolio — Class II Shares	Seeks capital growth and income.	Van Kampen Asset Management Inc.

	Emerging Growth Portfolio — Class II Shares	Seeks capital appreciation.	Van Kampen Asset Management Inc.

[1]	The NASDAQ 100 Index™ is an unmanaged index that is a widely recognized indicator of OTC Market performance.
[2]	A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security’s increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

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Not all of these Portfolios may be available in all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Service Center by calling:

1-800-313-5282

or by writing us at our:

Service Center

6610 West Broad Street

Richmond, Virginia 23230

Please be sure to include your name, the Annuitant’s name, your contract number and your current mailing address on any written correspondence so that we may be sure the correct prospectuses are mailed to you.

In addition, the first paragraph of the section entitled “The Company” in your prospectus is amended as follows:

We are a stock life insurance company that was incorporated in New York on February 23, 1988. We principally offer annuity contracts and life insurance policies. We do business in the State of New York. Our Home Office is located at 622 Third Avenue, 33rd Floor, New York, New York 10017. Our Service Center is located at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amount promised under the contract.

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SUPPLEMENT DATED SEPTEMBER 2, 2003 TO

PROSPECTUS DATED MAY 1, 2003 FOR

FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

ISSUED BY

GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

THROUGH ITS

GE CAPITAL LIFE SEPARATE ACCOUNT II

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

1.	The third paragraph of the “Guarantee Account” section of your prospectus is amended as follows:

Generally, you may allocate your purchase payments and/or transfer assets to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account. Currently, for such contracts, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee Account are credited interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the “Charges and Other Deductions” provision in this prospectus.

2.	The first paragraph of the “Allocation of Purchase Payments” provision located in “The Contract” section is amended as follows:

We place purchase payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio and/or the Guarantee Account, according to your instructions. You may allocate purchase payments to up to 10 Subaccounts plus the Guarantee Account at any one time. The percentage of purchase payment which you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account. Currently, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account.

3.	The “Transfers from the Subaccounts to the Guarantee Account” provision located in the “Transfers” section is amended as follows:

We may restrict certain transfers from the Subaccounts to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, we may also limit the amount that may be allocated to the Guarantee Account. Currently, for such contracts, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we

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will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.

Participants in a Dollar Cost Averaging Program may allocate assets to the Guarantee Account under the terms of that program (see the “Dollar Cost Averaging” provision in this prospectus).

4.	The sixth paragraph of the “Dollar Cost Averaging” provision in the “Transfers” section is amended as follows:

We also reserve the right to credit a higher rate of interest on purchase payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or enhanced Dollar Cost Averaging program may not be available in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in the enhanced Dollar Cost Averaging Program as of that Valuation Day. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, if you terminate your Dollar Cost Averaging program prior to the depletion of assets in the Guarantee Account, we may limit the amount that may allocated to the Guarantee Account. If we exercise this right, we guarantee the amount limited will be the same as the amount limited for those contracts not participating in a Dollar Cost Averaging program as of the date you terminate your Dollar Cost Averaging program.

5.	The first paragraph of the “Guarantee Account Interest Sweep Program” section in the “Transfers” provision is amended as follows:

You may instruct us to transfer interest earned on your assets in the Guarantee Account (if available) to the Subaccounts to which you are allocating purchase payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either monthly, quarterly, semi-annually, or annually).

6.	The “Surrenders and Partial Withdrawals” provision is amended by adding the following:

For contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, partial withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account (see the “Guarantee Account” provision in this prospectus).

7.	The “Systematic Withdrawals” section of the “Surrenders and Partial Withdrawals” provision is amended by adding the following:

For contracts issued on or after September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, taking systematic withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account (see the “Guarantee Account” provision in this prospectus).

8.	The “Principal Underwriter” provision located in the “Distribution of the Contracts” section is amended as follows:

Capital Brokerage Corporation (doing business in Indiana, Minnesota, New Mexico and Texas as GE Capital Brokerage Corporation) (“Capital Brokerage”) is the distributor and principal underwriter of the contracts. Capital Brokerage, a Washington corporation and an affiliate of ours, is located at 3001 Summer Street, 2nd Floor, Stamford, Connecticut 06905. Capital Brokerage is registered with the SEC under the Securities Exchange Act of 1934 (“1934 Act”) as a broker-dealer, and is a member of the NASD.

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GE Capital Life Separate Account II

Prospectus For

Flexible Premium Variable Deferred Annuity Contract

Form NY1155 4/00

Issued by:

GE Capital Life Assurance Company of New York

200 Old Country Road, Suite 240

Mineola, New York 11501

Service Center:

6610 West Broad Street

Richmond, Virginia 23230

Telephone: (800) 313-5282

This prospectus describes flexible premium variable deferred annuity contracts (the “contracts”) issued on or after the later of May 1, 2003 or the date on which New York State insurance authorities approve applicable contract modifications for individuals and qualified and nonqualified retirement plans. GE Capital Life Assurance Company of New York (the “Company,” “we,” “us,” or “our”) issues the contract.

This prospectus gives details about the contract, GE Capital Life Separate Account II (the “Separate Account”) and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the accumulation of contract value and the payment of periodic annuity benefits. We may pay these benefits on a variable or fixed basis.

You may allocate your purchase payments to the Separate Account, the Guarantee Account, or both. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:

AIM Variable Insurance Funds:
AIM V.I. Aggressive Growth Fund — Series I Shares
AIM V.I. Basic Value Fund — Series II Shares
AIM V.I. Blue Chip Fund — Series I Shares
AIM V.I. Capital Appreciation Fund — Series I Shares
AIM V.I. Premier Equity Fund — Series I Shares

AllianceBernstein Variable Products Series Fund, Inc.:
Growth and Income Portfolio — Class B
Premier Growth Portfolio — Class B
Technology Portfolio — Class B

American Century Variable Portfolios, Inc.:
VP Income & Growth Fund — Class I
VP International Fund — Class I
VP Ultra Fund — Class I
VP Value Fund — Class I

Dreyfus:
Dreyfus Investment Portfolios — MidCap Stock Portfolio — Initial Shares
Dreyfus Variable Investment Fund — Money Market Portfolio
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares**

Eaton Vance Variable Trust:
VT Floating-Rate Income Fund
VT Income Fund of Boston*
VT Worldwide Health Sciences Fund

Federated Insurance Series:
Federated High Income Bond Fund II* — Service Shares
Federated International Small Company Fund II
Federated Kaufmann Fund II — Service Shares

Fidelity Variable Insurance Products Fund (“VIP”):
VIP Equity-Income Portfolio — Service Class 2
VIP Growth Portfolio — Service Class 2

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Fidelity Variable Insurance Products Fund II (“VIP II”):
VIP II Contrafund® Portfolio — Service Class 2

Fidelity Variable Insurance Products Fund III (“VIP III”): VIP III Dynamic Capital Appreciation Portfolio — Service Class 2
VIP III Growth & Income Portfolio — Service Class 2
VIP III Mid Cap Portfolio — Service Class 2

Franklin Templeton Variable Insurance Products Trust:
Franklin Large Cap Growth Securities Fund — Class 2 Shares
Mutual Shares Securities Fund — Class 2 Shares
Templeton Foreign Securities Fund — Class 2 Shares
Templeton Global Asset Allocation Fund — Class 2 Shares

GE Investments Funds, Inc.:
Income Fund
Mid-Cap Value Equity Fund
Money Market Fund
Premier Growth Equity Fund
Real Estate Securities Fund
S&P 500® Index Fund
Small-Cap Value Equity Fund
Total Return Fund
U.S. Equity Fund
Value Equity Fund Greenwich Street Series Fund: Salomon Brothers Variable Emerging Growth Fund — Class II

Janus Aspen Series:
Balanced Portfolio — Service Shares
Capital Appreciation Portfolio — Service Shares
International Growth Portfolio — Service Shares

J.P. Morgan Series Trust II:
Bond Portfolio
International Opportunities Portfolio
Mid Cap Value Portfolio
Small Company Portfolio
U.S. Disciplined Equity Portfolio

MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series — Service Class Shares
MFS® Investors Trust Series — Service Class Shares
MFS® New Discovery Series — Service Class Shares
MFS® Strategic Income Series — Service Class Shares
MFS® Total Return Series — Service Class Shares
MFS® Utilities Series — Service Class Shares Nations Separate Account Trust: Nations Marsico Growth Portfolio Nations Marsico International Opportunities Portfolio

Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA — Service Shares
Oppenheimer Capital Appreciation Fund/VA — Service Shares
Oppenheimer Global Securities Fund/VA — Service Shares
Oppenheimer Main Street Fund/VA — Service Shares (formerly, Oppenheimer Main Street Growth & Income Fund/VA)
Oppenheimer Main Street Small Cap Fund/VA —Service Shares

PIMCO Variable Insurance Trust:
High Yield Portfolio* — Administrative Class Shares
Long-Term U.S. Government Portfolio — Administrative Class Shares
Total Return Portfolio — Administrative Class Shares The Prudential Series Fund, Inc.: Jennison Portfolio — Class II Jennison 20/20 Focus Portfolio — Class II

Rydex Variable Trust:
OTC Fund

Salomon Brothers Variable Series Fund Inc:
Salomon Brothers Variable All Cap Fund — Class II

Scudder Variable Series II:
Scudder Technology Growth Portfolio — Class B Shares
SVS Dreman High Return Equity Portfolio — Class B Shares
SVS Dreman Small Cap Value Portfolio — Class B Shares

Van Kampen Life Investment Trust:
Comstock Portfolio — Class II Shares
Emerging Growth Portfolio — Class II Shares

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*	These Portfolios may invest in lower quality debt securities commonly referred to as junk bonds.
**	The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares will only be available to contracts purchased through particular financial institutions or brokerage firms effective May 1, 2003.

Not all of these Portfolios may be available in all markets.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your contract:

•	Is NOT a bank deposit

•	Is NOT FDIC insured

•	Is NOT insured or endorsed by a bank or any federal government agency

•	MAY go down in value

Except for amounts in the Guarantee Account, both the value of a contract before the Annuity Commencement Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. You bear the investment risk of investing in the Portfolios.

These contracts are also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of the Company.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

A Statement of Additional Information, dated May 1, 2003, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy, call us at:

1-800-313-5282;

or write us at our Service Center at:

6610 West Broad Street

Richmond, Virginia 23230

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The Statement of Additional Information and other material incorporated by reference can be found on the SEC’s website at:

www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

The date of this prospectus is May 1, 2003.

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Definitions

The following terms are used throughout the prospectus.

Accumulation Unit — An accounting unit of measure we use to calculate the value in the Separate Account before the income payments commence.

Annuitant/Joint Annuitant — The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

Annuity Commencement Date — The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

Annuity Unit — An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

Code — The Internal Revenue Code of 1986, as amended.

Contract Date — The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

Contract Value — The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

Fund — Any open-end management investment company or any unit investment trust in which the Separate Account invests.

General Account — Assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company.

Guarantee Account — Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account.

Portfolio — A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objectives. Not all Portfolios may be available in all markets.

Separate Account — GE Capital Life Separate Account II, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

Service Center — The office to which all written and telephone inquiries concerning the contract or the Portfolios should be made: 6610 West Broad Street, Richmond, Virginia

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23230, 1-800-313-5282. The term “we” may be used throughout this prospectus in connection with calculation of Contract Value; in these instances, the term “we” has the same meaning as the Service Center.

Subaccount — A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all markets. A Subaccount may be referred to as an Investment Subdivision in your contract and/or marketing materials.

Surrender Value — The value of your contract as of the date we receive your written request to surrender at our Service Center, less any applicable premium tax, annual contract charge, any optional death benefit charge and any surrender charge.

Valuation Day — Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount’s corresponding Portfolio does not value its shares.

Valuation Period — The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

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Fee Tables

The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options.

Contract Owner Transaction Expenses

Surrender Charge (as a percentage of purchase payments partially withdrawn or surrendered)	Maximum of 8%[1,2]

Transfer Charge	$10.00[3]

[1]	The maximum surrender charge assumes you elect the Enhanced Payment Benefit Option at the time of application. The surrender charge declines to $0 over a period of 9 years for each purchase payment received. If you do not elect the Enhanced Payment Benefit Option, the maximum surrender charge is 6% and declines to $0 over a period of seven years for each purchase payment received.
[2]	A surrender charge is not assessed on any amounts representing gain. In addition, you may partially withdraw the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge; the free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount withdrawn unless otherwise requested.
[3]	We reserve the right to assess a transfer charge for each transfer among the Subaccounts.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

Periodic Charges Other Than Portfolio Expenses

Annual Contract Charge	$30.00[1]

Separate Account Annual Expenses (as a percentage of your average daily net assets in the Separate Account)

Mortality and Expense Risk Charge	1.30%

Administrative Expense Charge	0.15%

Optional Benefits (as a percentage of your Contract Value at the time the charge is taken)[2]

Annual Step-Up Death Benefit Rider Option	0.20%

Enhanced Payment Benefit Option[3]	0.15%

Maximum Total Separate Account Annual Expenses	1.80%[4]

[1]	This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.
[2]	All charges for the optional benefits are taken in arrears on each contract anniversary and at the time the contract is surrendered.
[3]	This charge is deducted as a percentage of your assets allocated to the Separate Account.
[4]	The Maximum Total Separate Account Annual Expenses assume that the owner elected the Enhanced Payment Benefit Option and the Annual Step-Up Death Benefit Rider Option. If only one optional benefit was elected, or if no optional benefit was elected, the total Separate Account annual expenses would be lower.

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The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (12b-1) fees, and other expenses. More detail concerning each Portfolio’s fees and expenses appears in the prospectus for each Portfolio.

Annual Portfolio Expenses[1]	Minimum	Maximum

Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)	0.39%	11.52%

[1]	Expenses are shown as a percentage of Portfolio average daily net assets as of December 31, 2002. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios’ expenses in order to keep the Portfolios’ expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements are 0.39% and 2.50%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

OTHER CONTRACTS

We offer other variable annuity contracts through the Separate Account which also invest in the same Portfolios (or many of the same) of the Funds offered under the contract. These contracts have different charges that could affect the value of the Subaccounts and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 313-5282.

EXAMPLES

These Examples are intended to help you compare the costs of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, Separate Account annual expenses and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

•	invested $10,000 in the contract for the time periods indicated;

•	earned a 5% annual return on your investment;

•	elected the Enhanced Payment Benefit Option and the Annual Step-Up Death Benefit Rider Option; and

•	surrendered your contract at the end of the stated period.

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Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

	1 Year	3 Years	5 Years	10 Years
Costs Based on Maximum Annual Portfolio Expenses	$2,006.90	$4,182.43	$6,001.34	$9,021.37

The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract or that you decide not to surrender your contract at the end of the stated time period.

	1 Year	3 Years	5 Years	10 Years
Costs Based on Maximum Annual Portfolio Expenses	$1,286.90	$3,552.43	$5,461.34	$9,021.37

Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

•	Separate Account charges of 1.45% for the mortality and expense risk charge as well as the administrative expense charge (deducted daily at an effective annual rate of the assets in the Separate Account);

•	an annual contract charge of $30 (assumed to be equivalent to 0.1% of the Contract Value);

•	a charge of 0.15% for the Enhanced Payment Benefit Option (an annual rate as a percentage of your assets in the Separate Account); and

•	a charge of 0.20% for the Annual Step-Up Death Benefit Rider Option (an annual rate as a percentage of your Contract Value at the time the charge is taken).

If the Enhanced Payment Benefit Option and the Annual Step-Up Death Benefit Rider Option are not elected, the expense figures shown above would be lower.

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Synopsis

What type of contract am I buying?    The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified (“Qualified Contract”) under the Code, or as a contract that is not qualified under the Code (“Non-Qualified Contract”). This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See “The Contract” provision in this prospectus.

How does the contract work?    Once we approve your application, we will issue a contract to you. During the accumulation period you can use your purchase payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract), we will convert your Accumulation Units to Annuity Units. You can choose fixed or variable income payments. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and the value of each unit on that Valuation Day. See “The Contract” provision in this prospectus.

What is the Separate Account?    The Separate Account is a segregated asset account established under New York insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See “The Separate Account” provision in this prospectus.

What are my variable investment choices?    Through its Subaccounts, the Separate Account uses your purchase payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See “The Separate Account” provision in this prospectus.

What is the Guarantee Account?    We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the Guarantee

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Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all markets. See the “Transfers Before the Annuity Commencement Date” and “The Guarantee Account” provisions in this prospectus.

What charges are associated with this contract?    If you elect the Enhanced Payment Benefit Option, should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for nine years, we will assess a surrender charge ranging from 0% to 8%, depending upon how many full years those payments have been in the contract. If you do not elect the Enhanced Payment Benefit Option, should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for seven years, we will assess a surrender charge ranging from 0% to 6%, depending upon how many full years those payments have been in the contract.

For all contracts, we do not assess a surrender charge on any amounts withdrawn that represent gain. You may also partially withdraw up to the greater of 10% of purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. We may also waive the surrender charge in certain circumstances. See the “Surrender Charge” provision in this prospectus.

We assess annual charges in the aggregate at an effective annual rate of 1.45% against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.15% and a mortality and expense risk charge of 1.30%. There is also an additional charge of 0.15% against the daily net asset value of the Separate Account if the Enhanced Payment Benefit Option is elected at the time of application which would increase the total annual charges in the aggregate to an effective annual rate of 1.60% against the daily net asset value of the Separate Account. There is also a $30 annual contract charge which we waive if the Contract Value is more than $40,000 at the time the charge is assessed. We also charge for the optional riders. For a complete discussion of all charges associated with the contract, see the “Charges and Other Deductions” provision in this prospectus.

If the state in which you reside assesses a premium tax to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or the Contract Value, as applicable. See the “Charges and Other Deductions” and the “Deductions for Premium Taxes” provisions in this prospectus.

There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio as well

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as 12b-1 fees or service share fees, if applicable. See the “Fee Tables” section in this prospectus. These expenses are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the “Distribution of the Contracts” provision in this prospectus.

How much must I pay, and how often?    Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are flexible. See “The Contract — Purchase Payments” provision in this prospectus.

How will my income payments be calculated?    We will pay you a monthly income beginning on the Annuity Commencement Date if any Annuitant is still living. You may also decide to annuitize under one of the optional payment plans. We will base your initial payment on the Contract Value and other factors. See the “Income Payments” provision in this prospectus.

What happens if I die before the Annuity Commencement Date?    Before the Annuity Commencement Date, if an owner, joint owner or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary. See the “Death of Owner and/or Annuitant” provision in this prospectus.

May I transfer assets among Subaccounts and to and from the Guarantee Account?    Yes, but there may be limits on how often you may do so. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. Transfers from the Guarantee Account to the Subaccounts or to the Guarantee Account from the Subaccounts may be subject to certain restrictions. See “Transfers Before the Annuity Commencement Date,” “Income Payments — Transfers After the Annuity Commencement Date” and the “Guarantee Account” provisions in this prospectus.

May I surrender the contract or take partial withdrawals?    Yes, subject to contract requirements and to restrictions imposed under certain retirement plans.

If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you may be subject to income tax and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the “Federal Tax Matters” provision in this prospectus. A partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See the “Death of Owner and/or Annuitant” provision for more information.

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Do I get a free look at this contract?    Yes. You have the right to return the contract to us at our Service Center at the address listed on page 1 of this prospectus or to your registered representative, and have us cancel the contract within 10 days after its delivery (or longer if required by applicable law).

If you exercise this right, we will cancel your contract as of the date we receive your request and send you a refund computed as of that day.

If you elect the enhanced payment benefit your refund will equal one of the following amounts:

(i)	if your Contract Value has increased or stayed the same, your refund will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract; or

(ii)	if your Contract Value has decreased, your refund will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract.

This means that we bear any losses attributable to the enhanced payment amounts during the free look period; we will take any gains associated with the enhanced payment amounts during the free look period. We do not assess a surrender charge on your contract refund. See the “Return Privilege” provison of this prospectus.

If you do not elect the enhanced payment benefit, we will cancel the contract as of the day we receive your request and send you a refund equal to your Contract Value (without reduction for any surrender charges) plus any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the date we received the returned contract.

When are my allocations effective when purchasing this contract?    Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Guarantee Account and/or the Subaccounts that correspond to the Portfolios you choose. See the “Allocation of Purchase Payments” provision in this prospectus.

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Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

There were no Accumulation Unit values outstanding for the period ending December 31, 2002.

Investment Results

At times, the Separate Account may compare its investment results to various unmanaged indices or other variable annuities in reports to beneficial shareholders, sales literature, and advertisements. We will calculate the results on a total return basis for various periods, with annual contract charges and with or without surrender charges. Results calculated without surrender charges will be higher.

Total returns assume an initial investment of $1,000 and include the reinvestment of all distributions of the Portfolios, the Portfolios’ charges and expenses (including any 12b-1 or service share fees), and the charges associated with the contract, including the mortality and expense risk charge, the administrative expense charge, the annual contract charge, and the charges for the Enhanced Payment Benefit Option and the Annual Step-Up Death Benefit Rider Option. Premium taxes are not reflected in any of the calculations, but may apply. See “Appendix B” and the Statement of Additional Information for more information.

Financial Statements

The financial statements for the Company and the financial statements of the Separate Account are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call 1-800-313-5282 or write to our Service Center at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC’s website at http://www.sec.gov.

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The Company

We are a stock life insurance company that was incorporated in New York on February 23, 1988. We principally offer annuity contracts and life insurance policies. We do business in the State of New York. Our Home Office is located at 200 Old Country Road, Suite 240, Mineola, New York 11501. Our Service Center is located at 6610 West Broad Street, Richmond, Virginia, 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. GNA Corporation directly owns the stock of Capital Brokerage Corporation. GNA Corporation, Capital Brokerage Corporation, GE Financial Assurance Holdings, Inc. and GE Investments Funds, Inc. are affiliates of the Company.

We are a charter member of the Insurance Marketplace Standards Association (“IMSA”). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA’s Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

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The Separate Account

We established the Separate Account as a separate investment account on April 1, 1996. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”). The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

THE PORTFOLIOS

There is a separate Subaccount which corresponds to each Portfolio of a Fund offered in this contract. You decide the Subaccounts to which you allocate purchase payments. You may change your allocation without penalty or charges.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

Before choosing a Subaccount to allocate your purchase payments and assets, carefully read the prospectus for each Portfolio, along with this prospectus. We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective. We do not guarantee any minimum value for the amounts allocated to the Separate Account. You bear the investment risk of investing in the Subaccounts.

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The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

VOTING RIGHTS

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting. Each person having a voting interest in the Portfolio will receive proxy voting materials, reports, other materials, and a form with which to give us voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

SUBACCOUNTS	You may allocate purchase payments in up to 10 Subaccounts of the Portfolios listed below in addition to the Guarantee Account at any one time.

	Subaccount Investing In	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

AIM VARIABLE INSURANCE FUNDS	AIM V.I. Aggressive Growth Fund — Series I Shares	Seeks long-term growth of capital.	A I M Advisors, Inc.

	AIM V.I. Basic Value Fund — Series II Shares	Seeks long-term growth of capital.	A I M Advisors, Inc.

	AIM V.I. Blue Chip Fund — Series I Shares	Seeks long-term growth of capital. Current income is a secondary objective.	A I M Advisors, Inc.

	AIM V.I. Capital Appreciation Fund — Series I Shares	Seeks growth of capital.	A I M Advisors, Inc.

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	Subaccount Investing In	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

	AIM V.I. Premier Equity Fund —Series I Shares	Seeks long-term growth of capital. Income is a secondary objective.	A I M Advisors, Inc.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.	Growth and Income Portfolio —Class B	Seeks reasonable current income and reasonable opportunity for appreciation.	Alliance Capital Management, L.P.

	Premier Growth Portfolio — Class B	Seeks growth of capital.	Alliance Capital Management, L.P.

	Technology Portfolio — Class B	Seeks growth of capital.	Alliance Capital Management, L.P.

AMERICAN CENTURY VARIABLE PRODUCTS, INC.	VP Income & Growth Fund — Class I	Seeks capital growth. Income is a secondary objective.	American Century Investment Management, Inc.

	VP International Fund — Class I	Seeks capital growth.	American Century Investment Management, Inc.

	VP Ultra Fund — Class I	Seeks long-term capital growth.	American Century Investment Management, Inc.

	VP Value Fund — Class I	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.

DREYFUS	Dreyfus Investment Portfolios MidCap Stock Portfolio — Initial Shares	Seeks investment returns (consisting of capital appreciation and income) that are consistently superior to the Standard & Poor’s 400 MidCap Index.	The Dreyfus Corporation

	Dreyfus Variable Investment Fund — Money Market Portfolio	Seeks as high a level of current income as is consistent with the preservation of capital.	The Dreyfus Corporation

	The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	Seeks capital growth. Current income is a secondary objective.	The Dreyfus Corporation (subadvised by NCM Management Group, Inc.)

EATON VANCE VARIABLE TRUST	VT Floating-Rate Income Fund	Seeks high current income.	Eaton Vance Management

	VT Income Fund of Boston	Seeks as much current income as possible by primarily investing in high yield, high risk corporate bonds, commonly referred to as “junk bonds.”	Eaton Vance Management

	VT Worldwide Health Sciences Fund	Seeks long-term capital growth.	OrbiMed Advisers, Inc.

FEDERATED INSURANCE SERIES	Federated High Income Bond Fund II — Service Class	Seeks high current income by investing in lower-rated corporate debt obligations, commonly referred to as “junk bonds.”	Federated Investment Management Company

	Federated International Small Company Fund II	Seeks long-term growth of capital.	Federated Global Investment Management Corp.

	Federated Kaufmann Fund II — Service Shares	Seeks capital appreciation.	Federated Investment Management Company (subadvised by Federated Global Investment Management Corp.)

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	Subaccount Investing In	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

FIDELITY VARIABLE INSURANCE PRODUCTS FUND (“VIP”)	VIP Equity-Income Portfolio —Service Class 2	Seeks reasonable income and will consider the potential for capital appreciation.	Fidelity Management & Research Company; (subadvised by FMR Co., Inc. (FMRC))

	VIP Growth Portfolio — Service Class 2	Seeks capital appreciation.	Fidelity Management & Research Company; (subadvised by FMR Co., Inc. (FMRC))

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II (“VIP II”)	VIP II Contrafund® Portfolio — Service Class 2	Seeks long-term capital appreciation.	Fidelity Management & Research Company (subadvised by Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Management & Research (Far East) Inc. (FMR Far East) and Fidelity Investments Japan Limited (FIJ); FMR Co., Inc. (FMRC))

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III (“VIP III”)	VIP III Dynamic Capital Appreciation Portfolio — Service Class 2	Seeks capital appreciation.	Fidelity Management & Research Company (subadvised by Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Management & Research (Far East) Inc. (FMR Far East) and Fidelity Investments Japan Limited (FIJ); FMR Co., Inc. (FMRC))

	VIP III Growth & Income Portfolio — Service Class 2	Seeks high total return.	Fidelity Management & Research Company (subadvised by Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Management & Research (Far East) Inc. (FMR Far East) and Fidelity Investments Japan Limited (FIJ); FMR Co., Inc. (FMRC))

	VIP III Mid Cap Portfolio — Service Class 2	Seeks long-term growth of capital.	Fidelity Management & Research Company (subadvised by Fidelity Management & Research (U.K.), Inc. (FMR U.K.) and Fidelity Management & Research Far East Inc. (FMR Far East))

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	Subaccount Investing In	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST	Franklin Large Cap Growth Securities Fund — Class 2 Shares	Seeks capital appreciation	Franklin Advisers, Inc.

	Mutual Shares Securities Fund — Class 2 Shares	Seeks capital appreciation. Income is a secondary goal.	Franklin Mutual Advisers, LLC

	Templeton Foreign Securities Fund — Class 2 Shares	Seeks long-term capital growth.	Templeton Investment Counsel, LLC; subadvised by Franklin Advisers, Inc.

	Templeton Global Asset Allocation Fund — Class 2 Shares	Seeks high total return.	Templeton Investment Counsel, LLC; subadvised by Franklin Advisers, Inc.

GE INVESTMENTS FUNDS, INC.	Income Fund	Seeks maximum income.	GE Asset Management Incorporated

	Mid-Cap Value Equity Fund	Seeks long-term growth of capital and future income.	GE Asset Management Incorporated

	Money Market Fund	Seeks a high level of current income.	GE Asset Management Incorporated

	Premier Growth Equity Fund	Seeks long-term growth of capital and future income.	GE Asset Management Incorporated

	Real Estate Securities Fund	Seeks maximum total return.	GE Asset Management Incorporated (subadvised by Seneca Capital Management)

	S&P 500® Index Fund[1]	Seeks growth of capital and accumulation of income.	GE Asset Management Incorporated

	Small-Cap Value Equity Fund	Seeks long-term growth of capital.	GE Asset Management Incorporated (subadvised by Palisade Capital Management, L.L.C.)

	Total Return Fund	Seeks the highest total return.	GE Asset Management Incorporated

	U.S. Equity Fund	Seeks long-term growth of capital.	GE Asset Management Incorporated

	Value Equity Fund	Seeks long-term growth of capital and future income.	GE Asset Management Incorporated

GREENWICH STREET SERIES FUND	Salomon Brothers Variable Emerging Growth Fund — Class II	Seeks capital appreciation.	Salomon Brothers Asset Management Inc

[1]	“Standard & Poor’s,” “S&P,” and “S&P 500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500® Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.

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	Subaccount Investing In	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

JANUS ASPEN SERIES	Balanced Portfolio — Service Shares	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Capital Management LLC

	Capital Appreciation Portfolio — Service Shares	A non-diversified1 portfolio that seeks long-term growth of capital.	Janus Capital Management LLC

	International Growth Portfolio — Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC

J.P. MORGAN SERIES TRUST II	Bond Portfolio	Seeks high total return consistent with moderate risk of capital and maintenance of liquidity.	J.P. Morgan Investment Management, Inc., a subsidiary of J.P. Morgan Chase & Co.

	International Opportunities Portfolio	Seeks high total return.	J.P. Morgan Investment Management, Inc., a subsidiary of J.P. Morgan Chase & Co.

	Mid Cap Value Portfolio	Seeks growth from capital appreciation.	J.P. Morgan Investment Management, Inc., a subsidiary of J.P. Morgan Chase & Co.

	Small Company Portfolio	Seeks to provide high total return from a portfolio of small company stocks.	J.P. Morgan Investment Management, Inc., a subsidiary of J.P. Morgan Chase & Co.

	U.S. Disciplined Equity Portfolio	Seeks to provide high total return from a portfolio of selected equity securities.	J.P. Morgan Investment Management, Inc., a subsidiary of J.P. Morgan Chase & Co.

MFS® VARIABLE INSURANCE TRUST	MFS® Investors Growth Stock Series — Service Class Shares	Seeks long-term growth of capital and future income rather than current income.	Massachusetts Financial Services Company (“MFS®”)

	MFS® Investors Trust Series — Service Class Shares	Seeks long-term growth of capital and secondarily reasonable current income.	Massachusetts Financial Services Company (“MFS®”)

	MFS® New Discovery Series —Service Class Shares	Seeks capital appreciation.	Massachusetts Financial Services Company (“MFS®”)

	MFS® Strategic Income Series — Service Class Shares	Seeks high current income. Significant capital appreciation is a secondary objective.	Massachusetts Financial Services Company (“MFS®”)

	MFS® Total Return Series — Service Class Shares	Seeks above average income. Reasonable opportunity for growth of capital and income is a secondary objective.	Massachusetts Financial Services Company (“MFS®”)

	MFS® Utilities Series — Service Class Shares	Seeks capital growth and current income.	Massachusetts Financial Services Company (“MFS®”)

[1]	A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security’s increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

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	Subaccount Investing In	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

NATIONS SEPARATE ACCOUNT TRUST	Nations Marsico Growth Portfolio	Seeks long-term growth of capital.	Banc of America Advisors, LLC (subadvised by Marsico Capital)

	Nations Marsico International Opportunities Portfolio	Seeks long-term growth of capital.	Banc of America Advisors, LLC (subadvised by Marsico Capital)

OPPENHEIMER VARIABLE ACCOUNT FUNDS	Oppenheimer Aggressive Growth Fund VA — Service Shares	Seeks capital appreciation.	OppenheimerFunds, Inc.

	Oppenheimer Capital Appreciation Fund/VA — Service Shares	Seeks capital appreciation.	OppenheimerFunds, Inc.

	Oppenheimer Global Securities Fund/VA — Service Shares	Seeks long-term capital appreciation.	OppenheimerFunds, Inc.

	Oppenheimer Main Street Fund/VA — Service Shares (formerly, Oppenheimer Main Street Growth & Income Fund/VA)	Seeks high total return.	OppenheimerFunds, Inc.

	Oppenheimer Main Street Small Cap Fund/VA — Service Shares	Seeks capital appreciation.	OppenheimerFunds, Inc.

PIMCO VARIABLE INSURANCE TRUST	High Yield Portfolio — Administrative Class Shares	Seeks to maximize total return by primarily investing in “junk bonds.”	Pacific Investment Management Company LLC

	Long-Term U.S. Government Portfolio — Administrative Class Shares	Seeks to maximize total return.	Pacific Investment Management Company LLC

	Total Return Portfolio — Administrative Class Shares	Seeks to maximize total return.	Pacific Investment Management Company LLC

THE PRUDENTIAL SERIES FUND, INC.	Jennison Portfolio — Class II	Seeks long-term growth of capital.	Prudential Investments LLC (subadvised by Jennison Associates LLC)

	Jennison 20/20 Focus Portfolio — Class II	Seeks long-term growth of capital.	Prudential Investments LLC (subadvised by Jennison Associates LLC)

RYDEX VARIABLE TRUST	OTC Fund[1]	A non-diversified[2] portfolio that seeks to provide investment results that correspond to a benchmark for over-the-counter securities by investing primarily in securities of companies included in NASDAQ 100 Index™.	Rydex Global Advisors

SALOMON BROTHERS VARIABLE SERIES FUNDS INC	Salomon Brothers Variable All Cap Fund — Class II	Seeks long-term growth of capital.	Salomon Brothers Asset Management Inc

[1]	The NASDAQ 100 Index™ is an unmanaged index that is a widely recognized indicator of OTC Market performance.
[2]	A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security’s increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

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	Subaccount Investing In	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

SCUDDER VARIABLE SERIES II	Scudder Technology Growth Portfolio — Class B Shares	Seeks growth of capital.	Deutsche Asset Management

	SVS Dreman High Return Equity Portfolio — Class B Shares	Seeks to achieve a high rate of total return.	Deutsche Asset Management (subadvised by Dreman Value Management L.L.C.)

	SVS Dreman Small Cap Value Portfolio — Class B Shares	Seeks long-term capital appreciation.	Deutsche Asset Management (subadvised by Dreman Value Management L.L.C.)

VAN KAMPEN LIFE INVESTMENT TRUST	Comstock Portfolio — Class II Shares	Seeks capital growth and income.	Van Kampen Asset Management Inc.

	Emerging Growth Portfolio — Class II Shares	Seeks capital appreciation.	Van Kampen Asset Management Inc.

Not all of these Portfolios may be available in all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender proceeds, partial withdrawals, to make income payments, or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund’s Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

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We have entered into agreements with either the investment adviser or distributor of each of the Funds under which the adviser or distributor pays us a fee ordinarily based upon a percentage of the average aggregate amount we have invested on behalf of the Separate Account and other separate accounts. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisers or distributors. These agreements reflect administrative services we provide. The amounts we receive under these agreements may be significant.

We may also receive service share fees from some of the Portfolios. These fees are deducted from Portfolio assets, attributable to the contracts and are for the administrative services we provide to those Portfolios. In addition, our affiliate, Capital Brokerage Corporation, the principal underwriter for the contracts, may receive 12b-1 fees deducted from certain Portfolio assets attributable to the contracts for providing distribution and shareholder support services to some of the Portfolios. Because the service share fees and 12b-1 fees are paid out of a Portfolio’s assets on an ongoing basis, over time they will increase the cost of an investment in Portfolio shares.

CHANGES TO THE SEPARATE ACCOUNT AND THE SUBACCOUNTS

We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio’s shares should become inappropriate, in the judgment of our management, for the purposes of the contract. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

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The Guarantee Account

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the Federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the “1933 Act”), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither our Guarantee Account nor our General Account is generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all markets.

You may allocate some or all of your purchase payments and transfer some or all of your assets to the Guarantee Account. We credit the portion of the assets allocated to the Guarantee Account with interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with the contract. See the “Charges and Other Deductions” provision in this prospectus.

Each time you allocate purchase payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods.

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However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30 day period following the expiration of the interest rate guarantee period (“30 day window”) of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts, subject to certain restrictions. (See the “Transfers Before the Annuity Commencement Date” provision in this prospectus for more information.) During the 30 day window, the allocation will accrue interest at the new interest rate guarantee period’s interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on purchase payments allocated to the Guarantee Account participating in a Dollar Cost Averaging Program that would otherwise be credited if not participating in a Dollar Cost Averaging Program. (See the “Dollar Cost Averaging” provision.) Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting purchase payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Service Center to determine the interest rate guarantee periods currently being offered.

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Charges and Other Deductions

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other expenses and cost of contract benefits through fees and charges imposed under the contracts. See the “Distribution of the Contracts” provision in this prospectus for more information.

All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge, the administrative expense charge, and the Enhanced Payment Benefit Option, if elected.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

•	processing applications for and issuing the contracts;

•	maintaining records;

•	administering annuity payments;

•	furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

•	reconciling and depositing cash receipts;

•	providing contract confirmations and periodic statements;

•	providing toll-free inquiry services; and

•	furnishing telephone and internet transaction services.

The risks we assume include:

•	the risk that the death benefit will be greater than the Surrender Value;

•	the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

•	the risk that more owners than expected will qualify for waivers of the surrender charges;

•	the risk that the bonus paid, if the Enhanced Payment Benefit Option is elected, will be greater than the revenues from the contract charges (which cannot be changed by us); and

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•	the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSACTION EXPENSES

SURRENDER CHARGE

We assess a surrender charge on partial withdrawals and surrenders of purchase payments, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there are insufficient assets in the Separate Account, we will deduct the charge proportionately from all assets in the Guarantee Account. The charge will be taken first from any six year interest rate guarantee periods to which you have allocated purchase payment and then from the one year interest rate guarantee periods on a first-in, first-out basis.

The surrender charge, if you elect the Enhanced Payment Benefit Option, is as follows:

Number of Full and Partially Completed Years Since We Received the Purchase Payment	Surrender Charge as a Percentage of the Surrendered or Withdrawn Purchase Payment

1	8%
2	8%
3	7%
4	7%
5	6%
6	5%
7	4%
8	2%
9 or more	0%

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The surrender charge is as follows if you do not elect the Enhanced Payment Benefit Option:

Number of Full and Partially Completed Years Since We Received the Purchase Payment	Surrender Charge as a Percentage of the Surrendered or Withdrawn Purchase Payment

1	6%
2	6%
3	6%
4	6%
5	5%
6	4%
7 or more	0%

We do not assess the surrender charge on surrenders or partial withdrawals:

•	on amounts representing gain (as defined below);

•	on free withdrawal amounts (as defined below);

•	taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

•	if a waiver of surrender charge provision applies.

You may withdraw any gain in your contract free of any surrender charge. We calculate gain in the contract as: (a) plus (b) minus (c) minus (d), but not less than zero where:

(a)	is the Contract Value on the Valuation Day we receive your partial withdrawal or surrender request;

(b)	is the total of any withdrawals including surrender charges previously taken;

(c)	is the total of purchase payments made; and

(d)	is the total of any gain previously withdrawn.

In addition to any gain, you may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge (the “free withdrawal amount”). We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. The free withdrawal amount is not cumulative from contract year to contract year.

Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for

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a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See the “Optional Payment Plans” provision.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the contract (provided the confinement began, or the illness was diagnosed, at least one year after the Contract Date). If you surrender the contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available. The terms and conditions of the waivers are set forth in your contract.

DEDUCTIONS FROM THE SEPARATE ACCOUNT

We deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.45% of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.30%. These deductions from the Separate Account are reflected in your Contract Value.

If you elect the Enhanced Payment Benefit Option, we deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.60% of the daily net assets of the Separate Account. The charge consists of an administration expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.30%, as well as a charge at an effective annual rate of 0.15% for the Enhanced Payment Benefit Option.

OTHER CHARGES

ANNUAL CONTRACT CHARGE

We will deduct an annual charge of $30 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge at each contract anniversary and at surrender. We will waive this charge if your Contract Value at the time of deduction is more than $40,000.

We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionately from all assets in the Guarantee Account.

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CHARGE FOR ENHANCED PAYMENT BENEFIT OPTION

We charge for the Enhanced Payment Benefit Option. We deduct the charge for the Enhanced Payment Benefit Option daily at an effective annual rate of 0.15% of your daily net asset value in the Separate Account. We will allocate the charge for the Enhanced Payment Benefit Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge.

CHARGE FOR THE ANNUAL STEP-UP DEATH BENEFIT RIDER OPTION

We charge you for expenses related to the Annual Step-Up Death Benefit Rider Option. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Annual Step-Up Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Annual Step-Up Death Benefit Rider Option is an annual rate of 0.20% of your Contract Value at the time of the deduction.

DEDUCTIONS FOR PREMIUM TAXES

We will deduct charges for any premium tax or other tax levied by any governmental entity from purchase payments or the Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

OTHER CHARGES AND DEDUCTIONS	Each Portfolio incurs certain fees and expenses. To pay for these expenses, the Portfolio makes deductions from its assets. The deductions are described more fully in each Portfolio’s prospectus.

In addition, we reserve the right to impose a charge of up to $10 per transfer. This charge is at our cost with no profit to us.

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ADDITIONAL INFORMATION

We may reduce or eliminate the administrative expense and surrender charges described previously for any particular contract. However, we will reduce these charges only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the result of economies associated with:

(1)	the use of mass enrollment procedures;

(2)	the performance of administrative or sales functions by the employer;

(3)	the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees; or

(4)	any other circumstances which reduce distribution or administrative expenses.

We will state the exact amount of administrative expense and surrender charges applicable to a particular contract in that contract.

We may also reduce charges and/or deductions for sales of the contracts to registered representatives who sell the contracts to the extent we realize savings of distribution and administrative expenses. Any such reduction in charges and/or deductions will be consistent with the standards we use in determining the reduction in charges and/or deductions for other group arrangements.

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The Contract

The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits). We will include any differences in your contract.

PURCHASE OF THE CONTRACT

If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you through your sales representative. See the “Distribution of the Contracts” provision in this prospectus.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your purchase payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial purchase payment within two business days. We will apply any additional purchase payments you make on the Valuation Day we receive them.

To apply for a contract, you must be of legal age in the State of New York and also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 85, unless we approve a different age.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

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Purchasing the contract through a tax-free “Section 1035” exchange.    Section 1035 of the Code generally permits you to exchange one annuity contract for another in a “tax-free exchange.” Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission.

OWNERSHIP

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply for a contract as joint owners. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other except of ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

During the Annuitant’s life, you can change any non-natural owner to another non-natural owner.

Before the Annuity Commencement Date, you may change:

•	your Annuity Commencement Date to any date at least ten years after your last purchase payment;

•	your optional payment plan;

•	the allocation of your investments among the Subaccounts and/or the Guarantee Account; and

•

the owner, joint owner, primary beneficiary, and contingent beneficiary upon written notice to the Service Center if you reserved this right and the Annuitant(s) is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. Changing

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the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

We must receive your request for a change in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

ASSIGNMENT

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract. However, an assignment may terminate certain death benefits provided by rider option. An assignment must occur before the Annuity Commencement Date and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Service Center, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Service Center receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

PURCHASE PAYMENT

You may make purchase payments at any frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total  purchase payments for an Annuitant age 79 or younger that exceed $2,000,000. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000. Payments may be made at any time prior to the Annuity Commencement Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to

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accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial purchase payment is $5,000 (or $2,000 if your contract is an IRA contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA contracts and $100 for other Qualified Contracts.

VALUATION DAY AND VALUATION PERIOD

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m., Eastern Time) for each day the New York Stock Exchange is open except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF PURCHASE PAYMENTS

We place purchase payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio, and/or the Guarantee Account, according to your instructions. You may allocate purchase payments to up to 10 Subaccounts plus the Guarantee Account at any one time. The percentage of any purchase payment which you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100.

Upon allocation to the appropriate Subaccounts, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Service Center. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio’s investments perform, but also upon the charges of the Separate Account and the Portfolios.

You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice in writing or over the phone. The new allocation will apply to any purchase payments made after we receive notice of the change.

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VALUATION OF ACCUMULATION UNITS

Partial withdrawals, surrenders and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial withdrawal, surrender or payment of a death benefit. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10.00. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Subaccount. If any “ex-dividend” date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.

OPTIONAL ENHANCED PAYMENT BENEFIT

For contracts issued with Annuitant(s) age 80 or younger, if you elect the enhanced payment benefit, we will add a percentage of each purchase payment you make to your Contract Value. Currently, this amount is 4%, but it may vary with each purchase payment and could be zero. We will tell you the amount of the enhanced payment benefit at the time you make your purchase payment. You only can elect this benefit when you apply for your contract. We fund the enhanced payment amount from the assets in our General Account.

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We will apply the enhanced payment amount when we apply your purchase payment to your Contract Value, and will allocate the enhanced payment amount on a pro-rata basis to the investment options you select.

There are important things you should consider before you elect the enhanced payment benefit. These include:

•	Over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the enhanced payment benefit may exceed the sum of the enhanced payment amount and any related earnings.

•	Once you elect the enhanced payment benefit, you cannot cancel it. The benefit remains in effect until you surrender or annuitize your contract.

•	We may lower the enhanced payment amount, and we may determine to credit zero percent of each purchase payment you make under your contract. Regardless of the enhanced payment amount, we will continue to charge for the benefit. This means you could be charged for the benefit even though you receive no further enhanced payment amounts.

•	We will recapture the enhanced payment amount if you surrender your contract during the free look period.

•	Please take advantage of the guidance of a qualified financial advisor in evaluating the enhanced payment benefit, as well as the other aspects of the contract.

•	We may profit from the enhanced payment benefit charge.

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Transfers

TRANSFERS BEFORE THE ANNUITY COMMENCEMENT DATE

You may transfer all or a portion of your assets between and among the Subaccounts of the Separate Account and the Guarantee Account on any Valuation Day prior to the Annuity Commencement Date, subject to certain conditions. You may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Service Center. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts and/or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the “Requesting Payments” provision in this prospectus.

TRANSFERS FROM THE GUARANTEE ACCOUNT TO THE SUBACCOUNTS

We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the “Dollar Cost Averaging” provision) you may make such transfers only during the 30-day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

TRANSFERS FROM THE SUBACCOUNTS TO THE GUARANTEE ACCOUNT

We may also restrict certain transfers from the Subaccounts to the Guarantee Account. We reserve the right to prohibit or limit transfers from a Subaccount to the Guarantee Account during the six-month period following the transfer of any amount from the Guarantee Account to any Subaccount.

TRANSFERS AMONG THE SUBACCOUNTS

You may submit 12 Subaccount transfers each calendar year by U.S. Mail, voice response, internet, telephone or facsimile. Once such 12 Subaccount transfers have been executed a letter will be sent to you notifying you that you may submit additional transfers only in writing by U.S. Mail. Transfer requests sent by same day mail, courier service, internet, telephone or facsimile will not be accepted. If you wish to cancel a written Subaccount transfer, you must also cancel it in writing by U.S. Mail or by overnight delivery service. We will process the cancellation request as of the Valuation Day the cancellation request is received at our Service Center. The restrictions listed above do not apply to any transfers made among the Subaccounts pursuant to a Dollar Cost Averaging program or Portfolio Rebalancing program.

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Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

Sometimes, we may not honor your transfer request. We may not honor your transfer request if:

(1)	any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests;

(2)	the transfer is a result of more than one trade involving the same Subaccount within a 30 day period; or

(3)	the transfer would adversely affect Accumulation Unit values.

We also may not honor transfers made by third parties (see the “Transfers by Third Parties” provision).

If your transfer request is not processed, you will be sent a letter notifying you that your transfer request was not honored. If we do not honor your transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous section. If you still wish to transfer assets to a specified Subaccount, you must contact our Service Center in accordance with the first paragraph of this section.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time.

TELEPHONE/ INTERNET TRANSACTIONS

You may make your first 12 transfers among the Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us provided we receive written authorization from you at our Service Center to execute such transactions prior to your request. Transactions that can be conducted over the telephone and internet include, but are not limited to:

(1)	the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

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(2)	Dollar Cost Averaging; and

(3)	Portfolio Rebalancing.

We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, among others:

(1)	requiring you or a third party to provide some form of personal identification before we act on the telephone/internet instructions;

(2)	confirming the telephone/internet transaction in writing to you or a third party you authorized; and/or

(3)	tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and internet transactions.

We may delay making a payment or processing a transfer request if:

(1)	the disposal or valuation of the Separate Account’s assets is not reasonably practicable because the New York Stock Exchange is closed;

(2)	on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

(3)	an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

(4)	the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

CONFIRMATION OF TRANSACTIONS

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.

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SPECIAL NOTE ON RELIABILITY

Please note that the internet or our telephone system may not always be available. Any computer system or telephone system, whether it is yours, your service provider’s, or your registered representative’s, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Service Center.

TRANSFERS BY THIRD PARTIES

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios and the management of the Portfolios share this position.

Therefore, to the extent necessary to reduce the adverse effects of simultaneous transfers made by third parties who make transfers on behalf of multiple owners, we may not honor such transfers. Also, we will institute procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted. These procedures will not, however, prevent owners from making their own transfer requests.

DOLLAR COST AVERAGING

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the GE Investments Funds, Inc. — Money Market Fund, the Dreyfus Variable Investment Fund — Money Market Portfolio and/or the Guarantee Account to any combination of other Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

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You may participate in the Dollar Cost Averaging program:

(1)	by electing it on your application;

(2)	by contacting an authorized sales representative; or

(3)	by calling us at (800) 313-5282.

To use the program, you must transfer at least $100 from the Subaccount investing in the GE Investments Funds, Inc. — Money Market Fund, the Dreyfus Variable Investment Fund — Money Market Portfolio and/or interest rate guarantee period with each transfer.

The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary purchase payment, unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

•	on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

•	when the assets in the Subaccount investing in the GE Investments Fund, Inc. — Money Market Fund, the Dreyfus Variable Investment Fund — Money Market Portfolio and/or interest rate guarantee period from which transfers are being made are depleted.

If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate interest on purchase payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or the enhanced Dollar Cost Averaging program may not be available in all markets or through all broker-dealers who sell the contracts. If you terminate the enhanced Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in enhanced Dollar Cost Averaging as of that Valuation Day.

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There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the minimum number of transfers we may allow in a calendar year.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit participation in Dollar Cost Averaging and Systematic Withdrawals at the same time.

Owners considering participating in a Dollar Cost Averaging program should call (800) 313-5282 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

PORTFOLIO REBALANCING PROGRAM

Once your purchase payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance (on a quarterly, semi-annual or annual basis) your assets among the Subaccounts to return to the percentages specified in your allocation instructions. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by completing the Portfolio Rebalancing agreement. Your percentage allocations must be in whole percentages.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to the Service Center. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue offering the Portfolio Rebalancing program at any time and for any reason. Portfolio Rebalancing does not assure a profit or protect against a loss.

GUARANTEE ACCOUNT INTEREST SWEEP PROGRAM

You may instruct us to transfer interest earned on your assets in the Guarantee Account to the Subaccounts to which you are allocating purchase payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either quarterly, semi-annually, or annually).

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The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

We may limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the “Transfers Before the Annuity Commencement Date” provision in this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing or calling our Service Center at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

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Surrenders and Partial Withdrawals

SURRENDERS AND PARTIAL WITHDRAWALS

We will allow the surrender of your contract or a withdrawal of a portion of the Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions discussed below.

We will not permit a partial withdrawal that is less than $100 or a partial withdrawal that would reduce your Contract Value to less than $1,000. If your partial withdrawal request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

(1)	the Contract Value (after deduction of any charge for the optional rider(s) and annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

(2)	any applicable surrender charge; less

(3)	any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the optional payment plans specified in the contract, based on your instructions.

If you are taking a partial withdrawal, you may indicate, in writing or by calling our Service Center, from which Subaccounts or interest rate guarantee periods we are to take your partial withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts on a pro-rata basis, in proportion to your assets in the Separate Account. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. When taking a partial withdrawal, any applicable surrender charges and/or applicable premium tax will be taken from the amount withdrawn, unless otherwise requested.

We may delay making a payment if:

(1)	the disposal or valuation of the Separate Account’s assets is not reasonably practicable because the New York Stock Exchange is closed;

(2)	on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

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(3)	an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

(4)	the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Please remember that partial withdrawals will reduce your death benefit by the proportion that the partial withdrawal (including any applicable surrender charges and premium tax) reduces your Contract Value. See the “Death of Owner and/or Annuitant” provision in this prospectus.

Partial withdrawals and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, a 10% additional penalty tax. See the “Federal Tax Matters” provision in this prospectus.

SYSTEMATIC WITHDRAWALS

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $5,000 and you must complete our Systematic Withdrawal form. You can obtain the form from an authorized sales representative or our Service Center.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. (See the “Surrender Charge” provision.) We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from purchase payments made. You may provide specific instructions as to the Subaccounts and/or interest rate guarantee periods from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish the withdrawal, we will take the remaining amount of the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including interest credited to such amounts) that have been in the Guarantee Account for the longest period of time.

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After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

•	you may request only one such change in a calendar quarter; and

•	if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Service Center or by telephone. You may request that we pay any remaining payments in a lump sum. See the “Requesting Payments” provision in this prospectus.

Each Systematic Withdrawal is subject to Federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% Federal penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial withdrawals at your specific request and withdrawals under a Systematic Withdrawal program will count toward the limit of the amount that you may withdraw in any contract year free under the free withdrawal privilege. (See the “Surrender Charge” provision in this prospectus.) Your Systematic Withdrawal amount may be affected if you take an additional partial withdrawal.

There is no charge for participation in the Systematic Withdrawal program, however, we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

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Death of Owner and/or Annuitant

DISTRIBUTION PROVISIONS UPON DEATH OF OWNER OR JOINT OWNER	In certain circumstances, Federal tax law requires that distributions be made under this contract. Except as described below in the “Distribution Rules” provision, a distribution is required at the first death of:
(1)	an owner or joint owner; or

(2)	the Annuitant or Joint Annuitant, if any owner or joint owner is a non-natural entity.

The amount of proceeds payable upon the death of an owner or joint owner (or the Annuitant or Joint Annuitant if an owner or joint owner is a non-natural entity) and the methods available for distributing such proceeds are also described in the provision below.

If any owner or joint owner dies prior to the Annuity Commencement Date, the amount of proceeds payable will be the Contract Value as of the first Valuation Day as of which we have receipt of request for surrender or choice of applicable payment options, due proof of death and any required forms at our Service Center.

DEATH BENEFIT AT DEATH OF ANY ANNUITANT BEFORE ANNUITY COMMENCEMENT DATE

If any Annuitant dies before income payments begin, regardless of whether the Annuitant is also an owner or joint owner, the amount of proceeds payable is the death benefit. Upon receipt of due proof of an Annuitant’s death and all required forms (generally, due proof of death is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in the prospectus.

The death benefit choices we offer are:

(1)	the Basic Death Benefit; and

(2)	the Annual Step-Up Death Benefit Rider Option.

We automatically provide the Basic Death Benefit to you. The Annual Step-Up Death Benefit Rider Option is available to you for an additional charge and must be elected at the time of application.

The death benefit varies based on:

(1)	the Annuitant’s age on the date the contract was issued;

(2)	the Annuitant’s age on the date of his or her death;

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(3)	the number of contract years that elapse from the date the contract is issued until the date of the Annuitant’s death; and

(4)	whether any premium taxes are due at the time the death benefit is paid.

The Basic Death Benefit available for all contracts issued is equal to the greater of:

(a)	purchase payments adjusted for any partial withdrawals and any applicable premium tax; and

(b)	the Contract Value on the Valuation Day we receive due proof of death and all required forms.

Partial withdrawals reduce the death benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and any premium tax assessed) reduces your Contract Value.

Please see Appendix A for an example of the Basic Death Benefit calculation.

ANNUAL STEP-UP DEATH BENEFIT RIDER OPTION

The Annual Step-Up Death Benefit Rider adds an extra feature to the Basic Death Benefit. Under the Annual Step-Up Death Benefit Rider, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Service Center will be the greater of:

•	the Basic Death Benefit; and

•	the Annual Step-Up Death Benefit Rider Option described below.

The following is the Annual Step-Up Death Benefit if all Annuitant(s) are age 80 or younger on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the later of the fifth contract anniversary and the contract anniversary next following or coincident with the 80th birthday of the older Annuitant and on the Valuation Day which we receive due proof of death and all required forms at our Service Center. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

(a)	is the Contract Value; and

(b)	is the Annual Step-Up Death Benefit on the last reset date, plus purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium taxes paid since the last reset date.

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Partial withdrawals reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and premium tax assessed) reduces the Contract Value.

The following is the Annual Step-Up Death Benefit if any Annuitant is older than age 80 on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the contract anniversary next following or coincident with the 85th birthday of the older Annuitant and on the Valuation Day which we receive due proof of death and all required forms at our Service Center. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

(a)	is the Contract Value; and

(b)	is the Annual Step-Up Death Benefit on the last reset date, plus purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium taxes paid since the last reset date.

Partial withdrawals reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and any applicable premium tax assessed) reduces the Contract Value.

You may only elect the Annual Step-Up Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until annuity payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The Annual Step-Up Death Benefit Rider Option may not be available in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.20% of your Contract Value at the time of the deduction. See the “Fee Tables” provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the Annual Step-Up Death Benefit Rider Option.

TERMINATION OF DEATH BENEFIT RIDER OPTION WHEN CONTRACT ASSIGNED OR SOLD	The Annual Step-Up Death Benefit Rider Option will terminate in the event that you assign or sell this contract, unless your contract is assigned or sold pursuant to a court order.

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HOW TO CLAIM PROCEEDS AND/OR DEATH BENEFIT PAYMENTS	At the death of: (1) an owner or joint owner (or the Annuitant or Joint Annuitant if any owner or joint owner is a non-natural entity); or

(2)	the Annuitant or Joint Annuitant;

the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

(1)	owner or joint owner;

(2)	primary beneficiary;

(3)	contingent beneficiary;

(4)	owner’s or joint owner’s estate.

The designated beneficiary will be treated thereafter as the sole owner of the contract and may choose one of the Optional Payment Plans. For purposes of this provision, if there is more than one primary beneficiary named, each one will be treated separately with respect to their portion of the contract. If there is no primary beneficiary(ies) alive or in existence at the time of the death, all proceeds will be then payable to any named contingent beneficiary(ies).

We should be notified immediately by telephone upon the death of an owner, joint owner, Annuitant or Joint Annuitant. We have the right to request that all notifications of death be immediately followed by written notification. Upon notification, no additional purchase payments will be accepted. Upon such notification of death, we will transfer all assets in the Separate Account to the GE Investments Funds, Inc. — Money Market Fund or the Dreyfus Variable Investment Fund — Money Market Portfolio until receipt of due proof of death and any required forms. Due proof of death consists of a death certificate issued by a government jurisdiction or a court of law. Any required forms can consist of information necessary in order to pay any named designated beneficiary(ies) and any other information necessary to process applicable proceeds.

In cases where there are multiple designated beneficiaries, once all required information is received, each designated beneficiary will be allocated their share of the proceeds in accordance with the terms of the contract and as specified by the owner. At such time, once allocated their share of the proceeds each designated beneficiary may elect to:

(1)	receive the proceeds in a lump sum; or

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(2)	receive the proceeds over a period of five years following the date of death. At the end of the five year period, any remaining amounts will be distributed in a lump sum (if the designated beneficiary dies before all payments have been distributed, the remaining proceeds will be paid to the person or entity named by the designated beneficiary or his or her estate if no person or entity is named); or

(3)	elect Optional Payment Plan (1) or (2) as described in the Optional Payment Plans section. If elected, payments must commence no later than one year after the date of death and the income payment period must be during the lifetime of the designated beneficiary or for a period not exceeding the life expectancy of the designated beneficiary; or

(4)	if the designated beneficiary is the spouse of a deceased owner, he or she may continue the contract as stated in the “Distribution Rules” provision.

If a designated beneficiary makes no election within 60 days following receipt of due proof of death and all required forms at our Service Center, payments will default to payment choice (2).

DISTRIBUTION RULES WHEN DEATH OCCURS BEFORE INCOME PAYMENTS BEGIN

If the sole designated beneficiary is the surviving spouse of the deceased owner, the surviving spouse may elect to continue the contract with the surviving spouse as the owner. If the deceased owner was also an Annuitant or Joint Annuitant, the surviving spouse will automatically become the new sole Annuitant. As the new named owner and Annuitant, the surviving spouse may exercise all rights as stated in the contract. Any other surviving Joint Annuitant will be removed from the contract. Should the surviving spouse remarry, the new spouse may not exercise this provision at the death of the surviving spouse. If the surviving spouse is one of multiple designated beneficiaries, the surviving spouse may only continue the contract in proportion to the amount as allocated to him or her by the owner as stated on the application or later in writing in a form acceptable to us.

If the designated beneficiary(ies) is not the surviving spouse of the deceased, the designated beneficiary(ies) may not continue the contract indefinitely. Instead, the proceeds from the contract must be distributed within five years of the date of death unless an Optional Payment Plan is elected, with payments beginning within one year of the date of the deceased owner’s death and extending over the beneficiary’s life or a period not longer than the beneficiary’s life expectancy.

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DISTRIBUTION RULES WHEN DEATH OCCURS AFTER INCOME PAYMENTS BEGIN

After income payments begin, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of death, notwithstanding any other provision of the contract.

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Income Payments

The Annuity Commencement Date is the date income payments begin, provided the Annuitant is still living on that date. The Annuity Commencement Date may be changed in one year increments up until the time income payments begin, however, the Annuity Commencement Date cannot be any later than the contract anniversary following the Annuitant’s 90th birthday (or younger Annuitant’s 90th birthday in the case of Joint Annuitants), unless specifically requested by you in writing and approved by us. You may change the Annuity Commencement Date to any date at least 10 years after the date of the last purchase payment and within one year of the last Annuity Commencement Date. To change the Annuity Commencement Date, send written notice to our Service Center before the Annuity Commencement Date then in effect. We reserve the right to establish a maximum Annuity Commencement Date. If you change the Annuity Commencement Date, the Annuity Commencement Date will then mean the new Annuity Commencement Date you selected. Contracts issued to qualified retirement plans provide for income payments to start at the date and under the option specified by the plan.

We will pay a monthly income benefit to the owner beginning on the Annuity Commencement Date provided the Annuitant(s) is still living. We will pay the monthly income benefit in the form of Life Income with 10 Years Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan variable income payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election. As described in your contract, the settlement age may be less than the Annuitant’s age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the the Surrender Value of your contract on the date immediately preceding the Annuity Commencement Date in a lump sum in which case we will cancel the contract. (See the “Requesting Payments” provision in this prospectus.)

Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

Payments will continue for the life of the Surviving Annuitant under the Joint Life and Survivor Life with 10 Years Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10 year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the

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amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay the discounted amount in a lump sum.

The contract also provides optional forms of annuity payments, each of which is payable on a fixed basis. Optional Payment Plans 1 and 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will be computed using interest at a minimum rate of 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the optional payment plan you choose. These rates vary based on the Annuitant’s settlement age and if applicable, gender, and if applicable, upon the settlement age and gender of a second person you designate. Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) you invest in and the contract’s assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make annuity payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the optional payment plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. (See the “Requesting Payments” provision in this prospectus.) Upon making such a payment, we will have no future obligation under the contract.

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The amount of your income payments will depend on four things:

•	the amount of your Contract Value on the Annuity Commencement Date;

•	the settlement age on the Annuity Commencement Date, and if applicable, the gender of the Annuitant(s);

•	the specific payment plan you choose; and

•	if you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

OPTIONAL PAYMENT PLANS	The following Optional Payment Plans are available under the contract:

Plan 1 — Life Income with Period Certain.    This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee’s estate, unless otherwise provided.

Plan 2 — Income for a Fixed Period.    This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee’s death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee’s estate, unless otherwise provided.

Plan 3 — Income of a Definite Amount.    This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee’s estate, unless otherwise provided.

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Plan 4 — Interest Income.    This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in a lump sum to the payee’s estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

Plan 5 — Joint Life and Survivor Income.    This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10-year period at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the survivor’s estate unless otherwise provided.

If the payee is not a natural person, our consent must be obtained before selecting an optional payment plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant’s death, on surrender, or on the contract’s Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Option Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Service Center. Payments made under Optional Payment Plan 1 (Life Income with Period Certain) and Optional Payment Plan 5 (Joint Life and Survivor Income) are not redeemable. If payments under Optional Payment Plans 2, 3 or 4 are variable income payments, and a request for redemption is received in good order, the payment will be made within seven days in accordance with the “Surrenders and Partial Withdrawals” provision. If payments under Optional Payment Plans 2, 3 or 4 are fixed income payments, and a request for redemption is received in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

VARIABLE INCOME PAYMENTS

The monthly amount of your first variable income payment will equal your Contract Value as of the Annuity Commencement Date, less any premium taxes, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

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On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount multiplied by the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Annuity Commencement Date.

Following the Annuity Commencement Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

(a)	is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

(b)	is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

TRANSFERS AFTER THE ANNUITY COMMENCEMENT DATE

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Service Center. However, we reserve the right to limit the number of transfers if necessary for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.

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We do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

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Federal Tax Matters

INTRODUCTION

This part of the prospectus discusses the Federal income tax treatment of the contract. The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances.

This discussion does not address all of the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

TAXATION OF NON-QUALIFIED CONTRACTS

This part of the discussion describes some of the Federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a section 401(k) plan.

Tax deferral on earnings.    The Federal income tax law generally does not tax any increase in an owner’s Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

•	an individual must own the contract (or the tax law must treat the contract as owned by an individual);

•	the investments of the Separate Account must be “adequately diversified” in accordance with Internal Revenue Service (“IRS”) regulations;

•	the owner’s right to choose particular investments for a contract must be limited; and

•	the contract’s Annuity Commencement Date must not occur near the end of the Annuitant’s life expectancy.

Contracts not owned by an individual — no tax deferral and loss of interest deduction.    As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for Federal income tax purposes. The entity owning the contract pays tax each year on the excess of the annual increase in Contract Value over the purchase payments paid for the contract. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract’s earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the

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contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else’s ownership of a contract, should consult a tax adviser.

Investments in the Separate Account must be diversified.    For a contract to be treated as an annuity contract for Federal income tax purposes, the investments of the Separate Account must be “adequately diversified.” The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds (we only indirectly control those of GE Investments Funds, Inc., through an affiliated company), we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered “adequately diversified.”

Restrictions on the extent to which an owner can direct the investment of assets.    Federal income tax law limits the owner’s right to choose particular investments for the contract. The U.S. Treasury Department stated in 1986 that it expected to issue guidance clarifying those limits, but it has not yet done so. Thus, the nature of the limits is currently uncertain. As a result, an owner’s right to allocate assets among the Portfolios may exceed those limits. If so, the owner would be treated as the owner of the assets of the Separate Account and thus subject to current taxation on the income and gains from those assets.

We do not know what limits the Treasury Department may set forth in any guidance that they may issue or whether any such limits will apply to existing contracts. We therefore reserve the right to modify the contract without the owner’s consent to attempt to prevent the tax law from considering the owner as the owner of the assets of the Separate Account.

Age at which annuity payments must begin.    Federal income tax rules do not expressly identify a particular age by which annuity payments must begin. However,

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those rules do require that an annuity contract provide for amortization, through annuity payments, of the contract’s purchase payments and earnings. If annuity payments begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

No guarantees regarding tax treatment.    We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

Partial withdrawals and surrenders.    A partial withdrawal occurs when you receive less than the total amount of the contract’s Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial withdrawal exceeds your “investment in the contract.” (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the contract’s Surrender Value. In the case of a surrender, you will pay tax on the amount you receive to the extent it exceeds your “investment in the contract.”

Your “investment in the contract” generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit received due to an optional rider. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial withdrawal from the contract.

Assignments and pledges.    The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

Gifting a contract.    If you transfer ownership of your contract — without receiving full and adequate consideration — to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it

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exceeds your “investment in the contract.” In such a case, the new owner’s

“investment in the contract” will be increased to reflect the amount included in your income.

Taxation of annuity payments.    The Code imposes tax on a portion of each annuity payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your “investment in the contract.” We will notify you annually of the taxable amount of your annuity payment.

Pursuant to the Code, you will pay tax on the full amount of your annuity payments once you have recovered the total amount of the “investment in the contract.” If annuity payments cease because of the death of the Annuitant(s) and before the total amount of the “investment in the contract” has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Plan 3 if the payee is at an advanced age.

Taxation of the death benefit.    We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant (or Joint Annuitant, if applicable) dies before or after the contract’s Annuity Commencement Date.

Taxation of Death Benefit if Paid Before the Contract’s Annuity Commencement Date:

•	The death benefit is taxed in the same manner as annuity payments if received under an optional payment plan.

•	If not received under an optional payment plan, the death benefit is taxed in the same manner as a surrender.

Taxation of Death Benefit if Paid After the Contract’s Annuity Commencement Date:

•	If received in accordance with the existing optional payment plan, the death benefit is excludible from income to the extent that it does not exceed the unrecovered “investment in the contract.” All annuity payments in excess of the unrecovered “investment in the contract” are includible in income.

•	If received in a lump sum, the tax law imposes tax on the death benefit to the extent that it exceeds the unrecovered “investment in the contract.”

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Penalty taxes payable on partial withdrawals, surrenders, or annuity payments.    The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10%

penalty tax if one of several exceptions applies. These exceptions include partial withdrawals and total surrenders or annuity payments that:

•	you receive on or after you reach age 59 1/2;

•	you receive because you became disabled (as defined in the tax law);

•	are received on or after the death of an owner; or

•	you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

It is uncertain whether Systematic Withdrawals will qualify for this last exception. If they do, any modification of the Systematic Withdrawals, including additional withdrawals apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, transfers among the Subaccounts may result in payments not qualifying for this exception.

Special rules if you own more than one contract.    In certain circumstances, you must combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an annuity payment, a surrender, or a partial withdrawal that you must include in income. For example:

•	if you purchase a contract offered by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

•	if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract.

The effects of such aggregation are not clear. However, it could affect:

•	the amount of a surrender, a partial withdrawal or an annuity payment that you must include in income; and

•	the amount that might be subject to the penalty tax.

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SECTION 1035 EXCHANGES

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract.

Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under  Section 1035.

QUALIFIED RETIREMENT PLANS

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called “Qualified Contracts.” We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Service Center to learn the availability of Qualified Contracts at any given time.

The Federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

Types of Qualified Contracts.    The types of Qualified Contracts currently being offered include:

•	Traditional Individual Retirement Accounts (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual’s gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision like the optional death benefit provisions in the contract comports with IRA qualification requirements.

•

Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2

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(subject to certain exceptions) or (2) during the five taxable years starting with the years with the year in which the first contribution is made to any Roth IRA.

•	Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans (“H.R. 10 or Keough plans”) for themselves and their employees.

•	403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee’s retirement. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to penalties.

Terms of qualified retirement plans and Qualified Contracts.    The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

The death benefit and Qualified Contracts.    Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs or SEPs. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA or a SEP could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a 403(b) plan. Even if the death benefit under the contract were characterized as an

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incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

Treatment of Qualified Contracts compared with Non-Qualified Contracts.     Although some of the Federal income tax rules are the same for both Qualified and Non- Qualified Contracts, many of the rules are different. For example:

•	the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

•	the Code does not limit the amount of purchase payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

•	the Code does not allow a deduction for purchase payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract.

The Federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant’s compensation.

Under most qualified retirement plans, e.g., 403(b) plans and Traditional IRAs, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally age 70 1/2 for Traditional IRAs and SEPs, and the later of age 70 1/2 or retirement for other Qualified Contracts. However, these “minimum distribution rules” generally do not apply to a Roth IRA.

Amounts received under Qualified Contracts.    Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create “investment in the contract.” Thus, under many Qualified Contracts there will be no

“investment in the contract” and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax generally

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equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

Federal penalty taxes payable on distributions.    The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or annuity payment:

•	received on or after the owner reaches age 59 1/2;

•	received on or after the owner’s death or because of the owner’s disability (as defined in the tax law);

•	received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

•	received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

Moving money from one Qualified Contract or qualified retirement plan to another.    Rollovers and transfers:    In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting for the first time the rollover of your after-tax contributions, for distributions made between 2002 and 2011. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan.

Direct rollovers:    The direct rollover rules apply to certain payments (called “eligible rollover distributions”) from section 401(a) plans, section 403(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. (The direct rollover rules do not apply to distributions from IRAs.) The direct rollover rules require Federal income tax equal to 20% of the eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly

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transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal or surrender, or annuity payment, we will send you forms that explain the withholding requirements.

STATE INCOME TAX WITHHOLDING

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

TAX STATUS OF THE COMPANY

Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any Federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

CHANGES IN THE LAW

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

71

Requesting Payments

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or surrender proceeds from the Separate Account within seven days after receipt at our Service Center of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Service Center receives the payment request or due proof of death and all required forms. State law requires that we reserve the right to defer payments from the Guarantee Account for a partial withdrawal or surrender for up to six months from the date we receive your payment request.

In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds either:

(1)	to your designated beneficiary directly in the form of a check; or

(2)	by establishing an interest bearing account, called the “GE Secure Access Account,” for the designated beneficiary, in the amount of the death benefit.

When establishing the GE Secure Access Account we will send the designated beneficiary a checkbook within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit payment. The GE Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the GE Secure Access Account. If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the GE Secure Access Account.

We may delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

(1)	the disposal or valuation of the Subaccount is not reasonably practicable because:

•	the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account’s assets is not reasonably practicable);

•	the New York Stock Exchange is closed for other than a regular holiday or weekend;

72

•	trading is restricted by the SEC; or

(2)	the SEC, by order, permits postponement of payment to protect our owners.

We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

73

Distribution of the Contracts

PRINCIPAL UNDERWRITER

Capital Brokerage Corporation (doing business in Indiana, Minnesota, New Mexico, and Texas as GE Capital Brokerage Corporation) (“Capital Brokerage”) is the distributor and principal underwriter of the contracts. Capital Brokerage, a Washington corporation and an affiliate of ours, is located at 201 Merritt 7, PO Box 5005, Norwalk, Connecticut 06856-5005. Capital Brokerage is registered with the SEC under the Securities Exchange Act of 1934 (“1934 Act”) as a broker-dealer, and is a member of the NASD.

SALES OF THE CONTRACTS

Capital Brokerage offers the contracts through its registered representatives who are registered with the NASD and with the states in which they do business. More information about Capital Brokerage and its registered persons is available at http://www.nasdr.com or by calling (800) 289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives with Capital Brokerage are also licensed as insurance agents in the states in which they do business and are appointed by us.

We pay commissions and other marketing related expenses associated with the promotion and sales of the contracts to Capital Brokerage. The amount of the commission varies but is not expected to exceed approximately 7.0% of your aggregate purchase payments. We may on occasion pay a higher commission for a short period of time as a special promotion. We pay commissions either as a percentage of purchase payments at the time we receive them, as a percentage of Contract Value on an ongoing basis, or in some cases, a combination of both. The commission or a portion of it will be returned to us if the contract is surrendered during the first contract year.

When a contract is sold through a registered representative of Capital Brokerage, Capital Brokerage passes through a portion of the sales commission to the registered representative who sold the contract. Because registered representatives of Capital Brokerage are also agents of ours, they may be eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that we offer, such as conferences, trips, prizes, and awards.

Capital Brokerage may enter into selling agreements with other broker-dealers (including our affiliate, Terra Securities Corporation) registered under the 1934 Act to sell the contracts. Under these agreements, the commission paid to the broker-dealer is not expected to exceed the amount described above. When a contract is sold through another broker-dealer, Capital Brokerage passes through the entire amount of the sales commission to the selling broker-dealer; that broker-dealer may retain a portion of the commission before it pays the registered representative who sold the contract.

74

The amount of commissions we pay may vary based on the options that are available under a contract and on the optional benefits an owner elects when he or she purchases the contract. We may offer a range of initial commission and persistency trail commission options (which will take into account, among other things, the length of time purchase payments have been held under the contract, Contract Values and elected features and benefits).

We also may make other payments for services that do not directly involve the sales of the contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

We intend to recover commissions, marketing, administrative and other expenses and costs of contract benefits through fees and charges imposed under the contracts. Commissions paid on the contracts, including other incentives and payments, are not charged directly to you or to your Contract Value.

Capital Brokerage also receives 12b-1 fees from AllianceBernstein Variable Products Series Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, Franklin Templeton Variable Insurance Products Trust, Greenwich Street Series Fund, Janus Aspen Series, MFS® Variable Investment Trust, Nations Separate Account Trust, Oppenheimer Variable Account Funds, The Prudential Series Fund, Inc., Salomon Brothers Variable Series Fund Inc, Scudder Variable Series II and Van Kampen Life Investment Trust.

75

Additional Information

OWNER QUESTIONS	The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Service Center.

RETURN PRIVILEGE

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to our Service Center at:

GE Capital Life Assurance Company of New York

Annuity New Business

6610 West Broad Street

Richmond, Virginia 23230

If you elect the Enhanced Payment Benefit Option, your refund will equal one of the following amounts:

(i)	if your Contract Value has increased or stayed the same, your refund will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract; or

(ii)	if your Contract Value has decreased, your refund will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any charges for the Enhanced Payment Benefit Option (and excluding any charges deducted by the Portfolios) we deducted on or before the date we received the returned contract.

If you do not elect the Enhanced Payment Benefit Option, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Service Center receives the returned contract (without reduction for any surrender charges) plus any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the date we received the returned contract.

STATE REGULATION

As a life insurance company organized and operated under the laws of the State of New York, we are subject to provisions governing life insurers and to regulation by the New York Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the State of New York at all times. That Commission conducts a full examination of our operations at least every five years.

76

EVIDENCE OF DEATH, AGE, GENDER OR SURVIVAL	We may require proof of the age, gender or survival of any person or persons before acting on any applicable contract provision.

RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each Portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition, you will receive a written confirmation when you make purchase payments, transfers, or take partial withdrawals.

OTHER INFORMATION

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC’s website at http://www.sec.gov.

LEGAL PROCEEDINGS

The Company like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Although the Company cannot predict the outcome of any litigation with certainty, we believe that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material impact on us or the Separate Account.

Capital Brokerage Corporation, the principal underwriter, is not engaged in any litigation of any material nature.

77

Appendix A

Examples of the Available Death Benefits

BASIC DEATH BENEFIT	The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:    Assuming an owner:

(1)	purchases a contract for $100,000;

(2)	makes no additional purchase payments and no partial withdrawals;

(3)	is not subject to premium taxes; and

(4)	the Annuitant is age 75 on the Contract Date then:

Annuitant’s Age	End of Year	Contract Value	Basic Death Benefit

76	1	$103,000	$103,000
77	2	112,000	112,000
78	3	90,000	100,000
79	4	135,000	135,000
80	5	130,000	130,000
81	6	150,000	150,000
82	7	125,000	125,000
83	8	145,000	145,000

Partial withdrawals will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces your Contract Value. For example:

Date	Purchase Payment	Contract Value	Basic Death Benefit

3/31/03	$10,000	$10,000	$10,000
3/31/11		20,000	20,000
3/31/13		14,000	10,000

If a partial withdrawal of $7,000 is taken on March 31, 2013, the Basic Death Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial withdrawal ($14,000 to $7,000). This is true only if the Basic Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant’s death. It also assumes that both the Annuitant and Joint Annuitant are younger than age 80 at the time of death, that no surrender charge applies, and that

A-1

no premium tax applies to the partial withdrawal. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

ANNUAL STEP-UP DEATH BENEFIT RIDER OPTION

The following example shows how the Annual Step-Up Death Benefit works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 75 at the time of issue. In addition, the example assumes that:

(1)	the owner purchases the contract for $100,000;

(2)	the owner makes no additional purchase payments;

(3)	the owner takes no partial withdrawals; then

End of Year	Annuitant’s Age	Contract Value	Death Benefit Amount

1	76	$103,000	$103,000
2	77	112,000	112,000
3	78	90,000	112,000
4	79	135,000	135,000
5	80	130,000	135,000
6	81	150,000	150,000
7	82	125,000	135,000
8	83	145,000	145,000

Partial withdrawals will reduce the Annual Step-Up Death Benefit by the proportion that the partial withdrawal (including any surrender charge and any premium tax assessed) reduces your Contract Value.

A-2

Appendix B

Some of the Subaccounts invest in Portfolios with a 12b-1 fee or a service share fee. Performance for these Subaccounts may reflect the historical performance of a different class of the Portfolio underlying the Subaccount. With respect to these Subaccounts, performance for time periods before the Portfolios’ 12b-1 or service share fee class introduction is restated to reflect the 12b-1 fee or service share fee. The performance information in this Appendix B is based on information provided by the Portfolios and may reflect fee waivers and expense reimbursements provided by certain Portfolios. We cannot guarantee that these fee waivers and expense reimbursements will continue. See the prospectuses for the Portfolios for additional information.

STANDARDIZED PERFORMANCE DATA

We may advertise the historical total returns for the Subaccounts according to standards established by the SEC. These standards are discussed in the Statement of Additional Information which may be obtained free of charge by contacting our Service Center. The total return for a Subaccount assumes that an investment has been held in the Subaccount for various periods of time including a period measured from the date on which the particular Portfolio was first available in the Separate Account. When available, we will provide the total return for the periods of one, five and ten years, adjusted to reflect current contract and Portfolio charges.

The total return quotations represent the average annual compounded rates of return that an initial investment of $1,000 in that Subaccount would equal as of the last day of each period.

The table below (Table 1) demonstrates the standardized average annual total returns of the Subaccounts for periods of one, five and ten years and from the date on which a particular Portfolio was first available in the Separate Account to December 31, 2002.

Although the contract did not exist during all the periods shown in the table, the returns have been adjusted to reflect current charges imposed under the contract. The total returns shown reflect the deduction of applicable fees and charges assessed under the contract, including fees for the Portfolios. Expenses include:

(1)	A mortality and expense risk charge of 1.30% (deducted daily at an effective annual rate of the assets in the Separate Account);

(2)	An administrative expense charge 0.15% (deducted daily at an effective annual rate of the assets in the Separate Account);

(3)	An annual contract charge of $30 (assumed to be equivalent to 0.1% of the Contract Value);

B-1

(4)	A charge of 0.15% for the Enhanced Payment Benefit Option (an annual rate as a percentage of your assets in the Separate Account); and

(5)	A charge of 0.20% for the Annual Step-Up Death Benefit Rider Option (an annual rate as a percentage of your Contract Value at the time the charge is taken).

We assume that you make a complete surrender of the contract and therefore, we deduct a surrender charge. Premium taxes are not reflected in the calculations. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

Table 1

	For the 1-year period ended 12/31/02	For the 5-year period ended 12/31/02	For the 10-year period ended 12/31/02	From the Adoption in Separate Account to 12/31/02	Date of Adoption in Separate Account*

AIM Variable Insurance Funds

AIM V.I. Aggressive Growth Fund — Series I Shares	-28.30	NA	NA	-27.07	08/01/00
AIM V.I. Blue Chip Fund — Series I Shares	NA	NA	NA	-15.54	06/28/02
AIM V.I. Capital Appreciation — Series I Shares	-30.02	NA	NA	-26.44	05/30/01
AIM V.I. Premier Equity — Series I Shares	-36.05	NA	NA	-29.78	05/30/01

AllianceBernstein Variable Products Series Fund, Inc.

Growth and Income Portfolio — Class B	-27.89	NA	NA	-22.87	05/30/01
Premier Growth Portfolio — Class B	-36.64	NA	NA	-31.36	05/30/01
Technology Portfolio — Class B	NA	NA	NA	-6.27	12/26/02

American Century Variable Portfolios, Inc.

VP Income & Growth Fund - Class I	NA	NA	NA	-14.75	06/28/02
VP International Fund - Class I	NA	NA	NA	-21.47	06/28/02
VP Ultra Fund - Class I	NA	NA	NA	-16.62	06/28/02
VP Value Fund - Class I	NA	NA	NA	-13.68	06/28/02

Dreyfus

Dreyfus Investment Portfolios - MidCap Stock Portfolio - Initial Shares	NA	NA	NA	-16.44	06/28/02
The Dreyfus Socially Responsible Growth Fund, Inc.	-34.71	NA	NA	-31.28	05/30/01
Dreyfus Variable Investment Fund - Money Market Portfolio	NA	NA	NA	-3.78	06/28/02

Eaton Vance Variable Trust

VT Floating-Rate Income Fund	NA	NA	NA	-4.12	06/28/02
VT Income Fund of Boston	NA	NA	NA	-4.01	09/13/02
VT Worldwide Health Sciences Fund	NA	NA	NA	-9.98	06/28/02

Federated Insurance Series

Federated High Income Bond Fund II - Service Shares	-3.91	NA	NA	-4.22	07/27/98
Federated International Small Company Fund II	-23.00	NA	NA	-28.68	05/30/01

Fidelity Variable Insurance Products Fund (“VIP”)

VIP Equity-Income Portfolio - Service Class 2	-22.67	NA	NA	-4.48	07/27/98
VIP Growth Portfolio - Service Class 2	-36.08	NA	NA	-8.05	07/27/98

Fidelity Variable Insurance Products Fund II (“VIP II”)

VIP II Contrafund® Portfolio - Service Class 2	-14.97	NA	NA	-2.58	07/27/98

B-2

	For the 1-year period ended 12/31/02	For the 5-year period ended 12/31/02	For the 10-year period ended 12/31/02	From the Adoption in Separate Account to 12/31/02	Date of Adoption in Separate Account*

Fidelity Variable Insurance Products Fund III (“VIP III”)

VIP III Growth & Income Portfolio - Service Class 2	-22.36	NA	NA	-5.71	07/27/98
VIP III Mid Cap Portfolio - Service Class 2	-15.40	NA	NA	-8.96	05/30/01

Franklin Templeton Variable Insurance Products Trust

Franklin Large Cap Growth Securities Fund - Class 2 Shares	NA	NA	NA	-13.71	06/28/02
Mutual Shares Securities Fund - Class 2 Shares	NA	NA	NA	-12.84	06/28/02
Templeton Foreign Securities Fund - Class 2 Shares	NA	NA	NA	-22.89	06/28/02
Templeton Global Asset Allocation Fund - Class 2 Shares	NA	NA	NA	-11.86	06/28/02

GE Investments Funds, Inc.

Income Fund	4.92	NA	NA	4.60	07/27/98
Mid-Cap Value Equity Fund	-19.22	NA	NA	-0.71	07/27/98
Money Market Fund**	-3.67	NA	NA	2.04	07/27/98
Premier Growth Equity Fund	-26.61	NA	NA	-14.59	02/17/00
Real Estate Securities Fund	-6.54	NA	NA	4.29	07/27/98
S&P 500® Index Fund	-27.99	NA	NA	-7.42	07/27/98
Small-Cap Value Equity Fund	-19.31	NA	NA	-0.18	07/27/98
Total Return Fund	-14.67	NA	NA	-0.27	07/27/98
U.S. Equity Fund	-24.83	NA	NA	-3.79	07/27/98
Value Equity Fund	-23.10	NA	NA	-20.40	05/30/01

Janus Aspen Series

Balanced Portfolio - Service Shares	-11.98	NA	NA	2.78	07/27/98
Capital Appreciation Portfolio - Service Shares	-21.42	NA	NA	-1.94	07/27/98
International Growth Portfolio - Service Shares	-31.45	NA	NA	-7.41	07/27/98

J.P. Morgan Series Trust II

Bond Portfolio	NA	NA	NA	1.83	06/30/02
International Opportunities Portfolio	NA	NA	NA	-20.99	06/30/02
Mid Cap Value Portfolio	NA	NA	NA	-5.86	06/30/02
Small Company Portfolio	NA	NA	NA	-17.86	06/30/02
U.S. Disciplined Equity Portfolio	NA	NA	NA	-13.84	06/30/02

MFS® Variable Insurance Trust

MFS® Investors Growth Stock Series - Service Class Shares	-33.45	NA	NA	-30.15	05/30/01
MFS® Investors Trust Series - Service Class Shares	-26.75	NA	NA	-23.85	05/30/01
MFS® New Discovery Series - Service Class Shares	-37.62	NA	NA	-27.45	05/30/01
MFS® Strategic Income Series - Service Class Shares	NA	NA	NA	1.79	06/28/02
MFS® Total Return Series - Service Class Shares	NA	NA	NA	-8.08	06/28/02
MFS® Utilities Series - Service Class Shares	-28.53	NA	NA	-31.55	05/30/01

Oppenheimer Variable Account Funds

Oppenheimer Aggressive Growth Fund/VA - Service Shares	-33.79	NA	NA	-7.59	07/27/98
Oppenheimer Capital Appreciation Fund/VA - Service Shares	-32.83	NA	NA	-3.79	07/27/98
Oppenheimer Global Securities Fund/VA - Service Shares	-27.99	NA	NA	-22.26	05/30/01
Oppenheimer Main Street Fund/VA - Service Shares (formerly, Oppenheimer Main Street Growth & Income Fund/VA)	-24.59	NA	NA	-21.15	05/30/01
Oppenheimer Main Street Small Cap Fund/VA - Service Shares	NA	NA	NA	-21.05	06/28/02

PIMCO Variable Insurance Trust

High Yield Portfolio - Administrative Class Shares	-6.38	NA	NA	-4.02	05/30/01
Long-Term U.S. Government Portfolio - Administrative Class Shares	12.77	NA	NA	12.37	05/30/01
Total Return Portfolio - Administrative Class Shares	4.09	NA	NA	6.13	05/30/01

B-3

	For the 1-year period ended 12/31/02	For the 5-year period ended 12/31/02	For the 10-year period ended 12/31/02	From the Adoption in Separate Account to 12/31/02	Date of Adoption in Separate Account*

The Prudential Series Fund, Inc.

Jennison Portfolio - Class II	NA	NA	NA	NA	05/01/03

Rydex Variable Trust

OTC Fund	-44.81	NA	NA	-38.50	05/30/01

Scudder Variable Series II

Scudder Technology Growth Portfolio - Class B Shares	NA	NA	NA	-13.40	06/28/02
SVS Dreman High Return Equity Portfolio - Class B Shares	NA	NA	NA	-13.86	06/28/02
SVS Dreman Small Cap Value Portfolio - Class B Shares	NA	NA	NA	-22.11	06/28/02

Van Kampen Life Investment Trust

Comstock Portfolio - Class II Shares	NA	NA	NA	-23.84	05/01/02
Emerging Growth Portfolio - Class II Shares	NA	NA	NA	-32.72	05/01/02

*	Date on which a particular Portfolio was first available in the Separate Account. As the Separate Account is also used for other variable annuities offered by the Company, this date may be different from the date the Portfolio was first available in the product. Returns for a period of less than one year are not annualized.

**	Yield more closely reflects current earnings of the GE Investments Funds, Inc. — Money Market Fund or the Dreyfus Variable Investment Fund — Money Market Portfolio than its total return.

The following Portfolios were added to the Separate Account on May 1, 2003. Therefore, no Standardized Performance information is available:

AIM Variable Insurance Funds — AIM V.I. Basic Value Fund — Series II Shares

Federated Insurance Series — Federated Kaufmann Fund II — Service Shares

Fidelity Variable Insurance Products Fund III — VIP III Dynamic Capital Appreciation Portfolio — Service Class 2

Greenwich Street Series Fund — Salomon Brothers Variable Emerging Growth Fund — Class II

Nations Separate Account Trust — Nations Marsico Growth Portfolio

Nations Separate Account Trust — Nations Marsico International Opportunities Portfolio

The Prudential Series Fund, Inc. — Jennison 20/20 Focus Portfolio — Class II

Salomon Brothers Variable Series Funds Inc — Salomon Brothers Variable All Cap Fund — Class II

NON-STANDARDIZED PERFORMANCE DATA	In addition to the performance data discussed above, we may also show similar performance data for other periods.

We may from time to time also advertise or disclose average annual total return or other performance data in non-standardized formats for the Subaccounts. The non-standardized performance data may make different assumptions regarding the amount invested, the time periods shown, or the effect of withdrawals or income payments.

Non-standardized performance data will be advertised only if we also disclose the standardized performance data as shown in Tables 1.

B-4

We may disclose historic performance data for the Portfolios since their inception reduced by some or all of the fees and charges under the contract. Such non-standardized performance includes data that precedes the date on which a particular Portfolio was first available in the Separate Account. This data is designed to show the performance that would have resulted if the contract had been in existence during that time, based on the Portfolio’s performance. This data assumes that the Subaccounts available under the contract were in existence for the same period as the Portfolio with the charges equal to those currently assessed in the contract, including charges for the Portfolios.

The tables below reflect the non-standardized average annual total returns of the Subaccounts for one, five and ten years from the time the Portfolios were declared effective by the SEC until December 31, 2002. The method of calculation used is described in the Statement of Additional Information, which may be obtained free of charge by contacting our Service Center.

The total returns of the Portfolios have been reduced by the Separate Account charges, as if the contract had been in existence since the inception of the Portfolios. Expenses include:

(1)	A mortality and expense risk charge of 1.30% (deducted daily at an effective annual rate of the assets in the Separate Account);

(2)	An administrative expense charge 0.15% (deducted daily at an effective annual rate of the assets in the Separate Account); and

(3)	An annual contract charge of $30 (assumed to be equivalent to 0.1% of the Contract Value).

The charges for the Annual Step-Up Death Benefit, the Enhanced Payment Benefit Option and premium taxes are not included in the calculations. If the charges for the Annual Step-Up Death Benefit, the Enhanced Payment Benefit Option and premium taxes were included, the performance numbers shown would be lower. We do however, assume that you surrender contract and therefore, surrender charges are assumed. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

Table 2

Non-Standardized Total Returns

(assuming surrender at the end of the applicable time period)

	For the 1-year period ended 12/31/02	For the 5-year period ended 12/31/02	For the 10-year period ended 12/31/02	Portfolio Inception Date*

AIM Variable Insurance Funds

AIM V.I. Aggressive Growth Fund — Series I Shares	-29.26	NA	NA	05/01/98
AIM V.I. Blue Chip Fund — Series I Shares	-32.71	NA	NA	12/29/99
AIM V.I. Capital Appreciation — Series I Shares	-30.93	-4.85	NA	05/05/93
AIM V.I. Premier Equity — Series I Shares	-36.74	-4.78	NA	05/05/93

B-5

	For the 1-year period ended 12/31/02	For the 5-year period ended 12/31/02	For the 10-year period ended 12/31/02	Portfolio Inception Date*

AllianceBernstein Variable Products Series Fund, Inc.

Growth and Income Portfolio — Class B	-28.87	0.99	9.20	01/14/91
Premier Growth Portfolio — Class B	-37.31	-4.09	7.33	06/26/92
Technology Portfolio — Class B	-48.11	-3.09	NA	01/11/96

American Century Variable Portfolios, Inc.

VP Income & Growth Fund — Class I	-26.02	-2.75	NA	10/30/97
VP International Fund — Class I	-27.01	-4.36	NA	05/02/94
VP Ultra Fund — Class I	-29.31	NA	NA	05/01/01
VP Value Fund — Class I	-19.37	1.45	NA	05/01/96

Dreyfus

Dreyfus Investment Portfolios — MidCap Stock Portfolio — Initial Shares	-19.40	NA	NA	05/01/98
The Dreyfus Socially Responsible Growth Fund, Inc.	-35.45	-6.44	NA	10/15/93
Dreyfus Variable Investment Fund — Money Market Portfolio	-5.84	0.48	1.50	08/31/90

Eaton Vance Variable Trust

VT Floating — Rate Income Fund	-6.63	NA	NA	05/02/01
VT Income Fund of Boston	NA	NA	NA	09/13/02
VT Worldwide Health Sciences Fund	-36.32	NA	NA	05/02/01

Federated Insurance Series

Federated High Income Bond Fund II — Service Shares	-5.74	-3.10	NA	03/01/94
Federated International Small Company Fund II	-24.16	NA	NA	05/01/00

Fidelity Management & Research Company

VIP Equity-Income Portfolio — Service Class 2	-23.84	-2.52	7.75	10/09/86
VIP Growth Portfolio — Service Class 2	-36.78	-3.22	6.43	10/09/86

Fidelity Management & Research Company II (“VIP II”)

VIP II Contrafund® Portfolio — Service Class 2	-16.40	0.95	NA	01/03/95

Fidelity Management & Research Company III (“VIP III”)

VIP III Growth & Income Portfolio — Service Class 2	-23.53	-2.10	NA	12/31/96
VIP III Mid Cap Portfolio — Service Class 2	-16.82	NA	NA	12/28/98

Franklin Templeton Variable Insurance Products Trust

Franklin Large Cap Growth Securities Fund — Class 2 Shares	-29.78	0.00	NA	04/30/96
Mutual Shares Securities Fund — Class 2 Shares	-18.58	1.48	NA	11/08/96
Templeton Foreign Securities Fund — Class 2 Shares	-25.22	-4.72	5.98	05/01/92
Templeton Global Asset Allocation Fund — Class 2 Shares	-11.27	-0.18	6.89	08/24/88

GE Investments Funds, Inc.

Income Fund	2.78	4.42	NA	01/02/95
Mid-Cap Value Equity Fund	-20.50	0.77	NA	05/01/97
Money Market Fund**	-5.50	1.94	2.85	06/30/85
Premier Growth Equity Fund	-27.64	2.39	NA	12/12/97
Real Estate Securities Fund	-8.27	1.28	NA	05/01/95
S&P 500® Index Fund	-28.97	-3.48	7.53	04/14/85
Small-Cap Value Equity Fund	-20.59	NA	NA	05/01/00
Total Return Fund	-16.12	1.71	7.40	07/01/85
U.S. Equity Fund	-25.92	-0.86	NA	01/02/95
Value Equity Fund	-24.24	NA	NA	05/01/00

Janus Aspen Series

Balanced Portfolio — Service Shares	-13.52	5.72	NA	09/13/93
Capital Appreciation Portfolio — Service Shares	-22.63	4.45	NA	05/01/97
International Growth Portfolio — Service Shares	-32.31	-2.45	NA	05/02/94

B-6

	For the 1-year period ended 12/31/02	For the 5-year period ended 12/31/02	For the 10-year period ended 12/31/02	Portfolio Inception Date*

J.P. Morgan Series Trust II

Bond Portfolio	1.20	4.06	MA	12/31/94
International Opportunities Portfolio	-25.20	-7.18	NA	12/31/94
Mid Cap Value Portfolio	-6.76	NA	NA	09/28/01
Small Company Portfolio	-28.35	-5.33	NA	12/31/94
U.S. Disciplined Equity Portfolio	-31.21	-5.50	NA	12/31/94

MFS® Variable Insurance Trust

MFS® Investors Growth Stock Series — Service Class Shares	-34.24	NA	NA	05/03/99
MFS® Investors Trust Series — Service Class Shares	-27.78	-5.54	NA	10/09/95
MFS® New Discovery Series — Service Class Shares	-38.26	NA	NA	04/29/98
MFS® Strategic Income Series — Service Class Shares	1.11	1.86	NA	06/14/94
MFS® Total Return Series — Service Class Shares	-12.22	2.44	NA	01/03/95
MFS® Utilities Series — Service Class Shares	-29.49	-3.44	NA	01/03/95

Oppenheimer Variable Account Trust

Oppenheimer Aggressive Growth Fund/VA — Service Shares	-34.57	-4.64	4.80	08/15/86
Oppenheimer Capital Appreciation Fund/VA — Service Shares	-33.64	-0.48	8.12	04/03/85
Oppenheimer Global Securities Fund/VA — Service Shares	-28.97	2.87	10.08	11/12/90
Oppenheimer Main Street Fund/VA — Service Shares (formerly, Oppenheimer Main Street Growth & Income Fund/VA)	-25.69	-7.07	NA	07/05/95
Oppenheimer Main Street Small Cap Fund/VA — Service Shares	-22.63	NA	NA	05/01/98

PIMCO Variable Insurance Trust

High Yield Portfolio — Administrative Class Shares	-8.12	NA	NA	04/30/98
Long-Term U.S. Government Portfolio — Administrative Class Shares	10.36	NA	NA	04/30/99
Total Return Portfolio — Administrative Class Shares	1.98	4.25	NA	12/24/97

The Prudential Series Fund, Inc.

Jennison Portfolio — Class II	37.63	NA	NA	02/09/00

Rydex Variable Trust

OTC Fund	-45.20	-4.77	NA	05/07/97

Scudder Variable Series II

Scudder Technology Growth Portfolio — Class B	-42.09	NA	NA	05/03/99
SVS Dreman High Return Equity Portfolio — Class B	-24.87	NA	NA	05/04/98
SVS Dreman Small Cap Value Portfolio — Class B	-18.41	-2.99	NA	05/01/96

Van Kampen Life Investment Trust

Comstock — Class II Shares	-26.08	NA	NA	04/30/99
Emerging Growth — Class II Shares	-39.10	0.46	NA	07/03/95

*	Date on which a particular Portfolio was declared effective by the SEC; this date may be different from the date the Portfolio was first available in the Separate Account. Returns for a period of less than one year are not annualized.

**	Yield more closely reflects current earnings of the GE Investments Funds, Inc. — Money Market Fund or the Dreyfus Variable Investment Fund — Money Market Portfolio than its total return.

The following Portfolios were added to the Separate Account on May 1, 2003. Therefore, no Non-Standardized Performance information is available.

AIM Variable Insurance Funds — AIM V.I. Basic Value Fund — Series II Shares

Federated Insurance Series — Federated Kaufmann Fund II — Service Shares

Fidelity Variable Insurance Products Fund III — VIP III Dynamic Capital Appreciation Portfolio — Service Class 2

Greenwich Street Series Fund — Salomon Brothers Variable Emerging Growth Fund — Class II

Nations Separate Account Trust — Nations Marsico Growth Portfolio

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Nations Separate Account Trust — Nations Marsico International Opportunities Portfolio

The Prudential Series Fund, Inc. — Jennison 20/20 Focus Portfolio — Class II

Salomon Brothers Variable Series Funds Inc — Salomon Brothers Variable All Cap Fund — Class II

The total returns of the Portfolios have been reduced by the Separate Account charges, as if the contract had been in existence since the inception of the Portfolios. Expenses include:

(1)	A mortality and expense risk charge of 1.30% (deducted daily at an effective annual rate of the assets in the Separate Account);

(2)	An administrative expense charge 0.15% (deducted daily at an effective annual rate of the assets in the Separate Account); and

(3)	An annual contract charge of $30 (assumed to be equivalent to 0.1% of the Contract Value).

The charges for the Annual Step-Up Death Benefit, the Enhanced Payment Benefit Option and premium taxes are not included in the calculations. In addition, we assume that you do not surrender contract and therefore, no surrender charges are assumed. If the charges for the Annual Step-Up Death Benefit, the Enhanced Payment Benefit Option, premium taxes and surrender charges were included, the performance numbers shown would be lower. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

Table 3

Non-Standardized Total Returns

(assuming no surrender at the end of the applicable time period.)

	For the 1-year period ended 12/31/02	For the 5-year period ended 12/31/02	For the 10-year period ended 12/31/02	Portfolio Inception Date*

AIM Variable Insurance Funds

AIM V.I. Aggressive Growth Fund — Series I Shares	-23.86	NA	NA	05/01/98
AIM V.I. Blue Chip Fund — Series I Shares	-27.31	NA	NA	12/29/99
AIM V.I. Capital Appreciation Fund — Series I Shares	-25.53	-3.77	NA	05/05/93
AIM V.I. Premier Equity Fund — Series I Shares	-31.34	-3.71	NA	05/05/93

AllianceBernstein Variable Products Series Fund, Inc.

Growth and Income Portfolio — Class B	-23.47	1.84	9.20	01/14/91
Premier Growth Portfolio — Class B	-31.91	-3.05	7.33	06/26/92
Technology Portfolio — Class B	-42.71	-2.07	NA	01/11/96

American Century Variable Portfolios, Inc.

VP Income & Growth Fund — Class I	-20.62	-1.77	NA	10/30/97
VP International Fund — Class I	-21.61	-3.31	NA	05/02/94
VP Ultra Fund — Class I	-23.91	NA	NA	05/01/01
VP Value Fund — Class I	-13.97	2.28	NA	05/01/96

B-8

	For the 1-year period ended 12/31/02	For the 5-year period ended 12/31/02	For the 10-year period ended 12/31/02	Portfolio Inception Date*

Dreyfus

Dreyfus Investment Portfolios — MidCap Stock Portfolio — Initial shares	-14.00	NA	NA	05/01/98
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	-30.05	-5.29	NA	10/15/93
Dreyfus Variable Investment Fund — Money Market Portfolio	-0.44	1.34	1.50	08/31/90

Eaton Vance Variable Trust

VT Floating-Rate Income Fund	-1.23	NA	NA	05/02/01
VT Income Fund of Boston	NA	NA	NA	09/13/02
VT Worldwide Health Sciences Fund	-30.92	NA	NA	05/02/01

Federated Insurance Series

Federated High Income Bond Fund II — Service Shares	-0.34	-2.10	NA	03/01/94
Federated International Small Company Fund II	-18.76	NA	NA	05/01/00

Fidelity Variable Insurance Products Funds (“VIP”)

VIP Equity-Income Portfolio — Service Class 2	-18.44	-1.54	7.75	10/09/86
VIP Growth Portfolio — Service Class 2	-31.38	-2.22	6.43	10/09/86

Fidelity Variable Insurance Products Funds (“VIP II”)

VIP II Contrafund® Portfolio — Service Class 2	-11.00	1.80	NA	01/03/95

Fidelity Variable Insurance Products Funds (“VIP III”)

VIP III Growth & Income Portfolio — Service Class 2	-18.13	-1.14	NA	12/31/96
VIP III Mid Cap Portfolio — Service Class 2	-11.42	NA	NA	12/28/98

Franklin Templeton Variable Insurance Products Trust

Franklin Large Cap Growth Securities Fund — Class 2 Shares	-24.38	0.89	NA	04/30/96
Mutual Shares Securities Fund — Class 2 Shares	-13.18	2.32	NA	11/08/96
Templeton Foreign Securities Fund — Class 2 Shares	-19.82	-3.65	5.98	05/01/92
Templeton Global Asset Allocation Fund — Class 2 Shares	-5.87	0.71	6.89	08/24/88

GE Investments Funds, Inc.

Income Fund	8.18	5.17	NA	01/02/95
Mid-Cap Value Equity Fund	-15.10	1.63	NA	05/01/97
Money Market Fund**	-0.10	2.76	2.85	06/30/85
Premier Growth Equity Fund	-22.24	3.20	NA	12/12/97
Real Estate Securities Fund	-2.87	2.13	NA	05/01/95
S&P 500® Index Fund	-23.57	-2.47	7.53	04/14/85
Small-Cap Value Equity Fund	-15.19	NA	NA	05/01/00
Total Return Fund	-10.72	2.54	7.40	07/01/85
U.S. Equity Fund	-20.52	0.06	NA	01/02/95
Value Equity Fund	-18.84	NA	NA	05/01/00

Janus Aspen Series

Balanced Portfolio — Service Shares	-8.12	6.44	NA	09/13/93
Capital Appreciation Portfolio — Service Shares	-17.23	5.20	NA	05/01/97
International Growth Portfolio — Service Shares	-26.91	-1.48	NA	05/02/94

J.P. Morgan Series Trust II

Bond Portfolio	6.60	4.82	NA	12/31/94
International Opportunities Portfolio	-19.80	-6.00	NA	12/31/94
Mid Cap Value Portfolio	-1.36	NA	NA	09/28/01
Small Company Portfolio	-22.95	-4.24	NA	12/31/94
U.S. Disciplined Equity Portfolio	-25.81	-4.39	NA	12/31/94

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	For the 1-year period ended 12/31/02	For the 5-year period ended 12/31/02	For the 10-year period ended 12/31/02	Portfolio Inception Date*

MFS® Variable Insurance Trust

MFS® Investors Growth Stock Series — Service Class Shares	-28.84	NA	NA	05/03/99
MFS® Investors Trust Series — Service Class Shares	-22.38	-4.44	NA	10/09/95
MFS® New Discovery Series — Service Class Shares	-32.86	NA	NA	04/29/98
MFS® Strategic Income Series — Service Class Shares	6.51	2.69	NA	06/14/94
MFS® Total Return Series — Service Class Shares	-6.82	3.24	NA	01/03/95
MFS® Utilities Series — Service Class Shares	-24.09	-2.43	NA	01/03/95

Oppenheimer Variable Account Trust

Oppenheimer Aggressive Growth Fund/VA — Service Shares	-29.17	-3.58	4.80	08/15/86
Oppenheimer Capital Appreciation Fund/VA — Service Shares	-28.24	0.42	8.12	04/03/85
Oppenheimer Global Securities Fund/VA — Service Shares	-23.57	3.66	10.08	11/12/90
Oppenheimer Main Street Fund/VA — Service Shares (formerly, Oppenheimer Main Street Growth & Income Fund/VA)	-20.29	-5.89	NA	07/05/95
Oppenheimer Main Street Small Cap Fund/VA — Service Shares	-17.23	NA	NA	05/01/98

PIMCO Variable Insurance Trust

High Yield Portfolio — Administrative Class Shares	-2.72	NA	NA	04/30/98
Long-Term U.S. Government Portfolio — Administrative Class Shares	15.76	NA	NA	04/30/99
Total Return Portfolio — Administrative Class Shares	7.38	5.00	NA	12/24/97

The Prudential Series Fund, Inc.

Jennison Portfolio — Class II	-32.23	NA	NA	02/09/00

Rydex Variable Trust

OTC Fund	-39.80	-3.70	NA	05/07/97

Scudder Variable Series II

Scudder Technology Growth Portfolio — Class B Shares	-36.69	NA	NA	05/03/99
SVS Dreman High Return Equity Portfolio — Class B Shares	-19.47	NA	NA	05/04/98
SVS Dreman Small Cap Value Portfolio — Class B Shares	-13.01	-2.00	NA	05/01/96

Van Kampen Life Investment Trust

Comstock — Class II Shares	-20.68	NA	NA	04/30/99
Emerging Growth — Class II Shares	-33.70	1.33	NA	07/03/95

*	Date on which a particular Portfolio was declared effective by the SEC; this date may be different than the date the Portfolio was first available in the Separate Account. Returns for a period of less than one year are not annualized.
**	Yield more closely reflects current earnings of the GE Investments Funds, Inc. — Money Market Fund or the Dreyfus Variable Investment Fund — Money Market Portfolio than its total return.

The following Portfolios were added to the Separate Account on May 1, 2003. Therefore, no Non-Standardized Performance information is available:

AIM Variable Insurance Funds — AIM V.I. Basic Value Fund — Series II Shares

Federated Insurance Series — Federated Kaufmann Fund II — Service Shares

Fidelity Variable Insurance Products Fund III — VIP III Dynamic Capital Appreciation Portfolio — Service Class 2

Greenwich Street Series Fund — Salomon Brothers Variable Emerging Growth Fund — Class II

Nations Separate Account Trust — Nations Marsico Growth Portfolio

Nations Separate Account Trust — Nations Marsico International Opportunities Portfolio

The Prudential Series Fund, Inc. — Jennison 20/20 Focus Portfolio — Class II

Salomon Brothers Variable Series Funds Inc — Salomon Brothers Variable All Cap Fund — Class II

B-10

Statement of Additional Information

Page
The Company

The Separate Account

Additional Information About the Guarantee Account

The Contracts
Transfer of Annuity Units
Net Investment Factor

Agreements with Distributors and Advisers for the Funds

Termination of Participation Agreements

Calculation of Performance Data
Subaccounts Investing in GE Investments Funds, Inc. — Money Market Fund and the Dreyfus Variable Investment Fund — Money Market Portfolio
Other Subaccounts
Other Performance Data

Tax Matters
Taxation of GE Capital Life Assurance Company of New York
IRS Required Distributions

General Provisions
Using the Contracts as Collateral
The Beneficiary
Non-Participating
Misstatement of Age or Gender
Incontestability
Statement of Values
Trust as Owner or Beneficiary
Written Notice

Distribution of the Contracts

Legal Developments Regarding Employment-Related Benefit Plans

Experts

Financial Statements

GE Capital Life Assurance Company of New York

200 Old Country Road, Suite 240

Mineola, New York 11501

Service Center

6610 West Broad Street

Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 313-5282.

GE Capital Life Assurance Company of New York

Variable Annuity Service Center

6610 West Broad Street

Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate Account Contract Form NY1155 4/00 to:

Name:

Address:

                                                                             Street

                City                                          State                                             Zip

Signature of Requestor:

Date

2

Statement of Additional Information For The

Flexible Premium Variable Deferred Annuity Contract

Form NY1155 4/00

Issued by:

GE Capital Life Assurance Company of New York

GE Capital Life Separate Account II

622 Third Avenue, 33rd Floor,

New York, New York 10017

Service Center:

6610 West Broad Street

Richmond, Virginia 23230

Telephone Number: 1-800-313-5282

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated May 1, 2003 (as amended September 2, 2003), for the Flexible Premium Variable Deferred Annuity Contract issued by GE Capital Life Assurance Company of New York through its GE Capital Life Separate Account II. The terms used in the current prospectus for the Flexible Premium Variable Deferred Annuity Contract are incorporated into this Statement of Additional Information.

For a free copy of the prospectus:

Call:	1-800-313-5282

Or write:	GE Capital Life Assurance Company of New York
Annuity Service Center
6610 West Broad Street
Richmond, Virginia 23230

Or visit:	www.gefinancialservice.com

Or contact your financial representative

The date of this Statement of Additional Information is May 1, 2003 (as amended September 2, 2003).

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT AND THE PORTFOLIOS.

B-1

Statement of Additional Information

B-2

THE COMPANY

We are a stock life insurance company that was incorporated in the State of New York on February 23, 1988 under the name First GNA Life Insurance Company of New York. In February 1990, we were transferred to a wholly-owned subsidiary of Great Northern Insured Annuity Corporation from GNA Life Insurance Company. In October 1993, we were the surviving entity in a merger with United Pacific Reliance Life Insurance Company of New York and as a result became partially-owned by United Pacific Life Insurance Company (“UPL”). UPL later changed its name to General Electric Capital Assurance Company (“GECA”). On February 1, 1996, we changed our name to GE Capital Life Assurance Company of New York (“GECLANY”). In January 1999, we became a wholly-owned subsidiary of GECA when Great Northern Insured Annuity Corporation merged with and into GECA.

GECA is indirectly-owned by GE Financial Assurance Holdings, Inc., which in turn is directly-owned by GE Insurance, Inc., (“GEI”). GEI is a direct, wholly-owned subsidiary of GE Capital Corporation (“GECC”), which in turn is wholly-owned, directly or indirectly, by

General Electric Company (“GE”).

THE SEPARATE ACCOUNT

We established the GE Capital Life Separate Account II as a separate investment account on April 1, 1996. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”) and meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC.

ADDITIONAL INFORMATION ABOUT THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to the Separate Account and our other separate accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

The initial interest rate guarantee period for any allocation you make to the Guarantee Account will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time. We determine the interest rates in our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other

B-3

factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

We reserve the right to impose restrictions on transfers involving the Guarantee Account. Such restrictions may include permitting transfers from an interest rate guarantee period only during the 30 day period immediately following the end of the guarantee period, limiting the amount of assets available for transfer at any one time to 25% of the allocations to the Guarantee Account plus accrued interest and prohibiting transfers to the Guarantee Account for the six month period following a transfer from the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, no more than 25% of your Contract Value, as determined at the time of allocation may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation.

THE CONTRACTS

TRANSFER OF ANNUITY UNITS	At your request, Annuity Units may be transferred three times per calendar year from the Subaccounts in which they are currently held (subject to certain restrictions described in the contract).

The number of Annuity Units to be transferred is (a) times (b) divided by (c) where:

(a)	is the number of Annuity Units in the current Subaccount desired to be transferred;

(b)	is the Annuity Unit Value for the Subaccount in which the Annuity Units are currently held; and

(c)	is the Annuity Unit Value for the Subaccount to which the transfer is made.

If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, we will transfer the remaining Annuity Units in addition to the amounts requested. We will not transfer Annuity Units into any Subaccounts unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income

B-4

payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

NET INVESTMENT FACTOR

The net investment factor measures investment performance of the Subaccounts during a Valuation Period. Each Subaccount has its own net investment factor. The net investment factor of a Subaccount available under a contract for a Valuation Period is (a) divided by (b) minus (c) where:

(a)	is the result of:

(1)	the value of the net assets of that Subaccount at the end of the preceding Valuation Period; plus

(2)	the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined; minus

(3)	the capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

(4)	any amount charged against that Subaccount for taxes (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount); and

(b)	is the value of the net assets of that Subaccount at the end of the preceding Valuation Period; and

(c)	is a factor for the Valuation Period representing the mortality and expense risk charge and the administrative expense charge.

We will value assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

AGREEMENTS WITH DISTRIBUTORS AND ADVISERS FOR THE FUNDS

We have entered into agreements with either the investment adviser or distributor of each of the Funds under which the adviser or distributor pays us a fee ordinarily based upon a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisers or distributors. The amounts we receive under these agreements may be significant. The agreements reflect administrative services we provide.

B-5

TERMINATION OF PARTICIPATION AGREEMENTS	The participation agreements pursuant to which the Portfolios sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:

AIM Variable Insurance Funds.    This agreement may be terminated by the parties on six months’ advance written notice.

AllianceBernstein Variable Products Series Fund, Inc.    This agreement may be terminated by the parties on six months’ advance written notice.

American Century Variable Portfolios, Inc.    This agreement may be terminated by either party upon 180 days’ prior written notice to the other party.

Dreyfus.    This agreement may be terminated by the parties on six months’ advance written notice.

Eaton Vance Variable Trust.    This agreement may be terminated by the parties on six months’ advance written notice.

Federated Insurance Series.    This agreement may be terminated by the parties on six months’ advance written notice.

Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, and Fidelity Variable Insurance Products Fund III (“The Fund”).    These agreements provide for termination (1) on one year’s advance notice by either party, (2) at the Company’s option if shares of the Fund are not reasonably available to meet requirements of the contracts, (3) at the option of either party if certain enforcement proceedings are instituted against the other, (4) upon vote of the contractowners to substitute shares of another mutual fund, (5) at the Company’s option if shares of the Fund are not registered, issued, or sold in accordance with applicable laws, or if the Fund ceases to qualify as a regulated investment company under the Code, (6) at the option of the Fund or its principal underwriter if it determines that the Company has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity, (7) at the option of the Company if the Fund has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity, or (8) at the option of the Fund or its principal underwriter if the Company decides to make another mutual fund available as a funding vehicle for its contracts.

GE Investments Funds, Inc.    This agreement may be terminated at the option of any party upon six months’ written notice to the other parties, unless a shorter time is agreed to by the parties.

B-6

Greenwich Street Series Fund.    This agreement may be terminated by the parties on six months’ advance written notice, unless a shorter time is agreed to by the parties.

Janus Aspen Series.    This agreement may be terminated by the parties on six months’ advance written notice.

J.P. Morgan Series Trust II.    This agreement may be terminated by the parties upon 180 days’ notice unless a shorter time is agreed to by the parties.

MFS® Variable Insurance Trust.    This agreement may be terminated by the parties on six months’ advance written notice.

Nations Separate Account Trust.    This agreement may be terminated by the parties on six months’ advance written notice.

Oppenheimer Variable Account Funds.    This agreement may be terminated by the parties on six months’ advance written notice.

PIMCO Variable Insurance Trust.    This agreement may be terminated by the parties on six months’ advance written notice, unless a shorter time is agreed to by the parties.

The Prudential Series Fund, Inc.    This agreement may be terminated by the parties on six months’ advance written notice, unless a shorter time is agreed to by the parties.

Rydex Variable Trust.    This agreement may be terminated by the parties on six months’ advance written notice.

Salomon Brothers Variable Series Fund Inc.    The agreement may be terminated by the parties on six months’ advance written notice, unless a shorter time is agreed upon by the parties.

Scudder Variable Series II.    The agreement may be terminated by the parties on three months’ advance written notice.

Van Kampen Life Investment Trust.    This agreement may be terminated by the parties on 60 days’ advance written notice.

CALCULATION OF PERFORMANCE DATA

From time to time, we may disclose total return, yield, and other performance data for the Subaccounts pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and the NASD.

B-7

The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range generally from 0% to 3.5% of purchase payments and are generally based on the rules of the state in which you reside.

SUBACCOUNTS INVESTING IN THE GE INVESTMENTS FUNDS, INC. — MONEY MARKET FUND AND THE DREYFUS VARIABLE INVESTMENT FUND — MONEY MARKET PORTFOLIO

From time to time, advertisements and sales literature may quote the yield of the Subaccounts investing in the GE Investments Funds, Inc. — Money Market Fund and the Dreyfus Variable Investment Fund — Money Market Portfolio for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the GE Investments Funds, Inc. —Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund — Money Market Portfolio at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to an initial investment of $10,000; and 2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the $30 annual contract charge, the mortality and expense risk charge (deducted daily at an effective annual rate of 1.30% of the hypothetical investment in the Separate Account), and the administrative expense charge (deducted daily at an effective annual rate of 0.15% of assets in the Separate Account). We assume for the purposes of the yield calculation that this charge will be waived. Current Yield will be calculated according to the following formula:

Current Yield = ((NCP - ES)/UV) × (365/7)

where:

NCP	=	the net change in the value of the investment Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one unit.

ES	=	per unit expenses of the hypothetical account for the seven-day period.

UV	=	the unit value on the first day of the seven-day period.

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We may also quote the effective yield of the Subaccount investing in the GE Investments Funds, Inc. —  Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund — Money Market Portfolio determined on a compounded basis for the same seven-day period. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCP - ES)/UV))365/7 - 1

where:

NCP	=	the net change in the value of the investment Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one unit.

ES	=	per unit expenses of the hypothetical account for the seven-day period.

UV	=	the unit value for the first day of the seven-day period.

The yield on amounts held in the Subaccount investing in the GE Investments Funds, Inc. — Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund — Money Market Portfolio normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The GE Investments Funds, Inc. — Money Market Fund’s or the Dreyfus Variable Investment Fund — Money Market Portfolio’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the GE Investments Funds, Inc. — Money Market Fund or Dreyfus Variable Investment Fund — Money Market Portfolio, the types and quality of portfolio securities held by that Portfolio, and that Portfolio’s operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the GE Investments, Funds, Inc. — Money Market Fund or the Dreyfus Variable Investment Fund — Money Market Portfolio or will be lower than the yield for the GE Investments Funds, Inc. — Money Market Fund or the Dreyfus Variable Investment Fund — Money Market Portfolio.

Yield calculations do not take into account the surrender charges imposed under the contract or the charges for any optional riders.

GE Investments Funds, Inc. — Money Market Fund

Current Yield -0.49% as of December 31, 2002

Effective Yield -0.49% as of December 31, 2002

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Dreyfus Variable Investment Fund — Money Market Portfolio

Current Yield -0.59% as of December 31, 2002

Effective Yield -0.58% as of December 31, 2002

Past Performance is not a Guarantee or Projection of Future Results.

OTHER SUBACCOUNTS

Standardized Total Return.    Sales literature or advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that began before the contract was available, performance data will be based on the performance of the underlying Portfolios, adjusted for the level of the Separate Account and contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge and the surrender charge as described below:

1.	We calculate the unit value for each Valuation Period based on the performance of the Subaccount’s underlying investment Portfolio (after deductions for Portfolio expenses, the administrative expense charge, and the mortality and expense risk charge).

2.	The annual contract charge is $30 deducted at the beginning of each contract year after the first. For purposes of calculating average annual total return, we assume that the annual contract charge is equivalent to 0.1% of Contract Value. This charge is waived if the Contract Value is more than $40,000 at the time the charge is due.

3.	The surrender charge will be determined by assuming a surrender of the contract at the end of the period. Average annual total return for periods of nine years or less will therefore reflect the deduction of a surrender charge.

4.	Standardized total return considers the charges for the Enhanced Payment Benefit Option (equal to an annual rate of 0.15% of your daily net assets in the Separate Account).

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5.	Standardized total return considers the charges to the Annual Step-Up Death Benefit Rider Option (equal to an annualized rate of 0.20% of your Contract Value at the time the charge is deducted).

6.	Standardized total return does not reflect the deduction of any premium taxes.

7.	Standardized total return will then be calculated according to the following formula:

TR =       (ERV/P)1/N-1

where:

TR =	the average annual total return for the period

ERV =	the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period

P =	a hypothetical single investment of $1,000

N =	the duration of the period (in years)

The Portfolios have provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

OTHER PERFORMANCE DATA	We may disclose cumulative total return in conjunction with the standardized format described above. The cumulative total return will be calculated using the following formula:

CTR =	(ERV/P)-1

where:

CTR =	the cumulative total return for the period

ERV =	the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period

P =	a hypothetical single investment of $1,000

Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts. If such charges were included, the performance numbers would be lower.

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Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

TAX MATTERS

TAXATION OF GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

We do not expect to incur any Federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. (See the “Federal Tax Matters” section of the prospectus.) Based upon these expectations, no charge is being made currently to the Separate Account for Federal income taxes. We will periodically review the question of a charge to the Separate Account for Federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur Federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the Federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur Federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS REQUIRED DISTRIBUTIONS	In order to be treated as an annuity contract for Federal income tax purposes, section 72(s) of the Code requires any Non-Qualified Contract to provide that:

(a)	if any owner dies on or after the Annuity Commencement Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner’s death; and

(b)	if any owner dies prior to the Annuity Commencement Date, the entire interest in the contract will be distributed:

(1)	within five years after the date of that owner’s death; or

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(2)	as income payments which will begin within one year of that owner’s death and which will be made over the life of the owner’s “designated beneficiary” or over a period not extending beyond the life expectancy of that beneficiary.

The “designated beneficiary” generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the “designated beneficiary” is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse’s death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant or Joint Annuitant will be treated as the death of an owner for purposes of these rules.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

GENERAL PROVISIONS

USING THE CONTRACTS AS COLLATERAL

A Non-Qualified Contract can be assigned as collateral security. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Service Center will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. The basic benefits of a Non-Qualified Contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignment.

A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

THE BENEFICIARY

You may select one or more primary and contingent beneficiaries during your lifetime upon application and by filing a written request with our Service Center. Each change of beneficiary revokes any previous designation.

NON-PARTICIPATING	The contract is non-participating. No dividends are payable.

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MISSTATEMENT OF AGE OR GENDER

If the Annuitant’s age or gender, if applicable, was misstated on the contract data page, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

INCONTESTABILITY	We will not contest the contract.

STATEMENT OF VALUES

At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Contract Value, purchase payments and other financial transactions made by you during the report period.

TRUST AS OWNER OR BENEFICIARY

If a trust is named as the owner or beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

WRITTEN NOTICE	Any written notice should be sent to us at our Service Center at 6610 West Broad Street, Richmond, Virginia 23230. The contract number and the Annuitant’s full name must be included.

We will send all notices to the owner at the last known address on file with us.

DISTRIBUTION OF THE CONTRACTS

The contracts which are offered continuously, are distributed by Capital Brokerage Corporation, 3001 Summer Street, 2nd Floor, Stamford, Connecticut 06905, an affiliate of the Company. During the fiscal years ended December 31, 2002, 2001 and 2000, no underwriting commissions have been paid by us to Capital Brokerage Corporation. Although neither we nor Capital Brokerage Corporation anticipate discontinuing the offering of the contracts, we do reserve the right to discontinue offering the contracts at any time.

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS

On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of gender. The contract contains guaranteed annuity purchase rates for certain optional payment plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.

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EXPERTS

The financial statements of GE Capital Life Assurance Company of New York as of December 31, 2002 and 2001, and for each of the years in the three-year period ended December 31, 2002, and the financial statements of GE Capital Life Separate Account II as of December 31, 2002 and for each of the years or lesser periods in the two-year period ended December 31, 2002, have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 1021 East Cary Street, Suite 2000, Richmond, VA 23219.

The report of KPMG LLP dated February 7, 2003 with respect to the financial statements of GE Capital Life Assurance Company of New York contains an explanatory paragraph that states that the Company changed its method of accounting for goodwill and other intangible assets in 2002.

FINANCIAL STATEMENTS

This Statement of Additional Information contains the financial statements for GE Capital Life Assurance Company of New York (the Company), as of December 31, 2002 and 2001, and for each of the years in the three-year period ended December 31, 2002 and the financial statements of GE Capital Life Separate Account II, as of December 31, 2002 and for each of the years or lesser periods in the two-year period then ended December 31, 2002. The financial statements of the Company included in the prospectus should be distinguished from the financial statements of GE Capital Life Separate Account II, and should be considered only as bearing on the ability of the Company to meet its obligations under the contract. Such financial statements of the Company should not be considered as bearing on the investment performance of the assets held in the Separate Account.

B-15

GE CAPITAL LIFE SEPARATE ACCOUNT II

Financial Statements

December 31, 2002

(With Independent Auditors’ Report Thereon)

GE CAPITAL LIFE SEPARATE ACCOUNT II

December 31, 2002

Independent Auditors’ Report

Contract Owners

GE Capital Life Separate Account II

    and

The Board of Directors

GE Capital Life Assurance Company of New York:

We have audited the accompanying statements of assets and liabilities of GE Capital Life Separate Account II (the Account) (comprising the AIM Variable Insurance Funds — AIM V.I. Blue Chip Fund — Series I Shares, AIM V.I. Capital Appreciation Fund — Series I Shares, AIM V.I. Growth Fund — Series I Shares, AIM V.I. Premier Equity Fund — Series I Shares; The Alger American Fund — Alger American Growth Portfolio, Alger American Small Capitalization Portfolio; Alliance Variable Products Series Fund, Inc. — Growth and Income Portfolio — Class B, Premier Growth Portfolio — Class B, Quasar Portfolio — Class B; Dreyfus — Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares, The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares; Federated Insurance Series — Federated American Leaders Fund II — Primary Shares, Federated High Income Bond Fund II — Primary Shares, Federated High Income Bond Fund II — Service Shares, Federated International Small Company Fund II, Federated Utility Fund II; Fidelity Variable Insurance Products Fund (“VIP”) — VIP Equity-Income Portfolio, VIP Equity-Income Portfolio — Service Class 2, VIP Growth Portfolio, VIP Growth Portfolio — Service Class 2, VIP Overseas Portfolio; Fidelity Variable Insurance Products Fund II (“VIP II”) — VIP II Asset ManagerSM Portfolio, VIP II Contrafund® Portfolio, VIP II Contrafund® Portfolio — Service Class 2; Fidelity Variable Insurance Products Fund III (“VIP III”) — VIP III Growth & Income Portfolio, VIP III Growth & Income Portfolio — Service Class 2, VIP III Growth Opportunities Portfolio, VIP III Mid Cap Portfolio — Service Class 2; GE Investments Funds, Inc. — Global Income Fund, Income Fund, International Equity Fund, Mid-Cap Value Equity Fund, Money Market Fund, Premier Growth Equity Fund, Real Estate Securities Fund, S&P 500® Index Fund, Small-Cap Value Equity Fund, Total Return Fund, U.S. Equity Fund, Value Equity Fund; Goldman Sachs Variable Insurance Trust (VIT) —Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund; Janus Aspen Series — Aggressive Growth Portfolio, Aggressive Growth Portfolio — Service Shares, Balanced Portfolio, Balanced Portfolio —Service Shares, Capital Appreciation Portfolio, Capital Appreciation Portfolio — Service Shares, Flexible Income Portfolio, Global Life Sciences Portfolio — Service Shares, Global Technology Portfolio — Service Shares, Growth Portfolio, Growth Portfolio — Service Shares, International Growth Portfolio, International Growth Portfolio — Service Shares, Worldwide Growth Portfolio, Worldwide Growth Portfolio — Service Shares; J.P. Morgan Series Trust II — Mid Cap Value Portfolio; MFS® Variable Insurance Trust — MFS® Investors Growth Stock Series — Service Class Shares, MFS® Investors Trust Series — Service Class Shares, MFS® New Discovery Series — Service Class Shares, MFS® Total Return Series — Service Class Shares, MFS® Utilities Series — Service Class Shares; Oppenheimer Variable Account Funds — Oppenheimer Aggressive Growth Fund/VA, Oppenheimer Bond Fund/VA, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Securities Fund/VA — Service Shares, Oppenheimer High Income Fund/VA, Oppenheimer Main Street Growth & Income Fund/VA — Service Shares, Oppenheimer Main Street Small Cap Fund/VA — Service Shares, Oppenheimer Multiple Strategies Fund/VA; PBHG Insurance Series Fund, Inc. — PBHG Growth II Portfolio, PBHG Large Cap Growth Portfolio; PIMCO Variable Insurance Trust — Foreign Bond Portfolio — Administrative Class Shares, High Yield Portfolio —Administrative Class Shares, Long-Term U.S. Government Portfolio — Administrative Class Shares, Total Return Portfolio —Administrative Class Shares; Rydex Variable Trust — OTC Fund; Salomon Brothers Variable Series Funds Inc — Investors Fund, Strategic Bond Fund, Total Return Fund; Van Kampen Life Investment Trust — Comstock Portfolio — Class II Shares) as of December 31, 2002, the related statements of operations for the aforementioned funds and the Van Kampen Life Investment Trust — Emerging Growth Portfolio — Class II Shares for the year or lesser period then ended, the statements of changes in net assets for the aforementioned funds and the Van Kampen Life Investment Trust —Emerging Growth Portfolio — Class II Shares for each of the years or lesser periods in the two year period then ended, and the financial highlights for the aforementioned funds and the Van Kampen Life Investment Trust — Emerging Growth Portfolio — Class II Shares for each of the years or lesser periods in the two year period then ended. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the

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accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting GE Capital Life Separate Account II as of December 31, 2002, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period then ended, and their financial highlights for each of the years or lesser periods in the two year period then ended, in conformity with accounting principles generally accepted in the United States of America.

Richmond, Virginia

February 28, 2003

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GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities

December 31, 2002

	AIM Variable Insurance Funds				The Alger American Fund
	AIM V.I. Blue Chip Fund — Series I Shares	AIM V.I. Capital Appreciation Fund — Series I Shares	AIM V.I. Growth Fund — Series I Shares	AIM V.I. Premier Equity Fund — Series I Shares	Alger American Growth Portfolio	Alger American Small Capitalization Portfolio
Assets
Investments at fair market value (see cost below; note 2a)	$1,469	116,557	151,519	837,859	668,199	596,750
Dividend receivable	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—	—
Receivable for units sold	—	351	19	230	—	—

Total assets	1,469	116,908	151,538	838,089	668,199	596,750

Liabilities
Accrued expenses payable to affiliate (note 4c)	—	23	28	164	239	212
Payable for units withdrawn	—	—	—	—	1,151	74

Total liabilities	—	23	28	164	1,390	286

Net assets attributable to variable deferred annuity contract owners	$1,469	116,885	151,510	837,925	666,809	596,464

Outstanding units (note 2b, 4a, and 5): Type I	—	—	—	—	94,583	112,540

Net asset value per unit: Type I	$—	—	—	—	7.05	5.30

Outstanding units (note 2b, 4a, and 5): Type II	151	10,256	13,055	75,286	—	—

Net asset value per unit: Type II	$9.70	6.65	5.95	6.23	—	—

Outstanding units (note 2b, 4a, and 5): Type III	—	988	768	20,837	—	—

Net asset value per unit: Type III	$—	6.63	5.93	6.21	—	—

Outstanding units (note 2b, 4a, and 5): Type IV	—	5,694	8,091	18,661	—	—

Net asset value per unit: Type IV	$—	7.40	6.89	7.01	—	—

Outstanding units (note 2b, 4a, and 5): Type V	—	—	1,967	15,527	—	—

Net asset value per unit: Type V	$—	—	6.88	7.00	—	—

Investments in securities, at cost	$1,519	139,179	175,736	1,055,993	1,361,963	1,245,670

Shares outstanding	280	7,094	13,409	51,656	27,129	48,874

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GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2002

	Alliance Variable Products Series Fund, Inc.
	Growth and Income Portfolio — Class B	Premier Growth Portfolio — Class B	Quasar Portfolio — Class B
Assets
Investments at fair market value (see cost below; note 2a)	$2,022,775	394,334	77,594
Dividend receivable	—	—	—
Receivable from affiliate (note 4b)	—	—	—
Receivable for units sold	3,601	1,429	35

Total assets	2,026,376	395,763	77,629

Liabilities
Accrued expenses payable to affiliate (note 4c)	399	71	16
Payable for units withdrawn	—	—	—

Total liabilities	399	71	16

Net assets attributable to variable deferred annuity contract owners	$2,025,977	395,692	77,613

Outstanding units (note 2b, 4a, and 5): Type I	—	—	—

Net asset value per unit: Type I	$—	—	—

Outstanding units (note 2b, 4a, and 5): Type II	113,958	42,999	2,906

Net asset value per unit: Type II	$7.12	6.03	6.28

Outstanding units (note 2b, 4a, and 5): Type III	64,654	6,812	1,529

Net asset value per unit: Type III	$7.09	6.01	6.26

Outstanding units (note 2b, 4a, and 5): Type IV	70,629	10,095	7,344

Net asset value per unit: Type IV	$7.56	7.13	6.78

Outstanding units (note 2b, 4a, and 5): Type V	29,436	3,300	—

Net asset value per unit: Type V	$7.55	7.12	—

Investments in securities, at cost	$2,404,385	490,827	102,939

Shares outstanding	122,667	22,807	11,445

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GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2002

	Dreyfus
	Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares	The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares
Assets
Investments at fair market value (see cost below; note 2a)	$137,738	47,412
Dividend receivable	—	—
Receivable from affiliate (note 4b)	—	—
Receivable for units sold	701	—

Total assets	$138,439	47,412

Liabilities
Accrued expenses payable to affiliate (note 4c)	28	8
Payable for units withdrawn	—	—

Total liabilities	28	8

Net assets attributable to variable deferred annuity contract owners	$138,411	47,404

Outstanding units (note 2b, 4a, and 5): Type I	—	—

Net asset value per unit: Type I	$—	—

Outstanding units (note 2b, 4a, and 5): Type II	7,283	7,848

Net asset value per unit: Type II	$9.63	6.04

Outstanding units (note 2b, 4a, and 5): Type III	134	—

Net asset value per unit: Type III	$9.60	—

Outstanding units (note 2b, 4a, and 5): Type IV	6,285	—

Net asset value per unit: Type IV	$8.98	—

Outstanding units (note 2b, 4a, and 5): Type V	1,178	—

Net asset value per unit: Type V	$8.96	—

Investments in securities, at cost	$145,729	55,979

Shares outstanding	14,731	2,509

F-5

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2002

	Federated Insurance Series
	Federated American Leaders Fund II — Primary Shares	Federated High Income Bond Fund II — Primary Shares	Federated High Income Bond Fund II — Service Shares	Federated International Small Company Fund II	Federated Utility Fund II
Assets
Investments at fair market value (see cost below; note 2a)	$591,010	345,845	600,595	38,641	374,362
Dividend receivable	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—
Receivable for units sold	—	—	549	8	—

Total assets	591,010	345,845	601,144	38,649	374,362

Liabilities
Accrued expenses payable to affiliate (note 4c)	161	112	111	7	110
Payable for units withdrawn	—	—	—	—	—

Total liabilities	161	112	111	7	110

Net assets attributable to variable deferred annuity contract owners	$590,849	345,733	601,033	38,642	374,252

Outstanding units (note 2b, 4a, and 5): Type I	71,618	39,512	—	—	59,594

Net asset value per unit: Type I	$8.25	8.75	—	—	6.28

Outstanding units (note 2b, 4a, and 5): Type II	—	—	44,925	2,096	—

Net asset value per unit: Type II	$—	—	9.58	6.37	—

Outstanding units (note 2b, 4a, and 5): Type III	—	—	3,837	—	—

Net asset value per unit: Type III	$—	—	9.55	—	—

Outstanding units (note 2b, 4a, and 5): Type IV	—	—	12,646	2,767	—

Net asset value per unit: Type IV	$—	—	9.80	7.92	—

Outstanding units (note 2b, 4a, and 5): Type V	—	—	1,030	427	—

Net asset value per unit: Type V	$—	—	9.78	7.90	—

Investments in securities, at cost	$756,370	407,486	618,945	41,371	627,957

Shares outstanding	38,857	48,848	84,830	8,437	49,782

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GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2002

	Fidelity Variable Insurance Products Fund (“VIP”)					Fidelity Variable Insurance Products Fund II (“VIP II”)			Fidelity Variable Insurance Products Fund III (“VIP III”)
	VIP Equity- Income Portfolio	VIP Equity- Income Portfolio — Service Class 2	VIP Growth Portfolio	VIP Growth Portfolio — Service Class 2	VIP Overseas Portfolio	VIP II Asset ManagerSM Portfolio	VIP II Contrafund® Portfolio	VIP II Contrafund® Portfolio — Service Class 2	VIP III Growth & Income Portfolio	VIP III Growth & Income Portfolio — Service Class 2	VIP III Growth Opportunities Portfolio	VIP III Mid Cap Portfolio — Service Class 2
Assets
Investments at fair market value (see cost below; note 2a)	$1,788,013	1,058,539	1,369,548	420,762	520,089	334,804	2,515,608	825,034	972,898	477,591	568,402	1,346,140
Dividend receivable	—	—	—	—	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—	—	—	—	—	—	—	—
Receivable for units sold	—	511	—	684	177	—	—	1,183	—	177	—	212

Total assets	1,788,013	1,059,050	1,369,548	421,446	520,266	334,804	2,515,608	826,217	972,898	477,768	568,402	1,346,352

Liabilities
Accrued expenses payable to affiliate (note 4c)	493	201	485	79	157	107	801	150	270	89	187	251
Payable for units withdrawn	645	4	1,292	—	—	—	—	—	—	—	—	—

Total liabilities	1,138	205	1,777	79	157	107	801	150	270	89	187	251

Net assets attributable to variable deferred annuity contract owners	$1,786,875	1,058,845	1,367,771	421,367	520,109	334,697	2,514,807	826,067	972,628	477,679	568,215	1,346,101

Outstanding units (note 2b, 4a, and 5): Type I	205,624	—	184,088	—	79,406	36,459	266,682	—	118,325	—	94,861	—

Net asset value per unit: Type I	$8.69	—	7.43	—	6.55	9.18	9.43	—	8.22	—	5.99	—

Outstanding units (note 2b, 4a, and 5): Type II	—	72,137	—	31,710	—	—	—	29,566	—	19,892	—	46,954

Net asset value per unit: Type II	$—	7.54	—	6.11	—	—	—	8.41	—	7.77	—	9.05

Outstanding units (note 2b, 4a, and 5): Type III	—	9,911	—	12,319	—	—	—	3,086	—	10,540	—	13,738

Net asset value per unit: Type III	$—	7.52	—	6.09	—	—	—	8.38	—	7.75	—	9.02

Outstanding units (note 2b, 4a, and 5): Type IV	—	33,456	—	20,580	—	—	—	60,564	—	19,172	—	48,119

Net asset value per unit: Type IV	$—	7.85	—	6.81	—	—	—	8.78	—	8.15	—	8.77

Outstanding units (note 2b, 4a, and 5): Type V	—	22,674	—	1,830	—	—	—	2,258	—	10,477	—	42,836

Net asset value per unit: Type V	$—	7.84	—	6.80	—	—	—	8.77	—	8.13	—	8.76

Investments in securities, at cost	$2,254,898	1,191,321	2,526,644	519,354	837,437	395,990	3,373,108	892,023	1,231,760	532,689	921,501	1,434,339

Shares outstanding	98,459	58,808	58,428	18,128	47,367	26,259	138,984	45,963	89,585	44,510	48,540	77,409

F-7

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2002

	GE Investments Funds, Inc.
	Global Income Fund	Income Fund	International Equity Fund	Mid-Cap Value Equity Fund	Money Market Fund	Premier Growth Equity Fund	Real Estate Securities Fund	S&P 500® Index Fund	Small-Cap Value Equity Fund	Total Return Fund	U.S. Equity Fund	Value Equity Fund
Assets
Investments at fair market value (see cost below; note 2a)	$289,100	1,810,819	206,555	2,316,339	6,587,445	1,940,618	266,691	11,386,317	2,022,496	801,859	2,994,794	622,878
Dividend receivable	—	—	—	—	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	862	—	—	—	—	—	—	—
Receivable for units sold	29	361	—	859	430	—	63	36,644	1,134	—	14	25

Total assets	289,129	1,811,180	206,555	2,317,198	6,588,737	1,940,618	266,754	11,422,961	2,023,630	801,859	2,994,808	622,903

Liabilities
Accrued expenses payable to affiliate (note 4c)	60	361	55	477	1,064	390	56	1,911	361	193	640	113
Payable for units withdrawn	—	—	—	—	7	148	—	69	—	3,174	6	—

Total liabilities	60	361	55	477	1,071	538	56	1,980	361	3,367	646	113

Net assets attributable to variable deferred annuity contract owners	$289,069	1,810,819	206,500	2,316,721	6,587,666	1,940,080	266,698	11,420,981	2,023,269	798,492	2,994,162	622,790

Outstanding units (note 2b, 4a, and 5): Type I	26,915	139,847	33,523	82,630	441,788	228,482	21,508	793,100	—	77,826	262,389	—

Net asset value per unit: Type I	$10.74	12.55	6.16	10.07	11.30	6.82	12.40	7.53	—	10.26	8.83	—

Outstanding units (note 2b, 4a, and 5): Type II	—	3,625	—	118,661	275,280	37,355	—	627,019	153,331	—	71,518	37,464

Net asset value per unit: Type II	$—	10.65	—	8.11	1.01	7.25	—	7.02	9.12	—	7.35	7.45

Outstanding units (note 2b, 4a, and 5): Type III	—	—	—	17,118	179,540	1,795	—	34,661	8,759	—	5,075	8,216

Net asset value per unit: Type III	$—	—	—	8.08	1.01	7.23	—	6.99	9.09	—	7.33	7.42

Outstanding units (note 2b, 4a, and 5): Type IV	—	1,450	—	28,293	449,804	11,446	—	46,625	51,245	—	12,337	26,584

Net asset value per unit: Type IV	$—	10.64	—	8.02	1.00	7.60	—	7.54	8.41	—	7.79	7.88

Outstanding units (note 2b, 4a, and 5): Type V	—	160	—	19,610	686,286	1,455	—	60,298	13,607	—	2,356	9,306

Net asset value per unit: Type V	$—	10.62	—	8.01	1.00	7.59	—	7.52	8.40	—	7.77	7.87

Investments in securities, at cost	$255,348	1,772,090	225,106	2,706,857	6,587,445	2,562,697	297,853	14,946,360	2,236,425	949,434	3,850,377	683,676

Shares outstanding	26,670	140,048	33,155	174,161	6,587,445	35,452	20,296	703,728	196,932	63,238	116,303	84,630

F-8

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2002

	Goldman Sachs Variable Insurance Trust (VIT)		Janus Aspen Series
	Goldman Sachs Growth and Income Fund	Goldman Sachs Mid Cap Value Fund	Aggressive Growth Portfolio	Aggressive Growth Portfolio — Service Shares	Balanced Portfolio	Balanced Portfolio — Service Shares	Capital Appreciation Portfolio	Capital Appreciation Portfolio — Service Shares	Flexible Income Portfolio	Global Life Sciences Portfolio — Service Shares	Global Technology Portfolio — Service Shares
Assets
Investments at fair market value (see cost below; note 2a)	$316,148	1,408,011	2,357,732	170,236	5,099,063	3,073,429	3,196,473	167,378	426,380	95,963	76,401
Dividend receivable	—	—	—	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—	—	—	—	—	—	—
Receivable for units sold	—	24	—	112	—	8,935	—	—	—	—	—

Total assets	316,148	1,408,035	2,357,732	170,348	5,099,063	3,082,364	3,196,473	167,378	426,380	95,963	76,401

Liabilities
Accrued expenses payable to affiliate (note 4c)	83	365	1,074	30	784	562	491	31	88	20	15
Payable for units withdrawn	—	—	—	—	—	—	—	—	—	—	—

Total liabilities	83	365	1,074	30	784	562	491	31	88	20	15

Net assets attributable to variable deferred annuity contract owners	$316,065	1,407,670	2,356,658	170,318	5,098,279	3,081,802	3,195,982	167,347	426,292	95,943	76,386

Outstanding units (note 2b, 4a, and 5): Type I	43,415	111,631	322,388	—	436,123	—	326,788	—	34,323	—	—

Net asset value per unit: Type I	$7.28	12.61	7.31	—	11.69	—	9.78	—	12.42	—	—

Outstanding units (note 2b, 4a, and 5): Type II	—	—	—	19,456	—	110,810	—	18,054	—	4,698	5,022

Net asset value per unit: Type II	$—	—	—	5.58	—	8.94	—	7.11	—	7.07	4.62

Outstanding units (note 2b, 4a, and 5): Type III	—	—	—	1,801	—	41,381	—	1,214	—	5,576	333

Net asset value per unit: Type III	$—	—	—	5.56	—	8.91	—	7.08	—	7.05	4.60

Outstanding units (note 2b, 4a, and 5): Type IV	—	—	—	5,577	—	80,645	—	—	—	198	3,896

Net asset value per unit: Type IV	$—	—	—	7.74	—	9.09	—	—	—	7.59	5.96

Outstanding units (note 2b, 4a, and 5): Type V	—	—	—	1,109	—	109,084	—	3,613	—	2,891	4,779

Net asset value per unit: Type V	$—	—	—	7.73	—	9.07	—	8.41	—	7.58	5.95

Investments in securities, at cost	$392,349	1,390,150	7,063,388	194,504	6,151,138	3,203,798	5,300,788	189,180	412,782	114,585	88,086

Shares outstanding	38,839	132,706	148,847	10,899	247,648	144,157	184,023	9,709	34,665	17,576	31,702

F-9

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2002

	Janus Aspen Series (continued)						J.P. Morgan Series Trust II
	Growth Portfolio	Growth Portfolio — Service Shares	International Growth Portfolio	International Growth Portfolio — Service Shares	Worldwide Growth Portfolio	Worldwide Growth Portfolio — Service Shares	Mid Cap Value Portfolio
Assets
Investments at fair market value (see cost below; note 2a)	$1,919,590	200,281	1,062,576	115,218	1,943,094	492,443	1,545
Dividend receivable	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—	—	—
Receivable for units sold	—	183	—	—	—	85	—

Total assets	1,919,590	200,464	1,062,576	115,218	1,943,094	492,528	1,545

Liabilities
Accrued expenses payable to affiliate (note 4c)	749	38	369	19	751	93	1
Payable for units withdrawn	1,029	—	—	—	—	—	—

Total liabilities	1,778	38	369	19	751	93	1

Net assets attributable to variable deferred annuity contract owners	$1,917,812	200,426	1,062,207	115,199	1,942,343	492,435	1,544

Outstanding units (note 2b, 4a, and 5): Type I	267,105	—	138,128	—	258,634	—	—

Net asset value per unit: Type I	$7.18	—	7.69	—	7.51	—	—

Outstanding units (note 2b, 4a, and 5): Type II	—	20,303	—	8,952	—	23,802	152

Net asset value per unit: Type II	$—	5.86	—	6.26	—	6.25	10.16

Outstanding units (note 2b, 4a, and 5): Type III	—	4,967	—	891	—	10,366	—

Net asset value per unit: Type III	$—	5.84	—	6.24	—	6.23	—

Outstanding units (note 2b, 4a, and 5): Type IV	—	6,285	—	5,962	—	33,137	—

Net asset value per unit: Type IV	$—	7.08	—	7.33	—	7.34	—

Outstanding units (note 2b, 4a, and 5): Type V	—	1,124	—	1,352	—	4,893	—

Net asset value per unit: Type V	$—	7.07	—	7.32	—	7.33	—

Investments in securities, at cost	$3,890,796	241,163	2,108,955	132,031	3,837,039	572,375	1,520

Shares outstanding	131,389	13,832	61,421	6,707	92,308	23,506	92

F-10

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2002

	MFS® Variable Insurance Trust
	MFS® Investors Growth Stock Series — Service Class Shares	MFS® Investors Trust Series — Service Class Shares	MFS® New Discovery Series — Service Class Shares	MFS® Total Return Series — Service Class Shares	MFS® Utilities Series — Service Class Shares
Assets
Investments at fair market value (see cost below; note 2a)	$739,014	485,630	131,025	1,522	339,691
Dividend receivable	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—
Receivable for units sold	2,298	274	256	—	—

Total assets	741,312	485,904	131,281	1,522	339,691

Liabilities
Accrued expenses payable to affiliate (note 4c)	140	94	23	—	61
Payable for units withdrawn	—	—	—	—	13

Total liabilities	140	94	23	—	74

Net assets attributable to variable deferred annuity contract owners	$741,172	485,810	131,258	1,522	339,617

Outstanding units (note 2b, 4a, and 5): Type I	—	—	—	—	—

Net asset value per unit: Type I	$—	—	—	—	—

Outstanding units (note 2b, 4a, and 5): Type II	40,187	16,546	10,094	152	40,100

Net asset value per unit: Type II	$6.19	6.99	6.52	10.03	6.01

Outstanding units (note 2b, 4a, and 5): Type III	15,424	5,971	2,072	—	8,996

Net asset value per unit: Type III	$6.17	6.97	6.50	—	5.99

Outstanding units (note 2b, 4a, and 5): Type IV	20,603	35,076	7,509	—	4,054

Net asset value per unit: Type IV	$7.24	7.70	6.83	—	7.99

Outstanding units (note 2b, 4a, and 5): Type V	34,313	7,610	101	—	1,548

Net asset value per unit: Type V	$7.23	7.68	6.82	—	7.97

Investments in securities, at cost	$834,863	581,900	146,179	1,517	377,330

Shares outstanding	105,724	36,214	12,623	89	28,355

F-11

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2002

	Oppenheimer Variable Account Funds
	Oppenheimer Aggressive Growth Fund/VA	Oppenheimer Bond Fund/VA	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Global Securities Fund/VA — Service Shares	Oppenheimer High Income Fund/VA	Oppenheimer Main Street Growth & Income Fund/VA — Service Shares	Oppenheimer Main Street Small Cap Fund/VA — Service Shares	Oppenheimer Multiple Strategies Fund/VA
Assets
Investments at fair market value (see cost below; note 2a)	$721,339	2,537,946	1,042,572	681,003	731,809	3,191,855	1,508	908,431
Dividend receivable	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—	—	—	—
Receivable for units sold	—	—	—	983	—	769	—	—

Total assets	721,339	2,537,946	1,042,572	681,986	731,809	3,192,624	1,508	908,431

Liabilities
Accrued expenses payable to affiliate (note 4c)	280	613	304	128	221	608	—	210
Payable for units withdrawn	833	—	1,291	—	2	—	—	—

Total liabilities	1,113	613	1,595	128	223	608	—	210

Net assets attributable to variable deferred annuity contract owners	$720,226	2,537,333	1,040,977	681,858	731,586	3,192,016	1,508	908,221

Outstanding units (note 2b, 4a, and 5): Type I	95,648	214,302	116,440	—	82,108	—	—	88,780

Net asset value per unit: Type I	$7.53	11.84	8.94	—	8.91	—	—	10.23

Outstanding units (note 2b, 4a, and 5): Type II	—	—	—	21,128	—	128,125	160	—

Net asset value per unit: Type II	$—	—	—	7.20	—	7.35	9.43	—

Outstanding units (note 2b, 4a, and 5): Type III	—	—	—	3,631	—	24,867	—	—

Net asset value per unit: Type III	$—	—	—	7.17	—	7.33	—	—

Outstanding units (note 2b, 4a, and 5): Type IV	—	—	—	47,524	—	127,593	—	—

Net asset value per unit: Type IV	$—	—	—	7.49	—	7.83	—	—

Outstanding units (note 2b, 4a, and 5): Type V	—	—	—	19,752	—	136,697	—	—

Net asset value per unit: Type V	$—	—	—	7.48	—	7.82	—	—

Investments in securities, at cost	$1,828,146	2,485,506	1,666,631	747,870	850,105	3,567,929	1,535	1,071,148

Shares outstanding	24,678	224,398	39,165	38,671	97,445	209,165	162	69,030

F-12

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2002

	PBHG Insurance Series Fund, Inc.		PIMCO Variable Insurance Trust
	PBHG Growth II Portfolio	PBHG Large Cap Growth Portfolio	Foreign Bond Portfolio — Administrative Class Shares	High Yield Portfolio — Administrative Class Shares	Long-Term U.S. Government Portfolio — Administrative Class Shares	Total Return Portfolio — Administrative Class Shares
Assets
Investments at fair market value (see cost below; note 2a)	$342,530	613,646	170,512	893,614	4,501,857	7,622,134
Dividend receivable	—	—	407	6,299	14,715	27,960
Receivable from affiliate (note 4b)	—	—	—	—	—	—
Receivable for units sold	—	—	18	5,282	4,070	7,424

Total assets	342,530	613,646	170,937	905,195	4,520,642	7,657,518

Liabilities
Accrued expenses payable to affiliate (note 4c)	135	167	440	6,472	15,565	29,341
Payable for units withdrawn	—	—	—	—	36,401	—

Total liabilities	135	167	440	6,472	51,966	29,341

Net assets attributable to variable deferred annuity contract owners	$342,395	613,479	170,497	898,723	4,468,676	7,628,177

Outstanding units (note 2b, 4a, and 5): Type I	52,036	73,913	—	—	—	—

Net asset value per unit: Type I	$6.58	8.30	—	—	—	—

Outstanding units (note 2b, 4a, and 5): Type II	—	—	2,641	26,611	150,388	276,091

Net asset value per unit: Type II	$—	—	11.04	9.78	12.37	11.36

Outstanding units (note 2b, 4a, and 5): Type III	—	—	1,640	13,819	27,306	62,340

Net asset value per unit: Type III	$—	—	11.00	9.74	12.33	11.32

Outstanding units (note 2b, 4a, and 5): Type IV	—	—	3,186	39,904	101,339	242,867

Net asset value per unit: Type IV	$—	—	10.65	9.71	11.70	10.69

Outstanding units (note 2b, 4a, and 5): Type V	—	—	8,408	12,000	92,981	111,409

Net asset value per unit: Type V	$—	—	10.63	9.70	11.68	10.68

Investments in securities, at cost	$1,025,109	1,260,478	167,070	896,181	4,497,722	7,472,046

Shares outstanding	43,802	49,328	16,933	124,632	405,938	745,077

F-13

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2002

	Rydex Variable Trust	Salomon Brothers Variable Series Funds Inc
	OTC Fund	Investors Fund	Strategic Bond Fund	Total Return Fund
Assets
Investments at fair market value (see cost below; note 2a)	$206,199	183,465	269,631	139,736
Dividend receivable	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—
Receivable for units sold	10	—	—	—

Total assets	206,209	183,465	269,631	139,736

Liabilities
Accrued expenses payable to affiliate (note 4c)	39	39	46	24
Payable for units withdrawn	3	—	—	—

Total liabilities	42	39	46	24

Net assets attributable to variable deferred annuity contract owners	$206,167	183,426	269,585	139,712

Outstanding units (note 2b, 4a, and 5): Type I	—	21,504	22,522	14,344

Net asset value per unit: Type I	$—	8.53	11.97	9.74

Outstanding units (note 2b, 4a, and 5): Type II	17,154	—	—	—

Net asset value per unit: Type II	$5.18	—	—	—

Outstanding units (note 2b, 4a, and 5): Type III	5,514	—	—	—

Net asset value per unit: Type III	$5.16	—	—	—

Outstanding units (note 2b, 4a, and 5): Type IV	13,798	—	—	—

Net asset value per unit: Type IV	$6.13	—	—	—

Outstanding units (note 2b, 4a, and 5): Type V	699	—	—	—

Net asset value per unit: Type V	$6.12	—	—	—

Investments in securities, at cost	$255,656	244,289	266,643	150,898

Shares outstanding	22,784	18,894	25,951	14,663

F-14

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2002

Van Kampen Life Investment Trust
Comstock Portfolio — Class II Shares
Assets
Investments at fair market value (see cost below; note 2a)	$20,395
Dividend receivable	—
Receivable from affiliate (note 4b)	—
Receivable for units sold	—

Total assets	20,395

Liabilities
Accrued expenses payable to affiliate (note 4c)	4
Payable for units withdrawn	—

Total liabilities	4

Net assets attributable to variable deferred annuity contract owners	$20,391

Outstanding units (note 2b, 4a, and 5): Type I	—

Net asset value per unit: Type I	$—

Outstanding units (note 2b, 4a, and 5): Type II	—

Net asset value per unit: Type II	$—

Outstanding units (note 2b, 4a, and 5): Type III	—

Net asset value per unit: Type III	$—

Outstanding units (note 2b, 4a, and 5): Type IV	—

Net asset value per unit: Type IV	$—

Outstanding units (note 2b, 4a, and 5): Type V	2,539

Net asset value per unit: Type V	$8.03

Investments in securities, at cost	$20,305

Shares outstanding	2,249

See accompanying notes to financial statements.

F-15

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations

	AIM Variable Insurance Funds				The Alger American Fund
	AIM V.I. Blue Chip Fund — Series I Shares	AIM V.I. Capital Appreciation Fund — Series I Shares	AIM V.I. Growth Fund — Series I Shares	AIM V.I. Premier Equity Fund — Series I Shares	Alger American Growth Portfolio	Alger American Small Capitalization Portfolio
	Period from September 13, 2002 to December 31, 2002	Year ended December 31, 2002			Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$—	—	—	3,338	413	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	—	—	—	13,647	10,186
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	3	1,337	850	6,045	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	98	66	1,947	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	—	118	282	979	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	—	94	797	—	—

Net investment income (expense)	(3)	(1,553)	(1,292)	(6,430)	(13,234)	(10,186)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	—	(8,545)	(2,578)	(15,788)	(208,136)	(162,282)
Unrealized appreciation (depreciation)	(50)	(21,332)	(25,382)	(216,658)	(191,164)	(63,624)
Capital gain distributions	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(50)	(29,877)	(27,960)	(232,446)	(399,300)	(225,906)

Increase (decrease) in net assets from operations	$(53)	(31,430)	(29,252)	(238,876)	(412,534)	(236,092)

F-16

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued

	Alliance Variable Products Series Fund, Inc.
	Growth and Income Portfolio — Class B	Premier Growth Portfolio — Class B	Quasar Portfolio — Class B
	Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$8,468	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	11,142	3,650	207
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	5,615	689	54
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	3,965	393	526
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	2,000	104	—

Net investment income (expense)	(14,254)	(4,836)	(787)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(69,132)	(8,937)	480
Unrealized appreciation (depreciation)	(389,776)	(103,284)	(25,717)
Capital gain distributions	52,051	—	—

Net realized and unrealized gain (loss) on investments	(406,857)	(112,221)	(25,237)

Increase (decrease) in net assets from operations	$(421,111)	(117,057)	(26,024)

F-17

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued

	Dreyfus
	Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares	The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares
	Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$1,240	123
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	532	408
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	13	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	434	—
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	60	—

Net investment income (expense)	201	(285)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(93)	(246)
Unrealized appreciation (depreciation)	(8,203)	(8,552)
Capital gain distributions	—	—

Net realized and unrealized gain (loss) on investments	(8,296)	(8,798)

Increase (decrease) in net assets from operations	$(8,095)	(9,083)

F-18

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued

	Federated Insurance Series
	Federated American Leaders Fund II — Primary Shares	Federated High Income Bond Fund II — Primary Shares	Federated High Income Bond Fund II — Service Shares	Federated International Small Company Fund II	Federated Utility Fund II
	Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$9,330	34,003	23,757	—	25,860
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	10,710	4,982	—	—	6,607
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	—	4,086	125	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	—	639	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	—	—	681	50	—
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	—	91	21	—

Net investment income (expense)	(1,380)	29,021	18,260	(196)	19,253

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(47,150)	(25,818)	(5,857)	(27)	(57,464)
Unrealized appreciation (depreciation)	(138,331)	(1,260)	(18,428)	(2,731)	(108,972)
Capital gain distributions	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(185,481)	(27,078)	(24,285)	(2,758)	(166,436)

Increase (decrease) in net assets from operations	$(186,861)	1,943	(6,025)	(2,954)	(147,183)

F-19

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued

	Fidelity Variable Insurance Products Fund (“VIP”)					Fidelity Variable Insurance Products Fund II (“VIP II”)
	VIP Equity- Income Portfolio	VIP Equity- Income Portfolio — Service Class 2	VIP Growth Portfolio	VIP Growth Portfolio — Service Class 2	VIP Overseas Portfolio	VIP II Asset ManagerSM Portfolio	VIP II Contrafund® Portfolio	VIP II Contrafund® Portfolio — Service Class 2
	Year ended December 31, 2002					Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$35,351	3,246	4,942	107	4,653	14,464	24,626	462
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	29,056	—	26,289	—	8,375	5,255	40,273	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	5,720	—	2,084	—	—	—	2,822
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	1,006	—	876	—	—	—	268
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	—	2,252	—	1,263	—	—	—	3,476
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	1,262	—	132	—	—	—	128

Net investment income (expense)	6,295	(6,994)	(21,347)	(4,248)	(3,722)	9,209	(15,647)	(6,232)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(106,467)	(15,489)	(298,979)	(3,395)	(46,512)	(19,375)	(140,644)	(6,787)
Unrealized appreciation (depreciation)	(380,508)	(137,470)	(385,754)	(98,003)	(88,093)	(32,931)	(159,657)	(67,174)
Capital gain distributions	48,116	4,679	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(438,859)	(148,280)	(684,733)	(101,398)	(134,605)	(52,306)	(300,301)	(73,961)

Increase (decrease) in net assets from operations	$(432,564)	(155,274)	(706,080)	(105,646)	(138,327)	(43,097)	(315,948)	(80,193)

F-20

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued

	Fidelity Variable Insurance Products Fund III (“VIP III”)
	VIP III Growth & Income Portfolio	VIP III Growth & Income Portfolio — Service Class 2	VIP III Growth Opportunities Portfolio	VIP III Mid Cap Portfolio — Service Class 2
	Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$16,642	972	7,159	1,104
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	16,453	—	9,412	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	2,582	—	4,228
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	877	—	1,470
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	—	920	—	3,251
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	414	—	2,942

Net investment income (expense)	189	(3,821)	(2,253)	(10,787)

Net realized and unrealized gain (loss) on investments
Net realized gain (loss)	(80,811)	(2,890)	(60,216)	(5,460)
Unrealized appreciation (depreciation)	(166,660)	(57,098)	(118,509)	(91,127)
Capital gain distributions	—	—	—	—

Net realized and unrealized gain (loss) on investments	(247,471)	(59,988)	(178,725)	(96,587)

Increase (decrease) in net assets from operations	$(247,282)	(63,809)	(180,978)	(107,374)

F-21

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued

	GE Investments Funds, Inc.
	Global Income Fund	Income Fund	International Equity Fund	Mid-Cap Value Equity Fund	Money Market Fund	Premier Growth Equity Fund	Real Estate Securities Fund	S&P 500® Index Fund	Small-Cap Value Equity Fund	Total Return Fund	U.S. Equity Fund	Value Equity Fund
	Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$1,718	51,096	2,485	21,008	93,328	979	12,125	164,949	5,005	19,696	29,183	4,422
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	3,366	21,617	3,512	14,270	78,012	24,364	5,011	101,929	—	13,338	39,863	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	168	—	10,436	2,565	4,342	—	34,253	11,716	—	6,184	2,666
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	—	—	1,203	1,016	133	—	2,573	882	—	272	464
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	—	54	—	1,192	3,324	329	—	2,247	2,653	—	758	646
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	9	—	1,016	7,547	27	—	2,310	683	—	133	374

Net investment income (expense)	(1,648)	29,248	(1,027)	(7,109)	864	(28,216)	7,114	21,637	(10,929)	6,358	(18,027)	272

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	3,856	19,853	(127,659)	(45,879)	—	(39,114)	1,959	(566,336)	(9,165)	(26,211)	(95,094)	(1,884)
Unrealized appreciation (depreciation)	34,626	54,601	73,776	(366,604)	—	(469,962)	(41,065)	(2,206,745)	(215,625)	(96,162)	(671,370)	(60,684)
Capital gain distributions	—	21,672	—	13,133	33	10	14,127	20,854	9,684	8,226	—	—

Net realized and unrealized gain (loss) on investments	38,482	96,162	(53,883)	(399,350)	33	(509,066)	(24,979)	(2,752,227)	(215,106)	(114,147)	(766,464)	(62,568)

Increase (decrease) in net assets from operations	$36,834	125,374	(54,910)	(406,459)	897	(537,282)	(17,865)	(2,730,590)	(226,035)	(107,789)	(784,491)	(62,296)

F-22

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued

	Goldman Sachs Variable Insurance Trust (VIT)		Janus Aspen Series
	Goldman Sachs Growth and Income Fund	Goldman Sachs Mid Cap Value Fund	Aggressive Growth Portfolio	Aggressive Growth Portfolio — Service Shares	Balanced Portfolio	Balanced Portfolio — Service Shares	Capital Appreciation Portfolio	Capital Appreciation Portfolio — Service Shares	Flexible Income Portfolio	Global Life Sciences Portfolio — Service Shares	Global Technology Portfolio — Service Shares
	Year ended December 31, 2002		Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$5,292	15,162	—	—	135,300	47,052	21,624	546	15,883	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	5,301	22,831	40,405	—	79,518	—	54,940	—	4,419	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	—	—	1,103	—	10,752	—	1,622	—	406	268
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	—	—	123	—	4,359	—	431	—	365	33
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	—	—	—	295	—	3,757	—	—	—	8	77
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	—	—	50	—	6,748	—	285	—	161	139

Net investment income (expense)	(9)	(7,669)	(40,405)	(1,571)	55,782	21,436	(33,316)	(1,792)	11,464	(940)	(517)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(17,273)	31,964	(850,946)	(1,307)	(163,055)	(11,412)	(477,542)	(5,530)	956	(1,233)	(497)
Unrealized appreciation (depreciation)	(34,298)	(154,617)	(165,499)	(25,385)	(357,278)	(130,260)	(221,244)	(22,012)	14,823	(18,987)	(12,638)
Capital gain distributions	—	4,423	—	—	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(51,571)	(118,230)	(1,016,445)	(26,692)	(520,333)	(141,672)	(698,786)	(27,542)	15,779	(20,220)	(13,135)

Increase (decrease) in net assets from operations	$(51,580)	(125,899)	(1,056,850)	(28,263)	(464,551)	(120,236)	(732,102)	(29,334)	27,243	(21,160)	(13,652)

F-23

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued

	Janus Aspen Series (continued)						J.P. Morgan Series Trust II
	Growth Portfolio	Growth Portfolio — Service Shares	International Growth Portfolio	International Growth Portfolio — Service Shares	Worldwide Growth Portfolio	Worldwide Growth Portfolio — Service Shares	Mid Cap Value Portfolio
	Year ended December 31, 2002						Period from September 13, 2002 to December 31, 2002
Investment income:
Income — Ordinary dividends	$—	—	11,446	535	21,803	2,520	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	35,956	—	18,985	—	35,798	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	1,409	—	633	—	1,366	3
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	246	—	98	—	671	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	—	378	—	174	—	1,707	—
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	55	—	88	—	339	—

Net investment income (expense)	(35,956)	(2,088)	(7,539)	(458)	(13,995)	(1,563)	(3)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(444,902)	(727)	(234,971)	(462)	(395,540)	(2,311)	—
Unrealized appreciation (depreciation)	(347,869)	(40,480)	(182,302)	(17,365)	(389,293)	(80,645)	25
Capital gain distributions	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(792,771)	(41,207)	(417,273)	(17,827)	(784,833)	(82,956)	25

Increase (decrease) in net assets from operations	$(828,727)	(43,295)	(424,812)	(18,285)	(798,828)	(84,519)	22

F-24

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued

	MFS® Variable Insurance Trust
	MFS® Investors Growth Stock Series — Service Class Shares	MFS® Investors Trust Series — Service Class Shares	MFS® New Discovery Series — Service Class Shares	MFS® Total Return Series — Service Class Shares	MFS® Utilities Series — Service Class Shares
	Year ended December 31, 2002			Period from September 13, 2002 to December 31, 2002	Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$—	1,215	—	—	4,421
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	2,734	2,493	501	3	2,197
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	797	528	133	—	659
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	667	1,863	212	—	86
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	1,692	354	4	—	77

Net investment income (expense)	(5,890)	(4,023)	(850)	(3)	1,402

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(2,327)	(9,475)	(412)	—	(4,325)
Unrealized appreciation (depreciation)	(96,553)	(97,021)	(15,270)	4	(37,777)
Capital gain distributions	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(98,880)	(106,496)	(15,682)	4	(42,102)

Increase (decrease) in net assets from operations	$(104,770)	(110,519)	(16,532)	1	(40,700)

F-25

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued

	Oppenheimer Variable Account Funds
	Oppenheimer Aggressive Growth Fund/VA	Oppenheimer Bond Fund/VA	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Global Securities Fund/VA — Service Shares	Oppenheimer High Income Fund/VA	Oppenheimer Main Street Growth & Income Fund/VA — Service Shares	Oppenheimer Main Street Small Cap Fund/VA — Service Shares	Oppenheimer Multiple Strategies Fund/VA
	Year ended December 31, 2002						Period from September 13, 2002 to December 31, 2002	Year ended December 31, 2002
Investment income
Income — Ordinary dividends	$6,340	150,103	9,313	430	90,709	4,126	—	32,610
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	12,720	30,952	20,254	—	12,284	—	—	13,721
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	—	—	1,790	—	9,401	3	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	—	—	379	—	2,567	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	—	—	—	1,766	—	6,612	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	—	—	819	—	8,970	—	—

Net investment income (expense)	(6,380)	119,151	(10,941)	(4,324)	78,425	(23,424)	(3)	18,889

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(187,834)	(10,629)	(198,619)	(10,412)	(81,726)	(16,143)	—	(27,674)
Unrealized appreciation (depreciation)	(128,839)	58,725	(288,389)	(68,170)	(44,530)	(378,953)	(26)	(131,304)
Capital gain distributions	—	—	—	—	—	—	—	13,535

Net realized and unrealized gain (loss) on investments	(316,673)	48,096	(487,008)	(78,582)	(126,256)	(395,096)	(26)	(145,443)

Increase (decrease) in net assets from operations	$(323,053)	167,247	(497,949)	(82,906)	(47,831)	(418,520)	(29)	(126,554)

F-26

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued

	PBHG Insurance Series Fund, Inc.		PIMCO Variable Insurance Trust
	PBHG Growth II Portfolio	PBHG Large Cap Growth Portfolio	Foreign Bond Portfolio — Administrative Class Shares	High Yield Portfolio — Administrative Class Shares	Long-Term U.S. Government Portfolio — Administrative Class Shares	Total Return Portfolio — Administrative Class Shares
	Year ended December 31, 2002		Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$—	—	2,510	36,951	67,384	147,920
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	6,521	11,022	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	—	304	2,371	11,759	24,768
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	—	275	1,726	3,637	8,099
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	—	—	208	2,429	6,077	16,293
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	—	421	631	5,780	9,952

Net investment income (expense)	(6,521)	(11,022)	1,302	29,794	40,131	88,808

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(157,603)	(90,868)	82	(5,145)	37,069	6,954
Unrealized appreciation (depreciation)	(19,833)	(182,717)	3,710	(2,657)	22,432	155,010
Capital gain distributions	—	—	641	—	179,179	89,326

Net realized and unrealized gain (loss) on investments	(177,436)	(273,585)	4,433	(7,802)	238,680	251,290

Increase (decrease) in net assets from operations	$(183,957)	(284,607)	5,735	21,992	278,811	340,098

F-27

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued

	Rydex Variable Trust	Salomon Brothers Variable Series Funds Inc
	OTC Fund	Investors Fund	Strategic Bond Fund	Total Return Fund
	Year ended December 31, 2002	Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$—	2,449	12,600	2,103
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	3,290	3,134	1,546
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	858	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	392	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	597	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	45	—	—	—

Net investment income (expense)	(1,892)	(841)	9,466	557

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(1,236)	(11,829)	931	(303)
Unrealized appreciation (depreciation)	(49,438)	(53,202)	5,283	(9,335)
Capital gain distributions	—	—	—	—

Net realized and unrealized gain (loss) on investments	(50,674)	(65,031)	6,214	(9,638)

Increase (decrease) in net assets from operations	$(52,566)	(65,872)	15,680	(9,081)

F-28

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued

	Van Kampen Life Investment Trust
	Comstock Portfolio — Class II Shares	Emerging Growth Portfolio — Class II Shares
	Period from May 1, 2002 to December 31, 2002
Investment income:
Income — Ordinary dividends	$—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	46	57

Net investment income (expense)	(46)	(57)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	1	1,052
Unrealized appreciation (depreciation)	90	—
Capital gain distributions	—	—

Net realized and unrealized gain (loss) on investments	91	1,052

Increase (decrease) in net assets from operations	$45	995

See accompanying notes to financial statements.

F-29

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets

	AIM Variable Insurance Funds							The Alger American Fund
	AIM V.I. Blue Chip Fund — Series I Shares	AIM V.I. Capital Appreciation Fund — Series I Shares		AIM V.I. Growth Fund — Series I Shares		AIM V.I. Premier Equity Fund — Series I Shares		Alger American Growth Portfolio		Alger American Small Capitalization Portfolio
	Period from September 13, 2002 to December 31, 2002	Year ended December 31, 2002	Period from November 5, 2001 to December 31, 2001	Year ended December 31, 2002	Period from August 31, 2001 to December 31, 2001	Year ended December 31, 2002	Period from August 13, 2001 to December 31, 2001	Year ended December 31,		Year ended December 31,
								2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(3)	(1,553)	(18)	(1,292)	74	(6,430)	121	(13,234)	(13,869)	(10,186)	(11,409)
Net realized gain (loss)	—	(8,545)	17	(2,578)	(22)	(15,788)	83	(208,136)	(28,392)	(162,282)	(142,174)
Unrealized appreciation (depreciation) on investments	(50)	(21,332)	(1,291)	(25,382)	1,165	(216,658)	(1,475)	(191,164)	(275,654)	(63,624)	(161,064)
Capital gain distributions	—	—	2,558	—	—	—	3,078	—	151,941	—	—

Increase (decrease) in net assets from operations	(53)	(31,430)	1,266	(29,252)	1,217	(238,876)	1,807	(412,534)	(165,974)	(236,092)	(314,647)

From capital transactions:
Net premiums	1,508	112,343	37,940	92,240	35,409	769,902	162,342	5,769	155,541	28,540	97,337
Transfers (to) from the general account of GE Capital Life Assurance Company of New York:
Death benefits	—	—	—	(4,676)	—	(16,989)	—	—	—	—	(1,530)
Surrenders	—	(21,872)	—	(1,490)	—	(9,250)	(692)	(69,952)	(32,620)	(41,088)	(45,457)
Administrative expenses (note 4a)	—	(9)	—	(28)	—	(80)	—	(624)	(533)	(596)	(588)
Transfers (to) from the Guarantee Account	14	22,241	2,137	48,519	(345)	191,713	9,249	(39,402)	103,635	(25,065)	137,971
Transfers (to) from other subaccounts	—	(5,731)	—	4,535	5,381	(31,201)	—	(58,441)	103,259	(5,770)	93,441

Increase (decrease) in net assets from capital transactions (note 5)	1,522	106,972	40,077	139,100	40,445	904,095	170,899	(162,650)	329,282	(43,979)	281,174

Increase (decrease) in net assets	1,469	75,542	41,343	109,848	41,662	665,219	172,706	(575,184)	163,308	(280,071)	(33,473)
Net assets at beginning of year	—	41,343	—	41,662	—	172,706	—	1,241,993	1,078,685	876,535	910,008

Net assets at end of year	$1,469	116,885	41,343	151,510	41,662	837,925	172,706	666,809	1,241,993	596,464	876,535

Changes in units (note 5):
Units purchased	151	15,471	4,635	19,974	4,761	118,344	19,145	781	31,349	4,966	39,174
Units redeemed	—	(3,168)	—	(854)	—	(7,101)	(78)	(22,599)	(2,860)	(12,664)	(5,687)

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	151	12,303	4,635	19,120	4,761	111,243	19,068	(21,818)	28,489	(7,698)	33,488

F-30

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Alliance Variable Product Series Fund, Inc.
	Growth and Income Portfolio — Class B		Premier Growth Portfolio — Class B		Quasar Portfolio — Class B
	Year ended December 31, 2002	Period from August 13, 2001 to December 31, 2001	Year ended December 31, 2002	Period from August 20, 2001 to December 31, 2001	Year ended December 31, 2002	Period from September 17, 2001 to December 31, 2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(14,254)	(216)	(4,836)	(101)	(787)	(2)
Net realized gain (loss)	(69,132)	(309)	(8,937)	29	480	—
Unrealized appreciation (depreciation) on investments	(389,776)	8,166	(103,284)	6,789	(25,717)	373
Capital gain distributions	52,051	—	—	—	—	—

Increase (decrease) in net assets from operations	(421,111)	7,641	(117,057)	6,717	(26,024)	371

From capital transactions:
Net premiums	1,711,960	474,497	203,915	171,132	72,852	—
Transfers (to) from the general account of GE Capital Life Assurance Company of New York:
Death benefits	(44,032)	—	(6,927)	—	—	—
Surrenders	(72,635)	(21,884)	(11,728)	(1,277)	—	—
Administrative expenses (note 4a)	(211)	—	(88)	—	—	—
Transfers (to) from the Guarantee Account	546,633	626	132,791	30,001	26,246	3,255
Transfers (to) from other subaccounts	(155,507)	—	(11,787)	—	913	—

Increase (decrease) in net assets from capital transactions (note 5)	1,986,208	453,239	306,176	199,856	100,011	3,255

Increase (decrease) in net assets	1,565,097	460,880	189,119	206,573	73,987	3,626
Net assets at beginning of year	460,880	—	206,573	—	3,626	—

Net assets at end of year	$2,025,977	460,880	395,692	206,573	77,613	3,626

Changes in units (note 5):
Units purchased	261,019	52,060	43,819	23,497	11,393	386
Units redeemed	(31,971)	(2,431)	(3,958)	(152)	—	—

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	229,048	49,629	39,861	23,345	11,393	386

F-31

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Dreyfus
	Dreyfus Investment Portfolios- Emerging Markets Portfolio — Initial Shares		The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares
	Year ended December 31, 2002	Period from October 18, 2001 to December 31, 2001	Year ended December 31, 2002	Period from November 6, 2001 to December 31, 2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$201	8	(285)	(4)
Net realized gain (loss)	(93)	10	(246)	—
Unrealized appreciation (depreciation) on investments	(8,203)	213	(8,552)	(16)
Capital gain distributions	—	—	—	—

Increase (decrease) in net assets from operations	(8,095)	231	(9,083)	(20)

From capital transactions:
Net premiums	73,417	—	6,500	6,613
Transfers (to) from the general account of GE Capital Life Assurance Company of New York:
Death benefits	—	—	—	—
Surrenders	(5,556)	—	(1,437)	—
Administrative expenses (note 4a)	(12)	—	(25)	—
Transfers (to) from the Guarantee Account	74,521	2,179	40,494	2,452
Transfers (to) from other subaccounts	1,726	—	1,910	—

Increase (decrease) in net assets from capital transactions (note 5)	144,096	2,179	47,442	9,065

Increase (decrease) in net assets	136,001	2,410	38,359	9,045
Net assets at beginning of year	2,410	—	9,045	—

Net assets at end of year	$138,411	2,410	47,404	9,045

Changes in units (note 5):
Units purchased	15,219	245	7,010	1,048
Units redeemed	(584)	—	(210)	—

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	14,635	245	6,800	1,048

F-32

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Federated Insurance Series
	Federated American Leaders Fund II — Primary Shares		Federated High Income Bond Fund II — Primary Shares		Federated High Income Bond Fund II — Service Shares		Federated International Small Company Fund II		Federated Utility Fund II
	Year ended December 31,		Year ended December 31,		Year ended December 31, 2002	Period from August 13, 2001 to December 31, 2001	Year ended December 31, 2002	Period from November 29, 2001 to December 31, 2001	Year ended December 31,
	2002	2001	2002	2001					2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(1,380)	(993)	29,021	25,851	18,260	(9)	(196)	—	19,253	9,489
Net realized gain (loss)	(47,150)	(8,320)	(25,818)	(6,646)	(5,857)	—	(27)	—	(57,464)	(8,931)
Unrealized appreciation (depreciation) on investments	(138,331)	(48,995)	(1,260)	(19,359)	(18,428)	77	(2,731)	1	(108,972)	(91,284)
Capital gain distributions	—	4,877	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(186,861)	(53,431)	1,943	(154)	(6,025)	68	(2,954)	1	(147,183)	(90,726)

From capital transactions:
Net premiums	4,657	22,532	8,337	20,400	423,746	11,255	18,607	—	2,850	53,180
Transfers (to) from the general account of GE Capital Life Assurance Company of New York:
Death benefits	1,675	—	(82,600)	—	(34,555)	—	—	—	1,614	(5,019)
Surrenders	(107,474)	(30,613)	(8,452)	(14,009)	(9,630)	—	(212)	—	(51,055)	(7,161)
Administrative expenses (note 4a)	(547)	(496)	(215)	(91)	(42)	—	(6)	—	(364)	(271)
Transfers (to) from the Guarantee Account	(54,468)	105,456	32,651	24,041	199,900	10,654	1,890	232	21,648	118,447
Transfers (to) from other subaccounts	30,634	55,894	82,324	(11,262)	5,662	—	21,084	—	(8,113)	(5,298)

Increase (decrease) in net assets from capital transactions (note 5)	(125,523)	152,773	32,045	19,079	585,081	21,909	41,363	232	(33,420)	153,878

Increase (decrease) in net assets	(312,384)	99,342	33,988	18,925	579,056	21,977	38,409	233	(180,603)	63,152
Net assets at beginning of year	903,233	803,891	311,745	292,820	21,977	—	233	—	554,855	491,703

Net assets at end of year	$590,849	903,233	345,733	311,745	601,033	21,977	38,642	233	374,252	554,855

Changes in units (note 5):
Units purchased	4,271	16,529	14,981	5,039	64,696	2,291	5,288	30	4,871	18,195
Units redeemed	(18,757)	(2,782)	(11,097)	(2,876)	(4,549)	—	(28)	—	(11,568)	(1,874)

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	(14,486)	13,747	3,884	2,163	60,147	2,291	5,260	30	(6,697)	16,321

F-33

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Fidelity Variable Insurance Products Fund (“VIP”)
	VIP Equity- Income Portfolio		VIP Equity- Income Portfolio — Service Class 2		VIP Growth Portfolio		VIP Growth Portfolio — Service Class 2		VIP Overseas Portfolio
	Year ended December 31,		Year ended December 31, 2002	Period from August 13, 2001 to December 31, 2001	Year ended December 31,		Year ended December 31, 2002	Period from October 4, 2001 to December 31, 2001	Year ended December 31,
	2002	2001			2002	2001			2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$6,295	(4,234)	(6,994)	(79)	(21,347)	(31,123)	(4,248)	(24)	(3,722)	15,010
Net realized gain (loss)	(106,467)	(19,919)	(15,489)	(895)	(298,979)	(148,415)	(3,395)	—	(46,512)	(25,408)
Unrealized appreciation (depreciation) on investments	(380,508)	(128,852)	(137,470)	4,687	(385,754)	(471,052)	(98,003)	(589)	(88,093)	(158,850)
Capital gain distributions	48,116	56,980	4,679	—	—	156,196	—	—	—	36,099

Increase (decrease) in net assets from operations	(432,564)	(96,025)	(155,274)	3,713	(706,080)	(494,394)	(105,646)	(613)	(138,327)	(133,149)

From capital transactions:
Net premiums	28,095	358,395	673,210	194,659	13,935	160,505	330,999	54,911	—	62,545
Transfers (to) from the general account of GE Capital Life Assurance Company of New York:
Death benefits	(20,024)	(13,573)	(41,529)	—	(17,612)	(30,931)	(2,211)	—	—	(7,925)
Surrenders	(85,053)	(99,104)	(16,254)	(19,934)	(115,072)	(102,754)	(4,184)	—	(19,527)	(28,327)
Administrative expenses (note 4a)	(1,121)	(721)	(70)	—	(1,702)	(1,733)	(31)	—	(385)	(319)
Transfers (to) from the Guarantee Account	46,981	497,441	363,389	(7,817)	(14,750)	606,000	145,469	6,658	(29,059)	108,806
Transfers (to) from other subaccounts	66,402	437,892	64,752	—	(163,760)	(36,604)	(3,985)	—	71,824	178,189

Increase (decrease) in net assets from capital transactions (note 5)	35,280	1,180,330	1,043,498	166,908	(298,961)	594,483	466,057	61,569	22,853	312,969

Increase (decrease) in net assets	(397,284)	1,084,305	888,224	170,621	(1,005,041)	100,089	360,411	60,956	(115,475)	179,820
Net assets at beginning of year	2,184,159	1,099,854	170,621	—	2,372,812	2,272,723	60,956	—	635,584	455,764

Net assets at end of year	$1,786,875	2,184,159	1,058,845	170,621	1,367,771	2,372,812	421,367	60,956	520,109	635,584

Changes in units (note 5):
Units purchased	16,355	119,127	126,218	22,021	1,678	63,074	60,913	6,857	10,089	37,671
Units redeemed	(16,590)	(10,428)	(6,508)	(3,553)	(37,702)	(14,101)	(1,331)	—	(6,892)	(3,938)

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	(235)	108,699	119,710	18,468	(36,024)	48,973	59,582	6,857	3,197	33,733

F-34

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Fidelity Variable Insurance Products Fund II (“VIP II”)						Fidelity Variable Insurance Products Fund III (“VIP III”)
	VIP II Asset ManagerSM Portfolio		VIP II Contrafund® Portfolio		VIP II Contrafund® Portfolio — Service Class 2		VIP III Growth & Income Portfolio		VIP III Growth & Income Portfolio — Service Class 2		VIP III Growth Opportunities Portfolio		VIP III Mid Cap Portfolio — Service Class 2
	Year ended December 31,		Year ended December 31,		Year ended December 31, 2002	Period from October 18, 2001 to December 31, 2001	Year ended December 31,		Year ended December 31, 2002	Period from August 31, 2001 to December 31, 2001	Year ended December 31,		Year ended December 31, 2002	Period from August 31, 2001 to December 31, 2001
	2002	2001	2002	2001			2002	2001			2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$9,209	5,994	(15,647)	(20,120)	(6,232)	(11)	189	(4,088)	(3,821)	(21)	(2,253)	(8,251)	(10,787)	(46)
Net realized gain (loss)	(19,375)	(9,394)	(140,644)	(115,243)	(6,787)	—	(80,811)	(79,894)	(2,890)	3	(60,216)	(20,204)	(5,460)	(121)
Unrealized appreciation (depreciation) on investments	(32,931)	(14,681)	(159,657)	(424,700)	(67,174)	185	(166,660)	(71,404)	(57,098)	2,001	(118,509)	(94,627)	(91,127)	2,928
Capital gain distributions	—	3,985	—	85,875	—	—	—	37,400	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(43,097)	(14,096)	(315,948)	(474,188)	(80,193)	174	(247,282)	(117,986)	(63,809)	1,983	(180,978)	(123,082)	(107,374)	2,761

From capital transactions:
Net premiums	1,993	(24,849)	28,048	189,537	754,666	34,317	42,960	416,397	422,725	37,756	14,773	154,761	1,051,006	124,654
Transfers (to) from the general account of GE Capital Life Assurance Company of New York:
Death benefits	1,676	—	(18,191)	(24,253)	—	—	(13,860)	—	(2,918)	—	—	—	(17,221)	—
Surrenders	(65,990)	(17,956)	(146,402)	(160,458)	(3,230)	—	(98,391)	(151,752)	(3,181)	—	(24,838)	(8,143)	(16,344)	(40)
Administrative expenses (note 4a)	(208)	(201)	(2,402)	(2,284)	(18)	—	(1,151)	(692)	(31)	—	(628)	(522)	(83)	—
Transfers (to) from the Guarantee Account	51,045	185,673	(65,890)	396,695	154,959	1,903	(16,314)	242,069	64,855	1,666	5,603	81,017	241,102	(13,014)
Transfers (to) from other subaccounts	(4,447)	(24,424)	(51,425)	(119,158)	(36,511)	—	9,802	(22,546)	18,633	—	(79,943)	(31,567)	80,654	—

Increase (decrease) in net assets from capital transactions (note 5)	(15,931)	118,243	(256,262)	280,079	869,866	36,220	(76,954)	483,476	500,083	39,422	(85,033)	195,546	1,339,114	111,600

Increase (decrease) in net assets	(59,028)	104,147	(572,210)	(194,109)	789,673	36,394	(324,236)	365,490	436,274	41,405	(266,011)	72,464	1,231,740	114,361
Net assets at beginning of year	393,725	289,578	3,087,017	3,281,126	36,394	—	1,296,864	931,374	41,405	—	834,226	761,762	114,361	—

Net assets at end of year	$334,697	393,725	2,514,807	3,087,017	826,067	36,394	972,628	1,296,864	477,679	41,405	568,215	834,226	1,346,101	114,361

Changes in units (note 5):
Units purchased	7,346	18,456	2,830	49,010	95,794	3,856	7,904	62,633	56,429	4,363	2,914	29,665	143,981	12,589
Units redeemed	(9,487)	(6,694)	(28,756)	(25,567)	(4,176)	—	(19,265)	(16,704)	(711)	—	(15,280)	(5,059)	(3,536)	(1,387)

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	(2,141)	11,762	(25,926)	23,443	91,618	3,856	(11,361)	45,929	55,718	4,363	(12,366)	24,606	140,445	11,202

F-35

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	GE Investments Funds, Inc.
	Global Income Fund		Income Fund		International Equity Fund		Mid-Cap Value Equity Fund		Money Market Fund		Premier Growth Equity Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2002	2001	2002	2001	2002	2001	2002	2001	2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(1,648)	(2,371)	29,248	48,423	(1,027)	(894)	(7,109)	(1,551)	864	137,122	(28,216)	(17,351)
Net realized gain (loss)	3,856	284	19,853	3,511	(127,659)	(4,466)	(45,879)	1,049	—	—	(39,114)	(12,798)
Unrealized appreciation (depreciation) on investments	34,626	(1,193)	54,601	(15,928)	73,776	(60,554)	(366,604)	(39,008)	—	—	(469,962)	(135,409)
Capital gain distributions	—	—	21,672	—	—	1,135	13,133	33,284	33	—	10	56,373

Increase (decrease) in net assets from operations	36,834	(3,280)	125,374	36,006	(54,910)	(64,779)	(406,459)	(6,226)	897	137,122	(537,282)	(109,185)

From capital transactions:
Net premiums	—	58,825	76,780	282,963	1,100	158,072	1,330,733	481,506	5,318,428	2,108,967	589,933	1,733,065
Transfers (to) from the general account of GE Capital Life Assurance Company of New York:
Death benefits	—	(5,251)	(53,722)	—	—	—	(49,720)	—	—	(48,669)	—	—
Surrenders	(2,542)	(3,817)	(92,912)	(28,777)	(12,351)	(10,494)	(76,705)	(6,341)	(579,326)	(190,441)	(106,477)	(25,580)
Administrative expenses (note 4a)	(92)	(48)	(573)	(175)	(131)	(89)	(932)	(254)	(1,848)	(1,002)	(1,460)	(82)
Transfers (to) from the Guarantee Account	(17,206)	7,619	(69,209)	83,202	(7,830)	13,012	339,189	167,638	(414,260)	(929,176)	(8,254)	22,921
Transfers (to) from other subaccounts	102,945	(6,033)	574,548	502,795	9,746	16,420	233,957	(72,963)	(4,084,587)	808,655	74,446	33,413

Increase (decrease) in net assets from capital transactions (note 5)	83,105	51,295	434,912	840,008	(9,466)	176,921	1,776,522	569,589	238,407	1,748,334	548,188	1,763,737

Increase (decrease) in net assets	119,939	48,015	560,286	876,014	(64,376)	112,142	1,370,063	563,363	239,304	1,885,456	10,906	1,654,552
Net assets at beginning of year	169,130	121,115	1,250,533	374,519	270,876	158,734	946,658	383,298	6,348,362	4,462,906	1,929,174	274,622

Net assets at end of year	$289,069	169,130	1,810,819	1,250,533	206,500	270,876	2,316,721	946,658	6,587,666	6,348,362	1,940,080	1,929,174

Changes in units (note 5):
Units purchased	10,934	7,167	53,969	76,298	1,500	18,975	197,941	56,788	30,337,093	442,034	73,216	194,792
Units redeemed	(2,127)	(1,635)	(16,878)	(2,541)	(971)	(1,071)	(13,284)	(7,128)	(28,974,657)	(176,754)	(12,763)	(2,792)

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	8,807	5,532	37,091	73,757	530	17,904	184,657	49,660	1,362,436	265,280	60,453	192,000

F-36

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	GE Investments Funds, Inc. (continued)
	Real Estate Securities Fund		S&P 500® Index Fund		Small-Cap Value Equity Fund		Total Return Fund		U.S. Equity Fund		Value Equity Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31, 2002	Period from September 17, 2001 to December 31, 2001	Year ended December 31,		Year ended December 31,		Year ended December 31, 2002	Period from November 6, 2001 to December 31, 2001
	2002	2001	2002	2001			2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$7,114	5,614	21,637	(6,038)	(10,929)	288	6,358	16,322	(18,027)	(8,050)	272	120
Net realized gain (loss)	1,959	2,529	(566,336)	(240,383)	(9,165)	4	(26,211)	(1,970)	(95,094)	(21,638)	(1,884)	—
Unrealized appreciation (depreciation) on investments	(41,065)	6,752	(2,206,745)	(748,036)	(215,625)	1,696	(96,162)	(41,009)	(671,370)	(151,900)	(60,684)	(114)
Capital gain distributions	14,127	2,228	20,854	108,993	9,684	3,053	8,226	12,226	—	11,802	—	—

Increase (decrease) in net assets from operations	(17,865)	17,123	(2,730,590)	(885,464)	(226,035)	5,041	(107,789)	(14,431)	(784,491)	(169,786)	(62,296)	6

From capital transactions:
Net premiums	—	84,759	5,939,912	3,012,811	1,807,441	94,972	2,812	184,738	800,888	2,718,229	438,603	22,840
Transfers (to) from the general account of GE Capital Life Assurance Company of New York:
Death benefits	—	—	(136,034)	(8,685)	—	—	(13,116)	—	(72,559)	—	(2,902)	—
Surrenders	(45,959)	(3,144)	(685,041)	(343,047)	(28,297)	(42)	(34,727)	(14,251)	(234,857)	(58,228)	(10,577)	—
Administrative expenses (note 4a)	(204)	(76)	(6,231)	(3,990)	(17)	—	(884)	(473)	(2,163)	(255)	(36)	—
Transfers (to) from the Guarantee Account	(4,906)	38,631	294,060	1,098,419	219,330	15,285	(6,750)	192,720	66,341	137,072	233,323	384
Transfers (to) from other subaccounts	102,060	20,829	(35,188)	(332,044)	135,591	—	(31,704)	257,207	(21,899)	(65,972)	3,445	—

Increase (decrease) in net assets from capital transactions (note 5)	50,991	140,999	5,371,478	3,423,464	2,134,048	110,215	(84,369)	619,941	535,751	2,730,846	661,856	23,224

Increase (decrease) in net assets	33,126	158,122	2,640,888	2,538,000	1,908,013	115,256	(192,158)	605,510	(248,740)	2,561,060	599,560	23,230
Net assets at beginning of year	233,572	75,450	8,780,093	6,242,093	115,256	—	990,650	385,140	3,242,902	681,842	23,230	—

Net assets at end of year	$266,698	233,572	11,420,981	8,780,093	2,023,269	115,256	798,492	990,650	2,994,162	3,242,902	622,790	23,230

Changes in units (note 5):
Units purchased	6,360	12,077	773,600	415,183	219,079	10,736	286	55,463	98,665	248,113	80,646	2,533
Units redeemed	(3,186)	(270)	(106,007)	(70,070)	(2,869)	(4)	(8,754)	(1,291)	(37,747)	(10,835)	(1,609)	—

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	3,174	11,807	667,593	345,113	216,210	10,732	(8,468)	54,172	60,918	237,278	79,037	2,533

F-37

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Goldman Sachs Variable Insurance Trust (VIT)				Janus Aspen Series
	Goldman Sachs Growth and Income Fund		Goldman Sachs Mid Cap Value Fund		Aggressive Growth Portfolio		Aggressive Growth Portfolio — Service Shares		Balanced Portfolio		Balanced Portfolio — Service Shares
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31, 2002	Period from August 15, 2001 to December 31, 2001	Year ended December 31,		Year ended December 31, 2002	Period from August 15, 2001 to December 31, 2001
	2002	2001	2002	2001	2002	2001			2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(9)	(3,243)	(7,669)	(3,499)	(40,405)	(62,860)	(1,571)	(17)	55,782	69,171	21,436	2,685
Net realized gain (loss)	(17,273)	(7,077)	31,964	33,066	(850,946)	(903,116)	(1,307)	63	(163,055)	(180,892)	(11,412)	129
Unrealized appreciation (depreciation) on investments	(34,298)	(28,664)	(154,617)	31,548	(165,499)	(1,577,389)	(25,385)	1,117	(357,278)	(257,274)	(130,260)	(109)
Capital gain distributions	—	—	4,423	67,964	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(51,580)	(38,984)	(125,899)	129,079	(1,056,850)	(2,543,365)	(28,263)	1,163	(464,551)	(368,995)	(120,236)	2,705

From capital transactions:
Net premiums	—	83,708	137,653	189,124	42,266	290,994	93,968	21,731	206,763	873,947	1,203,051	354,477
Transfers (to) from the general account of GE Capital Life Assurance Company of New York:
Death benefits	—	—	(1,313)	—	(3,781)	(20,787)	(3,299)	—	(2,564)	(13,104)	(52,616)	—
Surrenders	(35,159)	(23,038)	(118,700)	(17,970)	(124,409)	(172,588)	(732)	—	(231,282)	(318,957)	(39,939)	(38,376)
Administrative expenses (note 4a)	(276)	(105)	(656)	(403)	(2,847)	(3,320)	(28)	—	(3,374)	(2,804)	(307)	—
Transfers (to) from the Guarantee Account	(2,289)	38,072	(95,638)	112,009	(81,744)	453,571	73,499	12,742	(179,631)	471,481	603,227	31,314
Transfers (to) from other subaccounts	(3,123)	(6,659)	124,660	151,850	(150,938)	(354,700)	(463)	—	(98,899)	(458,514)	1,138,502	—

Increase (decrease) in net assets from capital transactions (note 5)	(40,847)	91,978	46,006	434,610	(321,453)	193,170	162,945	34,473	(308,987)	552,049	2,851,918	347,415

Increase (decrease) in net assets	(92,427)	52,994	(79,893)	563,689	(1,378,303)	(2,350,195)	134,682	35,636	(773,538)	183,054	2,731,682	350,120
Net assets at beginning of year	408,492	355,498	1,487,563	923,874	3,734,961	6,085,156	35,636	—	5,871,817	5,688,763	350,120	—

Net assets at end of year	$316,065	408,492	1,407,670	1,487,563	2,356,658	3,734,961	170,318	35,636	5,098,279	5,871,817	3,081,802	350,120

Changes in units (note 5):
Units purchased	—	14,492	2,188	36,292	5,324	38,593	24,063	4,528	20,125	100,951	315,754	40,026
Units redeemed	(5,624)	(3,597)	(1,404)	(1,484)	(45,906)	(28,590)	(648)	—	(47,445)	(59,523)	(9,860)	(4,000)

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	(5,624)	10,895	784	34,808	(40,582)	10,003	23,415	4,528	(27,320)	41,428	305,894	36,026

F-38

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Janus Aspen Series (continued)
	Capital Appreciation Portfolio		Capital Appreciation Portfolio — Service Shares		Flexible Income Portfolio		Global Life Sciences Portfolio — Service Shares		Global Technology Portfolio — Service Shares
	Year ended December 31,		Year ended December 31, 2002	Period from August 13, 2001 to December 31, 2001	Year ended December 31,		Year ended December 31, 2002	Period from November 18, 2001 to December 31, 2001	Year ended December 31, 2002	Period from November 5, 2001 to December 31, 2001
	2002	2001			2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(33,316)	(9,802)	(1,792)	71	11,464	9,141	(940)	(6)	(517)	(10)
Net realized gain (loss)	(477,542)	(340,348)	(5,530)	(915)	956	1,333	(1,233)	—	(497)	16
Unrealized appreciation (depreciation) on investments	(221,244)	(1,083,650)	(22,012)	210	14,823	(471)	(18,987)	363	(12,638)	954
Capital gain distributions	—	—	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(732,102)	(1,433,800)	(29,334)	(634)	27,243	10,003	(21,160)	357	(13,652)	960

From capital transactions:
Net premiums	17,682	278,722	143,325	62,215	—	95,715	81,802	10,746	67,949	20,506
Transfers (to) from the general account of GE Capital Life Assurance Company of New York:
Death benefits	(1,783)	(34,280)	(13,646)	—	—	—	(8,897)	—	—	—
Surrenders	(258,258)	(172,058)	(220)	—	(5,521)	(13,405)	(556)	—	(507)	—
Administrative expenses (note 4a)	(3,084)	(3,245)	(50)	—	(120)	(52)	(4)	—	(5)	—
Transfers (to) from the Guarantee Account	(129,636)	480,910	22,841	(12,673)	11,252	15,696	33,680	480	915	120
Transfers (to) from other subaccounts	(350,368)	(558,485)	(4,477)	—	172,199	14,526	(505)	—	100	—

Increase (decrease) in net assets from capital transactions (note 5)	(725,447)	(8,436)	147,773	49,542	177,810	112,480	105,520	11,226	68,452	20,626

Increase (decrease) in net assets	(1,457,549)	(1,442,236)	118,439	48,908	205,053	122,483	84,360	11,583	54,800	21,586
Net assets at beginning of year	4,653,531	6,095,767	48,908	—	221,239	98,756	11,583	—	21,586	—

Net assets at end of year	$3,195,982	4,653,531	167,347	48,908	426,292	221,239	95,943	11,583	76,386	21,586

Changes in units (note 5):
Units purchased	1,677	358,669	19,321	7,404	15,407	11,417	13,378	1,137	11,393	2,722
Units redeemed	(70,261)	(363,282)	(2,142)	(1,701)	(474)	(1,222)	(1,152)	—	(85)	—

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	(68,584)	(4,613)	17,178	5,703	14,933	10,195	12,226	1,137	11,308	2,722

F-39

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Janus Aspen Series (continued)												J.P. Morgan Series Trust II
	Growth Portfolio		Growth Portfolio — Service Shares		International Growth Portfolio		International Growth Portfolio — Service Shares		Worldwide Growth Portfolio		Worldwide Growth Portfolio — Service Shares		Mid Cap Value Portfolio
	Year ended December 31,		Year ended December 31, 2002	Period from November 29, 2001 to December 31, 2001	Year ended December 31,		Year ended December 31, 2002	Period from October 31, 2001 to December 31, 2001	Year ended December 31,		Year ended December 31, 2002	Period from September 10, 2001 to December 31, 2001	Period from September 13, 2002 to December 31, 2002
	2002	2001			2002	2001			2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(35,956)	(47,766)	(2,088)	(19)	(7,539)	(8,114)	(458)	12	(13,995)	(32,781)	(1,563)	5	(3)
Net realized gain (loss)	(444,902)	(317,316)	(727)	—	(234,971)	(325,262)	(462)	57	(395,540)	(347,393)	(2,311)	1	—
Unrealized appreciation (depreciation) on investments	(347,869)	(769,930)	(40,480)	(402)	(182,302)	(307,416)	(17,365)	553	(389,293)	(625,073)	(80,645)	713	25
Capital gain distributions	—	7,051	—	—	—	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(828,727)	(1,127,961)	(43,295)	(421)	(424,812)	(640,792)	(18,285)	622	(798,828)	(1,005,247)	(84,519)	719	22

From capital transactions:
Net premiums	9,674	422,537	108,241	39,064	6,046	189,769	83,956	14,862	33,823	265,100	429,314	12,892	1,508
Transfers (to) from the general account of GE Capital Life Assurance Company of New York:
Death benefits	—	(13,330)	—	—	(1,838)	(20,329)	—	—	(6,725)	—	(2,306)	—	—
Surrenders	(105,611)	(158,863)	(1,606)	—	(56,593)	(103,432)	(484)	(396)	(62,900)	(160,107)	(6,906)	—	—
Administrative expenses (note 4a)	(2,006)	(2,269)	(18)	—	(1,191)	(1,464)	(10)	—	(1,831)	(1,899)	(33)	—	—
Transfers (to) from the Guarantee Account	(68,113)	383,454	94,307	1,420	(42,795)	173,880	29,797	3,817	(91,130)	462,269	133,625	10,818	14
Transfers (to) from other subaccounts	(262,504)	(355,415)	2,734	—	(68,189)	(335,012)	1,320	—	(268,124)	(548,261)	(1,169)	—	—

Increase (decrease) in net assets from capital transactions (note 5)	(428,560)	276,114	203,658	40,484	(164,560)	(96,588)	114,579	18,283	(396,887)	17,102	552,525	23,710	1,522

Increase (decrease) in net assets	(1,257,287)	(851,847)	160,363	40,063	(589,372)	(737,380)	96,294	18,905	(1,195,715)	(988,145)	468,006	24,429	1,544
Net assets at beginning of year	3,175,099	4,026,946	40,063	—	1,651,579	2,388,959	18,905	—	3,138,058	4,126,203	24,429	—	—

Net assets at end of year	$1,917,812	3,175,099	200,426	40,063	1,062,207	1,651,579	115,199	18,905	1,942,343	3,138,058	492,435	24,429	1,544

Changes in units (note 5):
Units purchased	1,209	55,171	27,960	4,940	709	56,160	15,009	2,260	4,166	68,427	70,641	2,861	152
Units redeemed	(54,497)	(36,422)	(221)	—	(20,024)	(71,205)	(64)	(48)	(52,583)	(66,861)	(1,304)	—	—

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	(53,288)	18,749	27,739	4,940	(19,315)	(15,045)	14,945	2,212	(48,417)	1,566	69,337	2,861	152

F-40

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	MFS® Variable Insurance Trust
	MFS® Investors Growth Stock Series — Service Class Shares		MFS® Investors Trust Series — Service Class Shares		MFS® New Discovery Series — Service Class Shares		MFS® Total Return Series — Services Class Shares	MFS® Utilities Series — Service Class Shares
	Year ended December 31, 2002	Period from October 4, 2001 to December 31, 2001	Year ended December 31, 2002	Period from September 10, 2001 to December 31, 2001	Year ended December 31, 2002	Period from November 5, 2001 to December 31, 2001	Period from September 13, 2002 to December 31, 2002	Year ended December 31, 2002	Period from October 22, 2001 to December 31, 2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(5,890)	(11)	(4,023)	(12)	(850)	(2)	(3)	1,402	(17)
Net realized gain (loss)	(2,327)	66	(9,475)	50	(412)	102	—	(4,325)	340
Unrealized appreciation (depreciation) on investments	(96,553)	705	(97,021)	751	(15,270)	116	4	(37,777)	137
Capital gain distributions	—	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(104,770)	760	(110,519)	789	(16,532)	216	1	(40,700)	460

From capital transactions:
Net premiums	328,402	19,064	449,303	8,347	89,085	1,500	1,508	236,370	39,199
Transfers (to) from the general account of GE Capital Life Assurance Company of New York:
Death benefits	(4,229)	—	(21,207)	—	—	—	—	—	—
Surrenders	(7,424)	—	(6,582)	(384)	(1,825)	—	—	(6,549)	—
Administrative expenses (note 4a)	(17)	—	(16)	—	(3)	—	—	(31)	—
Transfers (to) from the Guarantee Account	213,621	4,066	159,265	15,222	55,070	2,431	13	110,494	(493)
Transfers (to) from other subaccounts	291,699	—	(8,408)	—	1,316	—	—	867	—

Increase (decrease) in net assets from capital transactions (note 5)	822,052	23,130	572,355	23,185	143,643	3,931	1,521	341,151	38,706

Increase (decrease) in net assets	717,282	23,890	461,836	23,974	127,111	4,147	1,522	300,451	39,166
Net assets at beginning of year	23,890	—	23,974	—	4,147	—	—	39,166	—

Net assets at end of year	$741,172	23,890	485,810	23,974	131,258	4,147	1,522	339,617	39,166

Changes in units (note 5):
Units purchased	109,298	2,753	66,736	2,708	19,593	428	152	50,707	4,952
Units redeemed	(1,524)	—	(4,197)	(44)	(245)	—	—	(961)	—

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	107,774	2,753	62,539	2,664	19,348	428	152	49,746	4,952

F-41

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Oppenheimer Variable Account Funds
	Oppenheimer Aggressive Growth Fund/VA		Oppenheimer Bond Fund/VA		Oppenheimer Capital Appreciation Fund/VA		Oppenheimer Global Securities Fund/VA — Service Shares		Oppenheimer High Income Fund/VA		Oppenheimer Main Street Growth & Income Fund/VA — Service Shares		Oppenheimer Main Street Small Cap Fund/VA — Service Shares	Oppenheimer Multiple Strategies Fund/VA
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31, 2002	Period from September 25, 2001 to December 31, 2001	Year ended December 31,		Year ended December 31, 2002	Period from August 13, 2001 to December 31, 2001	Period from September 13, 2002 to December 31, 2002	Year ended December 31,
	2002	2001	2002	2001	2002	2001			2002	2001				2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(6,380)	(5,251)	119,151	65,973	(10,941)	(12,210)	(4,324)	(16)	78,425	41,179	(23,424)	(63)	(3)	18,889	6,826
Net realized gain (loss)	(187,834)	(266,179)	(10,629)	6,097	(198,619)	(49,052)	(10,412)	2	(81,726)	(9,144)	(16,143)	—	—	(27,674)	(4,537)
Unrealized appreciation (depreciation) on investments	(128,839)	(477,332)	58,725	(19,700)	(288,389)	(261,182)	(68,170)	1,304	(44,530)	(39,598)	(378,953)	2,880	(26)	(131,304)	(28,555)
Capital gain distributions	—	195,038	—	—	—	116,589	—	—	—	—	—	—	—	13,535	20,933

Increase (decrease) in net assets from operations	(323,053)	(553,724)	167,247	52,370	(497,949)	(205,855)	(82,906)	1,290	(47,831)	(7,563)	(418,520)	2,817	(29)	(126,554)	(5,333)

From capital transactions:
Net premiums	18,023	166,989	94,166	533,398	22,329	684,723	475,854	36,981	500	58,407	2,336,042	108,633	1,508	17,832	133,037
Transfers (to) from the general account of GE Capital Life Assurance Company of New York:
Death benefits	—	(7,790)	(8,492)	(7,511)	7,635	(15,427)	(15,260)	—	(8,679)	(11,964)	(37,719)	—	—	(15,993)	(2,862)
Surrenders	(33,851)	(52,204)	(95,641)	(108,058)	(110,266)	(44,508)	(18,198)	—	(21,997)	(16,135)	(37,264)	(40)	—	(48,246)	(30,756)
Administrative expenses (note 4a)	(1,105)	(1,111)	(1,638)	(692)	(1,390)	(961)	(44)	—	(396)	(265)	(166)	—	—	(552)	(332)
Transfers (to) from the Guarantee Account	(35,780)	106,665	6,948	121,815	(138,387)	289,258	136,027	1,297	5,233	165,435	577,162	22,273	29	165,724	334,727
Transfers (to) from other subaccounts	(25,166)	(129,538)	457,041	309,700	(38,780)	19,296	146,817	—	(77,022)	279,541	638,798	—	—	(5,592)	175,142

Increase (decrease) in net assets from capital transactions (note 5)	(77,879)	83,011	452,384	848,652	(258,859)	932,381	725,196	38,278	(102,361)	475,019	3,476,853	130,866	1,537	113,173	608,956

Increase (decrease) in net assets	(400,932)	(470,713)	619,631	901,022	(756,808)	726,526	642,290	39,568	(150,192)	467,456	3,058,333	133,683	1,508	(13,381)	603,623
Net assets at beginning of year	1,121,158	1,591,871	1,917,702	1,016,680	1,797,785	1,071,259	39,568	—	881,778	414,322	133,683	—	—	921,602	317,979

Net assets at end of year	$720,226	1,121,158	2,537,333	1,917,702	1,040,977	1,797,785	681,858	39,568	731,586	881,778	3,192,016	133,683	1,508	908,221	921,602

Changes in units (note 5):
Units purchased	2,476	13,487	49,496	86,461	3,342	75,081	91,904	4,207	726	53,240	411,537	14,522	160	14,935	54,806
Units redeemed	(12,798)	(9,495)	(9,372)	(10,418)	(31,885)	(4,595)	(4,076)	—	(13,842)	(3,002)	(8,773)	(4)	—	(5,741)	(2,894)

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	(10,322)	3,992	40,124	76,043	(28,543)	70,487	87,828	4,207	(13,116)	50,238	402,764	14,518	160	9,194	51,912

F-42

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	PBHG Insurance Series Fund, Inc.				PIMCO Variable Insurance Trust
	PBHG Growth II Portfolio		PBHG Large Cap Growth Portfolio		Foreign Bond Portfolio — Administrative Class Shares		High Yield Portfolio — Administrative Class Shares		Long-Term U.S. Government Portfolio — Administrative Class Shares		Total Return Portfolio — Administrative Class Shares
	Year ended December 31,		Year ended December 31,		Year ended December 31, 2002	Period from August 15, 2001 to December 31, 2001	Year ended December 31, 2002	Period from September 25, 2001 to December 31, 2001	Year ended December 31, 2002	Period from October 22, 2001 to December 31, 2001	Year ended December 31, 2002	Period from August 13, 2001 to December 31, 2001
	2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(6,521)	(9,972)	(11,022)	(14,545)	1,302	86	29,794	499	40,131	1,318	88,808	804
Net realized gain (loss)	(157,603)	(83,539)	(90,868)	(67,222)	82	77	(5,145)	4	37,069	(136)	6,954	(53)
Unrealized appreciation (depreciation) on investments	(19,833)	(336,576)	(182,717)	(297,054)	3,710	(268)	(2,657)	89	22,432	(18,296)	155,010	(4,923)
Capital gain distributions	—	—	—	—	641	—	—	—	179,179	7,829	89,326	3,412

Increase (decrease) in net assets from operations	(183,957)	(430,087)	(284,607)	(378,821)	5,735	(105)	21,992	592	278,811	(9,285)	340,098	(760)

From capital transactions:
Net premiums	3,515	78,424	27,964	236,575	125,394	18,979	629,113	48,497	2,813,285	243,255	5,781,708	214,406
Transfers (to) from the general account of GE Capital Life Assurance Company of New York:
Death benefits	—	(9,228)	—	—	—	—	(7,069)	—	(55,892)	—	(80,226)	—
Surrenders	(29,519)	(8,165)	(23,921)	(28,829)	(1,212)	—	(9,423)	—	(41,375)	(669)	(126,775)	(1,460)
Administrative expenses (note 4a)	(584)	(716)	(525)	(532)	(13)	—	(35)	—	(135)	—	(147)	—
Transfers (to) from the Guarantee Account	(11,007)	30,888	(39,041)	111,652	9,143	(109)	178,547	8,226	470,113	5,127	931,653	18,323
Transfers (to) from other subaccounts	(39,755)	(23,782)	(41,224)	(115,044)	12,685	—	28,283	—	765,441	—	551,357	—

Increase (decrease) in net assets from capital transactions (note 5)	(77,350)	67,421	(76,747)	203,822	145,997	18,870	819,416	56,723	3,951,437	247,713	7,057,570	231,269

Increase (decrease) in net assets	(261,307)	(362,666)	(361,354)	(174,999)	151,732	18,765	841,408	57,315	4,230,248	238,428	7,397,668	230,509
Net assets at beginning of year	603,702	966,368	974,833	1,149,832	18,765	—	57,315	—	238,428	—	230,509	—

Net assets at end of year	$342,395	603,702	613,479	974,833	170,497	18,765	898,723	57,315	4,468,676	238,428	7,628,177	230,509

Changes in units (note 5):
Units purchased	495	6,162	2,913	23,133	14,179	1,814	88,358	5,709	358,257	22,415	690,450	21,925
Units redeemed	(11,410)	(2,352)	(10,850)	(9,563)	(118)	—	(1,733)	—	(8,598)	(60)	(19,579)	(89)

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	(10,915)	3,810	(7,937)	13,570	14,061	1,814	86,625	5,709	349,659	22,355	670,871	21,836

F-43

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Rydex Variable Trust		Salomon Brothers Variable Series Funds Inc
	OTC Fund		Investors Fund		Strategic Bond Fund		Total Return Fund
	Year ended December 31, 2002	Period from November 16, 2001 to December 31, 2001	Year ended December 31,		Year ended December 31,		Year ended December 31,
			2002	2001	2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(1,892)	(1)	(841)	(1,231)	9,466	5,048	557	956
Net realized gain (loss)	(1,236)	—	(11,829)	(15,445)	931	166	(303)	(1,144)
Unrealized appreciation (depreciation) on investments	(49,438)	(18)	(53,202)	(7,288)	5,283	(2,076)	(9,335)	(2,149)
Capital gain distributions	—	—	—	2,984	—	—	—	—

Increase (decrease) in net assets from operations	(52,566)	(19)	(65,872)	(20,980)	15,680	3,138	(9,081)	(2,337)

From capital transactions:
Net premiums	132,173	2,670	—	50,139	—	24,453	4,770	31,209
Transfers (to) from the general account of GE Capital Life Assurance Company of New York:
Death benefits	—	—	—	(7,312)	(1,567)	—	—	—
Surrenders	(673)	—	(33,507)	(7,382)	(15,246)	(1,171)	(3,611)	(1,811)
Administrative expenses (note 4a)	(15)	—	(176)	(117)	(218)	(28)	(78)	(37)
Transfers (to) from the Guarantee Account	117,065	(3)	17,827	69,754	(25,092)	101,317	4,983	8,948
Transfers (to) from other subaccounts	7,535	—	16,018	98,685	138,659	21,967	41,081	34,580

Increase (decrease) in net assets from capital transactions (note 5)	256,085	2,667	162	203,767	96,536	146,538	47,145	72,889

Increase (decrease) in net assets	203,519	2,648	(65,710)	182,787	112,216	149,676	38,064	70,552
Net assets at beginning of year	2,648	—	249,136	66,349	157,369	7,693	101,648	31,096

Net assets at end of year	$206,167	2,648	183,426	249,136	269,585	157,369	139,712	101,648

Changes in units (note 5):
Units purchased	36,955	308	3,488	17,788	12,082	13,496	5,127	6,890
Units redeemed	(98)	—	(4,149)	(1,203)	(3,674)	(109)	(372)	(170)

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	36,857	308	(661)	16,585	8,408	13,387	4,755	6,720

F-44

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Van Kampen Life Investment Trust
	Comstock Portfolio — Class II Shares	Emerging Growth Portfolio Class II Shares
	Period from May 1, 2002 to December 31, 2002	Period from May 1, 2002 to December 31, 2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(46)	(57)
Net realized gain (loss)	1	1,052
Unrealized appreciation (depreciation) on investments	90	—
Capital gain distributions	—	—

Increase (decrease) in net assets from operations	45	995

From capital transactions:
Net premiums	—	20,522
Transfers (to) from the general account of GE Capital Life Assurance Company of New York:
Death benefits	—	—
Surrenders	—	—
Administrative expenses (note 4a)	—	—
Transfers (to) from the Guarantee Account	3	(1,174)
Transfers (to) from other subaccounts	20,343	(20,343)

Increase (decrease) in net assets from capital transactions (note 5)	20,346	(995)

Increase (decrease) in net assets	20,391	—
Net assets at beginning of year	—	—

Net assets at end of year	$20,391	—

Changes in units (note 5):
Units purchased	2,539	2,830
Units redeemed	—	(2,830)

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	2,539	—

See accompanying notes to financial statements.

F-45

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements

December 31, 2002

(1)	Description of Entity

GE Capital Life Separate Account II (the Account) is a separate investment account established in 1996 by GE Capital Life Assurance Company of New York (GE Capital Life) under the laws of the State of New York. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable deferred annuity policies issued by GE Capital Life. GE Capital Life is a stock life insurance company incorporated in New York on February 23, 1988. GE Capital Life is a wholly-owned subsidiary of General Electric Capital Assurance Company. General Electric Capital Assurance Company and its parent GE Financial Assurance Holdings, Inc. are indirect, wholly-owned subsidiaries of General Electric Capital Corporation (GE Capital). GE Capital, a diversified financial services company, is, directly or indirectly, a wholly-owned subsidiary of General Electric Company (GE), a New York corporation.

During 2002, AIM Variable Insurance Funds changed the name of its AIM V.I. Value Fund — Series I Shares to AIM V.I. Premier Equity Fund — Series I Shares. In addition, PIMCO Variable Insurance Trust changed the name of its High Yield Bond Portfolio — Administrative Class Shares to High Yield Portfolio — Administrative Class Shares, its Long-Term U.S. Government Bond Portfolio — Administrative Class Shares to Long-Term U.S. Government Portfolio — Administrative Class Shares and its Total Return Bond Portfolio — Administrative Class Shares to Total Return Portfolio — Administrative Class Shares.

In September, 2002, 27 subaccounts were added to the Account for Type II, III, IV and V units and made available in contracts offered through certain distribution channels (see note 2b). These subaccounts invest in the AIM Variable Insurance Funds — AIM V.I. Aggressive Growth Fund — Series I Shares, AIM Variable Insurance Funds — AIM V.I. Blue Chip Fund — Series I Shares, American Century Variable Portfolios, Inc. — VP Income & Growth Fund — Class I, American Century Variable Portfolios, Inc. — VP International Fund — Class I, American Century Variable Portfolios, Inc. — VP Ultra Fund — Class I, American Century Variable Portfolios, Inc. — VP Value Fund — Class I, Dreyfus —Dreyfus Investment Portfolios — MidCap Stock Portfolio — Initial Shares, Dreyfus — Dreyfus Variable Investment Fund — Money Market Portfolio, Eaton Vance Variable Trust — VT Floating-Rate Income Fund, Eaton Vance Variable Trust — VT Income Fund of Boston, Eaton Vance Variable Trust — VT Worldwide Health Sciences Fund, Franklin Templeton Variable Insurance Products Trust — Franklin Large Cap Growth Securities Fund — Class 2 Shares, Franklin Templeton Variable Insurance Trust — Mutual Shares Securities Fund — Class 2 Shares, Franklin Templeton Variable Insurance Trust — Templeton Foreign Securities Fund — Class 2 Shares, Franklin Templeton Variable Insurance Trust —Templeton Global Asset Allocation Fund — Class 2 Shares, J.P. Morgan Series Trust II — Bond Portfolio, J.P. Morgan Series Trust II —International Opportunities Portfolio, J.P. Morgan Series Trust II — Mid Cap Value Portfolio, J.P. Morgan Series Trust II —Small Company Portfolio, J.P. Morgan Series Trust II — U.S. Disciplined Equity Portfolio, MFS® Variable Insurance Trust — MFS® Strategic Income Series — Service Class Shares, MFS® Variable Insurance Trust — MFS® Total Return Series — Service Class Shares, Oppenheimer Variable Account Funds — Oppenheimer Capital Appreciation Fund/VA —Service Shares, Oppenheimer Variable Account Funds — Oppenheimer Main Street Small Cap Fund/VA — Service Shares, Scudder Variable Series II — Scudder Technology Growth Portfolio — Class B Shares, Scudder Variable Series II — SVS Dreman High Return Equity Portfolio — Class B Shares, and Scudder Variable Series II — SVS Dreman Small Cap Value Portfolio — Class B Shares.

In December, 2002, 40 subaccounts became effective with the Securities and Exchange Commission to be offered through contract form NY1157 (See note 2b). Of these subaccounts, 38 were previously offered through other unit types. The two new subaccounts invest in the Alliance Variable Products Series Fund, Inc. — Technology Portfolio — Class B and the Oppenheimer Variable Account Funds — Oppenheimer Aggressive Growth Fund/VA — Service Shares. The 40 subaccounts to be offered through contract form NY1157 are to be offered as Type VI units. As of December 31, 2002, contract form NY1157 had not yet been offered for sale and no units for this contract had been issued.

During May 2002, two subaccounts were added to the Account for Type II, III, IV and V policies (See note 2b). These subaccounts invest in the Van Kampen Life Investment Trust —  Comstock Portfolio — Class II Shares and the Van Kampen Life Investment Trust —  Emerging Growth Portfolio — Class II Shares.

During 2001, MFS® Variable Insurance Trust changed the name of its MFS® Growth Series — Service Class Shares to MFS® Investors Growth Stock Series — Service Class Shares and its MFS® Growth With Income Series — Service Class Shares to MFS® Investors Trust Series — Service Class Shares.

F-46

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

In 2001, 36 new subaccounts were added to the Account for Type II and Type III contracts (See note 2b). These subaccounts invest in the AIM Variable Insurance Funds — AIM V.I. Capital Appreciation Fund Series I Shares, AIM Variable Insurance Funds — AIM V.I. Growth Fund Series I Shares, AIM Variable Insurance Funds — AIM V.I. Premier Equity Fund Series I Shares (formerly AIM V.I. Value Fund), Alliance Variable Products Series Fund, Inc. — Growth and Income Portfolio Class B, Alliance Variable Products Series Fund, Inc. — Premier Growth Portfolio Class B, Alliance Variable Products Series Fund, Inc. — Quasar Portfolio Class B, Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares, Dreyfus — The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares, Federated Insurance Series —Federated High Income Bond Fund II Service Shares, Federated Insurance Series — Federated International Small Company Fund II, Fidelity Variable Insurance Products Fund — VIP Equity-Income Portfolio Service Class 2, Fidelity Variable Insurance Products Fund — VIP Growth Portfolio Service Class 2, Fidelity Variable Insurance Products Fund II — VIP II Contrafund® Service Class 2, Fidelity Variable Insurance Products Fund III — VIP III Growth & Income Portfolio Service Class 2, Fidelity Variable Insurance Products Fund III — VIP III Mid Cap Portfolio Service Class 2, GE Investments Funds, Inc. — Value Equity Fund, GE Investments Funds, Inc. — Small-Cap Value Equity Fund, Janus Aspen Series — Aggressive Growth Portfolio Service Shares, Janus Aspen Series — Balanced Portfolio Service Shares, Janus Aspen Series — Capital Appreciation Portfolio Service Shares, Janus Aspen Series — Global Life Sciences Portfolio Service Shares, Janus Aspen Series — Global Technology Portfolio Service Shares, Janus Aspen Series — Growth Portfolio Service Shares, Janus Aspen Series — International Growth Portfolio Service Shares, Janus Aspen Series — Worldwide Growth Portfolio Service Shares, MFS® Variable Insurance Trust — MFS® Investors Growth Stock Series Service Class Shares (formerly MFS® Growth Series), MFS® Variable Insurance Trust — MFS® Investors Trust Series Service Class Shares (formerly MFS® Growth With Income Series), MFS® Variable Insurance Trust — MFS® New Discovery Series Service Class Shares, MFS® Variable Insurance Trust — MFS® Utilities Series Service Class Shares, Oppenheimer Variable Account Funds — Oppenheimer Global Securities Fund/VA Service Shares, Oppenheimer Variable Account Funds — Oppenheimer Main Street Growth & Income Fund/VA Service Shares, PIMCO Variable Insurance Trust — Foreign Bond Portfolio Administrative Class Shares, PIMCO Variable Insurance Trust — High Yield Portfolio Administrative Class Shares (formerly High Yield Bond Portfolio), PIMCO Variable Insurance Trust — Long-Term U.S. Government Portfolio Administrative Class Shares (formerly Long-Term U.S. Government Bond Portfolio), PIMCO Variable Insurance Trust — Total Return Portfolio Administrative Class Shares (formerly Total Return Bond Portfolio), and the Rydex Variable Trust — OTC Fund.

All designated portfolios are series type mutual funds.

(2)	Summary of Significant Accounting Policies

    (a)  Investments

Investments are stated at fair market value, which is based on the underlying net asset value per share of the respective portfolios. Purchases and sales of investments are recorded on the trade date and distributions are recorded on the ex-dividend date. Certain 2001 distributions received from the Janus Funds have been reclassified from capital gain distributions to investment income in the current year’s presentation of the 2001 Statements of Changes in Net Assets and the 2001 Financial Highlights. Such reclassifications had no impact on net assets or net asset value per unit. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last Valuation Day in the applicable year or period.

    (b)  Unit Class

There are six unit classes included in the Account. Type I units are sold under policy Form NY1066. Type II and Type III units are sold under contract form NY1155. Type IV and Type V units are also sold under contract form NY1155 and include an Enhanced Payment Rider contract form NY5136. Type VI units are sold under contract form number NY1157. An indefinite number of units in each unit class is authorized. Each unit type has its own expense structure.

(c)  Federal Income Taxes

The Account is not taxed separately because the operations of the Account are part of the total operations of GE Capital Life. GE Capital Life is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Capital Life is

F-47

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

included in the General Electric Capital Assurance Company consolidated federal income tax return. The Account will not be taxed as a regulated investment company under subchapter M of the Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

(d)  Use of Estimates

Financial statements prepared in conformity with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3)	Purchases and Sales of Investments

The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2002 were:

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
AIM Variable Insurance Funds:
AIM V.I. Blue Chip Fund — Series I Shares	$1,522	$3
AIM V.I. Capital Appreciation Fund — Series I Shares	137,437	32,365
AIM V.I. Growth Fund — Series I Shares	146,262	8,464
AIM V.I. Premier Equity Fund — Series I Shares	979,705	80,514
The Alger American Fund:
Alger American Growth Portfolio	74,698	249,483
Alger American Small Capitalization Portfolio	145,040	199,264
Alliance Variable Products Series Fund, Inc.:
Growth and Income Portfolio — Class B	2,402,477	380,054
Premier Growth Portfolio — Class B	344,972	45,710
Quasar Portfolio — Class B	100,657	1,453
Dreyfus:
Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares	151,793	8,169
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	49,345	1,893
Federated Insurance Series:
Federated American Leaders Fund II — Primary Shares	125,528	252,519
Federated High Income Bond Fund II — Primary Shares	181,053	120,056
Federated High Income Bond Fund II — Service Shares	672,261	69,368
Federated International Small Company Fund II	41,683	401
Federated Utility Fund II	68,605	82,958

F-48

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
Fidelity Variable Insurance Products Fund (“VIP”):
VIP Equity-Income Portfolio	$575,743	$483,179
VIP Equity-Income Portfolio — Service Class 2	1,155,831	115,497
VIP Growth Portfolio	172,111	493,784
VIP Growth Portfolio — Service Class 2	479,541	16,237
VIP Overseas Portfolio	115,628	97,227
Fidelity Variable Insurance Products Fund II (“VIP II”):
VIP II Asset ManagerSM Portfolio	91,744	98,433
VIP II Contrafund® Portfolio	223,019	495,962
VIP II Contrafund® Portfolio — Service Class 2	923,046	60,457
Fidelity Variable Insurance Products Fund III (“VIP III”):
VIP III Growth & Income Portfolio	233,996	309,506
VIP III Growth & Income Portfolio — Service Class 2	511,091	14,647
VIP III Growth Opportunities Portfolio	49,710	137,680
VIP III Mid Cap Portfolio — Service Class 2	1,405,416	76,878
GE Investments Funds, Inc.:
Global Income Fund	136,964	54,830
Income Fund	1,060,069	571,739
International Equity Fund	1,900,383	1,910,969
Mid-Cap Value Equity Fund	2,257,460	472,124
Money Market Fund	9,389,600	9,154,741
Premier Growth Equity Fund	683,949	163,856
Real Estate Securities Fund	373,731	301,850
S&P 500® Index Fund	7,235,102	1,861,047
Small-Cap Value Equity Fund	2,208,053	76,077
Total Return Fund	136,183	200,473
U.S. Equity Fund	1,063,170	546,428
Value Equity Fund	683,287	21,082
Goldman Sachs Variable Insurance Trust (VIT):
Goldman Sachs Growth and Income Fund	33,139	73,833
Goldman Sachs Mid Cap Value Fund	609,024	567,297
Janus Aspen Series:
Aggressive Growth Portfolio	126,167	486,931
Aggressive Growth Portfolio — Service Shares	168,250	6,671
Balanced Portfolio	679,898	935,710
Balanced Portfolio — Service Shares	3,094,099	227,676
Capital Appreciation Portfolio	118,009	879,011
Capital Appreciation Portfolio — Service Shares	256,667	110,679
Flexible Income Portfolio	222,000	30,738
Global Life Sciences Portfolio — Service Shares	116,286	11,694
Global Technology Portfolio — Service Shares	69,835	1,894
Growth Portfolio	82,887	547,486
Growth Portfolio — Service Shares	206,228	4,822
International Growth Portfolio	137,869	310,363
International Growth Portfolio — Service Shares	118,052	3,918
Worldwide Growth Portfolio	93,231	504,716
Worldwide Growth Portfolio — Service Shares	568,212	16,949

F-49

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
J.P. Morgan Series Trust II:
Mid Cap Value Portfolio	$1,522	$2
MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series — Service Class Shares	839,095	25,101
MFS® Investors Trust Series — Service Class Shares	619,838	51,615
MFS® New Discovery Series — Service Class Shares	145,810	3,252
MFS® Total Return Series — Service Class Shares	1,520	3
MFS® Utilities Series — Service Class Shares	366,574	23,966
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA	49,247	133,059
Oppenheimer Bond Fund/VA	959,632	387,651
Oppenheimer Capital Appreciation Fund/VA	153,381	419,854
Oppenheimer Global Securities Fund/VA — Service Shares	784,780	64,750
Oppenheimer High Income Fund/VA	406,160	429,849
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares	3,604,458	151,245
Oppenheimer Main Street Small Cap Fund/VA — Service Shares	1,537	2
Oppenheimer Multiple Strategies Fund/VA	353,544	208,217
PBHG Insurance Series Fund, Inc.:
PBHG Growth II Portfolio	5,611	89,584
PBHG Large Cap Growth Portfolio	38,139	126,271
PIMCO Variable Insurance Trust:
Foreign Bond Portfolio — Administrative Class Shares	151,895	3,900
High Yield Portfolio — Administrative Class Shares	904,171	59,768
Long-Term U.S. Government Portfolio — Administrative Class Shares	4,650,390	445,172
Total Return Portfolio — Administrative Class Shares	8,296,856	1,065,946
Rydex Variable Trust:
OTC Fund	260,085	5,860
Salomon Brothers Variable Series Funds Inc:
Investors Fund	95,812	94,324
Strategic Bond Fund	299,831	193,857
Total Return Fund	56,506	8,828
Van Kampen Life Investment Trust:
Comstock Portfolio — Class II Shares	20,343	39
Emerging Growth Portfolio — Class II Shares	20,522	21,574

(4)	Related Party Transactions

(a)  GE Capital Life

The purchase payments transferred from GE Capital Life to the Account represent gross premiums recorded by GE Capital Life on its flexible variable deferred annuity contracts less deductions for any applicable premium taxes.

Certain contract owners may elect to allocate purchase payments to a Guarantee Account that is part of the general account of GE Capital Life. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time, after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Account and in certain instances transfer amounts from the subaccounts of the Account to the Guarantee Account.

F-50

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risk that GE Capital Life assumes. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges are assessed through the daily unit value calculation. Similarly the fees charged for the Enhanced Benefit Rider are assessed through the daily unit value calculation. The stated dollar fees assessed to cover certain other administrative expenses are assessed by the redemption of units. These fees are now discussed by unit type.

Unit Type	Contract Form Number	Effective	Surrender Charges	Annual Contract Maintenance Charge	Administrative Expense Charges as a percentage of the daily net assets of the Account	Mortality and Expense Risk Charges as a percentage of the daily net assets of the Account	Enhanced Benefit Rider as a percentage of the daily net assets of the Account
I	NY1066	April 1996	6% or less within six years of any purchase payment	$25 if contract value is less than $75,000.15%		1.25%	NA
II	NY1155	March 2001	6% or less within six years of any purchase payment	$30 if contract value is less than $40,000.15%		1.30%	NA
III	NY1155	March 2001	6% or less within six years of any purchase payment	$30 if contract value is less than $40,000.15%		1.50%	NA
IV	NY1155	February 2002	8% or less within eight years of any purchase payment	$30 if contract value is less than $40,000.15%		1.30%	.15%
V	NY1155	February 2002	8% or less within eight years of any purchase payment	$30 if contract value is less than $40,000.15%		1.50%	.15%
VI	NY1157	December 2002	6% or less within four years of any purchase payment	None	.15%	1.55%	NA

NA = Not applicable

(b)  Receivable From Affiliate

Receivable from affiliate represents receivable from GE Capital Life attributable to decreases in share values between the dates charges and deductions are assessed and the dates corresponding shares are redeemed.

(c)  Accrued Expenses Payable to Affiliate

Accrued expenses payable to affiliate are mostly attributable to charges and deductions made under the contracts for services and benefits accrued and payable to GE Capital Life.

(d) Capital Brokerage Corporation

Capital Brokerage Corporation, an affiliate of GE Capital Life, is a Washington corporation registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation serves as principal underwriter for variable

F-51

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

annuities issued by GE Capital Life. GE Capital Life pays commissions and other marketing related expenses to Capital Brokerage Corporation. Certain officers and directors of GE Capital Life are also officers and directors of Capital Brokerage Corporation.

(e) GE Investments Funds, Inc.

GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company. GE Asset Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .60% for the Global Income Fund, .50% for the Income Fund, 1.00% for the International Equity Fund, .65% for the Mid-Cap Value Equity Fund, .37% for the Money Market Fund, .65% for the Premier Growth Equity Fund, .85% for the Real Estate Securities Fund, .35% for the S&P 500® Index Fund, .80% for the Small-Cap Value Equity Fund, .49% for the Total Return Fund, .55% for the U.S. Equity Fund and .65% for the Value Equity Fund.

(f) Bonus Credit

For Type IV and V unit contracts, transfers from the general account include approximately $1.7 million of payments by GE Capital Life in the form of bonus credits for the period ended December 31, 2002.

(5)	Capital Transactions

All dividends and capital gain distributions of the portfolios are automatically reinvested in shares of the distributing portfolios at their net value on the date of distribution. In other words, portfolio dividends or portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values. The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the period ended December 31, 2002 is reflected in the Statements of Changes in Net Assets.

(6)	Financial Highlights

A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios for the years or lesser periods ended December 31, 2002 and 2001 follows.

Expenses as a percentage of average net assets represent the annualized contract expenses of the Account, consisting of mortality and expense risk charges and administrative expenses for each period indicated. The expense ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolios are excluded.

F-52

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

The investment income ratio represents the ordinary dividends received by the Account from the underlying portfolios divided by the average net assets.

The total return below represents the annual total return for the year or lesser periods indicated and includes deductions only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a Prospectus or Statement of Additional Information for a product supported by the Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return below.

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type I:		Unit Value	000s
The Alger American Fund:
Alger American Growth Portfolio
2002	94,583	$7.05	$667	1.40%	0.04%	(33.93)%
2001	116,401	10.67	1,242	1.40%	0.24%	(13.06)%
Alger American Small Capitalization Portfolio
2002	112,540	5.30	596	1.40%	0.00%	(27.26)%
2001	120,238	7.29	877	1.40%	0.05%	(30.51)%

Federated Insurance Series:
Federated American Leaders Fund II — Primary Shares
2002	71,618	8.25	591	1.40%	1.22%	(21.33)%
2001	86,104	10.49	903	1.40%	1.30%	(4.06)%
Federated High Income Bond Fund II — Primary Shares
2002	39,512	8.75	346	1.40%	9.72%	(0.03)%
2001	35,628	8.75	312	1.40%	9.96%	(0.04)%
Federated Utility Fund II
2002	59,594	6.28	374	1.40%	5.49%	(25.01)%
2001	66,291	8.37	555	1.40%	3.17%	(14.93)%

Fidelity Variable Insurance Products Fund (“VIP”):
VIP Equity-Income Portfolio
2002	205,624	8.69	1,787	1.40%	1.72%	(18.11)%
2001	205,859	10.61	2,184	1.40%	1.18%	(6.29)%
VIP Growth Portfolio
2002	184,088	7.43	1,368	1.40%	0.26%	(31.08)%
2001	220,112	10.78	2,373	1.40%	0.07%	(18.81)%
VIP Overseas Portfolio
2002	79,406	6.55	520	1.40%	0.78%	(21.40)%
2001	76,209	8.34	636	1.40%	4.13%	(22.28)%

Fidelity Variable Insurance Products Fund II (“VIP II”):
VIP II Asset ManagerSM Portfolio
2002	36,459	9.18	335	1.40%	3.89%	(10.00)%
2001	38,600	10.20	394	1.40%	3.25%	(5.44)%
VIP II Contrafund® Portfolio
2002	266,682	9.43	2,515	1.40%	0.86%	(10.62)%
2001	292,608	10.55	3,087	1.40%	0.77%	(13.48)%

F-53

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type I:		Unit Value	000s

Fidelity Variable Insurance Products Fund III (“VIP III”):
VIP III Growth & Income Portfolio
2002	118,325	$8.22	$973	1.40%	1.42%	(17.78)%
2001	129,686	10.00	1,297	1.40%	1.05%	(10.03)%
VIP III Growth Opportunities Portfolio
2002	94,861	5.99	568	1.40%	1.07%	(22.94)%
2001	107,227	7.78	834	1.40%	0.34%	(15.63)%

GE Investments Funds, Inc.:
Global Income Fund
2002	26,915	10.74	289	1.40%	0.72%	15.00%
2001	18,108	9.34	169	1.40%	0.00%	(3.06)%
Income Fund
2002	139,847	12.55	1,755	1.40%	3.28%	8.35%
2001	107,991	11.58	1,251	1.40%	7.43%	5.92%

International Equity Fund
2002	33,523	6.16	207	1.40%	1.00%	(24.90)%
2001	32,993	8.21	271	1.40%	1.07%	(21.97)%

Mid-Cap Value Equity Fund
2002	82,630	10.07	832	1.40%	1.07%	(14.97)%
2001	72,587	11.85	860	1.40%	1.07%	(1.09)%
Money Market Fund
2002	441,788	11.30	4,992	1.40%	1.43%	0.06%
2001	551,692	11.29	6,229	1.40%	3.86%	2.51%

Premier Growth Equity Fund
2002	228,482	6.82	1,558	1.40%	0.05%	(22.12)%
2001	217,761	8.76	1,908	1.40%	0.14%	(10.42)%

Real Estate Securities Fund
2002	21,508	12.40	267	1.40%	3.47%	(2.73)%
2001	18,334	12.74	234	1.40%	4.95%	10.27%
S&P 500® Index Fund
2002	793,100	7.53	5,972	1.40%	1.64%	(23.45)%
2001	867,363	9.84	8,535	1.40%	1.30%	(13.50)%

Total Return Fund
2002	77,826	10.26	798	1.40%	2.10%	(10.58)%
2001	86,294	11.48	991	1.40%	3.97%	(4.26)%

U.S. Equity Fund
2002	262,389	8.83	2,317	1.40%	0.88%	(20.39)%
2001	290,715	11.09	3,224	1.40%	1.06%	(9.76)%

Goldman Sachs Variable Insurance Trust (VIT):
Goldman Sachs Growth and Income Fund
2002	43,415	7.28	316	1.40%	1.41%	(12.58)%
2001	49,039	8.33	408	1.40%	0.53%	(10.61)%
Goldman Sachs Mid Cap Value Fund
2002	111,631	12.61	1,408	1.40%	0.94%	(6.03)%
2001	110,847	13.42	1,488	1.40%	1.12%	10.48%

F-54

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type I:		Unit Value	000s

Janus Aspen Series:
Aggressive Growth Portfolio
2002	322,388	$7.31	$2,357	1.40%	0.00%	(28.94)%
2001	362,970	10.29	3,735	1.40%	0.00%	(40.30)%
Balanced Portfolio
2002	436,123	11.69	5,098	1.40%	2.41%	(7.75)%
2001	463,443	12.67	5,872	1.40%	2.64%	(6.01)%
Capital Appreciation Portfolio
2002	326,788	9.78	3,196	1.40%	0.56%	(16.85)%
2001	395,372	11.77	4,654	1.40%	1.22%	(22.78)%
Flexible Income Portfolio
2002	34,323	12.42	426	1.40%	5.07%	8.93%
2001	19,390	11.41	221	1.40%	6.56%	6.22%
Growth Portfolio
2002	267,105	7.18	1,918	1.40%	0.00%	(27.54)%
2001	320,393	9.91	3,175	1.40%	0.07%	(25.79)%
International Growth Portfolio
2002	138,128	7.69	1,062	1.40%	0.85%	(26.63)%
2001	157,443	10.49	1,652	1.40%	1.00%	(24.32)%
Worldwide Growth Portfolio
2002	258,634	7.51	1,942	1.40%	0.86%	(26.54)%
2001	307,051	10.22	3,138	1.40%	0.47%	(23.53)%

Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA
2002	95,648	7.53	720	1.40%	0.70%	(28.80)%
2001	105,970	10.58	1,121	1.40%	0.97%	(32.24)%
Oppenheimer Bond Fund/VA
2002	214,302	11.84	2,537	1.40%	6.86%	7.55%
2001	174,178	11.01	1,918	1.40%	6.25%	6.27%
Oppenheimer Capital Appreciation Fund/VA
2002	116,440	8.94	1,041	1.40%	0.65%	(27.88)%
2001	144,983	12.40	1,798	1.40%	0.55%	(13.81)%
Oppenheimer High Income Fund/VA
2002	82,108	8.91	732	1.40%	10.40%	(3.76)%
2001	95,224	9.26	882	1.40%	7.44%	0.54%
Oppenheimer Multiple Strategies Fund/VA
2002	88,780	10.23	908	1.40%	3.37%	(11.65)%
2001	79,586	11.58	922	1.40%	2.48%	0.78%

PBHG Insurance Series Fund, Inc.:
PBHG Growth II Portfolio
2002	52,036	6.58	342	1.40%	0.00%	(31.40)%
2001	62,951	9.59	604	1.40%	0.00%	(41.31)%
PBHG Large Cap Growth Portfolio
2002	73,913	8.30	613	1.40%	0.00%	(30.31)%
2001	81,850	11.91	975	1.40%	0.00%	(29.29)%

F-55

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type I:		Unit Value	000s

Salomon Brothers Variable Series Funds Inc:
Investors Fund
2002	21,504	$8.53	$183	1.40%	1.06%	(24.13)%
2001	22,165	11.24	249	1.40%	0.87%	(5.50)%
Strategic Bond Fund
2002	22,522	11.97	270	1.40%	5.70%	7.32%
2001	14,114	11.15	157	1.40%	8.42%	5.41%
Total Return Fund
2002	14,344	9.74	140	1.40%	1.93%	(8.17)%
2001	9,589	10.60	102	1.40%	2.62%	(2.19)%

Type II:

AIM Variable Insurance Funds:
AIM V.I. Blue Chip Fund — Series I Shares
2002	151	9.70	1	1.45%	0.00%	(3.02)%
2001	—	—	—	—	—	—
AIM V.I. Capital Appreciation Fund — Series I Shares
2002	10,256	6.65	68	1.45%	0.00%	(25.45)%
2001	4,333	8.92	39	1.45%	0.00%	(10.77)%
AIM V.I. Growth Fund — Series I Shares
2002	13,055	5.95	78	1.45%	0.00%	(31.97)%
2001	4,761	8.75	42	1.45%	0.51%	(12.48)%
AIM V.I. Premier Equity Fund — Series I Shares
2002	75,286	6.23	469	1.45%	0.49%	(31.27)%
2001	14,343	9.06	130	1.45%	0.22%	(9.40)%

Alliance Variable Products Series Fund, Inc.:
Growth and Income Portfolio — Class B
2002	113,958	7.12	811	1.45%	0.55%	(7.11)%
2001	32,844	9.29	305	1.45%	0.00%	(1.31)%
Premier Growth Portfolio — Class B
2002	42,999	6.03	259	1.45%	0.00%	(31.85)%
2001	20,916	8.85	185	1.45%	0.00%	(11.51)%
Quasar Portfolio — Class B
2002	2,906	6.28	18	1.45%	0.00%	(33.05)%
2001	386	9.39	4	1.45%	0.00%	(6.14)%

Dreyfus:
Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares
2002	7,283	9.63	70	1.45%	1.49%	(1.93)%
2001	245	9.82	2	1.45%	1.13%	(1.81)%
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares
2002	7,848	6.04	47	1.45%	0.45%	(29.98)%
2001	1,048	8.63	9	1.45%	0.02%	(13.74)%

F-56

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type II:		Unit Value	000s

Federated Insurance Series:
Federated High Income Bond Fund II — Service Shares
2002	44,925	$9.58	$430	1.45%	6.18%	(0.24)%
2001	2,238	9.59	21	1.45%	0.00%	(0.10)%
Federated International Small Company Fund II
2002	2,096	6.37	13	1.45%	0.00%	(18.67)%
2001	30	7.83	1	1.45%	0.00%	(21.73)%

Fidelity Variable Insurance Products Fund (“VIP”):
VIP Equity-Income Portfolio — Service Class 2
2002	72,137	7.54	544	1.45%	0.45%	(18.35)%
2001	16,406	9.24	152	1.45%	0.00%	(7.61)%
VIP Growth Portfolio — Service Class 2
2002	31,710	6.11	194	1.45%	0.04%	(31.31)%
2001	6,389	8.89	57	1.45%	0.00%	(11.12)%

Fidelity Variable Insurance Products Fund II (“VIP II”):
VIP II Contrafund® Portfolio — Service Class 2
2002	29,566	8.41	249	1.45%	0.09%	(10.92)%
2001	3,048	9.44	29	1.45%	0.00%	(5.90)%

Fidelity Variable Insurance Products Fund III (“VIP III”):
VIP III Growth & Income Portfolio — Service Class 2
2002	19,892	7.77	155	1.45%	0.29%	(18.05)%
2001	4,205	9.49	40	1.45%	0.00%	(5.14)%
VIP III Mid Cap Portfolio — Service Class 2
2002	46,954	9.05	425	1.45%	0.12%	(11.33)%
2001	9,631	10.21	98	1.45%	0.00%	(4.92)%

GE Investments Funds, Inc.:
Income Fund
2002	3,625	10.65	39	1.45%	3.28%	6.47%
2001	—	—	—	—	—	—
Mid-Cap Value Equity Fund
2002	118,661	8.11	962	1.45%	1.07%	(15.02)%
2001	9,068	9.54	87	1.45%	1.07%	(1.14)%
Money Market Fund
2002	275,280	1.01	278	1.45%	1.43%	0.00%
2001	108,666	1.01	110	1.45%	3.86%	2.46%
Premier Growth Equity Fund
2002	37,355	7.25	271	1.45%	0.05%	(22.16)%
2001	2,290	9.31	21	1.45%	0.14%	(10.47)%
S&P 500® Index Fund
2002	627,019	7.02	4,402	1.45%	1.64%	(23.49)%
2001	24,366	9.17	223	1.45%	1.30%	(13.55)%
Small-Cap Value Equity Fund
2002	153,331	9.12	1,398	1.45%	0.45%	(15.11)%
2001	9,466	10.74	102	1.45%	0.66%	8.37%

F-57

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type II:		Unit Value	000s
U.S. Equity Fund
2002	71,518	$7.35	$526	1.45%	0.88%	(20.44)%
2001	2,014	9.24	19	1.45%	1.06%	(9.81)%
Value Equity Fund
2002	37,464	7.45	279	1.45%	1.41%	(18.76)%
2001	2,533	9.17	23	1.45%	1.11%	(8.34)%

Janus Aspen Series:
Aggressive Growth Portfolio — Service Shares
2002	19,456	5.58	109	1.45%	0.00%	(29.16)%
2001	4,528	7.87	36	1.45%	0.00%	(21.29)%
Balanced Portfolio — Service Shares
2002	110,810	8.94	991	1.45%	2.58%	(8.03)%
2001	33,503	9.72	326	1.45%	1.84%	(2.84)%
Capital Appreciation Portfolio — Service Shares
2002	18,054	7.11	128	1.45%	0.35%	(17.15)%
2001	3,985	8.58	34	1.45%	0.27%	(14.23)%
Global Life Sciences Portfolio — Service Shares
2002	4,698	7.07	33	1.45%	0.00%	(30.57)%
2001	1,137	10.19	12	1.45%	0.00%	1.90%
Global Technology Portfolio — Service Shares
2002	5,022	4.62	23	1.45%	0.00%	(41.79)%
2001	2,389	7.93	19	1.45%	0.00%	(20.65)%
Growth Portfolio — Service Shares
2002	20,303	5.86	119	1.45%	0.00%	(27.79)%
2001	4,940	8.11	40	1.45%	0.00%	(18.86)%
International Growth Portfolio — Service Shares
2002	8,952	6.26	56	1.45%	0.64%	(26.84)%
2001	1,742	8.55	15	1.45%	0.19%	(14.45)%
Worldwide Growth Portfolio — Service Shares
2002	23,802	6.25	149	1.45%	0.76%	(26.79)%
2001	2,421	8.54	21	1.45%	0.13%	(14.62)%

J.P. Morgan Series Trust II:
Mid Cap Value Portfolio
2002	152	10.16	2	1.45%	0.00%	(1.63)%
2001	—	—	—	—	—	—

MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series — Service Class Shares
2002	40,187	6.19	249	1.45%	0.00%	(28.77)%
2001	2,249	8.68	20	1.45%	0.00%	(13.16)%
MFS® Investors Trust Series — Service Class Shares
2002	16,546	6.99	116	1.45%	0.31%	(22.30)%
2001	2,238	9.00	20	1.45%	0.00%	(10.02)%
MFS® New Discovery Series — Service Class Shares
2002	10,094	6.52	66	1.45%	0.00%	(32.79)%
2001	428	9.70	4	1.45%	0.00%	(2.96)%

F-58

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type II:		Unit Value	000s
MFS® Total Return Series — Service Class Shares
2002	152	$10.03	$2	1.45%	0.00%	(.27)%
2001	—	—	—	—	—	—
MFS® Utilities Series — Service Class Shares
2002	40,100	6.01	241	1.45%	2.08%	(24.02)%
2001	4,890	7.91	39	1.45%	0.00%	(20.91)%

Oppenheimer Variable Account Funds:
Oppenheimer Global Securities Fund/VA — Service Shares
2002	21,128	7.20	152	1.45%	0.11%	(23.49)%
2001	3,283	9.41	31	1.45%	0.00%	(5.94)%
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares
2002	128,125	7.35	942	1.45%	0.21%	(20.21)%
2001	12,321	9.21	113	1.45%	0.00%	(11.58)%
Oppenheimer Main Street Small Cap Fund/VA — Service Shares
2002	160	9.43	2	1.45%	0.00%	(5.71)%
2001	—	—	—	—	—	—

PIMCO Variable Insurance Trust:
Foreign Bond Portfolio — Administrative Class Shares
2002	2,641	11.04	29	1.45%	1.97%	6.62%
2001	1,017	10.35	11	1.45%	0.75%	6.02%
High Yield Portfolio — Administrative Class Shares
2002	26,611	9.78	260	1.45%	7.28%	(2.62)%
2001	5,392	10.04	54	1.45%	2.06%	0.80%
Long-Term U.S. Government Portfolio — Administrative Class Shares
2002	150,388	12.37	1,860	1.45%	3.35%	15.88%
2001	12,309	10.67	131	1.45%	0.94%	4.31%
Total Return Portfolio — Administrative Class Shares
2002	276,091	11.36	3,136	1.45%	3.39%	7.49%
2001	13,530	10.56	143	1.45%	0.87%	6.78%

Rydex Variable Trust:
OTC Fund
2002	17,154	5.18	89	1.45%	0.00%	(39.74)%
2001	308	8.59	3	1.45%	0.00%	(14.09)%

Type III:
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund — Series I Shares
2002	988	6.63	7	1.65%	0.00%	(25.61)%
2001	302	8.91	3	1.65%	0.00%	(10.88)%
AIM V.I. Growth Fund — Series I Shares
2002	768	5.93	5	1.65%	0.00%	(32.11)%
2001	—	—	—	—	—	—

F-59

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type III:		Unit Value	000s
AIM V.I. Premier Equity Fund — Series I Shares
2002	20,837	$6.21	$129	1.65%	0.49%	(31.41)%
2001	4,725	9.05	43	1.65%	0.22%	(14.02)%

Alliance Variable Products Series Fund, Inc.:
Growth and Income Portfolio — Class B
2002	64,654	7.09	458	1.65%	0.55%	(23.55)%
2001	16,785	9.28	156	1.65%	0.00%	(7.22)%
Premier Growth Portfolio — Class B
2002	6,812	6.01	41	1.65%	0.00%	(31.98)%
2001	2,429	8.84	21	1.65%	0.00%	(11.62)%
Quasar Portfolio — Class B
2002	1,529	6.26	10	1.65%	0.00%	(33.19)%
2001	—	—	—	—	—	—

Dreyfus:
Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares
2002	134	9.60	1	1.65%	1.49%	(2.12)%
2001	—	—	—	—	—	—

Federated Insurance Series:
Federated High Income Bond Fund II — Service Shares
2002	3,837	9.55	37	1.65%	6.18%	(0.44)%
2001	53	9.58	1	1.65%	0.00%	(0.31)%

Fidelity Variable Insurance Products Fund (“VIP”):
VIP Equity-Income Portfolio — Service Class 2
2002	9,911	7.52	75	1.65%	0.45%	(18.52)%
2001	2,062	9.23	19	1.65%	0.00%	(6.80)%
VIP Growth Portfolio — Service Class 2
2002	12,319	6.09	75	1.65%	0.04%	(31.45)%
2001	468	8.88	4	1.65%	0.00%	(19.23)%

Fidelity Variable Insurance Products Fund II (“VIP II”):
VIP II Contrafund® Portfolio — Service Class 2
2002	3,086	8.38	26	1.65%	0.09%	(11.10)%
2001	808	9.43	8	1.65%	0.00%	(13.92)%

Fidelity Variable Insurance Products Fund III (“VIP III”):
VIP III Growth & Income Portfolio — Service Class 2
2002	10,540	7.75	82	1.65%	0.29%	(18.22)%
2001	158	9.47	1	1.65%	0.00%	(10.52)%
VIP III Mid Cap Portfolio — Service Class 2
2002	13,738	9.02	124	1.65%	0.12%	(11.51)%
2001	1,571	10.20	16	1.65%	0.00%	(5.12)%

GE Investments Funds, Inc.:
Mid-Cap Value Equity Fund
2002	17,118	8.08	138	1.65%	1.07%	(15.19)%
2001	—	—	—	—	—	—

F-60

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type III:		Unit Value	000s
Money Market Fund
2002	179,540	$1.01	$181	1.65%	1.43%	(0.20)%
2001	9,904	1.01	10	1.65%	3.86%	2.25%
Premier Growth Equity Fund
2002	1,795	7.23	13	1.65%	0.05%	(22.32)%
2001	29	9.30	—	1.65%	0.14%	(10.65)%
S&P 500® Index Fund
2002	34,661	6.99	242	1.65%	1.64%	(23.65)%
2001	2,381	9.16	22	1.65%	1.30%	(13.72)%
Small-Cap Value Equity Fund
2002	8,759	9.09	80	1.65%	0.45%	(15.28)%
2001	1,266	10.73	14	1.65%	0.66%	8.15%
U.S. Equity Fund
2002	5,075	7.33	37	1.65%	0.88%	(20.60)%
2001	28	9.23	—	1.65%	1.06%	(9.99)%
Value Equity Fund
2002	8,216	7.42	61	1.65%	1.41%	(18.93)%
2001	—	—	—	—	—	—

Janus Aspen Series:
Aggressive Growth Portfolio — Service Shares
2002	1,801	5.56	10	1.65%	0.00%	(29.31)%
2001	—	—	—	—	—	—
Balanced Portfolio — Service Shares
2002	41,381	8.91	369	1.65%	2.58%	(8.21)%
2001	2,523	9.70	24	1.65%	1.84%	(6.48)%
Capital Appreciation Portfolio — Service Shares
2002	1,214	7.08	9	1.65%	0.35%	(17.32)%
2001	1,718	8.57	15	1.65%	0.27%	(23.13)%
Global Life Sciences Portfolio — Service Shares
2002	5,576	7.05	39	1.65%	0.00%	(30.71)%
2001	—	—	—	—	—	—
Global Technology Portfolio — Service Shares
2002	333	4.60	2	1.65%	0.00%	(41.91)%
2001	333	7.93	3	1.65%	0.00%	(38.36)%
Growth Portfolio — Service Shares
2002	4,967	5.84	29	1.65%	0.00%	(27.93)%
2001	—	—	—	—	—	—
International Growth Portfolio — Service Shares
2002	891	6.24	6	1.65%	0.64%	(26.98)%
2001	470	8.54	4	1.65%	0.19%	(24.70)%
Worldwide Growth Portfolio — Service Shares
2002	10,366	6.23	65	1.65%	0.76%	(26.94)%
2001	440	8.53	4	1.65%	0.13%	(23.90)%

F-61

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type III:		Unit Value	000s

MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series — Service Class Shares
2002	15,424	$6.17	$95	1.65%	0.00%	(28.91)%
2001	504	8.67	4	1.65%	0.00%	(26.08)%
MFS® Investors Trust Series — Service Class Shares
2002	5,971	6.97	42	1.65%	0.31%	(22.46)%
2001	426	8.99	4	1.65%	0.00%	(17.49)%
MFS® New Discovery Series — Service Class Shares
2002	2,072	6.50	13	1.65%	0.00%	(32.93)%
2001	—	—	—	—	—	—
MFS® Utilities Series — Service Class Shares
2002	8,996	5.99	54	1.65%	2.08%	(24.17)%
2001	62	7.90	—	1.65%	0.00%	(25.70)%

Oppenheimer Variable Account Funds:
Oppenheimer Global Securities Fund/VA — Service Shares
2002	3,631	7.17	26	1.65%	0.11%	(23.65)%
2001	924	9.39	9	1.65%	0.00%	(13.63)%
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares
2002	24,867	7.33	182	1.65%	0.21%	(20.37)%
2001	2,197	9.20	20	1.65%	0.00%	(11.76)%

PIMCO Variable Insurance Trust:
Foreign Bond Portfolio — Administrative Class Shares
2002	1,640	11.00	18	1.65%	1.97%	6.40%
2001	797	10.34	8	1.65%	0.75%	5.80%
High Yield Portfolio — Administrative Class Shares
2002	13,819	9.74	135	1.65%	7.28%	(2.82)%
2001	317	10.03	3	1.65%	2.06%	0.59%
Long-Term U. S. Government Portfolio — Administrative Class Shares
2002	27,306	12.33	337	1.65%	3.35%	15.64%
2001	10,046	10.66	107	1.65%	0.94%	4.09%
Total Return Portfolio — Administrative Class Shares
2002	62,340	11.32	706	1.65%	3.39%	7.27%
2001	8,306	10.55	88	1.65%	0.87%	6.57%

Rydex Variable Trust:
OTC Fund
2002	5,514	5.16	28	1.65%	0.00%	(39.86)%
2001	—	—	—	—	—	—

F-62

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type IV:		Unit Value	000s
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund — Series I Shares
2002	5,694	$7.40	$42	1.60%	0.00%	(26.03)%
AIM V.I. Growth Fund — Series I Shares
2002	8,091	6.89	56	1.60%	0.00%	(31.08)%
AIM V.I. Premier Equity Fund — Series I Shares
2002	18,661	7.01	131	1.60%	0.49%	(29.91)%

Alliance Variable Products Series Fund, Inc.:
Growth and Income Portfolio — Class B
2002	70,629	7.56	534	1.60%	0.55%	(24.38)%
Premier Growth Portfolio — Class B
2002	10,095	7.13	72	1.60%	0.00%	(28.70)%
Quasar Portfolio — Class B
2002	7,344	6.78	50	1.60%	0.00%	(32.21)%

Dreyfus:
Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares
2002	6,285	8.98	56	1.60%	1.49%	(10.21)%

Federated Insurance Series:
Federated High Income Bond Fund II — Service Shares
2002	12,646	9.80	124	1.60%	6.18%	(1.99)%
Federated International Small Company Fund II
2002	2,767	7.92	22	1.60%	0.00%	(20.84)%

Fidelity Variable Insurance Products Fund (“VIP”):
VIP Equity-Income Portfolio — Service Class 2
2002	33,456	7.85	263	1.60%	0.45%	(21.47)%
VIP Growth Portfolio — Service Class 2
2002	20,580	6.81	140	1.60%	0.04%	(31.93)%

Fidelity Variable Insurance Products Fund II (“VIP II”):
VIP II Contrafund® Portfolio — Service Class 2
2002	60,564	8.78	532	1.60%	0.09%	(12.17)%

Fidelity Variable Insurance Products Fund III (“VIP III”):
VIP III Growth & Income Portfolio — Service Class 2
2002	19,172	8.15	156	1.60%	0.29%	(18.54)%
VIP III Mid Cap Portfolio — Service Class 2
2002	48,119	8.77	422	1.60%	0.12%	(12.26)%

GE Investments Funds, Inc.:
Income Fund
2002	1,450	10.64	15	1.60%	3.28%	6.36%
Mid-Cap Value Equity Fund
2002	28,293	8.02	227	1.60%	1.07%	(19.81)%
Money Market Fund
2002	449,804	1.00	450	1.60%	1.43%	(.16)%
Premier Growth Equity Fund
2002	11,446	7.60	87	1.60%	0.05%	(24.00)%

F-63

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type IV:		Unit Value	000s
S&P 500® Index Fund
2002	46,625	$7.54	$352	1.60%	1.64%	(24.63)%
Small-Cap Value Equity Fund
2002	51,245	8.41	431	1.60%	0.45%	(15.89)%
U.S. Equity Fund
2002	12,337	7.79	96	1.60%	0.88%	(22.13)%
Value Equity Fund
2002	26,584	7.88	209	1.60%	1.41%	(21.18)%

Janus Aspen Series:
Aggressive Growth Portfolio — Service Shares
2002	5,577	7.74	43	1.60%	0.00%	(22.58)%
Balanced Portfolio — Service Shares
2002	80,645	9.09	733	1.60%	2.58%	(9.10)%
Global Life Sciences Portfolio — Service Shares
2002	198	7.59	2	1.60%	0.00%	(24.11)%
Global Technology Portfolio — Service Shares
2002	3,896	5.96	23	1.60%	0.00%	(40.39)%
Growth Portfolio — Service Shares
2002	6,285	7.08	45	1.60%	0.00%	(29.22)%
International Growth Portfolio — Service Shares
2002	5,962	7.33	44	1.60%	0.64%	(26.67)%
Worldwide Growth Portfolio — Service Shares
2002	33,137	7.34	243	1.60%	0.76%	(26.60)%

MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series — Service Class Shares
2002	20,603	7.24	149	1.60%	0.00%	(27.61)%
MFS® Investors Trust Series — Service Class Shares
2002	35,076	7.70	270	1.60%	0.31%	(23.04)%
MFS® New Discovery Series — Service Class Shares
2002	7,509	6.83	51	1.60%	0.00%	(31.66)%
MFS® Utilities Series — Service Class Shares
2002	4,054	7.99	32	1.60%	2.08%	(20.14)%

Oppenheimer Variable Account Funds:
Oppenheimer Global Securities Fund/VA — Service Shares
2002	47,524	7.49	356	1.60%	0.11%	(25.09)%
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares
2002	127,593	7.83	999	1.60%	0.21%	(21.70)%

PIMCO Variable Insurance Trust:
Foreign Bond Portfolio — Administrative Class Shares
2002	3,186	10.65	34	1.60%	1.97%	6.50%
High Yield Portfolio — Administrative Class Shares
2002	39,904	9.71	387	1.60%	7.28%	(2.85)%

F-64

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type IV:		Unit Value	000s
Long-Term U.S. Government Portfolio — Administrative Class Shares
2002	101,339	$11.70	$1,186	1.60%	3.35%	16.97%
Total Return Portfolio — Administrative Class Shares
2002	242,867	10.69	2,596	1.60%	3.39%	6.94%

Rydex Variable Trust:
OTC Fund
2002	13,798	6.13	85	1.60%	0.00%	(38.70)%

Type V:
AIM Variable Insurance Funds:
AIM V.I. Growth Fund — Series I Shares
2002	1,967	6.88	14	1.80%	0.00%	(26.15)%
AIM V.I. Premier Equity Fund — Series I Shares
2002	15,527	7.00	109	1.80%	0.49%	(30.03)%

Alliance Variable Products Series Fund, Inc.:
Growth and Income Portfolio — Class B
2002	29,436	7.55	222	1.80%	0.55%	(24.51)%
Premier Growth Portfolio — Class B
2002	3,300	7.12	23	1.80%	0.00%	(28.81)%

Dreyfus:
Dreyfus Investment Portfolios-Emerging Markets Portfolio—Initial Shares
2002	1,178	8.96	11	1.80%	1.49%	(10.36)%

Federated Insurance Series:
Federated High Income Bond Fund II — Service Shares
2002	1,030	9.78	10	1.80%	6.18%	(2.16)%
Federated International Small Company Fund II
2002	427	7.90	3	1.80%	0.00%	(20.97)%

Fidelity Variable Insurance Products Fund (“VIP”):
VIP Equity-Income Portfolio — Service Class 2
2002	22,674	7.84	178	1.80%	0.45%	(21.60)%
VIP Growth Portfolio — Service Class 2
2002	1,830	6.80	12	1.80%	0.04%	(32.04)%

Fidelity Variable Insurance Products Fund II (“VIP II”):
VIP II Contrafund® Portfolio — Service Class 2
2002	2,258	8.77	20	1.80%	0.09%	(12.32)%

Fidelity Variable Insurance Products Fund III (“VIP III”):
VIP III Growth & Income Portfolio — Service Class 2
2002	10,477	8.13	85	1.80%	0.29%	(18.68)%
VIP III Mid Cap Portfolio — Service Class 2
2002	42,836	8.76	375	1.80%	0.12%	(12.40)%

GE Investments Funds, Inc.:
Income Fund
2002	160	10.62	2	1.80%	3.28%	6.20%

F-65

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type V:		Unit Value	000s
Mid-Cap Value Equity Fund
2002	19,610	$8.01	$157	1.80%	1.07%	(19.94)%
Money Market Fund
2002	686,286	1.00	686	1.80%	1.43%	(.33)%
Premier Growth Equity Fund
2002	1,455	7.59	11	1.80%	0.05%	(24.13)%
S&P 500® Index Fund
2002	60,298	7.52	453	1.80%	1.64%	(24.75)%
Small-Cap Value Equity Fund
2002	13,607	8.40	114	1.80%	0.45%	16.03%
U.S. Equity Fund
2002	2,356	7.77	18	1.80%	0.88%	(22.26)%
Value Equity Fund
2002	9,306	7.87	73	1.80%	1.41%	(21.31)%

Janus Aspen Series:
Aggressive Growth Portfolio — Service Shares
2002	1,109	7.73	9	1.80%	0.00%	(22.70)%
Balanced Portfolio — Service Shares
2002	109,084	9.07	989	1.80%	2.58%	(9.26)%
Capital Appreciation Portfolio — Service Shares
2002	3,613	8.41	30	1.80%	0.35%	(15.86)%
Global Life Sciences Portfolio — Service Shares
2002	2,891	7.58	22	1.80%	0.00%	(24.23)%
Global Technology Portfolio — Service Shares
2002	4,779	5.95	28	1.80%	0.00%	(40.49)%
Growth Portfolio — Service Shares
2002	1,124	7.07	8	1.80%	0.00%	(29.93)%
International Growth Portfolio — Service Shares
2002	1,352	7.32	10	1.80%	0.64%	26.79%
Worldwide Growth Portfolio — Service Shares
2002	4,893	7.33	36	1.80%	0.76%	(26.73)%
MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series — Service Class Shares
2002	34,313	7.23	248	1.80%	0.00%	(27.74)%
MFS® Investors Trust Series — Service Class Shares
2002	7,610	7.68	58	1.80%	0.31%	(23.17)%
MFS® New Discovery Series — Service Class Shares
2002	101	6.82	1	1.80%	0.00%	(31.78)%
MFS® Utilities Series — Service Class Shares
2002	1,548	7.97	12	1.80%	2.08%	(20.77)%

Oppenheimer Variable Account Funds:
Oppenheimer Global Securities Fund/VA — Service Shares
2002	19,752	7.48	148	1.80%	0.11%	(25.22)%

F-66

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type V:		Unit Value	000s
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares
2002	136,697	$7.82	$1,069	1.80%	0.21%	(21.83)%

PIMCO Variable Insurance Trust:
Foreign Bond Portfolio — Administrative Class Shares
2002	8,408	10.63	89	1.80%	1.97%	6.32%
High Yield Portfolio — Administrative Class Shares
2002	12,000	9.70	116	1.80%	7.28%	(3.01)%
Long-Term U.S. Government Portfolio — Administrative Class Shares
2002	92,981	11.68	1,086	1.80%	3.35%	16.78%
Total Return Portfolio — Administrative Class Shares
2002	111,409	10.68	1,190	1.80%	3.39%	6.76%

Rydex Variable Trust:
OTC Fund
2002	699	6.12	4	1.80%	0.00%	(38.80)%

Van Kampen Life Investment Trust:
Comstock Portfolio — Class II Shares
2002	2,539	8.03	20	1.80%	0.00%	(19.71)%

F-67

GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

Financial Statements

Years ended December 31, 2002 and 2001

(With Independent Auditors’ Report Thereon)

GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

December 31, 2002

INDEPENDENT AUDITORS’ REPORT

The Board of Directors

GE Capital Life Assurance Company of New York:

We have audited the accompanying balance sheets of GE Capital Life Assurance Company of New York as of December 31, 2002 and 2001, and the related statements of income, shareholder’s interest, and cash flows for each of the years in the three-year period ended December 31, 2002. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of GE Capital Life Assurance Company of New York as of December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Notes 1 and 4, the Company changed its method of accounting for goodwill and other intangible assets in 2002.

Richmond, Virginia

February 7, 2003

F-1

GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

Balance Sheets

(Dollar amounts in millions, except per share amounts)

	December 31,
	2002	2001
Assets
Investments:
Fixed maturities available-for-sale, at fair value	$3,436.7	$2,686.3
Equity securities available-for-sale, at fair value	36.9	45.5
Mortgage loans, net of valuation allowance of $3.0 and $2.6 at December 31, 2002 and 2001, respectively	343.4	338.6
Policy loans	1.3	1.3
Short-term investments	34.9	5.0

Total investments	3,853.2	3,076.7

Cash and cash equivalents	39.3	3.5
Accrued investment income	64.8	69.1
Deferred acquisition costs	234.1	192.9
Goodwill	54.1	54.1
Intangible assets	97.6	101.1
Other assets	115.5	266.5
Reinsurance recoverable	13.8	8.2
Separate account assets	98.6	73.1

Total assets	$4,571.0	$3,845.2

Liabilities and Shareholder’s Interest
Liabilities:
Future annuity and contract benefits	$3,665.9	$2,983.7
Liability for policy and contract claims	105.9	73.7
Unearned premiums	46.3	47.4
Other policyholder liabilities	55.2	70.6
Accounts payable and accrued expenses	38.8	141.1
Separate account liabilities	98.6	73.1

Total liabilities	4,010.7	3,389.6

Shareholder’s interest:
Net unrealized investment gains (losses)	54.2	(2.7)

Accumulated non-owner changes in equity	54.2	(2.7)
Common stock ($1,000 par value, 2,000 shares authorized, issued and outstanding)	2.0	2.0
Additional paid-in capital	422.6	387.6
Retained earnings	81.5	68.7

Total shareholder’s interest	560.3	455.6

Total liabilities and shareholder’s interest	$4,571.0	$3,845.2

See accompanying notes to financial statements.

F-2

GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

Statements of Income

(Dollar amounts in millions)

	Years Ended December 31,
	2002	2001	2000
Revenues:
Net investment income	$220.7	$195.8	$155.5
Premiums	221.5	188.6	113.7
Net realized investment gains (losses)	7.5	22.2	(1.1)
Other income	1.2	1.3	3.0

Total revenues	450.9	407.9	271.1

Benefits and expenses:
Benefits and other changes in policy reserves	259.3	155.5	104.4
Interest credited	129.6	113.5	87.9
Commissions	68.2	79.0	50.6
General expenses	35.1	30.3	23.1
Amortization of intangibles, net	2.1	11.8	9.3
Change in deferred acquisition costs, net	(56.6)	(56.5)	(43.7)

Total benefits and expenses	437.7	333.6	231.6

Income before income taxes	13.2	74.3	39.5
Provision for income taxes	0.4	27.3	14.5

Net income	$12.8	$47.0	$25.0

See accompanying notes to financial statements.

F-3

GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

Statements of Shareholder’s Interest

(Dollar amounts in millions, except per share amounts)

	Common Stock		Additional Paid-In Capital	Accumulated Non-owner Changes In Equity	Total Retained Earnings (Deficit)	Total Shareholder’s Interest
	Shares	Amount
Balances at January 1, 2000	2,000	$2.0	$259.4	$(32.5)	$(3.3)	$225.6
Changes other than transactions with shareholder:
Net income	—	—	—	—	25.0	25.0
Net unrealized gains on investment securities (a)	—	—	—	62.2	—	62.2

Total changes other than transactions with shareholder	—	—	—	—	—	87.2
Non-cash capital contribution	—	—	83.2	—	—	83.2

Balances at December 31, 2000	2,000	2.0	342.6	29.7	21.7	396.0
Changes other than transactions with shareholder:
Net income	—	—	—	—	47.0	47.0
Net unrealized loss on investment securities (a)	—	—	—	(32.4)	—	(32.4)

Total changes other than transactions with shareholder	—	—	—	—	—	14.6
Capital contribution	—	—	45.0	—	—	45.0

Balances at December 31, 2001	2,000	2.0	387.6	(2.7)	68.7	455.6

Changes other than transactions with shareholder:
Net income	—	—	—	—	12.8	12.8
Net unrealized gain on investment securities (a)	—	—	—	56.9	—	56.9

Total changes other than transactions with shareholder	—	—	—	—	—	69.7
Capital contribution	—	—	35.0	—	—	35.0

Balances at December 31, 2002	2,000	$2.0	$422.6	$54.2	$81.5	$560.3

(a)	Presented net of deferred taxes of $(30.8), $17.7, and $(33.5) million in 2002, 2001 and 2000, respectively.

See accompanying notes to financial statements.

F-4

GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

Statements of Cash Flows

(Dollar amounts in millions)

	Years Ended December 31,
	2002	2001	2000
Cash flows from operating activities:
Net income	$12.8	$47.0	$25.0

Adjustments to reconcile net income to net cash provided by operating activities:
Change in reserves	304.3	194.5	274.6
Charges assessed to policyholders	(0.3)	0.2	(0.1)
Net realized investment (gains) losses	(7.5)	(22.2)	1.1
Amortization of investment premiums and discounts	4.4	(1.4)	(3.1)
Amortization of intangibles, net	2.1	11.8	9.3
Deferred income tax (benefit) provision	(13.7)	14.2	5.1
Change in certain assets and liabilities:
(Increase) decrease in:
Accrued investment income	4.3	(18.5)	(13.5)
Deferred acquisition costs, net	(56.6)	(56.5)	(43.7)
Other assets, net	149.1	(248.4)	2.8
Increase (decrease) in:
Other policy holder related balances	(15.3)	37.4	(0.2)
Policy and contract claims	32.2	16.0	36.3
Accounts payable and accrued expenses	(122.9)	117.9	29.8

Total adjustments	280.1	45.0	298.4

Net cash provided by operating activities	292.9	92.0	323.4

Cash flows from investing activities:
Short-term investing activities, net	(29.9)	69.0	(74.0)
Proceeds from sales and maturities of investments in securities	1,201.1	1,276.3	247.8
Purchases of securities	(1,835.2)	(1,965.6)	(444.3)
Mortgage and policy loan originations	(69.7)	(34.2)	(88.5)
Principal collected on mortgage and policy loans	64.6	24.5	24.3
Acquisition, net of cash	—	—	(246.4)

Net cash used in investing activities	(669.1)	(630.0)	(581.1)

Cash flows from financing activities:
Proceeds from issuance of investment contracts	605.6	717.3	488.4
Capital contribution	35.0	45.0	—
Redemption and benefit payments on investment contracts	(228.6)	(222.8)	(233.0)

Net cash provided by financing activities	412.0	539.5	255.4

Net increase (decrease) in cash and cash equivalents	35.8	1.5	(2.3)
Cash and cash equivalents at beginning of year	3.5	2.0	4.3

Cash and cash equivalents at end of year	$39.3	$3.5	$2.0

See accompanying notes to financial statements.

F-5

GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

December 31, 2002, 2001, and 2000

(Dollar amounts in millions)

(1)	Basis of Presentation and Summary of Significant Accounting Policies

The accompanying financial statements include the historical operations and accounts of GE Capital Life Assurance Company of New York (“GECLA-NY”). GECLA-NY (the “Company”, “we”, “us”, or “our” unless context otherwise requires) is a wholly-owned subsidiary of General Electrical Capital Assurance Company (“GE Capital Assurance”), which, in turn, is wholly-owned, directly or indirectly, by General Electric Company.

Basis of Presentation

These financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and related disclosures. Actual results could differ from those estimates. Certain prior year amounts may have been reclassified to conform to the current year presentation.

Products

Our product offerings are divided along two major segments of consumer needs: (i) Wealth Accumulation and Transfer, and (ii) Lifestyle Protection and Enhancement.

Wealth Accumulation and Transfer products are investment vehicles and insurance contracts intended to increase the policyholder’s wealth, transfer wealth to beneficiaries or provide a means for replacing the income of the insured in the event of premature death. Our principal product lines under the Wealth Accumulation and Transfer segment are deferred annuities (fixed and variable) and life insurance (universal, variable, and interest sensitive).

Lifestyle Protection and Enhancement products are products intended to protect accumulated wealth and income from the financial drain of unforeseen events. Our principal product line under the Lifestyle Protection and Enhancement segment is long-term care insurance.

We market and sell products in the State of New York through financial institutions and various agencies. During 2002, 2001 and 2000, 78%, 87%, and 82%, respectively, of product sales were distributed through five financial institutions, including one financial institution, which accounted for 55%, 59%, and 51%, respectively, of total product sales.

Revenues

Investment income is recorded when earned. Realized investment gains and losses are calculated on the basis of specific identification. Premiums on long-duration insurance products are recognized as earned when due or, in the case of life contingent immediate annuities, when the contracts are issued. Premiums received under annuity contracts without significant mortality risk and universal life products are not reported as revenues but as deposits and included in liabilities for future annuity and contract benefits. Variable product fees are charged to variable annuity and variable life policyholders based upon the daily net assets of the policyholders’ account values and are recognized as revenue when charged. Other income consists primarily of surrender charges on certain policies. Surrender charges are recognized as income when the policy is surrendered.

Cash and Cash Equivalents

Certificates, money market funds, and other time deposits with original maturities of less than 90 days are considered cash equivalents in the Balance Sheets and Statements of Cash Flows. Items with maturities greater than 90 days but less than one year are included in short term investments.

F-6

GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

Notes to Financial Statements — Continued

December 31, 2002, 2001, 2000

(Dollar amounts in millions)

Investment Securities

We have designated our fixed maturities (bonds) and our equity securities (non-redeemable preferred stock) as available-for-sale. The fair value for regularly traded fixed maturities and equity securities is based on quoted market prices. For fixed maturities not regularly traded, fair values are estimated using values obtained from independent pricing services or are estimated by discounting expected future cash flows using a current market rate applicable to the credit quality, and maturity of the investments, as applicable.

Changes in the fair values of investments available-for-sale, net of the effect on deferred policy acquisition costs, present value of future profits, and deferred federal income taxes, are reflected as unrealized investment gains or losses in a separate component of shareholder’s interest and, accordingly, have no effect on net income. Investment securities are regularly reviewed for impairment based on criteria that include the extent to which cost exceeds fair market value, the duration of market decline, and the financial health and the specific prospects of the issuer. Unrealized losses that are considered other than temporary are recognized in earnings through an adjustment to the amortized cost basis of the underlying securities.

We engage in certain securities lending transactions, which require the borrower to provide collateral, primarily consisting of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned.

Investment income on mortgage and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective method, whereby the amortized cost of the securities is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to investment income.

Mortgage loans are stated at the unpaid principal balance of such loans, net of allowances for estimated uncollectible amounts. The allowance for losses is determined primarily on the basis of management’s best estimate of probable losses, including specific allowances for known troubled loans, if any. Write-downs and the change in allowance are included in net realized investment gains and losses in the Statements of Income.

Short-term investments are stated at amortized cost which approximates fair value. Equity securities are stated at fair value.

Intangible Assets

(a)  Present Value of Future Profits

In conjunction with the acquisitions of life insurance companies, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called the present value of future profits (“PVFP”), represents the actuarially determined present value of the projected future cash flows from the acquired policies.

PVFP is amortized, net of accreted interest, in a manner similar to the amortization of deferred acquisition costs. Interest accretes at rates credited to policyholders on underlying contracts. Recoverability of PVFP is evaluated periodically by comparing the current estimate of expected future gross profits to the unamortized asset balance. If such comparison indicates that the expected gross profits will not be sufficient to recover PVFP, the difference is charged to expense.

PVFP is further adjusted to reflect the impact of unrealized gains or losses on fixed maturities classified as available for sale in the investment portfolio. Such adjustments are not recorded in our net income but rather as a credit or charge to shareholder’s interest, net of applicable income tax.

F-7

GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

Notes to Financial Statements — Continued

December 31, 2002, 2001, 2000

(Dollar amounts in millions)

(b)  Goodwill

As of January 1, 2002, we adopted Statement of Financial Accounting Standard No. 142, Goodwill and Other Intangible Assets (SFAS 142). Under SFAS 142, goodwill is no longer amortized but is tested for impairment using a fair value approach, at the “reporting unit” level. A reporting unit is the operating segment, or business one level below that operating segment (the “component” level) if discrete financial information is prepared and regularly reviewed by management at the component level. We recognize an impairment charge for any amount by which the carrying amount of a report unit’s goodwill exceeds its fair value. We used discounted cash flows to establish fair values. When available and as appropriate, we used comparative market multiples to corroborate discounted cash flow results. When a business within a reporting unit is disposed of, goodwill is allocated to the gain or loss on disposal using the relative fair value methodology.

Before December 31, 2001, we amortized goodwill over our estimated period of benefit on a straight-line basis. No amortization period exceeded 40 years. When an intangible asset’s carrying value exceeded associated expected operating cash flows, we considered it to be impaired and wrote it down to fair value, which we determined based on either discounted future cash flows or appraised values.

Deferred Acquisition Costs

Acquisition costs include costs and expenses that vary with and are primarily related to the acquisition of insurance and investment contracts.

Acquisition costs include first-year commissions in excess of recurring renewal commissions, certain support costs such as underwriting and policy issue costs, and the bonus feature of certain variable annuity products. For investment and universal life type contracts, amortization is based on the present value of anticipated gross profits from investments, interest credited, surrender and other policy charges, and mortality and maintenance expenses. Amortization is adjusted retroactively when current estimates of future gross profits to be realized are revised. For other long-duration insurance contracts, the acquisition costs are amortized in relation to the estimated benefit payments or the present value of expected future premiums.

Deferred acquisition costs are reviewed to determine if they are recoverable from future income, including investment income, and, if not considered recoverable, are charged to expense.

Income Taxes

We file a consolidated life insurance federal income tax return with our parent, GECA and its life insurance affiliates. The method of income tax allocation is subject to written agreement authorized by the Board of Directors. Allocation is based on the separate return liabilities with offsets for losses and credits utilized to reduce current consolidated tax liability. Intercompany tax balances are settled quarterly, with a final settlement after filing of the federal income tax return.

Deferred income taxes have been provided for the effects of temporary differences between financial reporting and tax bases of assets and liabilities and have been measured using the enacted marginal tax rates and laws that are currently in effect.

Reinsurance

Premium revenue, benefits, underwriting, acquisition and insurance expenses are reported net of the amounts relating to reinsurance ceded to other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies.

F-8

GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

Notes to Financial Statements — Continued

December 31, 2002, 2001, 2000

(Dollar amounts in millions)

Future Annuity and Contract Benefits

Future annuity and contract benefits consist of the liability for investment contracts, life insurance contracts, and accident and health contracts. Investment contract liabilities are generally equal to the policyholder’s current account value. The liability for insurance and accident and health contracts is calculated based upon actuarial assumptions as to mortality, morbidity, interest, expense and withdrawals with experience adjustments for adverse deviation where appropriate.

Liability for Policy and Contract Claims

The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of (a) claims that have been reported to the insurer, (b) estimated claims related to insured events that have occurred but that have not been reported to the insurer, as of the date the liability is estimated, and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process, and adjust claims.

Separate Accounts

The separate account assets and liabilities represent funds held, and the related liabilities for, the exclusive benefit of the variable annuity contract owners and variable life policyholders. We receive mortality risk and expense fees and administration charges from the variable mutual fund portfolios in the separate accounts. The separate account assets are carried at fair value and are equal to the liabilities that represent the contract owner and policyholders’ equity in those assets.

Accounting Changes

Under SFAS 142, goodwill is no longer amortized but is tested for impairment using a fair value methodology. We stopped amortizing goodwill effective January 1, 2002.

Under SFAS 142, we were required to test all existing goodwill for impairment as of January 1, 2002, on a “reporting unit” basis. No goodwill impairment charge was taken as a result of our goodwill testing for impairment in accordance with SFAS 142.

(2)	Investment Securities

General

For the years ended December 31, the sources of investment income were as follows:

	2002	2001	2000
Fixed maturities and equity securities	$197.1	$171.4	$133.8
Mortgage and policy loans	26.4	26.3	23.2

Gross investment income	223.5	197.7	157.0
Investment expenses	(2.8)	(1.9)	(1.5)

Net investment income	$220.7	$195.8	$155.5

F-9

GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

Notes to Financial Statements — Continued

December 31, 2002, 2001, 2000

(Dollar amounts in millions)

For the years ended December 31, sales proceeds and gross realized investment gains and losses resulting from the sales of investment securities available-for-sale were as follows:

	2002	2001	2000
Sales proceeds	$851.0	$996.2	$57.1

Gross realized investment:
Gains	33.8	34.2	2.3
Losses, including impairments (a)	(26.3)	(12.0)	(3.4)

Net realized investment gains (losses)	$7.5	$22.2	$(1.1)

(a)	Impairments were $(16.8), $(11.9) and $(1.0) in 2002, 2001 and 2000, respectively.

The additional proceeds from investments presented in our Statements of Cash Flows result from principal collected on mortgage and asset-backed securities, maturities, calls and sinking fund payments.

Net unrealized gains and losses on investment securities classified as available-for-sale are reduced by deferred income taxes and adjustments to PVFP and deferred acquisition costs that would have resulted had such gains and losses been realized. Net unrealized gains and losses on available-for-sale securities are reflected as a separate component of shareholder’s interest at December 31 and are summarized as follows:

Net unrealized gains (losses) on available-for-sale investment securities before adjustments:

	2002	2001	2000
Fixed maturities	$90.0	$(18.4)	$47.3
Equity securities	(4.3)	(0.4)	—

Subtotal	85.7	(18.8)	47.3
Adjustments to the present value of future profits and deferred acquisition costs	(2.4)	14.4	(1.6)
Deferred income taxes	(29.1)	1.7	(16.0)

Net unrealized gains (losses) on available-for-sale investment securities	$54.2	$(2.7)	$29.7

The change in the net unrealized gains (losses) on investment securities reported in accumulated non-owner changes in equity is as follows:

	2002	2001	2000
Net unrealized gains (losses) on investment securities — beginning of year	$(2.7)	$29.7	$(32.5)
Unrealized gains (losses) on investment securities — net of deferred taxes of $(33.4), $9.9 and $(33.1)	61.8	(18.0)	61.5
Reclassification adjustments — net of deferred taxes of $2.6, $7.8 and $(0.4)	(4.9)	(14.4)	0.7

Net unrealized gain (loss) on investment securities — end of year	$54.2	$(2.7)	$29.7

F-10

GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

Notes to Financial Statements — Continued

December 31, 2002, 2001, 2000

(Dollar amounts in millions)

At December 31, the amortized cost, gross unrealized gains and losses, and fair values of our fixed maturities and equity securities available-for-sale were as follows:

2002	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Fixed maturities:
U.S. government and agency	$22.0	$0.7	$(0.1)	$22.6
Non-U.S. government	10.1	0.5	—	10.6
Non-U.S. corporate	225.6	12.4	(3.6)	234.4
U.S. corporate	2,118.2	89.8	(48.0)	2,160.0
Mortgage-backed	569.7	24.3	(0.2)	593.8
Asset-backed	401.1	14.5	(0.3)	415.3

Total fixed maturities	3,346.7	142.2	(52.2)	3,436.7
Non-redeemable preferred stock	41.2	—	(4.3)	36.9

Total available-for-sale securities	$3,387.9	$142.2	$(56.5)	$3,473.6

2001	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Fixed maturities:
U.S. government and agency	$79.3	$0.5	$(5.5)	$74.3
Non-U.S. government	4.5	—	(0.1)	4.4
Non-U.S. corporate	167.1	4.0	(7.6)	163.5
U.S. corporate	1,506.2	24.0	(54.4)	1,475.8
Mortgage-backed	441.6	9.1	(0.7)	450.0
Asset-backed	506.0	13.3	(1.0)	518.3

Total fixed maturities	2,704.7	50.9	(69.3)	2,686.3
Non-redeemable preferred stock	45.9	0.4	(0.8)	45.5

Total available-for-sale securities	$2,750.6	$51.3	$(70.1)	$2,731.8

The scheduled maturity distribution of the fixed maturity portfolio at December 31, 2002 follows. Expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
Due in one year or less	$102.9	$101.3
Due after one year through five years	1,083.7	1,110.0
Due after five years through ten years	320.4	331.3
Due after ten years	868.9	885.0

Subtotal	2,375.9	2,427.6
Mortgaged backed securities	569.7	593.8
Asset backed securities	401.1	415.3

Totals	$3,346.7	$3,436.7

At December 31, 2002, $210.6 of our investments (excluding mortgage and asset-backed securities) were subject to certain call provisions.

F-11

GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

Notes to Financial Statements — Continued

December 31, 2002, 2001, 2000

(Dollar amounts in millions)

As required by law, we have investments on deposit with governmental authorities and banks for the protection of policyholders of $1.1 at December 31, 2002 and December 31, 2001, respectively.

At December 31, 2002, approximately 27.1%, 13.8% and 14.0% of our investment portfolio is comprised of securities issued by the manufacturing, utility, and finance industries, respectively, the vast majority of which are rated investment grade and which are senior secured bonds. No other industry group comprises more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the United States and is not dependent on the economic stability of one particular region.

At December 31, 2002, we did not hold any fixed maturity securities, other than securities issued or guaranteed by the U.S. government, which exceeded 10% of shareholder’s interest.

The credit quality of the fixed maturity portfolio at December 31 follows. The categories are based on the higher of the ratings published by Standard & Poors or Moody’s.

	2002		2001
	Fair Value	Percent	Fair Value	Percent
Agencies and treasuries	$111.4	3.2%	$129.7	4.8%
AAA/Aaa	842.7	24.5	863.1	32.1
AA/Aa	370.5	10.8	221.0	8.2
A/A	896.1	26.1	566.5	21.1
BBB/Baa	788.4	22.9	608.6	22.7
BB/Ba	108.5	3.2	47.1	1.8
B/B	26.0	0.8	2.0	0.1
CCC	—	—	10.6	0.4
CC	5.0	0.1	3.6	0.1
Not rated	288.1	8.4	234.1	8.7

Totals	$3,436.7	100.0%	$2,686.3	100.0%

Bonds with ratings ranging from AAA/Aaa to BBB-/Baa3 are generally regarded as investment grade securities. Some agencies and treasuries (that is, those securities issued by the United States government or an agency thereof) are not rated, but all are considered to be investment grade securities. Finally, some securities, such as private placements, have not been assigned a rating by any rating service and are therefore categorized as “not rated.” This has neither positive nor negative implications regarding the value of the security.

At December 31, 2002 and 2001, there were fixed maturities in default (issuer has missed a coupon payment or entered bankruptcy) with a fair value of $9.3 and $6.0, respectively.

Mortgage Loans

For the years ended December 31, 2002 and 2001, respectively, we originated $23.5 and $9.3 of mortgages secured by real estate in California, which represents 33.7% and 27.1% of our total originations for those years.

We have certain investment commitments to provide fixed-rate loans. The investment commitments, which would be collateralized by related properties of the underlying investments, involve varying elements of credit and market risk. At December 31, 2002 and 2001, we were committed to fund $1.7 and $7.1, respectively, in mortgage loans.

F-12

GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

Notes to Financial Statements — Continued

December 31, 2002, 2001, 2000

(Dollar amounts in millions)

“Impaired” loans are defined under U.S. GAAP as loans for which it is probable that the leader will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases or large groups of smaller-balance homogenous loans, and therefore applies principally to our commercial loans.

Under these principles, we have two types of “impaired” loans: loans requiring allowances for losses and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition. There were no impaired loans in 2002, 2001, or 2000.

The following table presents the activity in the allowance for losses during the years ended December 31:

	2002	2001	2000
Balance at January 1	$2.6	$1.9	$1.3
Provision charged to operations	0.4	0.7	0.6

Balance at December 31	$3.0	$2.6	$1.9

The allowance for losses on mortgage loans at December 31, 2002, 2001, and 2000 represented 0.9%, 0.8%, and 0.6% of gross mortgage loans, respectively.

There were no non-income producing mortgage loans as of December 31, 2002 and 2001.

(3)	Deferred Acquisition Costs

Activity impacting deferred acquisition costs for the years ended December 31, was as follows:

	2002	2001	2000
Unamortized balance at January 1	$180.1	$123.6	$79.9
Costs deferred	71.7	66.6	49.6
Amortization, net	(15.1)	(10.1)	(5.9)

Unamortized balance at December 31	236.7	180.1	123.6

Cumulative effect of net unrealized investment (gains) losses	(2.6)	12.8	(1.2)

Balance at December 31	$234.1	$192.9	$122.4

(4)	Intangible Assets and Goodwill

(a) Present Value of Future Profits (PVFP)

The method used by us to value PVFP in connection with acquisitions is summarized as follows: (1) identify the future gross profits attributable to certain lines of business, (2) identify the risks inherent in realizing those gross profits, and (3) discount those gross profits at the rate of return that we must earn in order to accept the inherent risks.

F-13

GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

Notes to Financial Statements — Continued

December 31, 2002, 2001, 2000

(Dollar amounts in millions)

The following table presents the activity in PVFP for the years ended December 31:

	2002	2001	2000
Unamortized balance at January 1	$99.5	$131.7	$21.8
Acquisitions	—	(23.8)	117.2
Accreted interest	7.1	7.4	4.1
Amortization	(9.2)	(15.8)	(11.4)

Unamortized balance at December 31	97.4	99.5	131.7
Cumulative effect of net unrealized investment losses (gains)	0.2	1.6	(0.4)

Balance at December 31	$97.6	$101.1	$131.3

The estimated percentage of the December 31, 2002 balance, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

2003	8.8%
2004	9.4%
2005	10.1%
2006	11.5%
2007	11.3%

(b)  Goodwill

For both December 31, 2002 and 2001, total unamortized goodwill was $54.1 which is shown net of accumulated amortization and adjustments of $15.4. Goodwill amortization was $3.4 and $2.0 for the years ending 2001 and 2000, respectively. Under SFAS 142 (effective January 1, 2002), goodwill is no longer amortized but is tested for impairment using a fair value methodology.

As of December 31, 2002 goodwill was comprised of the following:

Wealth Accumulation and Transfer	$25.3
Lifestyle Protection and Enhancement	28.8

Total	$54.1

The effects on earnings excluding such goodwill amortization from 2002, 2001 and 2000 follow:

	2002	2001	2000
Net income as reported	$12.8	$47.0	$25.0

Net income excluding goodwill amortization	$12.8	$50.4	$27.0

(5)	Reinsurance

Certain policy risks are reinsured with other insurance companies to limit the amount of loss exposure. Reinsurance contracts do not relieve us from our obligations to policyholders. In the event that the reinsurers are unable to meet their obligations, we remain liable for the reinsured claims. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. We do not have significant concentrations of reinsurance with any one reinsurer that could have a material impact on our results of operations.

F-14

GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

Notes to Financial Statements — Continued

December 31, 2002, 2001, 2000

(Dollar amounts in millions)

We have a reinsurance agreement with an affiliated company whereby we assumed all liabilities and future premiums related to the affiliate’s New York business. Certain fixed maturities with a fair value of $36.5 and $40.6 at December 31, 2002 and 2001, respectively were held in trust for the benefit of policyholders.

During 2000, we began underwriting and distributing long-term care insurance through a strategic alliance with The Travelers Insurance Company (“Travelers”) and certain of its Citigroup affiliates. Under the arrangement, we assumed through indemnity reinsurance 90% of Travelers existing long-term care insurance business issued in New York and entered into a continuing agreement with various Citigroup distribution channels including Travelers.

The maximum amount of individual ordinary life insurance normally retained by us on any one life may not exceed $0.2. Net life insurance in force as of December 31 is summarized as follows:

	2002	2001	2000
Direct life insurance in force	$3.1	$0.5	$(14.1)
Amounts assumed from other companies	97.1	99.8	115.0
Amounts ceded to other companies	—	(0.6)	(0.6)

Net life insurance in force	$100.2	$99.7	$100.3

Percentage of amount assumed to net	96.9%	100.1%	114.7%

The effects of reinsurance on premiums written and earned for the years ended December 31 were as follows:

	Written			Earned
	2002	2001	2000	2002	2001	2000
Direct	$143.4	$115.8	$87.1	$140.0	$114.4	$83.8
Assumed	82.2	82.3	33.1	86.7	78.2	33.1
Ceded	(5.2)	(3.9)	(3.0)	(5.2)	(4.0)	(3.2)

Net premiums	$220.4	$194.2	$117.2	$221.5	$188.6	$113.7

Percentage of amount assumed to net				39.1%	41.5%	29.1%

Reinsurance recoveries recognized as a reduction of benefits amounted to $14.9, $16.9 and $14.2 during 2002, 2001, and 2000, respectively.

(6)	Future Annuity and Contract Benefits

Investment Contracts

Investment contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholders’ contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management. At December 31, 2002 and 2001, investment contract liabilities totaled $2,819.6 and $2,333.8, respectively.

Insurance Contracts

Insurance contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums based on mortality, morbidity, and other assumptions which were appropriate at the time the policies were issued

F-15

GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

Notes to Financial Statements — Continued

December 31, 2002, 2001, 2000

(Dollar amounts in millions)

or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. Any changes in the estimated liability are reflected in income as estimates are revised. At December 31, 2002 and 2001, insurance contract liabilities totaled $836.3 and $639.6, respectively.

Universal Life

Universal Life contracts are broadly defined to include contracts that provide either death or annuity benefits and have features which may include various policyholder changes, credited interest, and/or variable premiums. At December 31, 2002 and 2001, universal life contract liabilities totaled $10.0 and $10.3, respectively.

(7)	Related-Party Transactions

We receive administrative services from certain affiliates for which progress payments for these services are made monthly. For the years ended December 31, 2002, 2001, and 2000, these services were valued at $27.2, $15.8 and $20.2, respectively.

In 2002, we entered into an investment management agreement with GE Asset Management Incorporated (“GEAM”) under which we incurred expenses of $2.6 million payable to GEAM as compensation for the investment services.

In 2002, we have a current federal income tax receivable from affiliates of $1.6.

During each of 2002, 2001 and 2000 we collected $2.5, $2.5, and $2.8, respectively of premiums from various GE affiliates for long-term care insurance provided to employees of such affiliates.

During 2002 and 2001, we received capital contributions of $35.0 and $45.0, respectively from GE Capital Assurance as reflected in the Statements of Shareholder’s Interest.

During 2002, we sold certain securities to an affiliate at a fair value established as if it were an arms-length, third party transaction, which resulted in a gain of $0.8.

During 2000, we entered into an agreement with GNA Corporation, an affiliate, in which GNA Corporation assumed, on a non-recourse basis, certain tax liabilities. Accordingly, the assumption of such liabilities was recorded as a non-cash capital contribution.

(8)	Income Taxes

The total provision (benefit) for income taxes for the years ended December 31 consisted of the following components:

	2002	2001	2000
Current federal income tax	$14.1	$13.1	$9.4
Deferred federal income tax	(13.7)	14.2	5.1

Total income tax provision	$0.4	$27.3	$14.5

The reconciliation of the federal statutory tax rate to the effective income tax rate is as follows:

	2002	2001	2000
Statutory U.S. federal income tax rate	35.0%	35.0%	35.0%
Non-deductible goodwill amortization	—	1.6	1.7
IRS Settlement (a)	(32.5)	—	—
Other, net	0.5	0.1	—

Effective rate	3.0%	36.7%	36.7%

F-16

GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

Notes to Financial Statements — Continued

December 31, 2002, 2001, 2000

(Dollar amounts in millions)

(a) In 2002, we reached a favorable settlement with the Internal Revenue Service regarding the treatment of certain reserves for obligations to policyholders on life insurance contracts resulting in a benefit of $4.3. The benefits associated with the settlement are non-recurring and are in excess of the tax liabilities assumed by GNA Corporation in 2000, as described in Note 7.

The components of the net deferred income tax liability at December 31 are as follows:

	2002	2001
Assets:
Net unrealized losses on investment securities	$—	$1.7
Investments	11.7	—
Future annuity and contract benefits	92.6	92.0

Total deferred income tax assets	104.3	93.7

Liabilities:
Net unrealized gains on investment securities	29.1	—
Investments	—	1.8
Present value of future profits	32.6	43.9
Deferred acquisition costs	61.1	49.1
Other, net	0.3	1.8

Total deferred income tax liability	123.1	96.9

Net deferred income tax liability	$18.8	$2.9

Based on an analysis of our tax position, management believes it is more likely than not that reversing deferred tax liabilities, the results of future operations and implementation of tax planning strategies will generate sufficient taxable income enabling us to realize our gross deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

We paid (received) $13.9, $24.0 and $(3.9) for federal and state income taxes in 2002, 2001, and 2000, respectively.

At December 31, 2002 and 2001, the deferred income tax liability was $18.8 and $2.9, respectively. At December 31, 2002 and 2001, the current income tax liability was $2.1 and $5.5, respectively.

(9)	Litigation

The Company is a defendant in various cases of litigation considered to be in the normal course of business. The Company believes that the outcome of such litigation will not have a material adverse impact on our financial condition or results of operations.

(10)	Fair Value of Financial Instruments

Assets and liabilities that are reflected in the Financial Statements at fair value are not included in the following disclosures; such items include cash and cash equivalents, investment securities, and separate accounts. Although management has made every effort to develop the fairest representation of fair value for this section, it would be unusual if the estimates could actually have been realized at December 31, 2002 and 2001.

A description of how fair values are estimated follows:

Mortgage loans.    Based on quoted market prices, recent transactions and/or discounted future cash flows, using rates at which similar loans would have been made to similar borrowers.

Investment contract benefits.    Based on expected future cash flows, considering expected renewal premiums, claims, refunds and servicing costs, discounted at a current market rate.

F-17

GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

Notes to Financial Statements — Continued

December 31, 2002, 2001, 2000

(Dollar amounts in millions)

Information about certain financial instruments that were not carried at fair value at December 31, 2002 and 2001, is summarized as follows:

	2002				2001
	Notional Amount		Carrying Amount	Fair Value	Notional Amount		Carrying Amount	Fair Value
Mortgage loans	(a	)	$343.4	$377.8	(a	)	$338.6	$351.1
Investment contracts	(a	)	$2,819.6	$2,711.6	(a	)	$2,333.8	$2,352.3
Ordinary course of business lending commitments	1.7		$—	—	7.1		—	—

(a) These financial instruments do not have notional amounts.

(11)	Restrictions on Dividends

State insurance departments that regulate life insurance companies recognize only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under law, and for determining whether its financial condition warrants the payment of a dividend to its shareholders. The maximum amount of dividends, which can be paid by State of New York insurance companies to shareholders without prior approval of the Insurance Commissioner, is subject to certain restrictions. No dividend payout may be made without prior approval.

(12)	Supplementary Financial Data

We file financial statements with state insurance regulatory authorities and the National Association of Insurance Commissioners (“NAIC”) that are prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income and shareholder’s interest. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by the state insurance authority. We have no significant permitted accounting practices. In 2002, statutory capital and surplus increased by $65 primarily related to the State of New York adopting deferred taxes. The impact of adoption of codification decreased statutory capital and surplus by $(2) in 2001, primarily related to investment impairments.

Unaudited statutory net (loss) income for the years ended December 31, 2002, 2001, and 2000 was $(32.3), $(37.9) and $(68.2), respectively. Unaudited statutory capital and surplus was $172.6 as of December 31, 2002 and $155.7 as of December 31, 2001.

The NAIC has adopted Risk-Based Capital (“RBC”) requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (1) asset risk, (2) insurance risk, (3) interest rate risk, and (4) business risks. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, we periodically monitor our RBC level. At December 31, 2002, we had total adjusted capital in excess of amounts requiring company action or any level of regulatory action at any prescribed RBC level.

(13)	Operating Segment Information

We conduct our operations through two business segments: (1) Wealth Accumulation and Transfer, comprised of products intended to increase the policyholder’s wealth, transfer wealth to beneficiaries or provide a means for replacing the income of the insured in the event of premature death, and (2) Lifestyle Protection and Enhancement, comprised of products intended to protect accumulated wealth and income from the financial drain of unforeseen events. See Note 1 for further discussion of our principal products.

F-18

GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

Notes to Financial Statements — Continued

December 31, 2002, 2001, 2000

(Dollar amounts in millions)

The following is a summary of industry segment activity for 2002, 2001, and 2000:

2002 — Segment Data

	Wealth Accumulation & Transfer	Lifestyle Protection & Enhancement	Total
Revenues:
Net investment income	$178.4	$42.3	$220.7
Premiums	63.1	158.4	221.5
Net realized investment gains	7.5	—	7.5
Other income	1.2	—	1.2

Total revenues	250.2	200.7	450.9

Benefits and expenses:
Interest credited, benefits and other changes in policy reserves	204.5	184.4	388.9
Commissions	42.2	26.0	68.2
Amortization of intangibles	1.0	1.1	2.1
Other operating costs and expenses	(21.5)	—	(21.5)

Total benefits and expenses	226.2	211.5	437.7

Income before income taxes	$24.0	$(10.8)	$13.2

Provision (benefit) for income taxes	$4.3	$(3.9)	$0.4

Total assets	$3,604.5	$966.5	$4,571.0

2001 — Segment Data

	Wealth Accumulation & Transfer	Lifestyle Protection & Enhancement	Total
Revenues:
Net investment income	$160.5	$35.3	$195.8
Premiums	42.5	146.1	188.6
Net realized investment gains (losses)	22.2	—	22.2
Other income	1.3	—	1.3

Total revenues	226.5	181.4	407.9

Benefits and expenses:
Interest credited, benefits and other changes in policy reserves	165.4	103.6	269.0
Commissions	47.5	31.5	79.0
Amortization of intangibles	3.7	8.1	11.8
Other operating costs and expenses	(32.1)	5.9	(26.2)

Total benefits and expenses	184.5	149.1	333.6

Income before income taxes	$42.0	$32.3	$74.3

Provision (benefit) for income taxes	$15.4	$11.9	$27.3

Total assets	$3,098.4	$746.8	$3,845.2

F-19

GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

Notes to Financial Statements — Continued

December 31, 2002, 2001, 2000

(Dollar amounts in millions)

2000 — Segment Data

	Wealth Accumulation & Transfer	Lifestyle Protection & Enhancement	Total
Revenues:
Net investment income	$138.7	$16.8	$155.5
Premiums	29.2	84.5	113.7
Net realized investment gains (losses)	(1.1)	—	(1.1)
Other income	3.1	(0.1)	3.0

Total revenues	169.9	101.2	271.1

Benefits and expenses:
Interest credited, benefits and other changes in policy reserves	125.1	67.2	192.3
Commissions	31.8	18.8	50.6
Amortization of intangibles	5.5	3.8	9.3
Other operating costs and expenses	(18.5)	(2.1)	(20.6)

Total benefits and expenses	143.9	87.7	231.6

Income before income taxes	$26.0	$13.5	$39.5

Provision (benefit) for income taxes	$9.7	$4.8	$14.5

Total assets	$2,354.6	$567.1	$2,921.7

F-20

SUPPLEMENT DATED SEPTEMBER 15, 2003 TO

PROSPECTUS DATED MAY 1, 2003 FOR

FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

ISSUED BY

GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

THROUGH ITS

GE CAPITAL LIFE SEPARATE ACCOUNT II

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

On July 17, 2003 the Board of Trustees for the Dreyfus Investment Portfolios — Emerging Markets Portfolio voted to liquidated the Dreyfus Investment Portfolios — Emerging Markets Portfolio due to the portfolio’s small asset size, lack of growth potential, and operating expenses. It was the determination of the Board that it was advisable and in the best interest of the Portfolio and its shareholders to liquidate the Portfolio and cease operations.

On May 16, 2003 the Board of Trustees for the Federated Insurance Series — Federated International Small Company Fund II voted to liquidate the Federated Insurance Series — Federated International Small Company Fund II. The Board made this decision based upon the Portfolio’s small size, its lack of asset growth and the affect of market timing on the management of the Portfolio. The Portfolio’s operating expenses, before taking into account voluntary waivers, are very high and may increase if the investment adviser does not continue to waive expenses to the extent it has in the past.

In accordance with the Boards of Trustees decision to liquidate, the Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares and the Federated International Small Company Fund II will not be available for new purchase payments or new transfers on or after October 30, 2003. All assets held by the Separate Account invested in the Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares and the Federated International Small Company Fund II will be transferred at the close of trading on the New York Stock Exchange on November 14, 2003 to the GE Investments Funds, Inc. — Money Market Fund.

You may make transfers from the Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares and the Federated International Small Company Fund II to one or more of the Subaccounts investing in the Portfolios listed below. (You may only invest in up to 10 Subaccounts and the Guarantee Account, if available, at any one time.)

Transfers made from the Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares and the Federated Insurance Series — Federated International Small Company Fund II during the period of September 15, 2003 to November 14, 2003 will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.

	Subaccount Investing In	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

AIM VARIABLE INSURANCE FUNDS	AIM V.I. Basic Value Fund — Series II Shares	Seeks long-term growth of capital.	A I M Advisors, Inc.

	AIM V.I. Capital Appreciation Fund — Series I Shares	Seeks growth of capital.	A I M Advisors, Inc.

	AIM V.I. Growth Fund — Series I Shares	Seeks growth of capital.	A I M Advisors, Inc.

	AIM V.I. Premier Equity Fund — Series I Shares	Seeks to achieve long-term growth of capital. Income is a secondary objective.	A I M Advisors, Inc.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.	Growth and Income Portfolio — Class B	Seeks reasonable current income and reasonable opportunity for appreciation.	Alliance Capital Management, L.P.

	Premier Growth Portfolio — Class B	Seeks growth of capital.	Alliance Capital Management, L.P.

	Quasar Portfolio — Class B	Seeks growth of capital.	Alliance Capital Management, L.P.

	Technology Portfolio — Class B	Seeks growth of capital.	Alliance Capital Management, L.P.

DREYFUS	The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	Seeks to provide capital growth, with current income as a secondary goal.	The Dreyfus Corporation

EATON VANCE VARIABLE TRUST	VT Floating-Rate Income Fund	Seeks high current income.	Eaton Vance Management

	VT Worldwide Health Sciences Fund	Seeks long-term capital growth.	OrbiMed Advisors Inc.

FEDERATED INSURANCE SERIES	Federated High Income Bond Fund II — Service Shares	Seeks high current income.	Federated Investment Management Company

	Federated Kaufmann Fund II — Service Shares	Seeks capital appreciation.	Federated Investment Management Company (subadvised by Federated Global Investment Management Corp.)

FIDELITY VARIABLE INSURANCE PRODUCTS FUND (“VIP”)	VIP Equity-Income Portfolio — Service Class 2	Seeks reasonable income and will consider the potential for capital appreciation.	Fidelity Management & Research Company; (subadvised by FMR Co., Inc. (FMRC))

	VIP Growth Portfolio — Service Class 2	Seeks capital appreciation.	Fidelity Management & Research Company; (subadvised by FMR Co., Inc. (FMRC))

	Subaccount Investing In	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II (“VIP II”)	VIP II Contrafund® Portfolio — Service Class 2	Seeks long-term capital appreciation.	Fidelity Management & Research Company (subadvised by Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Management & Research (Far East) Inc. (FMR Far East) and Fidelity Investments Japan Limited (FIJ); FMR Co., Inc. (FMRC))

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III (“VIP III”)	VIP III Dynamic Capital Appreciation Portfolio — Service Class 2	Seeks capital appreciation.	Fidelity Management & Research Company (subadvised by Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Management & Research (Far East) Inc. (FMR Far East) and Fidelity Investments Japan Limited (FIJ); FMR Co., Inc. (FMRC))

	VIP III Growth & Income Portfolio — Service Class 2	Seeks high total return.	Fidelity Management & Research Company (subadvised by Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Management & Research (Far East) Inc. (FMR Far East) and Fidelity Investments Japan Limited (FIJ); FMR Co., Inc. (FMRC))

	VIP III Mid Cap Portfolio — Service Class 2	Seeks long-term growth of capital.	Fidelity Management & Research Company (subadvised by Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Management & Research (Far East) Inc. (FMR Far East) and Fidelity Investments Japan Limited (FIJ); FMR Co., Inc. (FMRC))

GE INVESTMENTS FUNDS, INC.	Income Fund	Seeks maximum income.	GE Asset Management Incorporated

	Mid-Cap Value Equity Fund	Seeks long-term growth of capital and future income.	GE Asset Management Incorporated

	Money Market Fund	Seeks a high level of current income.	GE Asset Management Incorporated

	Subaccount Investing In	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

	Premier Growth Equity Fund	Seeks long-term growth of capital and future income.	GE Asset Management Incorporated

	Real Estate Securities Fund	Seeks maximum total return through current income and capital appreciation.	GE Asset Management Incorporated (subadvised by Seneca Capital Management)

	S&P 500® Index Fund[1]	Seeks growth of capital and accumulation of income.	GE Asset Management Incorporated (subadvised by SSgA Funds Management, Inc.)

	Small-Cap Value Equity Fund	Seeks long-term growth of capital.	GE Asset Management Incorporated (subadvised by Palisade Capital Management, L.L.C.)

	Total Return Fund	Seeks the highest total return, composed of current income and capital appreciation.	GE Asset Management Incorporated

	U.S. Equity Fund	Seeks long-term growth of capital and future income.	GE Asset Management Incorporated

	Value Equity Fund	Seeks long-term growth of capital.	GE Asset Management Incorporated

GREENWICH STREET SERIES FUND	Salomon Brothers Variable Emerging Growth Fund — Class II	Seeks capital appreciation.	Salomon Brothers Asset Management Inc

JANUS ASPEN SERIES	Balanced Portfolio — Service Shares	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Capital Management LLC

	Capital Appreciation Portfolio — Service Shares	A non-diversified[2] portfolio that seeks long-term growth of capital.	Janus Capital Management LLC

	Global Life Sciences Portfolio — Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC

	Global Technology Portfolio — Service Shares	A non-diversified[2] portfolio that seeks long-term growth of capital.	Janus Capital Management LLC

	Growth Portfolio — Service Shares	Seeks long-term growth of capital in a manner consistent with the preservation of capital.	Janus Capital Management LLC

	International Growth Portfolio — Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC

[1]	“Standard & Poor’s,” “S&P,” and “S&P 500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500® Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the Policy.
[2]	A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security’s increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

	Subaccount Investing In	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

	Mid Cap Growth Portfolio — Service Shares (formerly, Aggressive Growth Portfolio)	A non-diversified[1] portfolio that seeks long-term growth of capital.	Janus Capital Management LLC

	Worldwide Growth Portfolio — Service Shares	Seeks long-term growth of capital in a manner consistent with the preservation of capital.	Janus Capital Management LLC

MFS® VARIABLE INSURANCE TRUST	MFS® Investors Growth Stock Series — Service Class Shares	Seeks long-term growth of capital and future income rather than current income.	Massachusetts Financial Services Company (“MFS®”)

	MFS® Investors Trust Series — Service Class Shares	Seeks long-term growth of capital and secondarily reasonable current income.	Massachusetts Financial Services Company (“MFS®”)

	MFS® New Discovery Series — Service Class Shares	Seeks capital appreciation.	Massachusetts Financial Services Company (“MFS®”)

	MFS® Utilities Series — Service Class Shares	Seeks capital growth and current income.	Massachusetts Financial Services Company (“MFS®”)

NATIONS SEPARATE ACCOUNT TRUST	Nations Marsico Growth Portfolio	Seeks long-term growth of capital.	Banc of America Advisors, LLC (subadvised by Marsico Capital)

	Nations Marsico International Opportunities Portfolio	Seeks long-term growth of capital.	Banc of America Advisors, LLC (subadvised by Marsico Capital)

OPPENHEIMER VARIABLEACCOUNT FUNDS	Oppenheimer Aggressive Growth Fund/VA — Service Shares	Seeks capital appreciation.	OppenheimerFunds, Inc.

	Oppenheimer Capital Appreciation Fund/VA — Service Shares	Seeks capital appreciation.	OppenheimerFunds, Inc.

	Oppenheimer Global Securities Fund/VA — Service Shares	Seeks long-term capital appreciation.	OppenheimerFunds, Inc.

	Oppenheimer Main Street Fund/VA — Service Shares (formerly, Oppenheimer Main Street Growth & Income Fund/VA)	Seeks high total return.	OppenheimerFunds, Inc.

	Oppenheimer Main Street Small Cap Fund/VA — Service Shares	Seeks capital appreciation.	OppenheimerFunds, Inc.

[1]	A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security’s increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

	Subaccount Investing In	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

PIMCO VARIABLE INSURANCE TRUST	Foreign Bond Portfolio — Administrative Class Shares	A non-diversified[1] portfolio that series to maximum total return	Pacific Investment Management Company LLC

	High Yield Portfolio — Administrative Class Shares	Seeks to maximize total return.	Pacific Investment Management Company LLC

	Long-Term U.S. Government Portfolio — Administrative Class Shares	Seeks to maximize total return.	Pacific Investment Management Company LLC

	Total Return Portfolio — Administrative Class Shares	Seeks to maximize total return.	Pacific Investment Management Company LLC

THE PRUDENTIAL SERIES FUND, INC.	Jennison Portfolio — Class II	Seeks long-term growth of capital.	Prudential Investments LLC (subadvised by Jennison Associates LLC)

	Jennison 20/20 Focus Portfolio — Class II	Seeks long-term growth of capital.	Prudential Investments LLC (subadvised by Jennison Associates LLC)

RYDEX VARIABLE TRUST	OTC Fund[2]	A non-diversified[1] portfolio that seeks to provide investment results that correspond to a benchmark for over-the-counter securities by investing primarily in securities of companies included in NASDAQ 100 Index™.	Rydex Global Advisors

SALOMON BROTHERS VARIABLE SERIES FUND INC	Salomon Brothers Variable All Cap Fund — Class II	Seeks long-term growth of capital.	Salomon Brothers Asset Management Inc

VAN KAMPEN LIFE INVESTMENT TRUST	Comstock Portfolio — Class II Shares	Seeks capital growth and income.	Van Kampen Asset Management Inc.

	Emerging Growth Portfolio — Class II Shares	Seeks capital appreciation.	Van Kampen Asset Management Inc.

[1]	A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security’s increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.
[2]	The NASDAQ 100 Index™ is an unmanaged index that is a widely recognized indicator of OTC Market performance.

Not all of these Portfolios may be available in all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Service Center by calling:

1-800-313-5282

or by writing us at our:

Service Center

6610 West Broad Street

Richmond, Virginia 23230

Please be sure to include your name, the Annuitant’s name, your contract number and your current mailing address on any written correspondence so that we may be sure the correct prospectuses are mailed to you.

In addition, the first paragraph of the section entitled “The Company” in your prospectus is amended as follows:

We are a stock life insurance company that was incorporated in New York on February 23, 1988. We principally offer annuity contracts and life insurance policies. We do business in the State of New York. Our Home Office is located at 622 Third Avenue, 33rd Floor, New York, New York 10017. Our Service Center is located at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under this contract.

SUPPLEMENT DATED SEPTEMBER 2, 2003 TO

PROSPECTUS DATED MAY 1, 2003 FOR

FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

ISSUED BY

GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

THROUGH ITS

GE CAPITAL LIFE SEPARATE ACCOUNT II

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

1.	The third paragraph of the “Guarantee Account” section of your prospectus is amended as follows:

Generally, you may allocate your purchase payments and/or transfer assets to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account. Currently, for such contracts, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee Account are credited interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the “Charges and Other Deductions” provision in this prospectus.

2.	The first paragraph of the “Allocation of Purchase Payments” provision located in “The Contract” section is amended as follows:

We place purchase payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio and/or the Guarantee Account, according to your instructions. You may allocate purchase payments to up to 10 Subaccounts plus the Guarantee Account at any one time. The percentage of purchase payment which you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account. Currently, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account.

3.	The “Transfers from the Subaccounts to the Guarantee Account” provision located in the “Transfers” section is amended as follows:

We may restrict certain transfers from the Subaccounts to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, we may also limit the amount that may be allocated to the Guarantee Account. Currently, for such contracts, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we

1

will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.

Participants in a Dollar Cost Averaging Program may allocate assets to the Guarantee Account under the terms of that program (see the “Dollar Cost Averaging” provision in this prospectus).

4.	The sixth paragraph of the “Dollar Cost Averaging” provision in the “Transfers” section is amended as follows:

We also reserve the right to credit a higher rate of interest on purchase payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or enhanced Dollar Cost Averaging program may not be available in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in the enhanced Dollar Cost Averaging Program as of that Valuation Day. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, if you terminate your Dollar Cost Averaging program prior to the depletion of assets in the Guarantee Account, we may limit the amount that may allocated to the Guarantee Account. If we exercise this right, we guarantee the amount limited will be the same as the amount limited for those contracts not participating in a Dollar Cost Averaging program as of the date you terminate your Dollar Cost Averaging program.

5.	The first paragraph of the “Guarantee Account Interest Sweep Program” section in the “Transfers” provision is amended as follows:

You may instruct us to transfer interest earned on your assets in the Guarantee Account (if available) to the Subaccounts to which you are allocating purchase payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either monthly, quarterly, semi-annually, or annually).

6.	The “Surrenders and Partial Withdrawals” provision is amended by adding the following:

For contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, partial withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account (see the “Guarantee Account” provision in this prospectus).

7.	The “Systematic Withdrawals” section of the “Surrenders and Partial Withdrawals” provision is amended by adding the following:

For contracts issued on or after September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, taking systematic withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account (see the “Guarantee Account” provision in this prospectus).

8.	The “Principal Underwriter” provision located in the “Distribution of the Contracts” section is amended as follows:

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Capital Brokerage Corporation (doing business in Indiana, Minnesota, New Mexico and Texas as GE Capital Brokerage Corporation) (“Capital Brokerage”) is the distributor and principal underwriter of the contracts. Capital Brokerage, a Washington corporation and an affiliate of ours, is located at 3001 Summer Street, 2nd Floor, Stamford, Connecticut 06905. Capital Brokerage is registered with the SEC under the Securities Exchange Act of 1934 (“1934 Act”) as a broker-dealer, and is a member of the NASD.

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GE Capital Life Separate Account II

Prospectus For

Flexible Premium Variable Deferred Annuity Contract

Form NY1155 4/00

Issued by:

GE Capital Life Assurance Company of New York

200 Old Country Road, Suite 240

Mineola, New York 11501

Service Center:

6610 West Broad Street

Richmond, Virginia 23230

Telephone: (800) 313-5282

This prospectus describes flexible premium variable deferred annuity contracts (the “contracts”) issued prior to May 1, 2003 or prior to the date on which New York State insurance authorities approve applicable contract modifications for individuals and qualified and nonqualified retirement plans. GE Capital Life Assurance Company of New York (the “Company,” “we,” “us,” or “our”) issues the contract.

This prospectus gives details about the contract, GE Capital Life Separate Account II (the “Separate Account”) and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the accumulation of contract value and the payment of periodic annuity benefits. We may pay these benefits on a variable or fixed basis.

You may allocate your purchase payments to the Separate Account, the Guarantee Account, or both. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:

AIM Variable Insurance Funds:
AIM V.I. Aggressive Growth Fund — Series I Shares
AIM V.I. Basic Value Fund — Series II Shares
AIM V.I. Blue Chip Fund — Series I Shares
AIM V.I. Capital Appreciation Fund — Series I Shares
AIM V.I. Premier Equity Fund — Series I Shares

AllianceBernstein Variable Products Series Fund, Inc.:
Growth and Income Portfolio — Class B
Premier Growth Portfolio — Class B
Technology Portfolio — Class B

American Century Variable Portfolios, Inc.:
VP Income & Growth Fund — Class I
VP International Fund — Class I
VP Ultra Fund — Class I
VP Value Fund — Class I

Dreyfus:
Dreyfus Investment Portfolios — MidCap Stock Portfolio — Initial Shares
Dreyfus Variable Investment Fund — Money Market Portfolio
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares**

Eaton Vance Variable Trust:
VT Floating-Rate Income Fund
VT Income Fund of Boston*
VT Worldwide Health Sciences Fund

Federated Insurance Series:
Federated High Income Bond Fund II* — Service Shares
Federated International Small Company Fund II
Federated Kaufmann Fund II — Service Shares

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Fidelity Variable Insurance Products Fund (“VIP”):
VIP Equity-Income Portfolio — Service Class 2
VIP Growth Portfolio — Service Class 2

Fidelity Variable Insurance Products Fund II (“VIP II”):

VIP II Contrafund® Portfolio — Service Class 2

Fidelity Variable Insurance Products Fund III (“VIP III”):

VIP III Dynamic Capital Appreciation Portfolio — Service Class 2

VIP III Growth & Income Portfolio — Service Class 2

VIP III Mid Cap Portfolio — Service Class 2

Franklin Templeton Variable Insurance Products Trust:
Franklin Large Cap Growth Securities Fund — Class 2 Shares
Mutual Shares Securities Fund — Class 2 Shares
Templeton Foreign Securities Fund — Class 2 Shares
Templeton Global Asset Allocation Fund — Class 2 Shares

GE Investments Funds, Inc.:
Income Fund
Mid-Cap Value Equity Fund
Money Market Fund
Premier Growth Equity Fund
Real Estate Securities Fund
S&P 500® Index Fund
Small-Cap Value Equity Fund
Total Return Fund
U.S. Equity Fund
Value Equity Fund Greenwich Street Series Fund: Salomon Brothers Variable Emerging Growth Fund — Class II

Janus Aspen Series:
Balanced Portfolio — Service Shares
Capital Appreciation Portfolio — Service Shares
International Growth Portfolio — Service Shares

J.P. Morgan Series Trust II:
Bond Portfolio
International Opportunities Portfolio
Mid Cap Value Portfolio
Small Company Portfolio
U.S. Disciplined Equity Portfolio

MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series — Service Class Shares
MFS® Investors Trust Series — Service Class Shares

MFS® New Discovery Series — Service Class Shares
MFS® Strategic Income Series — Service Class Shares
MFS® Total Return Series — Service Class Shares
MFS® Utilities Series — Service Class Shares

Nations Separate Account Trust: Nations Marsico Growth Portfolio Nations Marsico International Opportunities Portfolio

Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA — Service Shares
Oppenheimer Capital Appreciation Fund/VA — Service Shares
Oppenheimer Global Securities Fund/VA — Service Shares
Oppenheimer Main Street Fund/VA — Service Shares (formerly, Oppenheimer Main Street Growth & Income Fund/VA)
Oppenheimer Main Street Small Cap Fund/VA —Service Shares

PIMCO Variable Insurance Trust:
High Yield Portfolio* — Administrative Class Shares
Long-Term U.S. Government Portfolio — Administrative Class Shares
Total Return Portfolio — Administrative Class Shares The Prudential Series Fund, Inc.: Jennison Portfolio — Class II Jennison 20/20 Focus Portfolio — Class II

Rydex Variable Trust:
OTC Fund

Salomon Brothers Variable Series Fund Inc:
Salomon Brothers Variable All Cap Fund — Class II

Scudder Variable Series II:
Scudder Technology Growth Portfolio — Class B Shares
SVS Dreman High Return Equity Portfolio — Class B Shares
SVS Dreman Small Cap Value Portfolio — Class B Shares

Van Kampen Life Investment Trust:
Comstock Portfolio — Class II Shares
Emerging Growth Portfolio — Class II Shares

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The following Portfolios of the Funds are not available to contracts issued on or after May 1, 2003:

AIM Variable Insurance Funds:
AIM V.I. Growth Fund — Series I Shares

AllianceBernstein Variable Products Series Fund, Inc.:
Quasar Portfolio — Class B

Dreyfus
Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares

Janus Aspen Series:
Global Life Sciences Portfolio — Service Shares
Global Technology Portfolio — Service Shares
Growth Portfolio — Service Shares
Mid Cap Growth Portfolio — Service Shares (formerly, Aggressive Growth Portfolio)
Worldwide Growth Portfolio — Service Shares

PIMCO Variable Insurance Trust:
Foreign Bond Portfolio — Administrative Class Shares

*	These Portfolios may invest in lower quality debt securities commonly referred to as junk bonds.
**	The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares will only be available to contracts purchased through particular financial institutions or brokerage firms effective May 1, 2003.

Not all of these Portfolios may be available in all markets.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined f this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your contract:

•	Is NOT a bank deposit

•	Is NOT FDIC insured

•	Is NOT insured or endorsed by a bank or any federal government agency

•	MAY go down in value

Except for amounts in the Guarantee Account, both the value of a contract before the Annuity Commencement Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. You bear the investment risk of investing in the Portfolios.

These contracts are also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of the Company.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

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A Statement of Additional Information, dated May 1, 2003, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy, call us at:

1-800-313-5282;

or write us at our Service Center:

6610 West Broad Street

Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC’s website at:

www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

The date of this prospectus is May 1, 2003.

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Definitions

The following terms are used throughout the prospectus.

Accumulation Unit — An accounting unit of measure we use to calculate the value in the Separate Account before the income payments commence.

Annuitant/Joint Annuitant — The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

Annuity Commencement Date — The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

Annuity Unit — An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

Code — The Internal Revenue Code of 1986, as amended.

Contract Date — The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

Contract Value — The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

Fund — Any open-end management investment company or any unit investment trust in which the Separate Account invests.

General Account — Assets of the Company other than those allocated to the Separate Account 4 or any other separate account of the Company.

Guarantee Account — Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account.

Portfolio — A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objectives. Not all Portfolios may be available in all markets.

Separate Account — GE Capital Life Separate Account II, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

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Service Center — The office to which all written and telephone inquiries concerning the contract or the Portfolios should be made: 6610 West Broad Street, Richmond, Virginia 23230, 1-800-313-5282. The term “we” may be used throughout this prospectus in connection with calculation of Contract Value; in these instances, the term “we” has the same meaning as the Service Center.

Subaccount — A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all markets. A Subaccount may be referred to as an Investment Subdivision in your contract and/or marketing materials.

Surrender Value — The value of your contract as of the date we receive your written request to surrender at our Service Center, less any applicable premium tax, annual contract charge, any optional death benefit charge and any surrender charge.

Valuation Day — Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount’s corresponding Portfolio does not value its shares.

Valuation Period — The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

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Fee Tables

The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options.

Contract Owner Transaction Expenses

Surrender Charge (as a percentage of purchase payments partially withdrawn or surrendered)	Maximum of 8%[1,2]

Transfer Charge	$10.00[3]

[1]	The maximum surrender charge assumes you elect the Enhanced Payment Benefit Option at the time of application. The surrender charge declines to $0 over a period of 9 years for each purchase payment received. If you do not elect the Enhanced Payment Benefit Option, the maximum surrender charge is 6% and declines to $0 over a period of seven years for each purchase payment received.
[2]	A surrender charge is not assessed on any amounts representing gain. In addition, you may partially withdraw the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge; the free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount withdrawn unless otherwise requested.
[3]	We reserve the right to assess a transfer charge for each transfer among the Subaccounts.

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The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

Periodic Charges Other Than Portfolio Expenses

Annual Contract Charge	$30.00[1]

Separate Account Annual Expenses (as a percentage of your average daily net assets in the Separate Account)

Mortality and Expense Risk Charge	Annuitant (Joint Annuitant, if any) Age 70 or Younger at Issue	Either Annuitant Over Age 70 at Issue
	1.30%	1.50%

Administrative Expense Charge	0.15%

Optional Benefits

Enhanced Payment Benefit Option	0.15%[2]

Maximum Total Separate Account Annual Expenses[3]	Annuitant (Joint Annuitant, if any) Age 70 or Younger at Issue	Either Annuitant Over Age 70 at Issue
	1.60%	1.80%

[1]	This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.
[2]	This charge is deducted as a percentage of your assets allocated to the Separate Account.
[3]	The Maximum Total Separate Account Annual Expenses assume that the owner elected the Enhanced Payment Benefit Option at the time of application. If the Enhanced Payment Benefit Option was not elected, the total Separate Account annual expenses would be lower.

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The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (12b-1) fees, and other expenses. More detail concerning each Portfolio’s fees and expenses appears in the prospectus for each Portfolio.

Annual Portfolio Expenses[1]	Minimum	Maximum

Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)	0.39%	11.52%

[1]	Expenses are shown as a percentage of Portfolio average daily net assets as of December 31, 2002. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios’ expenses in order to keep the Portfolios’ expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements are 0.39% and 2.50%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

OTHER CONTRACTS

We offer other variable annuity contracts through the Separate Account which also invest in the same Portfolios (or many of the same) of the Funds offered under the contract. These contracts have different charges that could affect the value of the Subaccounts and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 313-5282.

EXAMPLES

These Examples are intended to help you compare the costs of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, Separate Account annual expenses and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

•	invested $10,000 in the contract for the time periods indicated;

•	earned a 5% annual return on your investment;

•	elected the Enhanced Payment Benefit Option; and

•	surrendered your contract at the end of the stated period.

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Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

	1 Year	3 Years	5 Years	10 Years
Costs Based on Maximum Annual Portfolio Expenses	$2,005.50	$4,170.90	$5,972.48	$8,931.95

The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract or that you decide not to surrender your contract at the end of the stated time period.

	1 Year	3 Years	5 Years	10 Years
Costs Based on Maximum Annual Portfolio Expenses	$1,285.50	$3,540.90	$5,432.48	$8,931.95

Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

•	Separate Account charges of 1.65% for the mortality and expense risk charge as well as the administrative expense charge (deducted daily at an effective annual rate of the assets in the Separate Account);

•	an annual contract charge of $30 (assumed to be equivalent to 0.1% of the Contract Value); and

•	a charge of 0.15% for the Enhanced Payment Benefit Option (an annual rate as a percentage of your assets in the Separate Account).

If the Enhanced Payment Benefit Option is not elected, the expense figures shown above would be lower.

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Synopsis

What type of contract am I buying?    The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified (“Qualified Contract”) under the Code, or as a contract that is not qualified under the Code (“Non-Qualified Contract”). This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See “The Contract” provision in this prospectus.

How does the contract work?    Once we approve your application, we will issue a contract to you. During the accumulation period you can use your purchase payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract), we will convert your Accumulation Units to Annuity Units. You can choose fixed or variable income payments. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and the value of each unit on that Valuation Day. See “The Contract” provision in this prospectus.

What is the Separate Account?    The Separate Account is a segregated asset account established under New York insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See “The Separate Account” provision in this prospectus.

What are my variable investment choices?    Through its Subaccounts, the Separate Account uses your purchase payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See “The Separate Account” provision in this prospectus.

What is the Guarantee Account?    We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the Guarantee

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Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all markets. See the “Transfers Before the Annuity Commencement Date” and “The Guarantee Account” provisions in this prospectus.

What charges are associated with this contract?    If you elect the Enhanced Payment Benefit Option, should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for nine years, we will assess a surrender charge ranging from 0% to 8%, depending upon how many full years those payments have been in the contract. If you do not elect the Enhanced Payment Benefit Option, should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for seven years, we will assess a surrender charge ranging from 0% to 6%, depending upon how many full years those payments have been in the contract.

For all contracts, we do not assess a surrender charge on any amounts withdrawn that represent gain. You may also partially withdraw up to the greater of 10% of purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. We may also waive the surrender charge in certain circumstances. See the “Surrender Charge” provision in this prospectus.

We assess annual charges in the aggregate at an effective annual rate of 1.45% (1.60% for contracts where either Annuitant is older than age 70 at the time the contract is issued) against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.15% and a mortality and expense risk charge of 1.30% (1.50% where either Annuitant is older than age 70 at the time the contract is issued). There is also an additional charge of 0.15% against the daily net asset value of the Separate Account if the Enhanced Payment Benefit Option is elected at the time of application which would increase the total annual charges in the aggregate to an effective annual rate of 1.60% against the daily net asset value of the Separate Account (1.80% for contracts where either Annuitant is older than age 70 at the time the contract is issued). There is also a $30 annual contract charge which we waive if the Contract Value is more than $40,000 at the time the charge is assessed. We also charge for the optional riders. For a complete discussion of all charges associated with the contract, see the “Charges and Other Deductions” provision in this prospectus.

If the state in which you reside assesses a premium tax to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those

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amounts from purchase payments or the Contract Value, as applicable. See the “Charges and Other Deductions” and the “Deductions for Premium Taxes” provisions in this prospectus.

There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio as well as 12b-1 fees, or service share fees, if applicable. See the “Fee Tables” section in this prospectus. These expenses are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the “Distribution of the Contracts” provision in this prospectus.

How much must I pay, and how often?    Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are flexible. See “The Contract — Purchase Payments” provision in this prospectus.

How will my income payments be calculated?    We will pay you a monthly income beginning on the Annuity Commencement Date if any Annuitant is still living. You may also decide to annuitize under one of the optional payment plans. We will base your initial payment on the Contract Value and other factors. See the “Income Payments” provision in this prospectus.

What happens if I die before the Annuity Commencement Date?    Before the Annuity Commencement Date, if an owner, joint owner or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary. See “The Death Benefit” provision in this prospectus.

May I transfer assets among Subaccounts and to and from the Guarantee Account?    Yes, but there may be limits on how often you may do so. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. Transfers from the Guarantee Account to the Subaccounts or to the Guarantee Accounts from the Subaccounts may be subject to certain restrictions. See “Transfers Before the Annuity Commencement Date,” “Income Payments — Transfers After the Annuity Commencement Date” and the “Guarantee Account” provisions in this prospectus.

May I surrender the contract or take partial withdrawals?    Yes, subject to contract requirements and to restrictions imposed under certain retirement plans.

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If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you may be subject to income tax and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the “Federal Tax Matters” provision in this prospectus. A partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See “The Death Benefit” provision for more information.

Do I get a free look at this contract?    Yes. You have the right to return the contract to us at our Service Center at the address listed on page 1 of this prospectus or to your registered representative, and have us cancel the contract within 10 days after its delivery (or longer if required by applicable law).

If you exercise this right, we will cancel your contract as of the date we receive your request and send you a refund computed as of that day.

If you elect the enhanced payment benefit your refund will equal one of the following amounts:

(i)	if your Contract Value has increased or stayed the same, your refund will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract; or

(ii)	if your Contract Value has decreased, your refund will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract.

This means that we bear any losses attributable to the enhanced payment amounts during the free look period; we will take any gains associated with the enhanced payment amounts during the free look period. We do not assess a surrender charge on your contract refund. See the “Return Privilege” provison of this prospectus.

If you do not elect the enhanced payment benefit, we will cancel the contract as of the day we receive your request and send you a refund equal to your Contract Value (without reduction for any surrender charges) plus any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the date we received the returned contract.

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When are my allocations effective when purchasing this contract?    Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Guarantee Account and/or the Subaccounts that correspond to the Portfolios you choose. See the “Allocation of Purchase Payments” provision in this prospectus.

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Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

Please see Appendix C for this information.

Investment Results

At times, the Separate Account may compare its investment results to various unmanaged indices or other variable annuities in reports to beneficial shareholders, sales literature, and advertisements. We will calculate the results on a total return basis for various periods, with annual contract charges and with or without surrender charges. Results calculated without surrender charges will be higher.

Total returns assume an initial investment of $1,000 and include the reinvestment of all distributions of the Portfolios, the Portfolios’ charges and expenses (including any 12b-1 or service share fees), and the charges associated with the contract, including the mortality and expense risk charge, the administrative expense charge, the annual contract charge, and the charge for the Enhanced Payment Benefit Option. Premium taxes are not reflected in any of the calculations, but may apply. See “Appendix B” and the Statement of Additional Information for more information.

Financial Statements

The financial statements for the Company and the financial statements of the Separate Account are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call 1-800-313-5282 or write to our Service Center at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC’s website at http://www.sec.gov.

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The Company

We are a stock life insurance company that was incorporated in New York on February 23, 1988. We principally offer annuity contracts and life insurance policies. We do business in the State of New York. Our Home Office is located at 200 Old Country Road, Suite 240, Mineola, New York 11501. Our Service Center is located at 6610 West Broad Street, Richmond, Virginia, 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. GNA Corporation directly owns the stock of Capital Brokerage Corporation. GNA Corporation, Capital Brokerage Corporation, GE Financial Assurance Holdings, Inc. and GE Investments Funds, Inc. are affiliates of the Company.

We are a charter member of the Insurance Marketplace Standards Association (“IMSA”). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA’s Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

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The Separate Account

We established the Separate Account as a separate investment account on April 1, 1996. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”). The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

THE PORTFOLIOS

There is a separate Subaccount which corresponds to each Portfolio of a Fund offered in this contract. You decide the Subaccounts to which you allocate purchase payments. You may change your allocation without penalty or charges.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

Before choosing a Subaccount to allocate your purchase payments and assets, carefully read the prospectus for each Portfolio, along with this prospectus. We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective. We do not guarantee any minimum value for the amounts allocated to the Separate Account. You bear the investment risk of investing in the Subaccounts.

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The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

VOTING RIGHTS	As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting. Each person having a voting interest in the Portfolio will receive proxy voting materials, reports, other materials, and a form with which to give us voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

SUBACCOUNTS	You may allocate purchase payments in up to 10 Subaccounts of the Portfolios listed below in addition to the Guarantee Account at any one time.

	Subaccount Investing In	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

AIM VARIABLE INSURANCE FUNDS	AIM V.I. Aggressive Growth Fund — Series I Shares	Seeks long-term growth of capital.	A I M Advisors, Inc.

	AIM V.I. Basic Value Fund — Series II Shares	Seeks long-term growth of capital.	A I M Advisors, Inc.

	AIM V.I. Blue Chip Fund — Series I Shares	Seeks long-term growth of capital. Current income is a secondary objective.	A I M Advisors, Inc.

	AIM V.I. Capital Appreciation Fund — Series I Shares	Seeks growth of capital.	A I M Advisors, Inc.

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	Subaccount Investing In	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

	AIM V.I. Growth Fund —Series I Shares	Seeks growth of capital.	A I M Advisors, Inc.

	AIM V.I. Premier Equity Fund —Series I Shares	Seeks long-term growth of capital. Income is a secondary objective.	A I M Advisors, Inc.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.	Growth and Income Portfolio —Class B	Seeks reasonable current income and reasonable opportunity for appreciation.	Alliance Capital Management, L.P.

	Premier Growth Portfolio — Class B	Seeks growth of capital.	Alliance Capital Management, L.P.

	Quasar Portfolio — Class B	Seeks growth of capital.	Alliance Capital Management, L.P.

	Technology Portfolio — Class B	Seeks growth of capital.	Alliance Capital Management, L.P.

AMERICAN CENTURY VARIABLE PRODUCTS, INC.	VP Income & Growth Fund — Class I	Seeks capital growth. Income is a secondary objective.	American Century Investment Management, Inc.

	VP International Fund — Class I	Seeks capital growth.	American Century Investment Management, Inc.

	VP Ultra Fund — Class I	Seeks long-term capital growth.	American Century Investment Management, Inc.

	VP Value Fund — Class I	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.

DREYFUS	Dreyfus Investment Portfolios —Emerging Markets Portfolio —Initial Shares	A non-diversified portfolio[1] that seeks long-term capital growth.	The Dreyfus Corporation

	Dreyfus Investment Portfolios — MidCap Stock Portfolio — Initial Shares	Seeks investment returns (consisting of capital appreciation and income) that are consistently superior to the Standard & Poor’s 400 MidCap Index.	The Dreyfus Corporation

	Dreyfus Variable Investment Fund — Money Market Portfolio	Seeks as high a level of current income as is consistent with the preservation of capital.	The Dreyfus Corporation

	The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	Seeks capital growth. Current income is a secondary objective.	The Dreyfus Corporation (subadvised by, NCM Management Group, Inc.)

EATON VANCE VARIABLE TRUST	VT Floating-Rate Income Fund	Seeks high current income.	Eaton Vance Management

	VT Income Fund of Boston	Seeks as much current income as possible by primarily investing in high yield, high risk corporate bonds, commonly referred to as “junk bonds.”	Eaton Vance Management

	VT Worldwide Health Sciences Fund	Seeks long-term capital growth.	OrbiMed Advisers, Inc.

[1]	A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security’s increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

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	Subaccount Investing In	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

FEDERATED INSURANCE SERIES	Federated High Income Bond Fund II — Service Class	Seeks high current income by investing in lower-rated corporate debt obligations, commonly referred to as “junk bonds.”	Federated Investment Management Company

	Federated International Small Company Fund II	Seeks long-term growth of capital.	Federated Global Investment Management Corp.

	Federated Kaufmann Fund II — Service Shares	Seeks capital appreciation.	Federated Investment Management Company (subadvised by Federated Global Investment Management Corp.)

FIDELITY VARIABLE INSURANCE PRODUCTS FUND (“VIP”)	VIP Equity-Income Portfolio —Service Class 2	Seeks reasonable income and will consider the potential for capital appreciation.	Fidelity Management & Research Company; (subadvised by FMR Co., Inc. (FMRC))

	VIP Growth Portfolio — Service Class 2	Seeks capital appreciation.	Fidelity Management & Research Company; (subadvised by FMR Co., Inc. (FMRC))

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II (“VIP II”)	VIP II Contrafund® Portfolio — Service Class 2	Seeks long-term capital appreciation.	Fidelity Management & Research Company (subadvised by Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Management & Research (Far East) Inc. (FMR Far East) and Fidelity Investments Japan Limited (FIJ); FMR Co., Inc. (FMRC))

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III (“VIP III”)	VIP III Dynamic Capital Appreciation Portfolio — Service Class 2	Seeks capital appreciation.	Fidelity Management & Research Company (subadvised by Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Management & Research (Far East) Inc. (FMR Far East) and Fidelity Investments Japan Limited (FIJ); FMR Co., Inc. (FMRC))

	VIP III Growth & Income Portfolio — Service Class 2	Seeks high total return.	Fidelity Management & Research Company (subadvised by Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Management & Research (Far East) Inc. (FMR Far East) and Fidelity Investments Japan Limited (FIJ); FMR Co., Inc. (FMRC))

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	Subaccount Investing In	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

	VIP III Mid Cap Portfolio — Service Class 2	Seeks long-term growth of capital.	Fidelity Management & Research Company (subadvised by Fidelity Management & Research (U.K.), Inc. (FMR U.K.) and Fidelity Management & Research Far East Inc. (FMR Far East))

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST	Franklin Large Cap Growth Securities Fund — Class 2 Shares	Seeks capital appreciation.	Franklin Advisers, Inc.

	Mutual Shares Securities Fund — Class 2 Shares	Seeks capital appreciation. Income is a secondary goal.	Franklin Mutual Advisers, LLC

	Templeton Foreign Securities Fund — Class 2 Shares	Seeks long-term capital growth.	Templeton Investment Counsel, LLC; subadvised by Franklin Advisers, Inc.

	Templeton Global Asset Allocation Fund — Class 2 Shares	Seeks high total return.	Templeton Investment Counsel, LLC; subadvised by Franklin Advisers, Inc.

GE INVESTMENTS FUNDS, INC.	Income Fund	Seeks maximum income.	GE Asset Management Incorporated

	Mid-Cap Value Equity Fund	Seeks long-term growth of capital and future income.	GE Asset Management Incorporated

	Money Market Fund	Seeks a high level of current income.	GE Asset Management Incorporated

	Premier Growth Equity Fund	Seeks long-term growth of capital and future income.	GE Asset Management Incorporated

	Real Estate Securities Fund	Seeks maximum total return.	GE Asset Management Incorporated (subadvised by Seneca Capital Management)

	S&P 500® Index Fund[1]	Seeks growth of capital and accumulation of income.	GE Asset Management Incorporated (subadvised by SSgA Funds Management, Inc.)

	Small-Cap Value Equity Fund	Seeks long-term growth of capital.	GE Asset Management Incorporated (subadvised by Palisade Capital Management, L.L.C.)

	Total Return Fund	Seeks the highest total return.	GE Asset Management Incorporated

	U.S. Equity Fund	Seeks long-term growth of capital.	GE Asset Management Incorporated

	Value Equity Fund	Seeks long-term growth of capital and future income.	GE Asset Management Incorporated

[1]	“Standard & Poor’s,” “S&P,” and “S&P 500” are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500® Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.

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	Subaccount Investing In	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

GREENWICH STREET SERIES FUND	Salomon Brothers Variable Emerging Growth Fund — Class II	Seeks capital appreciation.	Salomon Brothers Asset Management Inc.

JANUS ASPEN SERIES	Balanced Portfolio — Service Shares	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Capital Management LLC

	Capital Appreciation Portfolio — Service Shares	A non-diversified1 portfolio that seeks long-term growth of capital.	Janus Capital Management LLC

	Global Life Sciences Portfolio — Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC

	Global Technology Portfolio — Service Shares	A non-diversified1 portfolio that seeks long-term growth of capital.	Janus Capital Management LLC

	Growth Portfolio — Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC

	International Growth Portfolio — Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC

	Mid Cap Growth Portfolio — Service Shares (formerly, Aggressive Growth Portfolio)	A non-diversified[1] portfolio that seeks long-term growth of capital.	Janus Capital Management LLC

	Worldwide Growth Portfolio — Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC

J.P. MORGAN SERIES TRUST II	Bond Portfolio	Seeks high total return consistent with moderate risk of capital and maintenance of liquidity.	J.P. Morgan Investment Management, Inc., a subsidiary of J.P. Morgan Chase & Co.

	International Opportunities Portfolio	Seeks high total return.	J.P. Morgan Investment Management, Inc., a subsidiary of J.P. Morgan Chase & Co.

	Mid Cap Value Portfolio	Seeks growth from capital appreciation.	J.P. Morgan Investment Management, Inc., a subsidiary of J.P. Morgan Chase & Co.

	Small Company Portfolio	Seeks to provide high total return from a portfolio of small company stocks.	J.P. Morgan Investment Management, Inc., a subsidiary of J.P. Morgan Chase & Co.

	U.S. Disciplined Equity Portfolio	Seeks to provide high total return from a portfolio of selected equity securities.	J.P. Morgan Investment Management, Inc., a subsidiary of J.P. Morgan Chase & Co.

MFS® VARIABLE INSURANCE TRUST	MFS® Investors Growth Stock Series — Service Class Shares	Seeks long-term growth of capital and future income rather than current income.	Massachusetts Financial Services Company (“MFS®”)

	MFS® Investors Trust Series — Service Class Shares	Seeks long-term growth of capital and secondarily reasonable current income.	Massachusetts Financial Services Company (“MFS®”)

	MFS® New Discovery Series —Service Class Shares	Seeks capital appreciation.	Massachusetts Financial Services Company (“MFS®”)

[1]	A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security’s increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

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	Subaccount Investing In	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

	MFS® Strategic Income Series — Service Class Shares	Seeks high current income. Significant capital appreciation is a secondary objective.	Massachusetts Financial Services Company (“MFS®”)

	MFS® Total Return Series — Service Class Shares	Seeks above average income. Reasonable opportunity for growth of capital and income is a secondary objective.	Massachusetts Financial Services Company (“MFS®”)

	MFS® Utilities Series — Service Class Shares	Seeks capital growth and current income.	Massachusetts Financial Services Company (“MFS®”)

NATIONS SEPARATE ACCOUNT TRUST	Nations Marsico Growth Portfolio	Seeks long-term growth of capital.	Banc of America Advisors, LLC (subadvised by Marsico Capital)

	Nations Marsico International Opportunities Portfolio	Seeks long-term growth of capital.	Banc of America Advisors, LLC (subadvised by Marsico Capital)

OPPENHEIMER VARIABLE ACCOUNT FUNDS	Oppenheimer Aggressive Growth Fund VA — Service Shares	Seeks capital appreciation.	OppenheimerFunds, Inc.

	Oppenheimer Capital Appreciation Fund/VA — Service Shares	Seeks capital appreciation.	OppenheimerFunds, Inc.

	Oppenheimer Global Securities Fund/VA — Service Shares	Seeks long-term capital appreciation.	OppenheimerFunds, Inc.

	Oppenheimer Main Street Fund/VA — Service Shares (formerly, Oppenheimer Main Street Growth & Income Fund/VA)	Seeks high total return.	OppenheimerFunds, Inc.

	Oppenheimer Main Street Small Cap Fund/VA — Service Shares	Seeks capital appreciation.	OppenheimerFunds, Inc.

PIMCO VARIABLE INSURANCE TRUST	Foreign Bond Portfolio —Administrative Class Shares	A non-diversified portfolio[1] that seeks to maximize total return consistent with the preservation of capital.	Pacific Investment Management Company LLC

	High Yield Portfolio — Administrative Class Shares	Seeks to maximize total return by primarily investing in “junk bonds.”	Pacific Investment Management Company LLC

	Long-Term U.S. Government Portfolio — Administrative Class Shares	Seeks to maximize total return.	Pacific Investment Management Company LLC

	Total Return Portfolio — Administrative Class Shares	Seeks to maximize total return.	Pacific Investment Management Company LLC

THE PRUDENTIAL SERIES FUND, INC.	Jennison Portfolio — Class II	Seeks long-term growth of capital.	Prudential Management, LLC (subadivsed by Jennison Associates LLC)

	Jennison 20/20 Focus Portfolio — Class II	Seeks long-term growth of capital.	Prudential Management, LLC (subadivsed by Jennison Associates LLC)

[1]	A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security’s increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

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	Subaccount Investing In	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

RYDEX VARIABLE TRUST	OTC Fund[1]	A non-diversified[2] portfolio that seeks to provide investment results that correspond to a benchmark for over-the-counter securities by investing primarily in securities of companies included in NASDAQ 100 Index™.	Rydex Global Advisors

SALOMON BROTHERS VARIABLE SERIES FUNDS INC	Salomon Brothers Variable All Cap Fund — Class II	Seeks long-term growth of capital.	Salomon Brothers Asset Management Inc

SCUDDER VARIABLE SERIES II	Scudder Technology Growth Portfolio — Class B Shares	Seeks growth of capital.	Deutsche Asset Management

	SVS Dreman High Return Equity Portfolio — Class B Shares	Seeks to achieve a high rate of total return.	Deutsche Asset Management (subadvised by Dreman Value Management L.L.C.)

	SVS Dreman Small Cap Value Portfolio — Class B Shares	Seeks long-term capital appreciation.	Deutsche Asset Management (subadvised by Dreman Value Management L.L.C.)

VAN KAMPEN LIFE INVESTMENT TRUST	Comstock Portfolio — Class II Shares	Seeks capital growth and income.	Van Kampen Asset Management Inc.

	Emerging Growth Portfolio — Class II Shares	Seeks capital appreciation.	Van Kampen Asset Management Inc.

[1]	The NASDAQ 100 Index™ is an unmanaged index that is a widely recognized indicator of OTC Market performance.
[2]	A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security’s increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

Not all of these Portfolios may be available in all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender proceeds, partial withdrawals, to make income payments, or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund

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sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund’s Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

We have entered into agreements with either the investment adviser or distributor of each of the Funds under which the adviser or distributor pays us a fee ordinarily based upon a percentage of the average aggregate amount we have invested on behalf of the Separate Account and other separate accounts. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisers or distributors. These agreements reflect administrative services we provide. The amounts we receive under these agreements may be significant.

We may also receive service share fees from some of the Portfolios. These fees are deducted from Portfolio assets, attributable to the contracts and are for the administrative services we provide to those Portfolios. In addition, our affiliate, Capital Brokerage Corporation, the principal underwriter for the contracts, may receive 12b-1 fees deducted from certain Portfolio assets attributable to the contracts for providing distribution and shareholder support services to some of the Portfolios. Because the service share fees and 12b-1 fees are paid out of a Portfolio’s assets on an ongoing basis, over time they will increase the cost of an investment in Portfolio shares.

CHANGES TO THE SEPARATE ACCOUNT AND THE SUBACCOUNTS

We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio’s shares should become inappropriate, in the judgment of our management, for the purposes of the contract. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not

27

eliminate a Subaccount without prior notice to you and before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

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The Guarantee Account

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the Federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the “1933 Act”), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither our Guarantee Account nor our General Account is generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all markets.

You may allocate some or all of your purchase payments and transfer some or all of your assets to the Guarantee Account. We credit the portion of the assets allocated to the Guarantee Account with interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with the contract. See the “Charges and Other Deductions” provision in this prospectus.

Each time you allocate purchase payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods.

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However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30 day period following the expiration of the interest rate guarantee period (“30 day window”) of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts, subject to certain restrictions. (See the “Transfers Before the Annuity Commencement Date” provision in this prospectus for more information.) During the 30 day window, the allocation will accrue interest at the new interest rate guarantee period’s interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on purchase payments allocated to the Guarantee Account participating in a Dollar Cost Averaging Program that would otherwise be credited if not participating in a Dollar Cost Averaging Program. (See the “Dollar Cost Averaging” provision.) Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting purchase payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Service Center to determine the interest rate guarantee periods currently being offered.

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Charges and Other Deductions

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other expenses and cost of contract benefits through fees and charges imposed under the contracts. See the “Distribution of the Contracts” provision in this prospectus for more information.

All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge, the administrative expense charge, and the Enhanced Payment Benefit Option, if elected.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

•	processing applications for and issuing the contracts;

•	maintaining records;

•	administering annuity payments;

•	furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

•	reconciling and depositing cash receipts;

•	providing contract confirmations and periodic statements;

•	providing toll-free inquiry services; and

•	furnishing telephone and internet transaction services.

The risks we assume include:

•	the risk that the death benefit will be greater than the Surrender Value;

•	the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

•	the risk that more owners than expected will qualify for waivers of the surrender charges;

31

•	the risk that the bonus paid, if the Enhanced Payment Benefit Option is elected, will be greater than the revenues from the contract charges (which cannot be changed by us); and

•	the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSACTION EXPENSES

SURRENDER CHARGE

We assess a surrender charge on partial withdrawals and surrenders of purchase payments, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there are insufficient assets in the Separate Account, we will deduct the charge proportionately from all assets in the Guarantee Account. The charge will be taken first from any six year interest rate guarantee periods to which you have allocated purchase payment and then from the one year interest rate guarantee periods on a first-in, first-out basis.

The surrender charge, if you elect the Enhanced Payment Benefit Option, is as follows:

Number of Full and Partially Completed Years Since We Received the Purchase Payment	Surrender Charge as a Percentage of the Surrendered or Withdrawn Purchase Payment

1	8%
2	8%
3	7%
4	7%
5	6%
6	5%
7	4%
8	2%
9 or more	0%

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The surrender charge is as follows if you do not elect the Enhanced Payment Benefit Option:

Number of Full and Partially Completed Years Since We Received the Purchase Payment	Surrender Charge as a Percentage of the Surrendered or Withdrawn Purchase Payment

1	6%
2	6%
3	6%
4	6%
5	5%
6	4%
7 or more	0%

We do not assess the surrender charge on surrenders or partial withdrawals:

•	on amounts representing gain (as defined below);

•	on free withdrawal amounts (as defined below);

•	taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

•	if a waiver of surrender charge provision applies.

You may withdraw any gain in your contract free of any surrender charge. We calculate gain in the contract as: (a) plus (b) minus (c) minus (d), but not less than zero where:

(a)	is the Contract Value on the Valuation Day we receive your partial withdrawal or surrender request;

(b)	is the total of any withdrawals including surrender charges previously taken;

(c)	is the total of purchase payments made; and

(d)	is the total of any gain previously withdrawn.

In addition to any gain, you may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge (the “free withdrawal amount”). We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. The free withdrawal amount is not cumulative from contract year to contract year.

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Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See the “Optional Payment Plans” provision.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the contract (provided the confinement began, or the illness was diagnosed, at least one year after the Contract Date). If you surrender the contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available. The terms and conditions of the waivers are set forth in your contract.

DEDUCTIONS FROM THE SEPARATE ACCOUNT

We deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.45% (1.65% when either Annuitant is older than age 70 when the contract is issued) of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.30% (1.50% when either Annuitant is older than age 70 when the contract is issued). These deductions from the Separate Account are reflected in your Contract Value.

If you elect the Enhanced Payment Benefit Option, we deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.60% of the daily net assets of the Separate Account (1.80% of the daily net assets of the Separate Account when either Annuitant is older than age 70 when the contract is issued). The charge consists of an administration expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.30%, as well as a charge at an effective annual rate of 0.15% for the Enhanced Payment Benefit Option.

OTHER CHARGES

ANNUAL CONTRACT CHARGE

We will deduct an annual charge of $30 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge at each contract anniversary and at surrender. We will waive this charge if your Contract Value at the time of deduction is more than $40,000.

We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets

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allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionately from all assets in the Guarantee Account.

CHARGE FOR ENHANCED PAYMENT BENEFIT OPTION

We charge for the Enhanced Payment Benefit Option. We deduct the charge for the Enhanced Payment Benefit Option daily at an effective annual rate of 0.15% of your daily net asset value in the Separate Account. We will allocate the charge for the Enhanced Payment Benefit Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge.

DEDUCTIONS FOR PREMIUM TAXES

We will deduct charges for any premium tax or other tax levied by any governmental entity from purchase payments or the Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

OTHER CHARGES AND DEDUCTIONS	Each Portfolio incurs certain fees and expenses. To pay for these expenses, the Portfolio makes deductions from its assets. The deductions are described more fully in each Portfolio’s prospectus.

In addition, we reserve the right to impose a charge of up to $10 per transfer. This charge is at our cost with no profit to us.

ADDITIONAL INFORMATION

We may reduce or eliminate the administrative expense and surrender charges described previously for any particular contract. However, we will reduce these charges only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the result of economies associated with:

(1)	the use of mass enrollment procedures;

(2)	the performance of administrative or sales functions by the employer;

(3)	the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees; or

(4)	any other circumstances which reduce distribution or administrative expenses.

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We will state the exact amount of administrative expense and surrender charges applicable to a particular contract in that contract.

We may also reduce charges and/or deductions for sales of the contracts to registered representatives who sell the contracts to the extent we realize savings of distribution and administrative expenses. Any such reduction in charges and/or deductions will be consistent with the standards we use in determining the reduction in charges and/or deductions for other group arrangements.

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The Contract

The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits). We will include any such differences in your contract.

PURCHASE OF THE CONTRACT

If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you through your sales representative. See the “Distribution of the Contracts” provision in this prospectus.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your purchase payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial purchase payment within two business days. We will apply any additional purchase payments you make on the Valuation Day we receive them.

To apply for a contract, you must be of legal age in the State of New York and also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 85, unless we approve a different age.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

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Purchasing the contract through a tax-free “Section 1035” exchange.    Section 1035 of the Code generally permits you to exchange one annuity contract for another in a “tax-free exchange.” Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission.

OWNERSHIP

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply for a contract as joint owners. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other except of ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

During the Annuitant’s life, you can change any non-natural owner to another non-natural owner.

Before the Annuity Commencement Date, you may change:

•	your Annuity Commencement Date to any date at least ten years after your last purchase payment;

•	your optional payment plan;

•	the allocation of your investments among the Subaccounts and/or the Guarantee Account; and

•

the owner, joint owner, primary beneficiary, and contingent beneficiary upon written notice to the Service Center if you reserved this right and the Annuitant(s) is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. Changing

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the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

We must receive your request for a change in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

ASSIGNMENT

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract. An assignment must occur before the Annuity Commencement Date and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Service Center, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Service Center receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

PURCHASE PAYMENT

You may make purchase payments at any frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total  purchase payments for an Annuitant age 79 or younger that exceed $2,000,000. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000. Payments may be made at any time prior to the Annuity Commencement Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

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The minimum initial purchase payment is $5,000 (or $2,000 if your contract is an IRA contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA contracts and $100 for other Qualified Contracts.

VALUATION DAY AND VALUATION PERIOD

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m., Eastern Time) for each day the New York Stock Exchange is open except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF PURCHASE PAYMENTS

We place purchase payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio, and/or the Guarantee Account, according to your instructions. You may allocate purchase payments to up to 10 Subaccounts plus the Guarantee Account at any one time. The percentage of any purchase payment which you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100.

Upon allocation to the appropriate Subaccounts, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Service Center. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio’s investments perform, but also upon the charges of the Separate Account and the Portfolios.

You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice in writing or over the phone. The new allocation will apply to any purchase payments made after we receive notice of the change.

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VALUATION OF ACCUMULATION UNITS

Partial withdrawals, surrenders and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial withdrawal, surrender or payment of a death benefit. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10.00. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Subaccount. If any “ex-dividend” date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.

OPTIONAL ENHANCED PAYMENT BENEFIT

For contracts issued with Annuitant(s) age 80 or younger, if you elect the enhanced payment benefit, we will add a percentage of each purchase payment you make to your Contract Value. Currently, this amount is 4%, but it may vary with each purchase payment and could be zero. We will tell you the amount of the enhanced payment benefit at the time you make your purchase payment. You only can elect this benefit when you apply for your contract. We fund the enhanced payment amount from the assets in our General Account.

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We will apply the enhanced payment amount when we apply your purchase payment to your Contract Value, and will allocate the enhanced payment amount on a pro-rata basis to the investment options you select.

There are important things you should consider before you elect the enhanced payment benefit. These include:

•	Over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the enhanced payment benefit may exceed the sum of the enhanced payment amount and any related earnings.

•	Once you elect the enhanced payment benefit, you cannot cancel it. The benefit remains in effect until you surrender or annuitize your contract.

•	We may lower the enhanced payment amount, and we may determine to credit zero percent of each purchase payment you make under your contract. Regardless of the enhanced payment amount, we will continue to charge for the benefit. This means you could be charged for the benefit even though you receive no further enhanced payment amounts.

•	We will recapture the enhanced payment amount if you surrender your contract during the free look period.

•	Please take advantage of the guidance of a qualified financial advisor in evaluating the enhanced payment benefit, as well as the other aspects of the contract.

•	We may profit from the enhanced payment benefit charge.

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Transfers

TRANSFERS BEFORE THE ANNUITY COMMENCEMENT DATE

You may transfer all or a portion of your assets between and among the Subaccounts of the Separate Account and the Guarantee Account on any Valuation Day prior to the Annuity Commencement Date, subject to certain conditions. You may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Service Center. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts and/or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the “Requesting Payments” provision in this prospectus.

TRANSFERS FROM THE GUARANTEE ACCOUNT TO THE SUBACCOUNTS

We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the “Dollar Cost Averaging” provision) you may make such transfers only during the 30-day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

TRANSFERS FROM THE SUBACCOUNTS TO THE GUARANTEE ACCOUNT

We may also restrict certain transfers from the Subaccounts to the Guarantee Account. We reserve the right to prohibit or limit transfers from a Subaccount to the Guarantee Account during the six-month period following the transfer of any amount from the Guarantee Account to any Subaccount.

TRANSFERS AMONG THE SUBACCOUNTS

You may submit 12 Subaccount transfers each calendar year by U.S. Mail, voice response, internet, telephone or facsimile. Once such 12 Subaccount transfers have been executed a letter will be sent to you notifying you that you may submit additional transfers only in writing by U.S. Mail. Transfer requests sent by same day mail, courier service, internet, telephone or facsimile will not be accepted. If you wish to cancel a written Subaccount transfer, you must also cancel it in writing by U.S. Mail or by overnight delivery service. We will process the cancellation request as of the Valuation Day the cancellation request is received at our Service Center. The restrictions listed above do not apply to any transfers made among the Subaccounts pursuant to a Dollar Cost Averaging program or Portfolio Rebalancing program.

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Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

Sometimes, we may not honor your transfer request. We may not honor your transfer request if:

(1)	any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests;

(2)	the transfer is a result of more than one trade involving the same Subaccount within a 30 day period; or

(3)	the transfer would adversely affect Accumulation Unit values.

We also may not honor transfers made by third parties (see the “Transfers by Third Parties” provision).

If your transfer request is not processed, you will be sent a letter notifying you that your transfer request was not honored. If we do not honor your transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous section. If you still wish to transfer assets to a specified Subaccount, you must contact our Service Center in accordance with the first paragraph of this section.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time.

TELEPHONE/ INTERNET TRANSACTIONS

You may make your first 12 transfers among the Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us provided we receive written authorization from you at our Service Center to execute such transactions prior to your request. Transactions that can be conducted over the telephone and internet include, but are not limited to:

(1)	the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

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(2)	Dollar Cost Averaging; and

(3)	Portfolio Rebalancing.

We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, among others:

(1)	requiring you or a third party to provide some form of personal identification before we act on the telephone/internet instructions;

(2)	confirming the telephone/internet transaction in writing to you or a third party you authorized; and/or

(3)	tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and internet transactions.

We may delay making a payment or processing a transfer request if:

(1)	the disposal or valuation of the Separate Account’s assets is not reasonably practicable because the New York Stock Exchange is closed;

(2)	on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

(3)	an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

(4)	the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

CONFIRMATION OF TRANSACTIONS

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.

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SPECIAL NOTE ON RELIABILITY

Please note that the internet or our telephone system may not always be available. Any computer system or telephone system, whether it is yours, your service provider’s, or your registered representative’s, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Service Center.

TRANSFERS BY THIRD PARTIES

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios and the management of the Portfolios share this position.

Therefore, to the extent necessary to reduce the adverse effects of simultaneous transfers made by third parties who make transfers on behalf of multiple owners, we may not honor such transfers. Also, we will institute procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted. These procedures will not, however, prevent owners from making their own transfer requests.

DOLLAR COST AVERAGING

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the GE Investments Funds, Inc. — Money Market Fund, the Dreyfus Variable Investment Fund — Money Market Portfolio and/or the Guarantee Account to any combination of other Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

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You may participate in the Dollar Cost Averaging program:

(1)	by electing it on your application;

(2)	by contacting an authorized sales representative; or

(3)	by calling us at (800) 313-5282.

To use the program, you must transfer at least $100 from the Subaccount investing in the GE Investments Funds, Inc. — Money Market Fund, the Dreyfus Variable Investment Fund — Money Market Portfolio and/or interest rate guarantee period with each transfer.

The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary purchase payment, unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

•	on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

•	when the assets in the Subaccount investing in the GE Investments Fund, Inc. — Money Market Fund, the Dreyfus Variable Investment Fund — Money Market Portfolio and/or interest rate guarantee period from which transfers are being made are depleted.

If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate interest on purchase payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or the enhanced Dollar Cost Averaging program may not be available in all markets or through all broker-dealers who sell the contracts. If you terminate the enhanced Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in enhanced Dollar Cost Averaging as of that Valuation Day.

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There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the minimum number of transfers we may allow in a calendar year.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit participation in Dollar Cost Averaging and Systematic Withdrawals at the same time.

Owners considering participating in a Dollar Cost Averaging program should call (800) 313-5282 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

PORTFOLIO REBALANCING PROGRAM

Once your purchase payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance (on a quarterly, semi-annual or annual basis) your assets among the Subaccounts to return to the percentages specified in your allocation instructions. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by completing the Portfolio Rebalancing agreement. Your percentage allocations must be in whole percentages.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to the Service Center. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue offering the Portfolio Rebalancing program at any time and for any reason. Portfolio Rebalancing does not assure a profit or protect against a loss.

GUARANTEE ACCOUNT INTEREST SWEEP PROGRAM

You may instruct us to transfer interest earned on your assets in the Guarantee Account to the Subaccounts to which you are allocating purchase payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either quarterly, semi-annually, or annually).

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The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

We may limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the “Transfers Before the Annuity Commencement Date” provision in this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing or calling our Service Center at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

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Surrenders and Partial Withdrawals

SURRENDERS AND PARTIAL WITHDRAWALS

We will allow the surrender of your contract or a withdrawal of a portion of the Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions discussed below.

We will not permit a partial withdrawal that is less than $100 or a partial withdrawal that would reduce your Contract Value to less than $1,000. If your partial withdrawal request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

(1)	the Contract Value (after deduction of any charge for the optional rider and annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

(2)	any applicable surrender charge; less

(3)	any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the optional payment plans specified in the contract, based on your instructions.

If you are taking a partial withdrawal, you may indicate, in writing or by calling our Service Center, from which Subaccounts or interest rate guarantee periods we are to take your partial withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts on a pro-rata basis, in proportion to your assets in the Separate Account. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. When taking a partial withdrawal, any applicable surrender charges and/or applicable premium tax will be taken from the amount withdrawn, unless otherwise requested.

We may delay making a payment if:

(1)	the disposal or valuation of the Separate Account’s assets is not reasonably practicable because the New York Stock Exchange is closed;

(2)	on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

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(3)	an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

(4)	the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Please remember that partial withdrawals will reduce your death benefit by the proportion that the partial withdrawal (including any applicable surrender charges and premium tax) reduces your Contract Value. See the “Death Benefit” provision in this prospectus.

Partial withdrawals and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, a 10% additional penalty tax. See the “Federal Tax Matters” provision in this prospectus.

SYSTEMATIC WITHDRAWALS

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $5,000 and you must complete our Systematic Withdrawal form. You can obtain the form from an authorized sales representative or our Service Center.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. (See the “Surrender Charge” provision.) We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from purchase payments made. You may provide specific instructions as to the Subaccounts and/or interest rate guarantee periods from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish the withdrawal, we will take the remaining amount of the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including interest credited to such amounts) that have been in the Guarantee Account for the longest period of time.

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After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

•	you may request only one such change in a calendar quarter; and

•	if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Service Center or by telephone. You may request that we pay any remaining payments in a lump sum. See the “Requesting Payments” provision in this prospectus.

Each Systematic Withdrawal is subject to Federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% Federal penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial withdrawals at your specific request and withdrawals under a Systematic Withdrawal program will count toward the limit of the amount that you may withdraw in any contract year free under the free withdrawal privilege. (See the “Surrender Charge” provision in this prospectus.) Your Systematic Withdrawal amount may be affected if you take an additional partial withdrawal.

There is no charge for participation in the Systematic Withdrawal program, however we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

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The Death Benefit

DEATH BENEFIT AT DEATH OF ANY ANNUITANT BEFORE ANNUITY COMMENCEMENT DATE

If any Annuitant dies before income payments begin, regardless of whether the Annuitant is also an owner or joint owner of the contract, the amount of proceeds available for the designated beneficiary is the death benefit. Upon receipt of due proof of an Annuitant’s death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in the prospectus.

The death benefit varies based on:

(1)	the Annuitant’s age on the date the contract was issued;

(2)	the Annuitant’s age on the date of his or her death;

(3)	the number of contract years that elapse from the date the contract is issued until the date of the Annuitant’s death; and

(4)	whether any premium taxes are due at the time the death benefit is paid.

If the Annuitant is, or both the Annuitant and Joint Annuitant are, age 80 or younger at issue, the death benefit equals the greatest of:

(a)	the Contract Value as of the date we receive due proof of death of any Annuitant;

(b)	the sum of (1) minus (2) plus (3), where:

(1)	the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 80th birthday of the older of any Annuitant plus any purchase payments paid since then adjusted for any partial withdrawals (including any surrender charges assessed);

(2)	the Contract Value on the date of death; and

(3)	the Contract Value on the date we receive date due proof of death.

(c)	purchase payments less any partial withdrawals.

If any Annuitant is older than age 80 at issue, the death benefit is equal to the greatest of:

(a)	the Contract Value as of the date we receive due proof of death of any Annuitant;

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(b)	the sum of (1) minus (2) plus (3), where:

(1)	is the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 85th birthday of the older Annuitant plus any purchase payments made since then adjusted for any withdrawals (including any surrender charges assessed);

(2)	is the Contract Value on the date of death; and

(3)	is the Contract Value on the date we receive due proof of death;

(c)	purchase payments less any partial withdrawals.

We will adjust the death benefit for partial withdrawals in the same proportion as the percentage that the partial withdrawal (including any surrender charges assessed) reduces your Contract Value. Premium tax may be taken on any death benefit. If premium tax is taken, the amount of the death benefit will be reduced by the amount of the premium tax.

The purpose of this example is to show how the basic death benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:    Assuming an owner:

(i)	purchases a contract for $100,000;

(ii)	makes no additional purchase payments and takes no partial withdrawals;

(iii)	is not subject to premium taxes;

(iv)	the Annuitant is age 75 on the Contract Date; and

(v)	we receive due proof of death on the date of death then:

End of Year	Annuitant’s Age	Contract Value	Death Benefit

1	76	$103,000	$103,000
2	77	112,000	112,000
3	78	90,000	112,000
4	79	135,000	135,000
5	80	130,000	135,000
6	81	150,000	150,000
7	82	125,000	135,000
8	83	145,000	145,000

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The purpose of this example is to show how the death benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Partial withdrawals may reduce the death benefit by the proportion that the partial withdrawal (including any surrender charge and premium tax) reduces the Contract Value.

For example:

Date	Purchase Payment	Contract Value	Death Benefit

3/31/03	$5,000	$5,000	$5,000
3/31/07	—	10,000	10,000
3/31/08	—	7,000	10,000

If a withdrawal of $3,500 is made on March 31, 2008, the death benefit immediately after the withdrawal will be $5,000 ($10,000 to $5,000) since the Contract Value is reduced 50% by the withdrawal ($7,000 to $3,500). This example assumes that:

(i)	death occurs on March 31, 2008;

(ii)	due proof of death was provided on March 31, 2008;

(iii)	no other purchase payments were made or partial withdrawals were taken;

(iv)	the Annuitant and any Joint Annuitant were both younger than age 80 at issue;

(v)	no surrender charge applies; and

(vi)	no premium tax applies to the partial withdrawal.

This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

WHEN WE CALCULATE THE DEATH BENEFIT

We will calculate the death benefit on the date we receive due proof of death at our Service Center. Until we receive complete written instructions satisfactory to us from the beneficiary, the calculated death benefit will remain allocated to the Separate Account and/or Guarantee Account, according to your last instructions. This means that the calculated death benefit will fluctuate with the performance of the Subaccounts in which you are invested.

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DEATH OF AN OWNER OR JOINT OWNER BEFORE THE ANNUITY COMMENCEMENT DATE	In certain circumstances, Federal tax law requires that distributions be made under this contract upon the first death of:
• an owner or joint owner; or

• the Annuitant or Joint Annuitant (if the owner is a non-natural entity such as a trust or corporation).

At the death of any owner (or any Annuitant, if the owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

(1)	owner or joint owner;

(2)	primary beneficiary;

(3)	contingent beneficiary; or

(4)	owner’s estate.

We then will treat the designated beneficiary as the sole owner of the contract. If there is more than one designated beneficiary, we will treat each one separately in applying the tax law’s rules described below.

Distribution rules.    The distributions required by Federal tax law differ depending on whether the designated beneficiary is the spouse of the deceased owner (or of the Annuitant, if the contract is owned by a non-natural entity).

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Spouses — If the designated beneficiary is the surviving spouse of the deceased, the surviving spouse may continue the contract in force with the surviving spouse as the new owner. If the deceased was the Annuitant and there was no surviving Contingent Annuitant, the surviving spouse will automatically become the new Annuitant. At the death of the surviving spouse, this provision may not be used again, even if the surviving spouse remarries. In such case, the entire interest in the contract will be paid within 5 years of such spouse’s death to the beneficiary named by the surviving spouse. If no beneficiary is named, such payment will be made to the surviving spouse’s estate. The amount payable will be equal to the death benefit on the date we receive due proof of the Annuitant’s death. Any increase in the Contract Value will be allocated to the Subaccounts and/or the Guarantee Account using the purchase payment allocation in effect at that time. Any death benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a contract for the new Contract Value on the date we received due proof of death. Any death benefit will be

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based on the new Annuitant’s age as of the date we receive due proof of death of the original owner, rather than the age of the previously deceased Annuitant. All other provisions will continue as if the surviving spouse had purchased the contract on the original Contract Date.

•	Non-Spouses — If the designated beneficiary is not the surviving spouse of the deceased person, this contract cannot be continued in force indefinitely. Instead, upon the death of any owner (or Annuitant, if the owner is a non-natural entity), payments must be made to (or for the benefit of) the designated beneficiary under one of the following payment choices:

(1)	receive the Surrender Value in a lump sum payment upon receipt of due proof of death (see the “Requesting Payments” provision);

(2)	receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining;

(3)	apply the Surrender Value to provide a monthly income benefit under optional payment plan 1 or 2. The first monthly income benefit payment must be made no later than one year after the date of death. Also, the monthly income benefit payment period must be either lifetime of the designated beneficiary or a period not exceeding the designated beneficiary’s life expectancy.

If no choice is made by the designated beneficiary within 30 days following receipt of due proof of death, we will pay the Surrender Value within 5 years of the date of death. Due proof of death must be provided within 90 days of the date of death. We will not accept any purchase payments after the non-spouse’s death. If the designated beneficiary dies before the entire Surrender Value has been distributed, we will pay in a lump sum any Surrender Value still remaining to the person named by the designated beneficiary. If no person is so named, payment will be made to the designated beneficiary’s estate.

Under payment choices 1 or 2, the contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this contract will terminate when the Surrender Value is applied to provide a monthly income benefit.

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Amount of the proceeds:    The proceeds we pay will vary, in part, based on the person who dies, as shown below:

Person Who Died	Amount of Proceeds Paid

Owner or Joint Owner (who is not an Annuitant)	Surrender Value

Owner or Joint Owner (who is an Annuitant)	Death Benefit

Annuitant	Death Benefit

Upon receipt of due proof of death, the designated beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

DEATH OF OWNER, JOINT OWNER, OR ANNUITANT AFTER INCOME PAYMENTS BEGIN

After income payments begin, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision of the contract.

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Income Payments

The Annuity Commencement Date is the date income payments begin, provided the Annuitant is still living on that date. The Annuity Commencement Date may be changed in one year increments up until the time income payments begin, however, the Annuity Commencement Date cannot be any later than the contract anniversary following the Annuitant’s 90th birthday (or younger Annuitant’s 90th birthday in the case of Joint Annuitants), unless specifically requested by you in writing and approved by us. You may change the Annuity Commencement Date to any date at least 10 years after the date of the last purchase payment and within one year of the last Annuity Commencement Date. To change the Annuity Commencement Date, send written notice to our Service Center before the Annuity Commencement Date then in effect. We reserve the right to establish a maximum Annuity Commencement Date. If you change the Annuity Commencement Date, the Annuity Commencement Date will then mean the new Annuity Commencement Date you selected. Contracts issued to qualified retirement plans provide for income payments to start at the date and under the option specified by the plan.

We will pay a monthly income benefit to the owner beginning on the Annuity Commencement Date provided the Annuitant(s) is still living. We will pay the monthly income benefit in the form of Life Income with 10 Years Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan variable income payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election. As described in your contract, the settlement age may be less than the Annuitant’s age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the the Surrender Value of your contract on the date immediately preceding the Annuity Commencement Date in a lump sum in which case we will cancel the contract. (See the “Requesting Payments” provision in this prospectus.)

Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

Payments will continue for the life of the Surviving Annuitant under the Joint Life and Survivor Life with 10 Years Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10 year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the

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amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay the discounted amount in a lump sum.

The contract also provides optional forms of annuity payments, each of which is payable on a fixed basis. Optional Payment Plans 1 and 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will be computed using interest at a minimum rate of 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the optional payment plan you choose. These rates vary based on the Annuitant’s settlement age and if applicable, gender, and if applicable, upon the settlement age and gender of a second person you designate. Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) you invest in and the contract’s assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make annuity payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the optional payment plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. (See the “Requesting Payments” provision in this prospectus.) Upon making such a payment, we will have no future obligation under the contract.

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The amount of your income payments will depend on four things:

•	the amount of your Contract Value on the Annuity Commencement Date;

•	the settlement age on the Annuity Commencement Date, and if applicable, the gender of the Annuitant(s);

•	the specific payment plan you choose; and

•	if you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

OPTIONAL PAYMENT PLANS	The following Optional Payment Plans are available under the contract:

Plan 1 — Life Income with Period Certain.    This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee’s estate, unless otherwise provided.

Plan 2 — Income for a Fixed Period.    This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee’s death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee’s estate, unless otherwise provided.

Plan 3 — Income of a Definite Amount.    This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee’s estate, unless otherwise provided.

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Plan 4 — Interest Income.    This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in a lump sum to the payee’s estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

Plan 5 — Joint Life and Survivor Income.    This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10-year period at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the survivor’s estate unless otherwise provided.

If the payee is not a natural person, our consent must be obtained before selecting an optional payment plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant’s death, on surrender, or on the contract’s Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Option Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Service Center. Payments made under Optional Payment Plan 1 (Life Income with Period Certain) and Optional Payment Plan 5 (Joint Life and Survivor Income) are not redeemable. If payments under Optional Payment Plans 2, 3 or 4 are variable income payments, and a request for redemption is received in good order, the payment will be made within seven days in accordance with the “Surrenders and Partial Withdrawals” provision. If payments under Optional Payment Plans 2, 3 or 4 are fixed income payments, and a request for redemption is received in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

VARIABLE INCOME PAYMENTS

The monthly amount of your first variable income payment will equal your Contract Value as of the Annuity Commencement Date, less any premium taxes, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

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On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount times the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Annuity Commencement Date.

Following the Annuity Commencement Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

(a)	is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

(b)	is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

TRANSFERS AFTER THE ANNUITY COMMENCEMENT DATE

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Service Center. However, we reserve the right to limit the number of transfers if necessary for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.

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We do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

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Federal Tax Matters

INTRODUCTION

This part of the prospectus discusses the Federal income tax treatment of the contract. The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances.

This discussion does not address all of the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

TAXATION OF NON-QUALIFIED CONTRACTS

This part of the discussion describes some of the Federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a section 401(k) plan.

Tax deferral on earnings.    The Federal income tax law generally does not tax any increase in an owner’s Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

•	an individual must own the contract (or the tax law must treat the contract as owned by an individual);

•	the investments of the Separate Account must be “adequately diversified” in accordance with Internal Revenue Service (“IRS”) regulations;

•	the owner’s right to choose particular investments for a contract must be limited; and

•	the contract’s Annuity Commencement Date must not occur near the end of the Annuitant’s life expectancy.

Contracts not owned by an individual — no tax deferral and loss of interest deduction.    As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for Federal income tax purposes. The entity owning the contract pays tax each year on the excess of the annual increase in Contract Value over the purchase payments paid for the contract. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract’s earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the

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contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else’s ownership of a contract, should consult a tax adviser.

Investments in the Separate Account must be diversified.    For a contract to be treated as an annuity contract for Federal income tax purposes, the investments of the Separate Account must be “adequately diversified.” The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds (we only indirectly control those of GE Investments Funds, Inc., through an affiliated company), we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered “adequately diversified.”

Restrictions on the extent to which an owner can direct the investment of assets.    Federal income tax law limits the owner’s right to choose particular investments for the contract. The U.S. Treasury Department stated in 1986 that it expected to issue guidance clarifying those limits, but it has not yet done so. Thus, the nature of the limits is currently uncertain. As a result, an owner’s right to allocate assets among the Portfolios may exceed those limits. If so, the owner would be treated as the owner of the assets of the Separate Account and thus subject to current taxation on the income and gains from those assets.

We do not know what limits the Treasury Department may set forth in any guidance that they may issue or whether any such limits will apply to existing contracts. We therefore reserve the right to modify the contract without the owner’s consent to attempt to prevent the tax law from considering the owner as the owner of the assets of the Separate Account.

Age at which annuity payments must begin.    Federal income tax rules do not expressly identify a particular age by which annuity payments must begin. However, those rules do require that an annuity contract provide for amortization, through annuity

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payments, of the contract’s purchase payments and earnings. If annuity payments begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

No guarantees regarding tax treatment.    We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

Partial withdrawals and surrenders.    A partial withdrawal occurs when you receive less than the total amount of the Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial withdrawal exceeds your “investment in the contract.” (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the contract’s Surrender Value. In the case of a surrender, you will pay tax on the amount you receive to the extent it exceeds your “investment in the contract.”

Your “investment in the contract” generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit received due to an optional rider. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial withdrawal from the contract.

Assignments and pledges.    The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

Gifting a contract.    If you transfer ownership of your contract — without receiving full and adequate consideration — to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your “investment in the contract.” In such a case, the new owner’s

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“investment in the contract” will be increased to reflect the amount included in your income.

Taxation of annuity payments.    The Code imposes tax on a portion of each annuity payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your “investment in the contract.” We will notify you annually of the taxable amount of your annuity payment.

Pursuant to the Code, you will pay tax on the full amount of your annuity payments once you have recovered the total amount of the “investment in the contract.” If annuity payments cease because of the death of the Annuitant(s) and before the total amount of the “investment in the contract” has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Plan 3 if the payee is at an advanced age.

Taxation of the death benefit.    We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant (or Joint Annuitant, if applicable) dies before or after the contract’s Annuity Commencement Date.

Taxation of Death Benefit if Paid Before the Contract’s Annuity Commencement Date:

•	The death benefit is taxed in the same manner as annuity payments if received under an optional payment plan.

•	If not received under an optional payment plan, the death benefit is taxed in the same manner as a surrender.

Taxation of Death Benefit if Paid After the Contract’s Annuity Commencement Date.

•	If received in accordance with the existing optional payment plan, the death benefit is excludible from income to the extent that it does not exceed the unrecovered “investment in the contract.” All annuity payments in excess of the unrecovered “investment in the contract” are includible in income.

•	If received in a lump sum, the tax law imposes tax on the death benefit to the extent that it exceeds the unrecovered “investment in the contract.”

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Penalty taxes payable on partial withdrawals, surrenders, or annuity payments.    The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial withdrawals and total surrenders or annuity payments that:

•	you receive on or after you reach age 59 1/2;

•	you receive because you became disabled (as defined in the tax law);

•	are received on or after the death of an owner; or

•	you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

It is uncertain whether Systematic Withdrawals will qualify for this last exception. If they do, any modification of the Systematic Withdrawals, including additional withdrawals apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, transfers among the Subaccounts may result in payments not qualifying for this exception.

Special rules if you own more than one contract.    In certain circumstances, you must combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an annuity payment, a surrender, or a partial withdrawal that you must include in income. For example:

•	if you purchase a contract offered by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

•	if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract.

The effects of such aggregation are not clear. However, it could affect:

•	the amount of a surrender, a partial withdrawal or an annuity payment that you must include in income; and

•	the amount that might be subject to the penalty tax.

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SECTION 1035 EXCHANGES

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract.

Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under  Section 1035.

QUALIFIED RETIREMENT PLANS

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called “Qualified Contracts.” We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Service Center to learn the availability of Qualified Contracts at any given time.

The Federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

Types of Qualified Contracts.    The types of Qualified Contracts currently being offered include:

•	Traditional Individual Retirement Accounts (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual’s gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision like the optional death benefit provisions in the contract comports with IRA qualification requirements.

•	Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2

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(subject to certain exceptions) or (2) during the five taxable years starting with the years with the year in which the first contribution is made to any Roth IRA.

•	Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans (“H.R. 10 or Keough plans”) for themselves and their employees.

•	403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee’s retirement. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to penalties.

Terms of qualified retirement plans and Qualified Contracts.    The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

The death benefit and Qualified Contracts.    Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs or SEPs. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA or a SEP could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a 403(b) plan. Even if the death benefit under the contract were characterized as an

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incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

Treatment of Qualified Contracts compared with Non-Qualified Contracts.     Although some of the Federal income tax rules are the same for both Qualified and Non- Qualified Contracts, many of the rules are different. For example:

•	the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

•	the Code does not limit the amount of purchase payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

•	the Code does not allow a deduction for purchase payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract.

The Federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant’s compensation.

Under most qualified retirement plans, e.g., 403(b) plans and Traditional IRAs, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally age 70 1/2 for Traditional IRAs and SEPs, and the later of age 70 1/2 or retirement for other Qualified Contracts. However, these “minimum distribution rules” generally do not apply to a Roth IRA.

Amounts received under Qualified Contracts.    Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create “investment in the contract.” Thus, under many Qualified Contracts there will be no

“investment in the contract” and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax generally

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equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

Federal penalty taxes payable on distributions.    The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or annuity payment:

•	received on or after the owner reaches age 59 1/2;

•	received on or after the owner’s death or because of the owner’s disability (as defined in the tax law);

•	received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

•	received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

Moving money from one Qualified Contract or qualified retirement plan to another.    Rollovers and Transfers:    In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting for the first time the rollover of your after-tax contributions, for distributions made between 2002 and 2011. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan.

Direct rollovers:    The direct rollover rules apply to certain payments (called “eligible rollover distributions”) from section 401(a) plans, section 403(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. (The direct rollover rules do not apply to distributions from IRAs.) The direct rollover rules require Federal income tax equal to 20% of the eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

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Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal or surrender, or annuity payment, we will send you forms that explain the withholding requirements.

STATE INCOME TAX WITHHOLDING

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

TAX STATUS OF THE COMPANY

Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any Federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

CHANGES IN THE LAW

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

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Requesting Payments

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or surrender proceeds from the Separate Account within seven days after receipt at our Service Center of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Service Center receives the payment request or due proof of death and all required forms. State law requires that we reserve the right to defer payments from the Guarantee Account for a partial withdrawal or surrender for up to six months from the date we receive your payment request.

In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds either:

(1)	to your designated beneficiary directly in the form of a check; or

(2)	by establishing an interest bearing account, called the “GE Secure Access Account,” for the designated beneficiary, in the amount of the death benefit.

When establishing the GE Secure Access Account we will send the designated beneficiary a checkbook within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit payment. The GE Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the GE Secure Access Account. If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the GE Secure Access Account.

We may delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

(1)	the disposal or valuation of the Subaccount is not reasonably practicable because:

•	the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account’s assets is not reasonably practicable);

•	the New York Stock Exchange is closed for other than a regular holiday or weekend;

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•	trading is restricted by the SEC; or

(2)	the SEC, by order, permits postponement of payment to protect our owners.

We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

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Distribution of the Contracts

PRINCIPAL UNDERWRITER

Capital Brokerage Corporation (doing business in Indiana, Minnesota, New Mexico, and Texas as GE Capital Brokerage Corporation) (“Capital Brokerage”) is the distributor and principal underwriter of the contracts. Capital Brokerage, a Washington corporation and an affiliate of ours, is located at 201 Merritt 7, PO Box 5005, Norwalk, Connecticut 06856-5005. Capital Brokerage is registered with the SEC under the Securities Exchange Act of 1934 (“1934 Act”) as a broker-dealer, and is a member of the NASD.

SALES OF THE CONTRACTS

Capital Brokerage offers the contracts through its registered representatives who are registered with the NASD and with the states in which they do business. More information about Capital Brokerage and its registered persons is available at http://www.nasdr.com or by calling (800) 289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives with Capital Brokerage are also licensed as insurance agents in the states in which they do business and are appointed by us.

We pay commissions and other marketing related expenses associated with the promotion and sales of the contracts to Capital Brokerage. The amount of the commission varies but is not expected to exceed approximately 7.0% of your aggregate purchase payments. We may on occasion pay a higher commission for a short period of time as a special promotion. We pay commissions either as a percentage of purchase payments at the time we receive them, as a percentage of Contract Value on an ongoing basis, or in some cases, a combination of both. The commission or a portion of it will be returned to us if the contract is surrendered during the first contract year.

When a contract is sold through a registered representative of Capital Brokerage, Capital Brokerage passes through a portion of the sales commission to the registered representative who sold the contract. Because registered representatives of Capital Brokerage are also agents of ours, they may be eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that we offer, such as conferences, trips, prizes, and awards.

Capital Brokerage may enter into selling agreements with other broker-dealers (including our affiliate, Terra Securities Corporation) registered under the 1934 Act to sell the contracts. Under these agreements, the commission paid to the broker-dealer is not expected to exceed the amount described above. When a contract is sold through another broker-dealer, Capital Brokerage passes through the entire amount of the sales commission to the selling broker-dealer; that broker-dealer may retain a portion of the commission before it pays the registered representative who sold the contract.

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The amount of commissions we pay may vary based on the options that are available under a contract and on the optional benefits an owner elects when he or she purchases the contract. We may offer a range of initial commission and persistency trail commission options (which will take into account, among other things, the length of time purchase payments have been held under the contract, Contract Values and elected features and benefits).

We also may make other payments for services that do not directly involve the sales of the contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

We intend to recover commissions, marketing, administrative and other expenses and costs of contract benefits through fees and charges imposed under the contracts. Commissions paid on the contracts, including other incentives and payments, are not charged directly to you or to your Contract Value.

Capital Brokerage also receives 12b-1 fees from AllianceBernstein Variable Products Series Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, Franklin Templeton Variable Insurance Products Trust, Greenwich Street Series Fund, Janus Aspen Series, MFS® Variable Investment Trust, Nations Separate Account Trust, Oppenheimer Variable Account Funds, The Prudential Series Fund, Inc., Salomon Brothers Variable Series Fund Inc, Scudder Variable Series II and Van Kampen Life Investment Trust.

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Additional Information

OWNER QUESTIONS	The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Service Center.

RETURN PRIVILEGE

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to our Service Center at:

GE Capital Life Assurance Company of New York

Annuity New Business

6610 West Broad Street

Richmond, Virginia 23230

In the case of certain replacements, the free look period may be longer. If you cancel your contract, it will be void.

If you elect the Enhanced Payment Benefit Option, your refund will equal one of the following amounts:

(i)	if your Contract Value has increased or stayed the same, your refund will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract; or

(ii)	if your Contract Value has decreased, your refund will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any charges for the Enhanced Payment Benefit Option (and excluding any charges deducted by the Portfolios) we deducted on or before the date we received the returned contract.

If you do not elect the Enhanced Payment Benefit Option, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Service Center receives the returned contract (without reduction for any surrender charges) plus any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the date we received the returned contract.

STATE REGULATION

As a life insurance company organized and operated under the laws of the State of New York, we are subject to provisions governing life insurers and to regulation by the New York Commissioner of Insurance.

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Our books and accounts are subject to review and examination by the State Corporation Commission of the State of New York at all times. That Commission conducts a full examination of our operations at least every five years.

EVIDENCE OF DEATH, AGE, GENDER OR SURVIVAL	We may require proof of the age, gender or survival of any person or persons before acting on any applicable contract provision.

RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each Portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition, you will receive a written confirmation when you make purchase payments, transfers, or take partial withdrawals.

OTHER INFORMATION

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC’s website at http://www.sec.gov.

LEGAL PROCEEDINGS

The Company like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Although the Company cannot predict the outcome of any litigation with certainty, we believe that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material impact on us or the Separate Account.

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Capital Brokerage Corporation, the principal underwriter, is not engaged in any litigation of any material nature.

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Appendix A

Some of the Subaccounts invest in Portfolios with a 12b-1 fee or a service share fee. Performance for these Subaccounts may reflect the historical performance of a different class of the Portfolio underlying the Subaccount. With respect to these Subaccounts, performance for time periods before the Portfolios’ 12b-1 or service share fee class introduction is restated to reflect the 12b-1 fee or service share fee. The performance information in this Appendix A is based on information provided by the Portfolios and may reflect fee waivers and expense reimbursements provided by certain Portfolios. We cannot guarantee that these fee waivers and expense reimbursements will continue. See the prospectuses for the Portfolios for additional information.

STANDARDIZED PERFORMANCE DATA

We may advertise the historical total returns for the Subaccounts according to standards established by the SEC. These standards are discussed in the Statement of Additional Information which may be obtained free of charge by contacting our Service Center. The total return for a Subaccount assumes that an investment has been held in the Subaccount for various periods of time including a period measured from the date on which the particular Portfolio was first available in the Separate Account. When available, we will provide the total return for the periods of one, five and ten years, adjusted to reflect current contract and Portfolio charges.

The total return quotations represent the average annual compounded rates of return that an initial investment of $1,000 in that Subaccount would equal as of the last day of each period.

The table below (Table 1) demonstrates the standardized average annual total returns of the Subaccounts for periods of one, five and ten years and from the date on which a particular Portfolio was first available in the Separate Account to December 31, 2002.

Although the contract did not exist during all the periods shown in the table, the returns have been adjusted to reflect current charges imposed under the contract. The total returns shown reflect the deduction of applicable fees and charges assessed under the contract, including fees for the Portfolios. Table 1 assumes that either Annuitant is older than age 70 at the time the contract is issued. Expenses include:

(1)	A mortality and expense risk charge of 1.50% (deducted daily at an effective annual rate of the assets in the Separate Account);

(2)	An administrative expense charge 0.15% (deducted daily at an effective annual rate of the assets in the Separate Account);

(3)	An annual contract charge of $30 (assumed to be equivalent to 0.1% of the Contract Value); and

(4)	A charge of 0.15% for the Enhanced Payment Benefit Option (an annual rate as a percentage of your assets in the Separate Account).

We assume that you make a complete surrender of the contract and therefore, we deduct a surrender charge. Premium taxes are not reflected in the calculations. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

Table 1

Standardized Total Returns

(assuming either the Annuitant or the Joint Annuitant is older than age 70 at issue)

	For the 1-year period ended 12/31/02	For the 5-year period ended 12/31/02	For the 10-year period ended 12/31/02	From the Adoption in Separate Account to 12/31/02	Date of Adoption in Separate Account*

AIM Variable Insurance Funds

AIM V.I. Aggressive Growth Fund — Series I Shares	-28.30	NA	NA	-27.04	08/01/00
AIM V.I. Blue Chip Fund — Series I Shares	NA	NA	NA	-15.45	06/28/02
AIM V.I. Capital Appreciation — Series I Shares	-30.03	NA	NA	-26.40	05/30/01
AIM V.I. Growth — Series I Shares	-36.78	NA	NA	-31.95	05/30/01
AIM V.I. Premier Equity — Series I Shares	-36.05	NA	NA	-29.74	05/30/01

AllianceBernstein Variable Products Series Fund, Inc.

Growth and Income Portfolio — Class B	-27.89	NA	NA	-22.83	05/30/01
Premier Growth Portfolio — Class B	-36.64	NA	NA	-31.32	05/30/01
Quasar Portfolio — Class B	-37.89	NA	NA	-29.29	05/30/01
Technology Portfolio — Class B	NA	NA	NA	-6.07	12/26/02

American Century Variable Portfolios, Inc.

VP Income & Growth Fund — Class I	NA	NA	NA	-14.66	06/28/02
VP International Fund — Class I	NA	NA	NA	-21.39	06/28/02
VP Ultra Fund — Class I	NA	NA	NA	-16.54	06/28/02
VP Value Fund — Class I	NA	NA	NA	-13.59	06/28/02

Dreyfus

Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares	-5.67	NA	NA	-5.00	05/30/01
Dreyfus Investment Portfolios — MidCap Stock Portfolio — Initial Shares	NA	NA	NA	-16.36	06/28/02
The Dreyfus Socially Responsible Growth Fund, Inc.	-34.71	NA	NA	-31.25	05/30/01
Dreyfus Variable Investment Fund — Money Market Portfolio	NA	NA	NA	-3.68	06/28/02

Eaton Vance Variable Trust

VT Floating-Rate Income Fund	NA	NA	NA	-4.02	06/28/02
VT Income Fund of Boston	NA	NA	NA	-3.87	09/13/02
VT Worldwide Health Sciences Fund	NA	NA	NA	-9.88	06/28/02

Federated Insurance Series

Federated High Income Bond Fund II — Service Shares	-3.92	NA	NA	-4.20	07/27/98
Federated International Small Company Fund II	-23.01	NA	NA	-28.64	05/30/01

	For the 1-year period ended 12/31/02	For the 5-year period ended 12/31/02	For the 10-year period ended 12/31/02	From the Adoption in Separate Account to 12/31/02	Date of Adoption in Separate Account*

Fidelity Variable Insurance Products Fund (“VIP”)

VIP Equity-Income Portfolio — Service Class 2	-22.67	NA	NA	-4.45	07/27/98
VIP Growth Portfolio — Service Class 2	-36.09	NA	NA	-8.03	07/27/98

Fidelity Variable Insurance Products Fund II (“VIP II”)

VIP II Contrafund® Portfolio — Service Class 2	-14.97	NA	NA	-2.55	07/27/98

Fidelity Variable Insurance Products Fund III (“VIP III”)

VIP III Growth & Income Portfolio — Service Class 2	-22.36	NA	NA	-5.69	07/27/98
VIP III Mid Cap Portfolio — Service Class 2	-15.40	NA	NA	-8.91	05/30/01

Franklin Templeton Variable Insurance Products Trust

Franklin Large Cap Growth Securities Fund — Class 2 Shares	NA	NA	NA	-13.62	06/28/02
Mutual Shares Securities Fund — Class 2 Shares	NA	NA	NA	-12.75	06/28/02
Templeton Foreign Securities Fund — Class 2 Shares	NA	NA	NA	-22.81	06/28/02
Templeton Global Asset Allocation Fund — Class 2 Shares	NA	NA	NA	-11.77	06/28/02

GE Investments Funds, Inc.

Income Fund	4.91	NA	NA	4.62	07/27/98
Mid-Cap Value Equity Fund	-19.22	NA	NA	-0.69	07/27/98
Money Market Fund**	-3.67	NA	NA	2.06	07/27/98
Premier Growth Equity Fund	-26.62	NA	NA	-14.58	02/17/00
Real Estate Securities Fund	-6.54	NA	NA	4.32	07/27/98
S&P 500® Index Fund	-28.00	NA	NA	-7.40	07/27/98
Small-Cap Value Equity Fund	-19.31	NA	NA	-8.45	05/30/01
Total Return Fund	-14.67	NA	NA	-0.25	07/27/98
U.S. Equity Fund	-24.83	NA	NA	-3.77	07/27/98
Value Equity Fund	-23.10	NA	NA	-20.35	05/30/01

Janus Aspen Series

Balanced Portfolio — Service Shares	-11.98	NA	NA	2.80	07/27/98
Capital Appreciation Portfolio — Service Shares	-21.43	NA	NA	-1.92	07/27/98
Global Life Sciences Portfolio — Service Shares	-35.32	NA	NA	-23.14	05/30/01
Global Technology Portfolio — Service Shares	-46.94	NA	NA	-43.41	05/30/01
Growth Portfolio — Service Shares	-32.44	NA	NA	-8.80	07/27/98
International Growth Portfolio — Service Shares	-31.46	NA	NA	-7.38	07/27/98
Mid Cap Growth Portfolio — Service Shares (formerly, Aggressive Growth Portfolio)	-33.86	NA	NA	-8.44	07/27/98
Worldwide Growth Portfolio — Service Shares	-31.40	NA	NA	-7.86	07/27/98

J.P. Morgan Series Trust II

Bond Portfolio	NA	NA	NA	1.93	06/30/02
International Opportunities Portfolio	NA	NA	NA	-20.91	06/30/02
Mid Cap Value Portfolio	NA	NA	NA	-5.76	06/30/02
Small Company Portfolio	NA	NA	NA	-17.74	06/30/02
U.S. Disciplined Equity Portfolio	NA	NA	NA	-13.74	06/30/02

MFS® Variable Insurance Trust

MFS® Investors Growth Stock Series — Service Class Shares	-33.45	NA	NA	-30.12	05/30/01
MFS® Investors Trust Series — Service Class Shares	-26.76	NA	NA	-23.81	05/30/01
MFS® New Discovery Series — Service Class Shares	-37.62	NA	NA	-27.41	05/30/01
MFS® Strategic Income Series — Service Class Shares	NA	NA	NA	1.90	06/28/02
MFS® Total Return Series — Service Class Shares	NA	NA	NA	-7.99	06/28/02
MFS® Utilities Series — Service Class Shares	-28.54	NA	NA	-31.52	05/30/01

	For the 1-year period ended 12/31/02	For the 5-year period ended 12/31/02	For the 10-year period ended 12/31/02	From the Adoption in Separate Account to 12/31/02	Date of Adoption in Separate Account*

Oppenheimer Variable Account Funds

Oppenheimer Aggressive Growth Fund/VA — Service Shares	-33.79	NA	NA	-7.57	07/27/98
Oppenheimer Capital Appreciation Fund/VA — Service Shares	-32.83	NA	NA	-3.77	07/27/98
Oppenheimer Global Securities Fund/VA — Service Shares	-27.99	NA	NA	-22.22	05/30/01
Oppenheimer Main Street Fund/VA — Service Shares (formerly, Oppenheimer Main Street Growth & Income Fund/VA)	-24.59	NA	NA	-21.11	05/30/01
Oppenheimer Main Street Small Cap Fund/VA — Service Shares	NA	NA	NA	-20.97	06/28/02

PIMCO Variable Insurance Trust

Foreign Bond Portfolio — Administrative Class Shares	3.18	NA	NA	4.17	05/30/01
High Yield Portfolio — Administrative Class Shares	-6.39	NA	NA	-3.97	05/30/01
Long-Term U.S. Government Portfolio — Administrative Class Shares	12.77	NA	NA	12.42	05/30/01
Total Return Portfolio — Administrative Class Shares	4.08	NA	NA	6.19	05/30/01

The Prudential Series Fund, Inc.

Jennison Portfolio — Class II	NA	NA	NA	NA	05/01/03

Rydex Variable Trust

OTC Fund	-44.82	NA	NA	-38.47	05/30/01

Scudder Variable Series II

Scudder Technology Growth Portfolio — Class B Shares	NA	NA	NA	-13.31	06/28/02
SVS Dreman High Return Equity Portfolio — Class B Shares	NA	NA	NA	-13.77	06/28/02
SVS Dreman Small Cap Value Portfolio — Class B Shares	NA	NA	NA	-22.03	06/28/02

Van Kampen Life Investment Trust

Comstock Portfolio — Class II Shares	NA	NA	NA	-23.78	05/01/02
Emerging Growth Portfolio — Class II Shares	NA	NA	NA	-32.68	05/01/02

*	Date on which a particular Portfolio was first available in the Separate Account. As the Separate Account is also used for other variable annuities offered by the Company, this date may be different from the date the Portfolio was first available in the product. Returns for a period of less than one year are not annualized.

**	Yield more closely reflects current earnings of the GE Investments Funds, Inc. — Money Market Fund or the Dreyfus Variable Investment Fund — Money Market Portfolio than its total return.

The following Portfolios were added to the Separate Account on May 1, 2003. Therefore, no Standardized Performance information is available:

AIM Variable Insurance Funds — AIM V.I. Basic Value Fund — Series II Shares

Federated Insurance Series — Federated Kaufmann Fund II — Service Shares

Fidelity Variable Insurance Products Fund III — VIP III Dynamic Capital Appreciation Portfolio — Service Class 2

Greenwich Street Series Fund — Salomon Brothers Variable Emerging Growth Fund — Class II

Nations Separate Account Trust — Nations Marsico Growth Portfolio

Nations Separate Account Trust — Nations Marsico International Opportunities Portfolio

The Prudential Series Fund, Inc. — Jennison 20/20 Focus Portfolio — Class II

Salomon Brothers Variable Series Funds Inc — Salomon Brothers Variable All Cap Fund — Class II

Although the contract did not exist during all the periods shown in the table, the returns have been adjusted to reflect current charges imposed under the contract. The total returns shown reflect the deduction of applicable fees and charges assessed under the contract, including fees for the Portfolios. Table 2 assumes that the Annuitant and Joint Annuitant (if applicable) are age 70 or younger at the time the contract is issued. Expenses include:

(1)	A mortality and expense risk charge of 1.30% (deducted daily at an effective annual rate of the assets in the Separate Account);

(2)	An administrative expense charge 0.15% (deducted daily at an effective annual rate of the assets in the Separate Account);

(3)	An annual contract charge of $30 (assumed to be equivalent to 0.1% of the Contract Value); and

(4)	A charge of 0.15% for the Enhanced Payment Benefit Option (an annual rate as a percentage of your assets in the Separate Account).

We assume that you make a complete surrender of the contract and therefore, we deduct a surrender charge. Premium taxes are not reflected in the calculations. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

Table 2

Standardized Total Returns

(assuming each Annuitant age 70 or younger at issue)

	For the 1-year period ended 12/31/02	For the 5-year period ended 12/31/02	For the 10-year period ended 12/31/02	From the Adoption in Separate Account to 12/31/02	Date of Adoption in Separate Account*

AIM Variable Insurance Funds

AIM V.I. Aggressive Growth Fund — Series I Shares	-28.14	NA	NA	-26.87	08/01/00
AIM V.I. Blue Chip Fund — Series I Shares	NA	NA	NA	-15.35	06/28/02
AIM V.I. Capital Appreciation — Series I Shares	-29.87	NA	NA	-26.23	05/30/01
AIM V.I. Growth — Series I Shares	-36.63	NA	NA	-31.79	05/30/01
AIM V.I. Premier Equity — Series I Shares	-35.90	NA	NA	-29.58	05/30/01

AllianceBernstein Variable Products Series Fund, Inc.

Growth and Income Portfolio — Class B	-27.73	NA	NA	-22.66	05/30/01
Premier Growth Portfolio — Class B	-36.50	NA	NA	-31.16	05/30/01
Quasar Portfolio — Class B	-37.75	NA	NA	-29.13	05/30/01
Technology Portfolio — Class B	NA	NA	NA	-6.06	12/26/02

American Century Variable Portfolios, Inc.

VP Income & Growth Fund — Class I	NA	NA	NA	-14.57	06/28/02
VP International Fund — Class I	NA	NA	NA	-21.30	06/28/02
VP Ultra Fund — Class I	NA	NA	NA	-16.44	06/28/02
VP Value Fund — Class I	NA	NA	NA	-13.50	06/28/02

	For the 1-year period ended 12/31/02	For the 5-year period ended 12/31/02	For the 10-year period ended 12/31/02	From the Adoption in Separate Account to 12/31/02	Date of Adoption in Separate Account*

Dreyfus

Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares	-5.46	NA	NA	-4.79	05/30/01
Dreyfus Investment Portfolios — MidCap Stock Portfolio — Initial Shares	NA	NA	NA	-16.26	06/28/02
The Dreyfus Socially Responsible Growth Fund, Inc.	NA	NA	NA	-3.57	06/28/02
Dreyfus Variable Investment Fund — Money Market Portfolio	-34.56	NA	NA	-31.09	05/30/01

Eaton Vance Variable Trust

VT Floating-Rate Income Fund	NA	NA	NA	-3.92	06/28/02
VT Income Fund of Boston	NA	NA	NA	-3.80	09/13/02
VT Worldwide Health Sciences Fund	NA	NA	NA	-9.78	06/28/02

Federated Insurance Series

Federated High Income Bond Fund II — Service Shares	-3.71	NA	NA	-3.99	07/27/98
Federated International Small Company Fund II	-22.84	NA	NA	-28.48	05/30/01

Fidelity Management & Research Company

VIP Equity-Income Portfolio — Service Class 2	-22.50	NA	NA	-4.25	07/27/98
VIP Growth Portfolio — Service Class 2	-35.94	NA	NA	-7.82	07/27/98

Fidelity Management & Research Company II (“VIP II”)

VIP II Contrafund® Portfolio — Service Class 2	-14.79	NA	NA	-2.34	07/27/98

Fidelity Management & Research Company III (“VIP III”)

VIP III Growth & Income Portfolio — Service Class 2	-22.19	NA	NA	-5.48	07/27/98
VIP III Mid Cap Portfolio — Service Class 2	-15.22	NA	NA	-8.71	05/30/01

Franklin Templeton Investments

Franklin Large Cap Growth Securities Fund	NA	NA	NA	-13.52	06/28/02
Mutual Shares Securities Fund	NA	NA	NA	-12.65	06/28/02
Templeton Foreign Securities Fund	NA	NA	NA	-22.72	06/28/02
Templeton Global Asset Allocation Fund	NA	NA	NA	-11.67	06/28/02

GE Investments Funds, Inc.

Income Fund	5.14	NA	NA	4.84	07/27/98
Mid-Cap Value Equity Fund	-19.04	NA	NA	-0.47	07/27/98
Money Market Fund**	-3.46	NA	NA	2.28	07/27/98
Premier Growth Equity Fund	-26.45	NA	NA	-14.39	02/17/00
Real Estate Securities Fund	-6.34	NA	NA	4.54	07/27/98
S&P 500® Index Fund	-27.83	NA	NA	-7.20	07/27/98
Small-Cap Value Equity Fund	-19.13	NA	NA	-8.25	05/30/01
Total Return Fund	-14.49	NA	NA	-0.03	07/27/98
U.S. Equity Fund	-24.66	NA	NA	-3.56	07/27/98
Value Equity Fund	-22.93	NA	NA	-20.17	05/30/01

Janus Aspen Series

Balanced Portfolio — Service Shares	-11.79	NA	NA	3.02	07/27/98
Capital Appreciation Portfolio — Service Shares	-21.25	NA	NA	-1.71	07/27/98
Global Life Sciences Portfolio — Service Shares	-35.18	NA	NA	-22.97	05/30/01
Global Technology Portfolio — Service Shares	-46.81	NA	NA	-43.27	05/30/01
Growth Portfolio — Service Shares	-32.29	NA	NA	-8.60	07/27/98
International Growth Portfolio — Service Shares	-31.30	NA	NA	-7.18	07/27/98
Mid Cap Growth Portfolio — Service Shares (formerly, Aggressive Growth Portfolio)	-33.71	NA	NA	-8.24	07/27/98
Worldwide Growth Portfolio — Service Shares	-31.25	NA	NA	-7.66	07/27/98

	For the 1-year period ended 12/31/02	For the 5-year period ended 12/31/02	For the 10-year period ended 12/31/02	From the Adoption in Separate Account to 12/31/02	Date of Adoption in Separate Account*

J.P. Morgan Series Trust II

Bond Portfolio	NA	NA	NA	2.05	06/30/02
International Opportunities Portfolio	NA	NA	NA	-20.82	06/30/02
Mid Cap Value Portfolio	NA	NA	NA	-5.66	06/30/02
Small Company Portfolio	NA	NA	NA	-17.65	06/30/02
U.S. Disciplined Equity Portfolio	NA	NA	NA	-13.65	06/30/02

MFS® Variable Insurance Trust

MFS® Investors Growth Stock Series — Service Class Shares	-33.30	NA	NA	-29.96	05/30/01
MFS® Investors Trust Series — Service Class Shares	-26.59	NA	NA	-23.63	05/30/01
MFS® New Discovery Series — Service Class Shares	-37.48	NA	NA	-27.24	05/30/01
MFS® Strategic Income Series — Service Class Shares	NA	NA	NA	2.01	06/28/02
MFS® Total Return Series — Service Class Shares	NA	NA	NA	-7.88	06/28/02
MFS® Utilities Series — Service Class Shares	-28.38	NA	NA	-31.36	05/30/01

Oppenheimer Variable Account Funds

Oppenheimer Aggressive Growth Fund/VA — Service Shares	-33.64	NA	NA	-7.37	07/27/98
Oppenheimer Capital Appreciation Fund/VA — Service Shares	-32.68	NA	NA	-3.56	07/27/98
Oppenheimer Global Securities Fund/VA — Service Shares	-27.83	NA	NA	-22.05	05/30/01
Oppenheimer Main Street Fund/VA — Service Shares (formerly, Oppenheimer Main Street Growth & Income Fund/VA)	-24.42	NA	NA	-20.93	05/30/01
Oppenheimer Main Street Small Cap Fund/VA — Service Shares	NA	NA	NA	-20.88	06/28/02

PIMCO Variable Insurance Trust

Foreign Bond Portfolio — Administrative Class Shares	3.41	NA	NA	4.39	05/30/01
High Yield Portfolio — Administrative Class Shares	-6.18	NA	NA	-3.76	05/30/01
Long-Term U.S. Government Portfolio — Administrative Class Shares	13.01	NA	NA	12.67	05/30/01
Total Return Portfolio — Administrative Class Shares	4.31	NA	NA	6.42	05/30/01

The Prudential Series Fund, Inc.

Jennison Portfolio — Class II	NA	NA	NA	NA	05/01/03

Rydex Variable Trust

OTC Fund	-44.69	NA	NA	-38.32	05/30/01

Scudder Variable Series II

Scudder Technology Growth Portfolio — Class B Shares	NA	NA	NA	-13.21	06/28/02
SVS Dreman High Return Equity Portfolio — Class B Shares	NA	NA	NA	-13.67	06/28/02
SVS Dreman Small Cap Value Portfolio — Class B Shares	NA	NA	NA	-21.94	06/28/02

Van Kampen Life Investment Trust

Comstock Portfolio — Class II Shares	NA	NA	NA	-23.67	05/01/02
Emerging Growth Portfolio — Class II Shares	NA	NA	NA	-32.58	05/01/02

*	Date on which a particular Portfolio was first available in the Separate Account. As the Separate Account is also used for other variable annuities offered by the Company, this date may be different from the date the Portfolio was first available in the product. Returns for a period of less than one year are not annualized.

**	Yield more closely reflects current earnings of the GE Investments Funds, Inc. — Money Market Fund or the Dreyfus Variable Investment Fund — Money Market Portfolio than its total return.

The following Portfolios were added to the Separate Account on May 1, 2003. Therefore, no Standardized Performance information is available:

AIM Variable Insurance Funds — AIM V.I. Basic Value Fund — Series II Shares

Federated Insurance Series — Federated Kaufmann Fund II — Service Shares

Fidelity Variable Insurance Products Fund III — VIP III Dynamic Capital Appreciation Portfolio — Service Class 2

Greenwich Street Series Fund — Salomon Brothers Variable Emerging Growth Fund — Class II

Nations Separate Account Trust — Nations Marsico Growth Portfolio

Nations Separate Account Trust — Nations Marsico International Opportunities Portfolio

The Prudential Series Fund, Inc. — Jennison 20/20 Focus Portfolio — Class II

Salomon Brothers Variable Series Funds Inc — Salomon Brothers Variable All Cap Fund — Class II

NON-STANDARDIZED PERFORMANCE DATA	In addition to the performance data discussed above, we may also show similar performance data for other periods.

We may from time to time also advertise or disclose average annual total return or other performance data in non-standardized formats for the Subaccounts. The non-standardized performance data may make different assumptions regarding the amount invested, the time periods shown, or the effect of withdrawals or income payments.

Non-standardized performance data will be advertised only if we also disclose the standardized performance data as shown in Tables 1 and 2.

We may disclose historic performance data for the Portfolios since their inception reduced by some or all of the fees and charges under the contract. Such non-standardized performance includes data that precedes the date on which a particular Portfolio was first available in the Separate Account. This data is designed to show the performance that would have resulted if the contract had been in existence during that time, based on the Portfolio’s performance. This data assumes that the Subaccounts available under the contract were in existence for the same period as the Portfolio with the charges equal to those currently assessed in the contract, including charges for the Portfolios.

The tables below reflect the non-standardized average annual total returns of the Subaccounts for one, five and ten years from the time the Portfolios were declared effective by the SEC until December 31, 2002. The method of calculation used is described in the Statement of Additional Information, which may be obtained free of charge by contacting our Service Center.

The total returns of the Portfolios have been reduced by the Separate Account charges, as if the contract had been in existence since the inception of the Portfolios. Table 3 assumes that either Annuitant is older than age 70 at the time the contract is issued. Expenses include:

(1)	A mortality and expense risk charge of 1.50% (deducted daily at an effective annual rate of the assets in the Separate Account);

(2)	An administrative expense charge 0.15% (deducted daily at an effective annual rate of the assets in the Separate Account); and

(3)	An annual contract charge of $30 (assumed to be equivalent to 0.1% of the Contract Value).

The charge for the Enhanced Payment Benefit Option and premium taxes are not included in the calculations. If these charges were included, the performance numbers shown would be lower. We do however, assume that you surrender contract and therefore, surrender charges are assumed. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

Table 3

Non-Standardized Total Returns

(assuming surrender at the end of the applicable time period and either Annuitant over age 70 at issue)

	For the 1-year period ended 12/31/02	For the 5-year period ended 12/31/02	For the 10-year period ended 12/31/02	Portfolio Inception Date*

AIM Variable Insurance Funds

AIM V.I. Aggressive Growth Fund — Series I Shares	-29.42	NA	NA	05/01/98
AIM V.I. Blue Chip Fund — Series I Shares	-32.85	NA	NA	12/29/99
AIM V.I. Capital Appreciation — Series I Shares	-31.08	-5.05	NA	05/05/93
AIM V.I. Growth — Series I Shares	-37.58	-11.03	NA	05/05/93
AIM V.I. Premier Equity — Series I Shares	-36.88	-4.98	NA	05/05/93

AllianceBernstein Variable Products Series Fund, Inc.

Growth and Income Portfolio — Class B	-29.03	0.78	8.98	01/14/91
Premier Growth Portfolio — Class B	-37.45	-4.30	7.11	06/26/92
Quasar Portfolio — Class B	-38.65	-12.28	NA	08/05/96
Technology Portfolio — Class B	NA	NA	NA	01/11/96

American Century Variable Portfolios, Inc.

VP Income & Growth Fund — Class I	-26.18	-2.96	NA	10/30/97
VP International Fund — Class I	-27.17	-4.57	NA	05/02/94
VP Ultra Fund — Class I	-29.46	NA	NA	05/01/01
VP Value Fund — Class I	-19.55	1.23	NA	05/01/96

Dreyfus

Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares	-7.62	NA	NA	12/15/99
Dreyfus Investment Portfolios — MidCap Stock Portfolio — Initial Shares	-19.57	NA	NA	05/01/98
The Dreyfus Socially Responsible Growth Fund, Inc.	-35.59	-6.64	NA	10/15/93
Dreyfus Variable Investment Fund — Money Market Portfolio	-6.05	0.26	1.29	08/31/90

Eaton Vance Variable Trust

VT Floating-Rate Income Fund	-6.84	NA	NA	05/02/01
VT Income Fund of Boston	NA	NA	NA	09/13/02
VT Worldwide Health Sciences Fund	-36.46	NA	NA	05/02/01

Federated Insurance Series

Federated High Income Bond Fund II — Service Shares	-5.94	-3.31	NA	03/01/94
Federated International Small Company Fund II	-24.32	NA	NA	05/01/00

Fidelity Variable Insurance Products Funds (“VIP”)

VIP Equity-Income Portfolio — Service Class 2	-24.00	-2.73	7.53	10/09/86
VIP Growth Portfolio — Service Class 2	-36.92	-3.43	6.21	10/09/86

Fidelity Variable Insurance Products Funds II (“VIP II”)

VIP II Contrafund® Portfolio — Service Class 2	-16.59	0.74	NA	01/03/95

Fidelity Variable Insurance Products Funds III (“VIP III”)

VIP III Growth & Income Portfolio — Service Class 2	-23.70	-2.31	NA	12/31/96
VIP III Mid Cap Portfolio — Service Class 2	-17.00	NA	NA	12/28/98

Franklin Templeton Investments

Franklin Large Cap Growth Securities Fund	-29.93	-0.21	NA	04/30/96
Mutual Shares Securities Fund	-18.75	1.27	NA	11/08/96
Templeton Foreign Securities Fund	-25.39	-4.92	5.76	05/01/92
Templeton Global Asset Allocation Fund	-11.46	-0.40	6.67	08/24/88

	For the 1-year period ended 12/31/02	For the 5-year period ended 12/31/02	For the 10-year period ended 12/31/02	Portfolio Inception Date*

GE Investments Funds, Inc.

Income Fund	2.56	4.20	NA	01/02/95
Mid-Cap Value Equity Fund	-20.67	0.56	NA	05/01/97
Money Market Fund**	-5.70	1.73	2.64	06/30/85
Premier Growth Equity Fund	-27.80	2.17	NA	12/12/97
Real Estate Securities Fund	-8.47	1.07	NA	05/01/95
S&P 500® Index Fund	-29.13	-3.69	7.31	04/14/85
Small-Cap Value Equity Fund	-20.76	NA	NA	05/01/00
Total Return Fund	-16.30	1.50	7.18	07/01/85
U.S. Equity Fund	-26.08	-1.07	NA	01/02/95
Value Equity Fund	-24.41	NA	NA	05/01/00

Janus Aspen Series

Balanced Portfolio — Service Shares	-13.71	5.50	NA	09/13/93
Capital Appreciation Portfolio — Service Shares	-22.80	4.23	NA	05/01/97
Global Life Sciences Portfolio — Service Shares	-36.18	NA	NA	01/15/00
Global Technology Portfolio — Service Shares	-47.37	NA	NA	01/15/00
Growth Portfolio — Service Shares	-33.40	-4.69	NA	09/13/93
International Growth Portfolio — Service Shares	-32.46	-2.66	NA	05/02/94
Mid Cap Growth Portfolio — Service Shares (formerly, Aggressive Growth Portfolio)	-34.78	-5.23	NA	09/13/93
Worldwide Growth Portfolio — Service Shares	-32.41	-2.47	NA	09/13/93

J.P. Morgan Series Trust II

Bond Portfolio	0.98	3.84	NA	12/31/94
International Opportunities Portfolio	-25.36	-7.38	NA	12/31/94
Mid Cap Value Portfolio	-6.96	NA	NA	09/28/01
Small Company Portfolio	-28.51	-5.53	NA	12/31/94
U.S. Disciplined Equity Portfolio	-31.36	-5.70	NA	12/31/94

MFS® Variable Insurance Trust

MFS® Investors Growth Stock Series — Service Class Shares	-34.38	NA	NA	05/03/99
MFS® Investors Trust Series — Service Class Shares	-27.93	-5.74	NA	10/09/95
MFS® New Discovery Series — Service Class Shares	-38.40	NA	NA	04/29/98
MFS® Strategic Income Series — Service Class Shares	0.90	1.65	NA	06/14/94
MFS® Total Return Series — Service Class Shares	-12.41	2.22	NA	01/03/95
MFS® Utilities Series — Service Class Shares	-29.65	-3.65	NA	01/03/95

Oppenheimer Variable Account Funds

Oppenheimer Aggressive Growth Fund/VA — Service Shares	NA	NA	NA	08/15/86
Oppenheimer Capital Appreciation Fund/VA — Service Shares	-33.78	-0.69	7.90	04/03/85
Oppenheimer Global Securities Fund/VA — Service Shares	-29.12	2.65	9.86	11/12/90
Oppenheimer Main Street Fund/VA — Service Shares (formerly, Oppenheimer Main Street Growth & Income Fund/VA)	-25.85	-7.27	NA	07/05/95
Oppenheimer Main Street Small Cap Fund/VA — Service Shares	-22.80	NA	NA	05/01/98

PIMCO Variable Insurance Trust

Foreign Bond Portfolio — Administrative Class Shares	0.90	NA	NA	02/16/99
High Yield Portfolio — Administrative Class Shares	-8.32	NA	NA	04/30/98
Long-Term U.S. Government Portfolio — Administrative Class Shares	10.13	NA	NA	04/30/99
Total Return Portfolio — Administrative Class Shares	1.76	4.03	NA	12/24/97

The Prudential Series Fund, Inc.

Jennison Portfolio — Class II	-37.77	NA	NA	02/09/00

Rydex Variable Trust

OTC Fund	-45.32	-4.98	NA	05/07/97

	For the 1-year period ended 12/31/02	For the 5-year period ended 12/31/02	For the 10-year period ended 12/31/02	Portfolio Inception Date*

Scudder Variable Series II

Scudder Technology Growth Portfolio — Class B Shares	-42.22	NA	NA	05/03/99
SVS Dreman High Return Equity Portfolio — Class B Shares	-25.03	NA	NA	05/04/98
SVS Dreman Small Cap Value Portfolio — Class B Shares	-18.58	-3.20	NA	05/01/96

Van Kampen Life Investment Trust

Comstock Portfolio — Class II Shares	-26.25	NA	NA	04/30/99
Emerging Growth Portfolio — Class II Shares	-39.93	0.03	NA	07/03/95

*	Date on which a particular Portfolio was declared effective by the SEC; this date may be different from the date the Portfolio was first available in the Separate Account. Returns for a period of less than one year are not annualized.

**	Yield more closely reflects current earnings of the GE Investments Funds, Inc.—Money Market Fund or the Dreyfus Variable Investment Fund — Money Market Portfolio than its total return.

The following Portfolios were added to the Separate Account on May 1, 2003. Therefore, no Non-Standardized Performance information is available:

AIM Variable Insurance Funds — AIM V.I. Basic Value Fund — Series II Shares

Federated Insurance Series — Federated Kaufmann Fund II — Service Shares

Fidelity Variable Insurance Products Fund III — VIP III Dynamic Capital Appreciation Portfolio — Service Class 2

Greenwich Street Series Fund — Salomon Brothers Variable Emerging Growth Fund — Class II

Nations Separate Account Trust — Nations Marsico Growth Portfolio

Nations Separate Account Trust — Nations Marsico International Opportunities Portfolio

The Prudential Series Fund, Inc. — Jennison 20/20 Focus Portfolio — Class II

Salomon Brothers Variable Series Funds Inc — Salomon Brothers Variable All Cap Fund — Class II

NON-STANDARDIZED PERFORMANCE DATA

The total returns of the Portfolios have been reduced by the Separate Account charges, as if the contract had been in existence since the inception of the Portfolios. Table 4 assumes that the Annuitant and Joint Annuitant (if applicable) are age 70 or younger at the time the contract is issued. Expenses include:

(1)	A mortality and expense risk charge of 1.30% (deducted daily at an effective annual rate of the assets in the Separate Account);

(2)	An administrative expense charge 0.15% (deducted daily at an effective annual rate of the assets in the Separate Account); and

(3)	An annual contract charge of $30 (assumed to be equivalent to 0.1% of the Contract Value).

The charge for the Enhanced Payment Benefit Option and premium taxes are not included in the calculations. If these charges were included, the performance numbers shown would be lower. We do however, assume that you surrender contract and therefore, surrender charges are assumed. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

Table 4

Non-Standardized Total Returns

(assuming surrender at the end of the applicable time period and each Annuitant age 70 or younger at issue)

	For the 1-year period ended 12/31/02	For the 5-year period ended 12/31/02	For the 10-year period ended 12/31/02	Portfolio Inception Date*

AIM Variable Insurance Funds

AIM V.I. Aggressive Growth Fund — Series I Shares	-29.26	NA	NA	05/01/98
AIM V.I. Blue Chip Fund — Series I Shares	-32.71	NA	NA	12/29/99
AIM V.I. Capital Appreciation — Series I Shares	-30.93	-4.85	NA	05/05/93
AIM V.I. Growth — Series I Shares	-37.44	-10.83	NA	05/05/93
AIM V.I. Premier Equity — Series I Shares	-36.74	-4.78	NA	05/05/93

AllianceBernstein Variable Products Series Fund, Inc.

Growth and Income Portfolio — Class B	-28.87	0.99	9.20	01/14/91
Premier Growth Portfolio — Class B	-37.31	-4.09	7.33	06/26/92
Quasar Portfolio — Class B	-38.52	-12.09	NA	08/05/96
Technology Portfolio — Class B	-48.11	-3.07	NA	01/11/96

American Century Variable Portfolios, Inc.

VP Income & Growth Fund — Class I	-26.02	-2.75	NA	10/30/97
VP International Fund — Class I	-27.01	-4.36	NA	05/02/94
VP Ultra Fund — Class I	-29.31	NA	NA	05/01/01
VP Value Fund — Class I	-19.37	1.45	NA	05/01/96

Dreyfus

Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares	-7.42	NA	NA	12/15/99
Dreyfus Investment Portfolios — MidCap Stock Portfolio — Initial Shares	-19.40	NA	NA	05/01/98
The Dreyfus Socially Responsible Growth Fund, Inc.	-35.45	-6.44	NA	10/15/93
Dreyfus Variable Investment Fund — Money Market Portfolio	-5.84	0.48	1.50	08/31/90

	For the 1-year period ended 12/31/02	For the 5-year period ended 12/31/02	For the 10-year period ended 12/31/02	Portfolio Inception Date*

Eaton Vance Variable Trust

VT Floating-Rate Income Fund	-6.63	NA	NA	05/02/01
VT Income Fund of Boston	NA	NA	NA	09/13/02
VT Worldwide Health Sciences Fund	-36.32	NA	NA	05/02/01

Federated Insurance Series

Federated High Income Bond Fund II — Service Shares	-5.74	-3.10	NA	03/01/94
Federated International Small Company Fund II	-24.16	NA	NA	05/01/00

Fidelity Variable Insurance Products Funds (“VIP”)

VIP Equity-Income Portfolio — Service Class 2	-23.84	-2.52	7.75	10/09/86
VIP Growth Portfolio — Service Class 2	-36.78	-3.22	6.43	10/09/86

Fidelity Variable Insurance Products Funds II (“VIP II”)

VIP II Contrafund® Portfolio — Service Class 2	-16.40	0.95	NA	01/03/95

Fidelity Variable Insurance Products Funds III (“VIP III”)

VIP III Growth & Income Portfolio — Service Class 2	-23.53	-2.10	NA	12/31/96
VIP III Mid Cap Portfolio — Service Class 2	-16.82	NA	NA	12/28/98

Franklin Templeton Investments

Franklin Large Cap Growth Securities Fund	-29.78	0.00	NA	04/30/96
Mutual Shares Securities Fund	-18.58	1.48	NA	11/08/96
Templeton Foreign Securities Fund	-25.22	-4.72	5.98	05/01/92
Templeton Global Asset Allocation Fund	-11.27	-0.18	6.89	08/24/88

GE Investments Funds, Inc.

Income Fund	2.78	4.42	NA	01/02/95
Mid-Cap Value Equity Fund	-20.50	0.77	NA	05/01/97
Money Market Fund**	-5.50	1.94	2.85	06/30/85
Premier Growth Equity Fund	-27.64	2.39	NA	12/12/97
Real Estate Securities Fund	-8.27	1.28	NA	05/01/95
S&P 500® Index Fund	-28.97	-3.48	7.53	04/14/85
Small-Cap Value Equity Fund	-20.59	NA	NA	05/01/00
Total Return Fund	-16.12	1.71	7.40	07/01/85
U.S. Equity Fund	-25.92	-0.86	NA	01/02/95
Value Equity Fund	-24.24	NA	NA	05/01/00

Janus Aspen Series

Balanced Portfolio — Service Shares	-13.52	5.72	NA	09/13/93
Capital Appreciation Portfolio — Service Shares	-22.63	4.45	NA	05/01/97
Global Life Sciences Portfolio — Service Shares	-36.04	NA	NA	01/15/00
Global Technology Portfolio — Service Shares	-47.25	NA	NA	01/15/00
Growth Portfolio — Service Shares	-33.26	-4.48	NA	09/13/93
International Growth Portfolio — Service Shares	-32.31	-2.45	NA	05/02/94
Mid Cap Growth Portfolio — Service Shares (formerly, Aggressive Growth Portfolio)	-34.63	-5.02	NA	09/13/93
Worldwide Growth Portfolio — Service Shares	-32.26	-2.26	NA	09/13/93

J.P. Morgan Series Trust II

Bond Portfolio	1.20	4.06	NA	12/31/94
International Opportunities Portfolio	-25.20	-7.18	NA	12/31/94
Mid Cap Value Portfolio	-6.76	NA	NA	09/28/01
Small Company Portfolio	-28.35	-5.33	NA	12/31/94
U.S. Disciplined Equity Portfolio	-31.21	-5.50	NA	12/31/94

	For the 1-year period ended 12/31/02	For the 5-year period ended 12/31/02	For the 10-year period ended 12/31/02	Portfolio Inception Date*

MFS® Variable Insurance Trust

MFS® Investors Growth Stock Series — Service Class Shares	-34.24	NA	NA	05/03/99
MFS® Investors Trust Series — Service Class Shares	-27.78	-5.54	NA	10/09/95
MFS® New Discovery Series — Service Class Shares	-38.26	NA	NA	04/29/98
MFS® Strategic Income Series — Service Class Shares	1.11	1.86	NA	06/14/94
MFS® Total Return Series — Service Class Shares	-12.22	2.44	NA	01/03/95
MFS® Utilities Series — Service Class Shares	-29.49	-3.44	NA	01/03/95

Oppenheimer Variable Account Funds

Oppenheimer Aggressive Growth Fund/VA — Service Shares	-34.57	-4.64	4.80	08/15/86
Oppenheimer Capital Appreciation Fund/VA — Service Shares	-33.64	-0.48	8.12	04/03/85
Oppenheimer Global Securities Fund/VA — Service Shares	-28.97	2.87	10.08	11/12/90
Oppenheimer Main Street Fund/VA — Service Shares (formerly, Oppenheimer Main Street Growth & Income Fund/VA)	-25.69	-7.07	NA	07/05/95
Oppenheimer Main Street Small Cap Fund/VA — Service Shares	-22.63	NA	NA	05/01/98

PIMCO Variable Insurance Trust

Foreign Bond Portfolio — Administrative Class Shares	1.11	NA	NA	02/16/99
High Yield Portfolio — Administrative Class Shares	-8.12	NA	NA	04/30/98
Long-Term U.S. Government Portfolio — Administrative Class Shares	10.36	NA	NA	04/30/99
Total Return Portfolio — Administrative Class Shares	1.98	4.25	NA	12/24/97

The Prudential Series Fund, Inc.

Jennison Portfolio — Class II	-37.63	NA	NA	02/09/00

Rydex Variable Trust

OTC Fund	-45.20	-4.77	NA	05/07/97

Scudder Variable Series II

Scudder Technology Growth Portfolio — Class B Shares	-42.09	NA	NA	05/03/99
SVS Dreman High Return Equity Portfolio — Class B Shares	-24.87	NA	NA	05/04/98
SVS Dreman Small Cap Value Portfolio — Class B Shares	-18.41	-2.99	NA	05/01/96

Van Kampen Life Investment Trust

Comstock Portfolio — Class II Shares	-26.08	NA	NA	04/30/99
Emerging Growth Portfolio — Class II Shares	-39.10	0.46	NA	07/03/95

*	Date on which a particular Portfolio was declared effective by the SEC; this date may be different from the date the Portfolio was first available in the Separate Account. Returns for a period of less than one year are not annualized.

**	Yield more closely reflects current earnings of the GE Investments Funds, Inc. — Money Market Fund or the Dreyfus Variable Investment Fund — Money Market Portfolio than its total return.

The following Portfolios were added to the Separate Account on May 1, 2003. Therefore, no Standardized Performance information is available:

AIM Variable Insurance Funds — AIM V.I. Basic Value Fund — Series II Shares

Federated Insurance Series — Federated Kaufmann Fund II — Service Shares

Fidelity Variable Insurance Products Fund III — VIP III Dynamic Capital Appreciation Portfolio — Service Class 2

Greenwich Street Series Fund — Salomon Brothers Variable Emerging Growth Fund — Class II

Nations Separate Account Trust — Nations Marsico Growth Portfolio

Nations Separate Account Trust — Nations Marsico International Opportunities Portfolio

The Prudential Series Fund, Inc. — Jennison Portfolio — Class II

The Prudential Series Fund, Inc. — Jennison 20/20 Focus Portfolio — Class II

Salomon Brothers Variable Series Funds Inc — Salomon Brothers Variable All Cap Fund — Class II

NON-STANDARDIZED PERFORMANCE DATA

The total returns of the Portfolios have been reduced by the Separate Account charges, as if the contract had been in existence since the inception of the Portfolios. Table 5 assumes that either Annuitant is older than age 70 at the time the contract is issued. Expenses include:

(1)	A mortality and expense risk charge of 1.50% (deducted daily at an effective annual rate of the assets in the Separate Account);

(2)	An administrative expense charge 0.15% (deducted daily at an effective annual rate of the assets in the Separate Account); and

(3)	An annual contract charge of $30 (assumed to be equivalent to 0.1% of the Contract Value).

The charge for the Enhanced Payment Benefit Option and premium taxes are not included in the calculations. In addition, we assume that you do not surrender contract and therefore, no surrender charges are assumed. If these charges were included, the performance numbers shown would be lower. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

Table 5

Non-Standardized Total Returns

(assuming no surrender at the end of the applicable time period and either Annuitant over age 70 at issue)

	For the 1-year period ended 12/31/02	For the 5-year period ended 12/31/02	For the 10-year period ended 12/31/02	Portfolio Inception Date*

AIM Variable Insurance Funds

AIM V.I. Aggressive Growth Fund — Series I Shares	-24.02	NA	NA	05/01/98
AIM V.I. Blue Chip Fund — Series I Shares	-27.45	NA	NA	12/29/99
AIM V.I. Capital Appreciation — Series I Shares	-25.68	-3.97	NA	05/05/93
AIM V.I. Growth — Series I Shares	-32.18	-9.63	NA	05/05/93
AIM V.I. Premier Equity — Series I Shares	-31.48	-3.90	NA	05/05/93

AllianceBernstein Variable Products Series Fund, Inc.

Growth and Income Portfolio — Class B	-23.63	1.64	8.98	01/14/91
Premier Growth Portfolio — Class B	-32.05	-3.25	7.11	06/26/92
Quasar Portfolio — Class B	-33.25	-10.81	NA	08/05/96
Technology Portfolio — Class B	NA	NA	NA	01/11/96

	For the 1-year period ended 12/31/02	For the 5-year period ended 12/31/02	For the 10-year period ended 12/31/02	Portfolio Inception Date*

American Century Variable Portfolios, Inc.

VP Income & Growth Fund — Class I	-20.78	-1.97	NA	10/30/97
VP International Fund — Class I	-21.77	-3.50	NA	05/02/94
VP Ultra Fund — Class I	-24.06	NA	NA	05/01/01
VP Value Fund — Class I	-14.15	2.07	NA	05/01/96

Dreyfus

Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares	-2.22	NA	NA	12/15/99
Dreyfus Investment Portfolios — MidCap Stock Portfolio — Initial Shares	-14.17	NA	NA	05/01/98
The Dreyfus Socially Responsible Growth Fund, Inc.	-30.19	-5.48	NA	10/15/93
Dreyfus Variable Investment Fund — Money Market Portfolio	-0.65	1.14	1.29	08/31/90

Eaton Vance Variable Trust

VT Floating-Rate Income Fund	-1.44	NA	NA	05/02/01
VT Income Fund of Boston	NA	NA	NA	09/13/02
VT Worldwide Health Sciences Fund	-31.06	NA	NA	05/02/01

Federated Insurance Series

Federated High Income Bond Fund II — Service Shares	-0.54	-2.30	NA	03/01/94
Federated International Small Company Fund II	-18.92	NA	NA	05/01/00

Fidelity Variable Insurance Products Funds (“VIP”)

VIP Equity-Income Portfolio — Service Class 2	-18.60	-1.74	7.53	10/09/86
VIP Growth Portfolio — Service Class 2	-31.52	-2.42	6.21	10/09/86

Fidelity Variable Insurance Products Funds II (“VIP II”)

VIP II Contrafund® Portfolio — Service Class 2	-11.19	1.60	NA	01/03/95

Fidelity Variable Insurance Products Funds III (“VIP III”)

VIP III Growth & Income Portfolio — Service Class 2	-18.30	-1.34	NA	12/31/96
VIP III Mid Cap Portfolio — Service Class 2	-11.60	NA	NA	12/28/98

Franklin Templeton Investments

Franklin Large Cap Growth Securities Fund	-24.53	0.68	NA	04/30/96
Mutual Shares Securities Fund	-13.35	2.11	NA	11/08/96
Templeton Foreign Securities Fund	-19.99	-3.85	5.76	05/01/92
Templeton Global Asset Allocation Fund	-6.06	0.50	6.67	08/24/88

GE Investments Funds, Inc.

Income Fund	7.96	4.96	NA	01/02/95
Mid-Cap Value Equity Fund	-15.27	1.42	NA	05/01/97
Money Market Fund**	-0.30	2.55	2.64	06/30/85
Premier Growth Equity Fund	-22.40	2.99	NA	12/12/97
Real Estate Securities Fund	-3.07	1.92	NA	05/01/95
S&P 500® Index Fund	-23.73	-2.67	7.31	04/14/85
Small-Cap Value Equity Fund	-15.36	NA	NA	05/01/00
Total Return Fund	-10.90	2.33	7.18	07/01/85
U.S. Equity Fund	-20.68	-0.14	NA	01/02/95
Value Equity Fund	-19.01	NA	NA	05/01/00

	For the 1-year period ended 12/31/02	For the 5-year period ended 12/31/02	For the 10-year period ended 12/31/02	Portfolio Inception Date*

Janus Aspen Series

Balanced Portfolio — Service Shares	-8.31	6.22	NA	09/13/93
Capital Appreciation Portfolio — Service Shares	-17.40	4.98	NA	05/01/97
Global Life Sciences Portfolio — Service Shares	-30.78	NA	NA	01/15/00
Global Technology Portfolio — Service Shares	-41.97	NA	NA	01/15/00
Growth Portfolio — Service Shares	-28.00	-3.62	NA	09/13/93
International Growth Portfolio — Service Shares	-27.06	-1.68	NA	05/02/94
Mid Cap Growth Portfolio — Service Shares (formerly, Aggressive Growth Portfolio)	-29.38	-4.14	NA	09/13/93
Worldwide Growth Portfolio — Service Shares	-27.01	-1.49	NA	09/13/93

J.P. Morgan Series Trust II

Bond Portfolio	6.38	4.60	NA	12/31/94
International Opportunities Portfolio	-19.96	-6.19	NA	12/31/94
Mid Cap Value Portfolio	-1.56	NA	NA	09/28/01
Small Company Portfolio	-23.11	-4.43	NA	12/31/94
U.S. Disciplined Equity Portfolio	-25.96	-4.59	NA	12/31/94

MFS® Variable Insurance Trust

MFS® Investors Growth Stock Series — Service Class Shares	-28.98	NA	NA	05/03/99
MFS® Investors Trust Series — Service Class Shares	-22.53	-4.63	NA	10/09/95
MFS® New Discovery Series — Service Class Shares	-33.00	NA	NA	04/29/98
MFS® Strategic Income Series — Service Class Shares	6.30	2.48	NA	06/14/94
MFS® Total Return Series — Service Class Shares	-7.01	3.04	NA	01/03/95
MFS® Utilities Series — Service Class Shares	-24.25	-2.63	NA	01/03/95

Oppenheimer Variable Account Funds

Oppenheimer Aggressive Growth Fund/VA — Service Shares	NA	NA	NA	08/15/86
Oppenheimer Capital Appreciation Fund/VA — Service Shares	-28.38	0.22	7.90	04/03/85
Oppenheimer Global Securities Fund/VA — Service Shares	-23.72	3.45	9.86	11/12/90
Oppenheimer Main Street Fund/VA — Service Shares (formerly, Oppenheimer Main Street Growth & Income Fund/VA)	-20.45	-6.08	NA	07/05/95
Oppenheimer Main Street Small Cap Fund/VA — Service Shares	-17.40	NA	NA	05/01/98

PIMCO Variable Insurance Trust

Foreign Bond Portfolio — Administrative Class Shares	6.30	NA	NA	02/16/99
High Yield Portfolio — Administrative Class Shares	-2.92	NA	NA	04/30/98
Long-Term U.S. Government Portfolio — Administrative Class Shares	15.53	NA	NA	04/30/99
Total Return Portfolio — Administrative Class Shares	7.16	4.79	NA	12/24/97

The Prudential Series Fund, Inc.

Jennison Portfolio — Class II	-32.37	NA	NA	02/09/00

Rydex Variable Trust

OTC Fund	-39.92	-3.90	NA	05/07/97

Scudder Variable Series II

Scudder Technology Growth Portfolio — Class B Shares	-36.82	NA	NA	05/03/99
SVS Dreman High Return Equity Portfolio — Class B Shares	-19.63	NA	NA	05/04/98
SVS Dreman Small Cap Value Portfolio — Class B Shares	-13.18	-2.20	NA	05/01/96

Van Kampen Life Investment Trust

Comstock Portfolio — Class II Shares	-20.85	NA	NA	04/30/99
Emerging Growth Portfolio — Class II Shares	-34.53	0.91	NA	07/03/95

*	Date on which a particular Portfolio was declared effective by the SEC; this date may be different from the date the Portfolio was first available in the Separate Account. Returns for a period of less than one year are not annualized.
**	Yield more closely reflects current earnings of the GE Investments Funds, Inc. — Money Market Fund or the Dreyfus Variable Investment Fund — Money Market Portfolio than its total return.

The following Portfolios were added to the Separate Account on May 1, 2003. Therefore, no Non-Standardized Performance information is available:

AIM Variable Insurance Funds — AIM V.I. Basic Value Fund — Series II Shares

Federated Insurance Series — Federated Kaufmann Fund II — Service Shares

Fidelity Variable Insurance Products Fund III — VIP III Dynamic Capital Appreciation Portfolio — Service Class 2

Greenwich Street Series Fund — Salomon Brothers Variable Emerging Growth  Fund — Class II

Nations Separate Account Trust — Nations Marsico Growth Portfolio

Nations Separate Account Trust — Nations Marsico International Opportunities Portfolio

The Prudential Series Fund, Inc. — Jennison 20/20 Focus Portfolio — Class II

Salomon Brothers Variable Series Funds Inc — Salomon Brothers Variable All Cap Fund — Class II

NON-STANDARDIZED PERFORMANCE DATA

The total returns of the Portfolios have been reduced by the Separate Account charges, as if the contract had been in existence since the inception of the Portfolios. Table 6 assumes that the Annuitant and Joint Annuitant (if applicable) are age 70 or younger at the time the contract is issued. Expenses include:

(1)	A mortality and expense risk charge of 1.30% (deducted daily at an effective annual rate of the assets in the Separate Account);

(2)	An administrative expense charge 0.15% (deducted daily at an effective annual rate of the assets in the Separate Account); and

(3)	An annual contract charge of $30 (assumed to be equivalent to 0.1% of the Contract Value).

The charge for the Enhanced Payment Benefit Option and premium taxes are not included in the calculations. In addition, we assume that you do not surrender contract and therefore, no surrender charges are assumed. If these charges were included, the performance numbers shown would be lower. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

Table 6

Non-Standard Performance Data assuming no surrender at the end of the applicable time period.

(assuming each Annuitant age 70 or younger at issue)

	For the 1-year period ended 12/31/02	For the 5-year period ended 12/31/02	For the 10-year period ended 12/31/02	Portfolio Inception Date*

AIM Variable Insurance Funds

AIM V.I. Aggressive Growth Fund — Series I Shares	-23.86	NA	NA	05/01/98
AIM V.I. Blue Chip Fund — Series I Shares	-27.31	NA	NA	12/29/99
AIM V.I. Capital Appreciation — Series I Shares	-25.53	-3.77	NA	05/05/93
AIM V.I. Growth — Series I Shares	-32.04	-9.45	NA	05/05/93
AIM V.I. Premier Equity — Series I Shares	-31.34	-3.71	NA	05/05/93

AllianceBernstein Variable Products Series Fund, Inc.

Growth and Income Portfolio — Class B	-23.47	1.84	9.20	01/14/91
Premier Growth Portfolio — Class B	-31.91	-3.05	7.33	06/26/92
Quasar Portfolio — Class B	-33.12	-10.63	NA	08/05/96
Technology Portfolio — Class B	-42.71	-2.07	NA	01/11/96

American Century Variable Portfolios, Inc.

VP Income & Growth Fund — Class I	-20.62	-1.77	NA	10/30/97
VP International Fund — Class I	-21.61	-3.31	NA	05/02/94
VP Ultra Fund — Class I	-23.91	NA	NA	05/01/01
VP Value Fund — Class I	-13.97	2.28	NA	05/01/96

Dreyfus

Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares	-2.02	NA	NA	12/15/99
Dreyfus Investment Portfolios — MidCap Stock Portfolio — Initial Shares	-14.00	NA	NA	05/01/98
The Dreyfus Socially Responsible Growth Fund, Inc.	-30.05	-5.29	NA	10/15/93
Dreyfus Variable Investment Fund — Money Market Portfolio	-0.44	1.34	1.50	08/31/90

Eaton Vance Variable Trust

VT Floating-Rate Income Fund	-1.23	NA	NA	05/02/01
VT Income Fund of Boston	NA	NA	NA	09/13/02
VT Worldwide Health Sciences Fund	-30.92	NA	NA	05/02/01

Federated Insurance Series

Federated High Income Bond Fund II — Service Shares	-0.34	-2.10	NA	03/01/94
Federated International Small Company Fund II	-18.76	NA	NA	05/01/00

Fidelity Variable Insurance Products Funds (“VIP”)

VIP Equity-Income Portfolio — Service Class 2	-18.44	-1.54	7.75	10/09/86
VIP Growth Portfolio — Service Class 2	-31.38	-2.22	6.43	10/09/86

Fidelity Variable Insurance Products Funds II (“VIP II”)

VIP II Contrafund® Portfolio — Service Class 2	-11.00	1.80	NA	01/03/95

Fidelity Variable Insurance Products Funds III (“VIP III”)

VIP III Growth & Income Portfolio — Service Class 2	-18.13	-1.14	NA	12/31/96
VIP III Mid Cap Portfolio — Service Class 2	-11.42	NA	NA	12/28/98

Franklin Templeton Investments

Franklin Large Cap Growth Securities Fund	-24.38	0.89	NA	04/30/96
Mutual Shares Securities Fund	-13.18	2.32	NA	11/08/96
Templeton Foreign Securities Fund	-19.82	-3.65	5.98	05/01/92
Templeton Global Asset Allocation Fund	-5.87	0.71	6.89	08/24/88

	For the 1-year period ended 12/31/02	For the 5-year period ended 12/31/02	For the 10-year period ended 12/31/02	Portfolio Inception Date*

GE Investments Funds, Inc.

Income Fund	8.18	5.17	NA	01/02/95
Mid-Cap Value Equity Fund	-15.10	1.63	NA	05/01/97
Money Market Fund**	-0.10	2.76	2.85	06/30/85
Premier Growth Equity Fund	-22.24	3.20	NA	12/12/97
Real Estate Securities Fund	-2.87	2.13	NA	05/01/95
S&P 500® Index Fund	-23.57	-2.47	7.53	04/14/85
Small-Cap Value Equity Fund	-15.19	NA	NA	05/01/00
Total Return Fund	-10.72	2.54	7.40	07/01/85
U.S. Equity Fund	-20.52	0.06	NA	01/02/95
Value Equity Fund	-18.84	NA	NA	05/01/00

Janus Aspen Series

Balanced Portfolio — Service Shares	-8.12	6.44	NA	09/13/93
Capital Appreciation Portfolio — Service Shares	-17.23	5.20	NA	05/01/97
Global Life Sciences Portfolio — Service Shares	-30.64	NA	NA	01/15/00
Global Technology Portfolio — Service Shares	-41.85	NA	NA	01/15/00
Growth Portfolio — Service Shares	-27.86	-3.43	NA	09/13/93
International Growth Portfolio — Service Shares	-26.91	-1.48	NA	05/02/94
Mid Cap Growth Portfolio — Service Shares (formerly, Aggressive Growth Portfolio)	-29.23	-3.94	NA	09/13/93
Worldwide Growth Portfolio — Service Shares	-26.86	-1.29	NA	09/13/93

J.P. Morgan Series Trust II

Bond Portfolio	6.60	4.82	NA	12/31/94
International Opportunities Portfolio	-19.80	-6.00	NA	12/31/94
Mid Cap Value Portfolio	-1.36	NA	NA	09/28/01
Small Company Portfolio	-22.95	-4.24	NA	12/31/94
U.S. Disciplined Equity Portfolio	-25.81	-4.39	NA	12/31/94

MFS® Variable Insurance Trust

MFS® Investors Growth Stock Series — Service Class Shares	-28.84	NA	NA	05/03/99
MFS® Investors Trust Series — Service Class Shares	-22.38	-4.44	NA	10/09/95
MFS® New Discovery Series — Service Class Shares	-32.86	NA	NA	04/29/98
MFS® Strategic Income Series — Service Class Shares	6.51	2.69	NA	06/14/94
MFS® Total Return Series — Service Class Shares	-6.82	3.24	NA	01/03/95
MFS® Utilities Series — Service Class Shares	-24.09	-2.43	NA	01/03/95

Oppenheimer Variable Account Funds

Oppenheimer Aggressive Growth Fund/VA — Service Shares	-29.17	-3.58	4.80	08/15/86
Oppenheimer Capital Appreciation Fund/VA — Service Shares	-28.24	0.42	8.12	04/03/85
Oppenheimer Global Securities Fund/VA — Service Shares	-23.57	3.66	10.08	11/12/90
Oppenheimer Main Street Fund/VA — Service Shares (formerly, Oppenheimer Main Street Growth & Income Fund/VA)	-20.29	-5.89	NA	07/05/95
Oppenheimer Main Street Small Cap Fund/VA — Service Shares	-17.23	NA	NA	05/01/98

PIMCO Variable Insurance Trust

Foreign Bond Portfolio — Administrative Class Shares	6.51	NA	NA	02/16/99
High Yield Portfolio — Administrative Class Shares	-2.72	NA	NA	04/30/98
Long-Term U.S. Government Portfolio — Administrative Class Shares	15.76	NA	NA	04/30/99
Total Return Portfolio — Administrative Class Shares	7.38	5.00	NA	12/24/97

The Prudential Series Fund, Inc.

Jennison Portfolio — Class II	-32.23	NA	NA	02/09/00

Rydex Variable Trust

OTC Fund	-39.80	-3.70	NA	05/07/97

	For the 1-year period ended 12/31/02	For the 5-year period ended 12/31/02	For the 10-year period ended 12/31/02	Portfolio Inception Date*

Scudder Variable Series II

Scudder Technology Growth Portfolio — Class B Shares	-36.69	NA	NA	05/03/99
SVS Dreman High Return Equity Portfolio — Class B Shares	-19.47	NA	NA	05/04/98
SVS Dreman Small Cap Value Portfolio — Class B Shares	-13.01	-2.00	NA	05/01/96

Van Kampen Life Investment Trust

Comstock Portfolio — Class II Shares	-20.68	NA	NA	04/30/99
Emerging Growth Portfolio — Class II Shares	-33.70	1.33	NA	07/03/95

*	Date on which a particular Portfolio was declared effective by the SEC; this date may be different than the date the Portfolio was first available in the Separate Account. Returns for a period of less than one year are not annualized.

**	Yield more closely reflects current earnings of the GE Investments Funds, Inc. — Money Market Fund or the Dreyfus Variable Investment Fund — Money Market Portfolio than its total return.

The following Portfolios were added to the Separate Account on May 1, 2003. Therefore, no Non-Standardized Performance information is available:

AIM Variable Insurance Funds — AIM V.I. Basic Value Fund — Series II Shares

Federated Insurance Series — Federated Kaufmann Fund II — Service Shares

Fidelity Variable Insurance Products Fund III — VIP III Dynamic Capital Appreciation Portfolio — Service Class 2

Greenwich Street Series Fund — Salomon Brothers Variable Emerging Growth  Fund — Class II

Nations Separate Account Trust — Nations Marsico Growth Portfolio

Nations Separate Account Trust — Nations Marsico International Opportunities Portfolio

The Prudential Series Fund, Inc. — Jennison 20/20 Focus Portfolio — Class II

Salomon Brothers Variable Series Funds Inc — Salomon Brothers Variable All Cap Fund — Class II

Appendix B

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:

Each Annuitant age 70 or younger at issue

Subaccounts	Accumulation Unit Values at Beginning of Period	Accumulation Unit Values at End of Period	Number of Accumulation Units at End of Period	Year

AIM Variable Insurance Funds

AIM V.I. Aggressive Growth Fund — Series I Shares	$10.00	$9.99	—	2002

AIM V.I. Blue Chip Fund — Series I Shares	10.00	9.70	151	2002

AIM V.I. Capital Appreciation Fund — Series I Shares	8.93	6.65	10,256	2002
	10.00	8.92	4,333	2001

AIM V.I. Growth Fund — Series I Shares	8.75	5.95	13,055	2002
	10.00	8.75	4,761	2001

AIM V.I. Premier Equity Fund — Series I Shares	9.06	6.23	75,286	2002
	10.00	9.06	14,343	2001

AllianceBernstein Variable Products Series Fund, Inc.

Growth and Income Portfolio — Class B	9.30	7.12	113,958	2002
	10.00	9.29	32,844	2001

Premier Growth Portfolio — Class B	8.87	6.03	42,999	2002
	10.00	8.85	20,916	2001

Quasar Portfolio — Class B	9.31	6.28	2,906	2002
	10.00	9.39	38,816	2001

American Century Variable Portfolios, Inc.

VP Income & Growth Fund — Class I	10.00	9.84	—	2002

VP International Fund — Class I	10.00	9.73	—	2002

VP Ultra Fund — Class I	10.00	9.63	—	2002

VP Value Fund — Class I	10.00	9.94	—	2002

Dreyfus

Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares	9.85	9.63	7,283	2002
	10.00	9.82	245	2001

Dreyfus Investment Portfolios — MidCap Stock Portfolio — Initial Shares	10.00	9.75	—	2002

Dreyfus Variable Investment Fund — Money Market Portfolio	10.00	9.99	—	2002

The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	8.70	6.04	7,848	2002
	10.00	8.63	1,048	2001

Eaton Vance Variable Trust

VT Floating-Rate Income Fund	10.00	9.97	—	2002

B-1

Subaccounts	Accumulation Unit Values at Beginning of Period	Accumulation Unit Values at End of Period	Number of Accumulation Units at End of Period	Year

VT Income Fund of Boston*	$10.00	$9.95	—	2002

VT Worldwide Health Sciences Fund	10.00	10.40	—	2002

Federated Insurance Series

Federated High Income Bond Fund II — Service Shares	9.64	9.58	44,925	2002
	10.00	9.59	2,238	2001

Federated International Small Company Fund II	7.90	6.37	2,096	2002
	10.00	7.83	30	2001

Fidelity Variable Insurance Products Fund (“VIP”)

VIP Equity-Income Portfolio — Service Class 2	9.25	7.54	72,137	2002
	10.00	9.24	16,406	2001

VIP Growth Portfolio — Service Class 2	8.94	6.11	31,710	2002
	10.00	8.89	6,389	2001

Fidelity Variable Insurance Products Fund II (“VIP II”)

VIP II Contrafund® Portfolio — Service Class 2	9.38	8.41	29,566	2002
	10.00	9.44	3,048	2001

Fidelity Variable Insurance Products Fund III (“VIP III”)

VIP III Growth & Income Portfolio — Service Class 2	9.56	7.77	19,892	2002
	10.00	9.49	4,205	2001

VIP III Mid Cap Portfolio — Service Class 2	10.13	9.05	46,954	2002
	10.00	10.21	9,631	2001

Franklin Templeton Variable Insurance Products Trust

Franklin Large Cap Growth Securities Fund — Class 2 Shares	10.00	9.85	—	2002

Mutual Shares Securities Fund — Class 2 Shares	10.00	9.79	—	2002

Templeton Foreign Securities Fund — Class 2 Shares	10.00	9.57	—	2002

Templeton Global Asset Allocation Fund — Class 2 Shares	10.00	10.09	374	2002

GE Investments Funds, Inc.

Income Fund	10.00	10.65	3,625	2002

Mid-Cap Value Equity Fund	9.51	8.11	118,661	2002
	10.00	9.54	9,068	2001

Money Market Fund	1.01	1.01	275,280	2002
	1.00	1.01	108,666	2001

Premier Growth Equity Fund	9.34	7.25	37,355	2002
	10.00	9.31	2,290	2001

S&P 500® Index Fund	9.22	7.02	627,019	2002
	10.00	9.17	24,366	2001

Small-Cap Value Equity Fund	10.64	9.12	153,331	2002
	10.00	10.74	9,466	2001

U.S. Equity Fund	9.26	7.35	71,518	2002
	10.00	9.24	2,014	2001

Value Equity Fund	9.19	7.45	37,464	2002
	10.00	9.17	2,533	2001

B-2

Subaccounts	Accumulation Unit Values at Beginning of Period	Accumulation Unit Values at End of Period	Number of Accumulation Units at End of Period	Year

Janus Aspen Series

Balanced Portfolio — Service Shares	$9.69	$8.94	110,810	2002
	10.00	9.72	33,503	2001

Capital Appreciation Portfolio — Service Shares	8.58	7.11	18,054	2002
	10.00	8.58	3,985	2001

Global Life Sciences Portfolio — Service Shares	10.07	7.07	4,698	2002
	10.00	10.19	1,137	2001

Global Technology Portfolio — Service Shares	8.01	4.62	5,022	2002
	10.00	7.93	2,389	2001

Growth Portfolio — Service Shares	8.13	5.86	20,303	2002
	10.00	8.11	4,940	2001

International Growth Portfolio — Service Shares	8.54	6.26	8,952	2002
	10.00	8.55	1,742	2001

Mid Cap Growth Portfolio — Service Shares (formerly, Aggressive Growth Portfolio)	7.83	5.58	19,456	2002
	10.00	7.87	4,528	2001

Worldwide Growth Portfolio — Service Shares	8.52	6.25	23,802	2002
	10.00	8.54	2,421	2001

J.P. Morgan Series Trust II

Bond Portfolio	10.00	10.19	—	2002

International Opportunities Portfolio	10.00	9.87	—	2002

Mid Cap Value Portfolio	10.00	10.16	152	2002

Small Company Portfolio	10.00	9.61	—	2002

U.S. Disciplined Equity Portfolio	10.00	9.82	—	2002

MFS® Variable Insurance Trust

MFS® Investors Growth Stock Series — Service Class Shares	8.67	6.19	40,187	2002
	10.00	8.68	2,249	2001

MFS® Investors Trust Series — Service Class Shares	9.02	6.99	16,546	2002
	10.00	9.00	2,238	2001

MFS® New Discovery Series — Service Class Shares	9.72	6.52	10,094	2002
	10.00	9.70	428	2001

MFS® Strategic Income Series — Service Class Shares	10.00	10.28	—	2002

MFS® Total Return Series — Service Class Shares	10.00	10.03	152	2002

MFS® Utilities Series — Service Class Shares	7.95	6.01	40,100	2002
	10.00	7.91	—	2001

Oppenheimer Variable Account Funds

Oppenheimer Capital Appreciation Fund/VA — Service Shares	10.00	9.91	—	2002

Oppenheimer Global Securities Fund/VA — Service Shares	9.38	7.20	21,128	2002
	10.00	9.41	3,283	2001

B-3

Subaccounts	Accumulation Unit Values at Beginning of Period	Accumulation Unit Values at End of Period	Number of Accumulation Units at End of Period	Year

Oppenheimer Main Street Fund/VA — Service Shares (formerly, Oppenheimer Main Street Growth & Income Fund/VA)	$9.23	$7.35	128,125	2002
	10.00	9.21	12,321	2001

Oppenheimer Main Street Small Cap Fund/VA — Service Shares	10.00	9.43	160	2002

PIMCO Variable Insurance Trust

Foreign Bond Portfolio — Administrative Class Shares	10.38	11.04	2,641	2002
	10.00	10.35	1,017	2001

High Yield Portfolio — Administrative Class Shares	10.03	9.78	26,611	2002
	10.00	10.04	5,392	2001

Long-Term U.S. Government Portfolio — Administrative Class Shares	10.51	12.37	150,388	2002
	10.00	10.67	12,309	2001

Total Return Portfolio — Administrative Class Shares	10.52	11.36	276,091	2002
	10.00	10.56	13,530	2001

Rydex Variable Trust

OTC Fund	8.76	5.18	17,154	2002
	10.00	8.59	308	2001

Scudder Variable Series II

Scudder Technology Growth Portfolio — Class B Shares	10.00	10.40	—	2002

SVS Dreman High Return Equity Portfolio — Class B Shares	10.00	9.61	—	2002

SVS Dreman Small Cap Value Portfolio — Class B Shares	10.00	9.62	—	2002

Van Kampen Life Investment Trust

Comstock Portfolio — Class II Shares	10.00	8.05	—	2002

Emerging Growth Portfolio — Class II Shares	10.00	7.26	—	2002

The following Portfolios were added to the product on May 1, 2003. Therefore no Condensed Financial Information is available:

AIM Variable Insurance Funds — AIM V.I. Basic Value Fund — Series II Shares

AllianceBernstein Variable Products Series Fund, Inc. — Technology Portfolio — Class B

Federated Insurance Series — Federated Kaufmann Fund II — Service Shares

Fidelity Variable Insurance Products Fund III — VIP III Dynamic Capital Appreciation Portfolio — Service Class 2

GE Investments Funds, Inc. — Real Estate Securities Fund

GE Investments Funds, Inc. — Total Return Fund

Greenwich Street Series Fund — Salomon Brothers Variable Emerging Growth Fund — Class II

Nations Separate Account Trust — Nations Marsico Growth Portfolio

Nations Separate Account Trust — Nations Marsico International Opportunities Portfolio

Oppenheimer Variable Account Funds — Oppenheimer Aggressive Growth Fund/VA — Service Shares

The Prudential Series Fund, Inc. — Jennison Portfolio — Class II

The Prudential Series Fund, Inc. — Jennison 20/20 Focus Portfolio — Class II

Salomon Brothers Variable Series Funds Inc — Salomon Brothers Variable All Cap Fund — Class II

B-4

Each Annuitant over age 70 at issue

Subaccounts	Accumulation Unit Values at Beginning of Period	Accumulation Unit Values at End of Period	Number of Accumulation Units at End of Period	Year

AIM Variable Insurance Funds

AIM V.I. Aggressive Growth Fund — Series I Shares	$10.00	$9.98	—	2002

AIM V.I. Blue Chip Fund — Series I Shares	10.00	9.69	—	2002

AIM V.I. Capital Appreciation Fund — Series I Shares	8.92	6.63	988	2002
	10.00	8.91	302	2001

AIM V.I. Growth Fund — Series I Shares	8.74	5.93	768	2002
	10.00	8.74	—	2001

AIM V.I. Premier Equity Fund — Series I Shares	9.05	6.21	20,837	2002
	10.00	9.05	4,925	2001

AllianceBernstein Variable Products Series Fund, Inc.

Growth and Income Portfolio — Class B	9.29	7.09	64,654	2002
	10.00	9.28	16,785	2001

Premier Growth Portfolio — Class B	8.86	6.01	6,812	2002
	10.00	8.84	2,429	2001

Quasar Portfolio — Class B	9.30	6.26	1,529	2002
	10.00	9.37	—	2001

American Century Variable Portfolios, Inc.

VP Income & Growth Fund — Class I	10.00	9.83	—	2002

VP International Fund — Class I	10.00	9.72	—	2002

VP Ultra Fund — Class I	10.00	9.63	—	2002

VP Value Fund — Class I	10.00	9.93	—	2002

Dreyfus

Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares	9.84	9.60	134	2002
	10.00	9.81	—	2001

Dreyfus Investment Portfolios — MidCap Stock Portfolio — Initial Shares	10.00	9.74	—	2002

Dreyfus Variable Investment Fund — Money Market Portfolio	10.00	9.98	—	2002

The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	8.69	4.57	—	2002
	10.00	8.62	—	2001

Eaton Vance Variable Trust

VT Floating-Rate Income Fund	10.00	9.96	—	2002

VT Income Fund of Boston*	10.00	9.95	—	2002

VT Worldwide Health Sciences Fund	10.00	10.40	—	2002

Federated Insurance Series

Federated High Income Bond Fund II — Service Shares	9.63	9.55	3,837	2002
	10.00	9.58	53	2001

Federated International Small Company Fund II	10.00	6.34	—	2002

B-5

Subaccounts	Accumulation Unit Values at Beginning of Period	Accumulation Unit Values at End of Period	Number of Accumulation Units at End of Period	Year

Fidelity Variable Insurance Products Fund (“VIP”)

VIP Equity-Income Portfolio — Service Class 2	$9.24	$7.52	9,911	2002
	10.00	9.23	2,062	2001

VIP Growth Portfolio — Service Class 2	8.93	6.09	12,319	2002
	10.00	8.88	468	2001

Fidelity Variable Insurance Products Fund II (“VIP II”)

VIP II Contrafund® Portfolio — Service Class 2	9.37	8.38	3,086	2002
	10.00	9.43	808	2001

Fidelity Variable Insurance Products Fund III (“VIP III”)

VIP III Growth & Income Portfolio — Service Class 2	9.55	7.75	10,540	2002
	10.00	9.47	158	2001

VIP III Mid Cap Portfolio — Service Class 2	10.12	9.02	13,738	2002
	10.00	10.20	1,571	2001

Franklin Templeton Variable Insurance Products Trust

Franklin Large Cap Growth Securities Fund — Class 2 Shares	10.00	9.84	—	2002

Mutual Shares Securities Fund — Class 2 Shares	10.00	9.79	—	2002

Templeton Foreign Securities Fund — Class 2 Shares	10.00	9.56	—	2002

Templeton Global Asset Allocation Fund — Class 2 Shares	10.00	10.09	—	2002

GE Investments Funds, Inc.

Income Fund	10.00	10.63	—	2002

Mid-Cap Value Equity Fund	9.49	8.08	17,118	2002
	10.00	9.53	—	2001

Money Market Fund	1.01	1.01	179,540	2002
	1.00	1.01	9,904	2001

Premier Growth Equity Fund	9.33	7.23	1,795	2002
	10.00	9.30	—	2001

S&P 500® Index Fund	9.21	6.99	34,661	2002
	10.00	9.16	2,381	2001

Small-Cap Value Equity Fund	10.63	9.09	8,759	2002
	10.00	10.73	1,266	2001

U.S. Equity Fund	9.25	7.33	5,075	2002
	10.00	9.23	28	2001

Value Equity Fund	9.17	7.42	8,216	2002
	10.00	9.16	—	2001

Janus Aspen Series

Balanced Portfolio — Service Shares	9.68	8.91	41,381	2002
	10.00	9.70	2,523	2001

Capital Appreciation Portfolio — Service Shares	8.57	7.08	1,214	2002
	10.00	8.57	1,718	2001

B-6

Subaccounts	Accumulation Unit Values at Beginning of Period	Accumulation Unit Values at End of Period	Number of Accumulation Units at End of Period	Year

Global Life Sciences Portfolio — Service Shares	$10.06	$7.05	5,576	2002
	10.00	10.18	—	2001

Global Technology Portfolio — Service Shares	8.00	4.60	333	2002
	10.00	7.93	—	2001

Growth Portfolio — Service Shares	8.12	5.84	4,967	2002
	10.00	8.10	—	2001

International Growth Portfolio — Service Shares	8.53	6.24	891	2002
	10.00	8.54	470	2001

Mid Cap Growth Portfolio — Service Shares (formerly, Aggressive Growth	7.82	5.56	1,801	2002
Portfolio)	10.00	7.86	—	2001

Worldwide Growth Portfolio — Service Shares	8.51	6.23	10,366	2002
	10.00	8.53	440	2001

J.P. Morgan Series Trust II

Bond Portfolio	10.00	10.19	—	2002

International Opportunities Portfolio	10.00	9.87	—	2002

Mid Cap Value Portfolio	10.00	9.87	—	2002

Small Company Portfolio	10.00	9.61	—	2002

U.S. Disciplined Equity Portfolio	10.00	9.81	—	2002

MFS® Variable Insurance Trust

MFS® Investors Growth Stock Series — Service Class Shares	8.66	6.17	15,424	2002
	10.00	8.67	504	2001

MFS® Investors Trust Series — Service Class Shares	9.01	6.97	5,971	2002
	10.00	8.99	426	2001

MFS® New Discovery Series — Service Class Shares	9.71	6.50	2,072	2002
	10.00	9.69	—	2001

MFS® Strategic Income Series — Service Class Shares	10.00	10.27	—	2002

MFS® Total Return Series — Service Class Shares	10.00	10.02	—	2002

MFS® Utilities Series — Service Class Shares	7.94	5.99	8,996	2002
	10.00	7.90	62	2001

Oppenheimer Variable Account Funds — Class 2 Shares

Oppenheimer Capital Appreciation Fund/VA — Service Shares	10.00	9.91	—	2002

Oppenheimer Global Securities Fund/VA — Service Shares	9.37	7.17	3,631	2002
	10.00	9.39	924	2001

Oppenheimer Main Street Fund/VA — Service Shares (formerly,	9.22	7.33	24,867	2002
Oppenheimer Main Street Growth & Income Fund/VA)	10.00	9.20	2,197	2001

Oppenheimer Main Street Small Cap Fund/VA — Service Shares	10.00	9.40	—	2002

PIMCO Variable Insurance Trust

Foreign Bond Portfolio — Administrative Class Shares	10.34	11.00	1,640	2002
	10.00	10.37	797	2001

High Yield Portfolio — Administrative Class Shares	10.02	9.74	13,819	2002
	10.00	10.03	317	2001

B-7

Subaccounts	Accumulation Unit Values at Beginning of Period	Accumulation Unit Values at End of Period	Number of Accumulation Units at End of Period	Year

Long-Term U.S. Government Portfolio — Administrative Class Shares	$10.66	$12.33	27,306	2002
	10.00	10.49	10,317	2001

Total Return Portfolio — Administrative Class Shares	10.55	11.32	62,340	2002
	10.00	10.51	8,306	2001

Rydex Variable Trust

OTC Fund	8.75	5.16	5,514	2002
	10.00	8.58	—	2001

Scudder Variable Series II

Scudder Technology Growth Portfolio — Class B Shares	10.00	10.40	—	2002

SVS Dreman High Return Equity Portfolio — Class B Shares	10.00	9.61	—	2002

SVS Dreman Small Cap Value Portfolio — Class B Shares	10.00	9.61	—	2002

Van Kampen Life Investment Trust

Comstock Portfolio — Class II Shares	10.00	8.03	—	2002

Emerging Growth Portfolio — Class II Shares	10.00	7.25	—	2002

The following Portfolios were added to the product on May 1, 2003. Therefore no Condensed Financial Information is available:

AIM Variable Insurance Funds — AIM V.I. Basic Value Fund — Series II Shares

AllianceBernstein Variable Products Series Fund, Inc. — Technology Portfolio — Class B

Federated Insurance Series — Federated Kaufmann Fund II — Service Shares

Fidelity Variable Insurance Products Fund III — VIP III Dynamic Capital Appreciation Portfolio — Service Class 2

GE Investments Funds, Inc. — Real Estate Securities Fund

GE Investments Funds, Inc. — Total Return Fund

Greenwich Street Series Fund — Salomon Brothers Variable Emerging Growth Fund — Class II

Nations Separate Account Trust — Nations Marsico Growth Portfolio

Nations Separate Account Trust — Nations Marsico International Opportunities Portfolio

Oppenheimer Variable Account Funds — Oppenheimer Aggressive Growth Fund/VA — Service Shares

The Prudential Series Fund, Inc. — Jennison Portfolio — Class II

The Prudential Series Fund, Inc. — Jennison 20/20 Focus Portfolio — Class II

Salomon Brothers Variable Series Fund Inc — Salomon Brothers Variable All Cap Fund — Class II

B-8

Each Annuitant age 70 or younger with the Enhanced Payment Benefit Option

Subaccounts	Accumulation Unit Values at Beginning of Period	Accumulation Unit Values at End of Period	Number of Accumulation Units at End of Period	Year

AIM Variable Insurance Funds

AIM V.I. Aggressive Growth Fund — Series I Shares	$10.00	$9.99	—	2002

AIM V.I. Blue Chip Fund — Series I Shares	10.00	9.70	—	2002

AIM V.I. Capital Appreciation Fund — Series I Shares	10.00	7.40	5,694	2002

AIM V.I. Growth Fund — Series I Shares	10.00	6.89	8,091	2002

AIM V.I. Premier Equity Fund — Series I Shares	10.00	7.01	18,661	2002

AllianceBernstein Variable Products Series Fund, Inc.

Growth and Income Portfolio — Class B	10.00	7.56	70,629	2002

Premier Growth Portfolio — Class B	10.00	7.13	10,095	2002

Quasar Portfolio — Class B	10.00	6.78	7,344	2002

American Century Variable Portfolios, Inc.

VP Income & Growth Fund — Class I	10.00	9.84	—	2002

VP International Fund — Class I	10.00	9.73	—	2002

VP Ultra Fund — Class I	10.00	9.63	—	2002

VP Value Fund — Class I	10.00	9.94	—	2002

Dreyfus

Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares	10.00	8.98	6,285	2002

Dreyfus Investment Portfolios — MidCap Stock Portfolio — Initial Shares	10.00	9.75	—	2002

Dreyfus Variable Investment Fund — Money Market Portfolio	10.00	9.99	—	2002

The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	10.00	7.08	—	2002

Eaton Vance Variable Trust

VT Floating-Rate Income Fund	10.00	9.97	—	2002

VT Income Fund of Boston*	10.00	9.95	—	2002

VT Worldwide Health Sciences Fund	10.00	10.40	—	2002

Federated Insurance Series

Federated High Income Bond Fund II — Service Shares	10.00	9.80	12,646	2002

Federated International Small Company Fund II	10.00	7.92	2,767	2002

Fidelity Variable Insurance Products Fund (“VIP”)

VIP Equity-Income Portfolio — Service Class 2	10.00	7.85	33,456	2002

VIP Growth Portfolio — Service Class 2	10.00	6.81	20,580	2002

Fidelity Variable Insurance Products Fund II (“VIP II”)

VIP II Contrafund® Portfolio — Service Class 2	10.00	8.78	60,564	2002

Fidelity Variable Insurance Products Fund III (“VIP III”)

VIP III Growth & Income Portfolio — Service Class 2	10.00	8.15	19,172	2002

VIP III Mid Cap Portfolio — Service Class 2	10.00	8.77	48,119	2002

B-9

Subaccounts	Accumulation Unit Values at Beginning of Period	Accumulation Unit Values at End of Period	Number of Accumulation Units at End of Period	Year

Franklin Templeton Variable Insurance Products Trust

Franklin Large Cap Growth Securities Fund — Class 2 Shares	$10.00	$9.85	—	2002

Mutual Shares Securities Fund — Class 2 Shares	10.00	9.79	—	2002

Templeton Foreign Securities Fund — Class 2 Shares	10.00	9.57	—	2002

Templeton Global Asset Allocation Fund — Class 2 Shares	10.00	10.09	—	2002

GE Investments Funds, Inc.

Income Fund	10.00	10.64	1,450	2002

Mid-Cap Value Equity Fund	10.00	8.02	28,293	2002

Money Market Fund	1.00	1.00	449,804	2002

Premier Growth Equity Fund	10.00	7.60	11,446	2002

S&P 500® Index Fund	10.00	7.54	46,625	2002

Small-Cap Value Equity Fund	10.00	8.41	51,245	2002

U.S. Equity Fund	10.00	7.79	12,337	2002

Value Equity Fund	10.00	7.88	26,584	2002

Janus Aspen Series

Balanced Portfolio — Service Shares	10.00	9.09	80,645	2002

Capital Appreciation Portfolio — Service Shares	10.00	8.43	—	2002

Global Life Sciences Portfolio — Service Shares	10.00	7.59	198	2002

Global Technology Portfolio — Service Shares	10.00	5.96	3,896	2002

Growth Portfolio — Service Shares	10.00	7.08	6,285	2002

International Growth Portfolio — Service Shares	10.00	7.33	5,962	2002

Mid Cap Growth Portfolio — Service Shares (formerly, Aggressive Growth Portfolio)	10.00	7.74	5,577	2002

Worldwide Growth Portfolio — Service Shares	10.00	7.34	33,137	2002

J.P. Morgan Series Trust II

Bond Portfolio	10.00	10.19	—	2002

International Opportunities Portfolio	10.00	9.87	—	2002

Mid Cap Value Portfolio	10.00	10.16	—	2002

Small Company Portfolio	10.00	9.61	—	2002

U.S. Disciplined Equity Portfolio	10.00	9.82	—	2002

MFS® Variable Insurance Trust

MFS® Investors Growth Stock Series — Service Class Shares	10.00	7.24	20,603	2002

MFS® Investors Trust Series — Service Class Shares	10.00	7.70	35,076	2002

MFS® New Discovery Series — Service Class Shares	10.00	6.83	7,509	2002

MFS® Strategic Income Series — Service Class Shares	10.00	10.28	—	2002

MFS® Total Return Series — Service Class Shares	10.00	10.03	—	2002

MFS® Utilities Series — Service Class Shares	10.00	7.99	4,054	2002

B-10

Subaccounts	Accumulation Unit Values at Beginning of Period	Accumulation Unit Values at End of Period	Number of Accumulation Units at End of Period	Year

Oppenheimer Variable Account Funds

Oppenheimer Capital Appreciation Fund/VA — Service Shares	$10.00	$9.91	—	2002

Oppenheimer Global Securities Fund/VA — Service Shares	10.00	7.49	47,524	2002

Oppenheimer Main Street Fund/VA — Service Shares (formerly, Oppenheimer Main Street Growth & Income Fund/VA)	10.00	7.83	127,593	2002

Oppenheimer Main Street Small Cap Fund/VA — Service Shares	10.00	9.43	—	2002

PIMCO Variable Insurance Trust

Foreign Bond Portfolio — Administrative Class Shares	10.00	10.65	3,186	2002

High Yield Portfolio — Administrative Class Shares	10.00	9.71	39,904	2002

Long-Term U.S. Government Portfolio — Administrative Class Shares	10.00	11.70	101,339	2002

Total Return Portfolio — Administrative Class Shares	10.00	10.69	242,867	2002

Rydex Variable Trust

OTC Fund	10.00	6.13	13,798	2002

Scudder Variable Series II

Scudder Technology Growth Portfolio — Class B Shares	10.00	10.40	—	2002

SVS Dreman High Return Equity Portfolio — Class B Shares	10.00	9.61	—	2002

SVS Dreman Small Cap Value Portfolio — Class B Shares	10.00	9.62	—	2002

Van Kampen Life Investment Trust

Comstock Portfolio — Class II Shares	10.00	8.05	—	2002

Emerging Growth Portfolio — Class II Shares	10.00	7.26	—	2002

The following Portfolios were added to the product on May 1, 2003. Therefore no Condensed Financial Information is available:

AIM Variable Insurance Funds — AIM V.I. Basic Value Fund — Series II Shares

AllianceBernstein Variable Products Series Fund, Inc. — Technology Portfolio — Class B

Federated Insurance Series — Federated Kaufmann Fund II — Service Shares

Fidelity Variable Insurance Products Fund III — VIP III Dynamic Capital Appreciation Portfolio — Service Class 2

GE Investments Funds, Inc. — Real Estate Securities Fund

GE Investments Funds, Inc. — Total Return Fund

Greenwich Street Series Fund — Salomon Brothers Variable Emerging Growth Fund — Class II

Nations Separate Account Trust — Nations Marsico Growth Portfolio

Nations Separate Account Trust — Nations Marsico International Opportunities Portfolio

Oppenheimer Variable Account Funds — Oppenheimer Aggressive Growth Fund/VA — Service Shares

The Prudential Series Fund, Inc. — Jennison Portfolio — Class II

The Prudential Series Fund, Inc. — Jennison 20/20 Focus Portfolio — Class II

Salomon Brothers Variable Series Funds Inc — Salomon Brothers Variable All Cap Fund — Class II

B-11

Each Annuitant over age 70 with Enhanced Payment Benefit Option

Subaccounts	Accumulation Unit Values at Beginning of Period	Accumulation Unit Values at End of Period	Number of Accumulation Units at End of Period	Year

AIM Variable Insurance Funds

AIM V.I. Aggressive Growth Fund — Series I Shares	$10.00	$9.99	—	2002

AIM V.I. Blue Chip Fund — Series I Shares	10.00	9.70	—	2002

AIM V.I. Capital Appreciation Fund — Series I Shares	10.00	7.38	—	2002

AIM V.I. Growth Fund — Series I Shares	10.00	6.88	1,967	2002

AIM V.I. Premier Equity Fund — Series I Shares	10.00	7.00	15,527	2002

AllianceBernstein Variable Products Series Fund, Inc.

Growth and Income Portfolio — Class B	10.00	7.55	29,436	2002

Premier Growth Portfolio — Class B	10.00	7.12	3,300	2002

Quasar Portfolio — Class B	10.00	6.77	—	2002

American Century Variable Portfolios, Inc.

VP Income & Growth Fund — Class I	10.00	9.84	—	2002

VP International Fund — Class I	10.00	9.73	—	2002

VP Ultra Fund — Class I	10.00	9.63	—	2002

VP Value Fund — Class I	10.00	9.94	—	2002

Dreyfus

Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares	10.00	8.96	1,178	2002

Dreyfus Investment Portfolios — MidCap Stock Portfolio — Initial Shares	10.00	9.75	—	2002

Dreyfus Variable Investment Fund — Money Market Portfolio	10.00	9.99	—	2002

The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	10.00	7.06	—	2002

Eaton Vance Variable Trust

VT Floating-Rate Income Fund	10.00	9.97	—	2002

VT Income Fund of Boston*	10.00	9.95	—	2002

VT Worldwide Health Sciences Fund	10.00	10.40	—	2002

Federated Insurance Series

Federated High Income Bond Fund II — Service Shares	10.00	9.78	1,030	2002

Federated International Small Company Fund II	10.00	7.90	427	2002

Fidelity Variable Insurance Products Fund (“VIP”)

VIP Equity-Income Portfolio — Service Class 2	10.00	7.84	22,674	2002

VIP Growth Portfolio — Service Class 2	10.00	6.80	1,830	2002

Fidelity Variable Insurance Products Fund II (“VIP II”)

VIP II Contrafund® Portfolio — Service Class 2	10.00	8.77	2,258	2002

Fidelity Variable Insurance Products Fund III (“VIP III”)

VIP III Growth & Income Portfolio — Service Class 2	10.00	8.13	10,477	2002

VIP III Mid Cap Portfolio — Service Class 2	10.00	8.76	42,836	2002

B-12

Subaccounts	Accumulation Unit Values at Beginning of Period	Accumulation Unit Values at End of Period	Number of Accumulation Units at End of Period	Year

Franklin Templeton Variable Insurance Products Trust

Franklin Large Cap Growth Securities Fund — Class 2 Shares	$10.00	$9.85	—	2002

Mutual Shares Securities Fund — Class 2 Shares	10.00	9.79	—	2002

Templeton Foreign Securities Fund — Class 2 Shares	10.00	9.57	—	2002

Templeton Global Asset Allocation Fund — Class 2 Shares	10.00	10.09	—	2002

GE Investments Funds, Inc.

Income Fund	10.00	10.62	160	2002

Mid-Cap Value Equity Fund	10.00	8.01	19,610	2002

Money Market Fund	1.00	1.00	686,286	2002

Premier Growth Equity Fund	10.00	7.59	1,455	2002

S&P 500® Index Fund	10.00	7.52	60,298	2002

Small-Cap Value Equity Fund	10.00	8.40	13,607	2002

U.S. Equity Fund	10.00	7.77	2,356	2002

Value Equity Fund	10.00	7.87	9,306	2002

Janus Aspen Series

Balanced Portfolio — Service Shares	10.00	9.07	109,084	2002

Capital Appreciation Portfolio — Service Shares	10.00	8.41	3,613	2002

Global Life Sciences Portfolio — Service Shares	10.00	7.58	2,891	2002

Global Technology Portfolio — Service Shares	10.00	5.95	4,779	2002

Growth Portfolio — Service Shares	10.00	7.07	1,124	2002

International Growth Portfolio — Service Shares	10.00	7.32	1,352	2002

Mid Cap Growth Portfolio — Service Shares (formerly, Aggressive Growth Portfolio)	10.00	7.73	1,109	2002

Worldwide Growth Portfolio — Service Shares	10.00	7.33	4,893	2002

J.P. Morgan Series Trust II

Bond Portfolio	10.00	10.19	—	2002

International Opportunities Portfolio	10.00	9.87	—	2002

Mid Cap Value Portfolio	10.00	10.16	—	2002

Small Company Portfolio	10.00	9.61	—	2002

U.S. Disciplined Equity Portfolio	10.00	9.82	—	2002

MFS® Variable Insurance Trust

MFS® Investors Growth Stock Series — Service Class Shares	10.00	7.23	34,313	2002

MFS® Investors Trust Series — Service Class Shares	10.00	7.68	7,610	2002

MFS® New Discovery Series — Service Class Shares	10.00	6.82	101	2002

MFS® Strategic Income Series — Service Class Shares	10.00	10.28	—	2002

MFS® Total Return Series — Service Class Shares	10.00	10.03	—	2002

MFS® Utilities Series — Service Class Shares	10.00	7.97	1,548	2002

B-13

Subaccounts	Accumulation Unit Values at Beginning of Period	Accumulation Unit Values at End of Period	Number of Accumulation Units at End of Period	Year

Oppenheimer Variable Account Funds

Oppenheimer Capital Appreciation Fund/VA — Service Shares	$10.00	$9.91	—	2002

Oppenheimer Global Securities Fund/VA — Service Shares	10.00	7.48	19,752	2002

Oppenheimer Main Street Fund/VA — Service Shares (formerly, Oppenheimer Main Street Growth & Income Fund/VA)	10.00	7.82	136,697	2002

Oppenheimer Main Street Small Cap Fund/VA — Service Shares	10.00	9.43	—	2002

PIMCO Variable Insurance Trust

Foreign Bond Portfolio — Administrative Class Shares	10.00	10.63	8,408	2002

High Yield Portfolio — Administrative Class Shares	10.00	9.70	12,000	2002

Long-Term U.S. Government Portfolio — Administrative Class Shares	10.00	11.68	92,981	2002

Total Return Portfolio — Administrative Class Shares	10.00	10.68	111,409	2002

Rydex Variable Trust

OTC Fund	10.00	6.12	699	2002

Scudder Variable Series II

Scudder Technology Growth Portfolio — Class B Shares	10.00	10.40	—	2002

SVS Dreman High Return Equity Portfolio — Class B Shares	10.00	9.61	—	2002

SVS Dreman Small Cap Value Portfolio — Class B Shares	10.00	9.62	—	2002

Van Kampen Life Investment Trust

Comstock Portfolio — Class II Shares	10.00	8.03	2,539	2002

Emerging Growth Portfolio — Class II Shares	10.00	7.26	—	2002

The following Portfolios were added to the product on May 1, 2003. Therefore no Condensed Financial Information is available:

AIM Variable Insurance Funds — AIM V.I. Basic Value Fund — Series II Shares

AllianceBernstein Variable Products Series Fund, Inc. — Technology Portfolio — Class B

Federated Insurance Series — Federated Kaufmann Fund II — Service Shares

Fidelity Variable Insurance Products Fund III — VIP III Dynamic Capital Appreciation Portfolio — Service Class 2

GE Investments Funds, Inc. — Real Estate Securities Fund

GE Investments Funds, Inc. — Total Return Fund

Greenwich Street Series Fund — Salomon Brothers Variable Emerging Growth Fund — Class II

Nations Separate Account Trust — Nations Marsico Growth Portfolio

Nations Separate Account Trust — Nations Marsico International Opportunities Portfolio

Oppenheimer Variable Account Funds — Oppenheimer Aggressive Growth Fund/VA — Service Shares

The Prudential Series Fund, Inc. — Jennison Portfolio — Class II

The Prudential Series Fund, Inc. — Jennison 20/20 Focus Portfolio — Class II

Salomon Brothers Variable Series Funds Inc — Salomon Brothers Variable All Cap Fund — Class II

B-14

Statement of Additional Information

Page
The Company
The Separate Account
Additional Information About the Guarantee Account
The Contracts
Transfer of Annuity Units
Net Investment Factor
Agreements with Distributors and Advisers for the Funds
Termination of Participation Agreements
Calculation of Performance Data
Subaccounts Investing in GE Investments Funds, Inc. — Money Market Fund and the Dreyfus Variable Investment Fund — Money Market Portfolio
Other Subaccounts
Other Performance Data
Tax Matters
Taxation of GE Capital Life Assurance Company of New York
IRS Required Distributions
General Provisions
Using the Contracts as Collateral
The Beneficiary
Non-Participating
Misstatement of Age or Gender
Incontestability
Statement of Values
Trust as Owner or Beneficiary
Written Notice
Distribution of the Contracts
Legal Developments Regarding Employment-Related Benefit Plans
Experts
Financial Statements

GE Capital Life Assurance Company of New York

200 Old Country Road, Suite 240

Mineola, New York 11501

Service Center

6610 West Broad Street

Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 313-5282.

GE Capital Life Assurance Company of New York

Variable Annuity Service Center

6610 West Broad Street

Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate Account Contract Form NY1155 4/00 to:

Name:

Address:

                                                                             Street

City                                          State                                         Zip

Signature of Requestor:

Date

2

Statement of Additional Information For The

Flexible Premium Variable Deferred Annuity Contract

Form NY1155 4/00

Issued by:

GE Capital Life Assurance Company of New York

GE Capital Life Separate Account II

622 Third Avenue, 33rd Floor

New York, New York 10017

Service Center:

6610 West Broad Street

Richmond, Virginia 23230

Telephone Number: 1-800-313-5282

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated May 1, 2003 (as amended September 2, 2003), for the Flexible Premium Variable Deferred Annuity Contract issued by GE Capital Life Assurance Company of New York through its GE Capital Life Separate Account II. The terms used in the current prospectus for the Flexible Premium Variable Deferred Annuity Contract are incorporated into this Statement of Additional Information.

For a free copy of the prospectus:

Call:	1-800-313-5282

Or write:	GE Capital Life Assurance Company of New York
Annuity Service Center
6610 West Broad Street
Richmond, Virginia 23230

Or visit:	www.gefinancialservice.com

Or contact your financial representative

The date of this Statement of Additional Information is May 1, 2003 (as amended September 2, 2003).

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT AND THE PORTFOLIOS.

Statement of Additional Information

THE COMPANY

We are a stock life insurance company that was incorporated in the State of New York on February 23, 1988 under the name First GNA Life Insurance Company of New York. In February 1990, we were transferred to a wholly-owned subsidiary of Great Northern Insured Annuity Corporation from GNA Life Insurance Company. In October 1993, we were the surviving entity in a merger with United Pacific Reliance Life Insurance Company of New York and as a result became partially-owned by United Pacific Life Insurance Company (“UPL”). UPL later changed its name to General Electric Capital Assurance Company (“GECA”). On February 1, 1996, we changed our name to GE Capital Life Assurance Company of New York (“GECLANY”). In January 1999, we became a wholly-owned subsidiary of GECA when Great Northern Insured Annuity Corporation merged with and into GECA.

GECA is indirectly-owned by GE Financial Assurance Holdings, Inc., which in turn is directly-owned by GE Insurance, Inc., (“GEI”). GEI is a direct, wholly-owned subsidiary of GE Capital Corporation (“GECC”), which in turn is wholly-owned, directly or indirectly, by

General Electric Company (“GE”).

THE SEPARATE ACCOUNT	We established the GE Capital Life Separate Account II as a separate investment account on April 1, 1996. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”) and meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC.

ADDITIONAL INFORMATION ABOUT THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to the Separate Account and our other separate accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

The initial interest rate guarantee period for any allocation you make to the Guarantee Account will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time. We determine the interest rates in our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

We reserve the right to impose restrictions on transfers involving the Guarantee Account. Such restrictions may include permitting transfers from an interest rate guarantee period only during the 30 day period immediately following the end of the guarantee period, limiting the amount of assets available for transfer at any one time to 25% of the allocations to the Guarantee Account plus accrued interest and prohibiting transfers to the Guarantee Account for the six month period following a transfer from the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, no more than 25% of your Contract Value, as determined at the time of allocation may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation.

THE CONTRACTS

TRANSFER OF ANNUITY UNITS	At your request, Annuity Units may be transferred three times per calendar year from the Subaccounts in which they are currently held (subject to certain restrictions described in the contract).

The number of Annuity Units to be transferred is (a) times (b) divided by (c) where:

(a)	is the number of Annuity Units in the current Subaccount desired to be transferred;

(b)	is the Annuity Unit Value for the Subaccount in which the Annuity Units are currently held; and

(c)	is the Annuity Unit Value for the Subaccount to which the transfer is made.

If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, we will transfer the remaining Annuity Units in addition to the amounts requested. We will not transfer Annuity Units into any Subaccounts unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

NET INVESTMENT FACTOR

The net investment factor measures investment performance of the Subaccounts during a Valuation Period. Each Subaccount has its own net investment factor. The net investment factor of a Subaccount available under a contract for a Valuation Period is (a) divided by (b) minus (c) where:

(a)	is the result of:

(1)	the value of the net assets of that Subaccount at the end of the preceding Valuation Period; plus

(2)	the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined; minus

(3)	the capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

(4)	any amount charged against that Subaccount for taxes (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount); and

(b)	is the value of the net assets of that Subaccount at the end of the preceding Valuation Period; and

(c)	is a factor for the Valuation Period representing the mortality and expense risk charge and the administrative expense charge.

We will value assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

AGREEMENTS WITH DISTRIBUTORS AND ADVISERS FOR THE FUNDS

We have entered into agreements with either the investment adviser or distributor of each of the Funds under which the adviser or distributor pays us a fee ordinarily based upon a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisers or distributors. The amounts we receive under these agreements may be significant. The agreements reflect administrative services we provide.

TERMINATION OF PARTICIPATION AGREEMENTS	The participation agreements pursuant to which the Portfolios sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:

AIM Variable Insurance Funds.    This agreement may be terminated by the parties on six months’ advance written notice.

AllianceBernstein Variable Products Series Fund, Inc.    This agreement may be terminated by the parties on six months’ advance written notice.

American Century Variable Portfolios, Inc.    This agreement may be terminated by either party upon 180 days’ prior written notice to the other party.

Dreyfus.    This agreement may be terminated by the parties on six months’ advance written notice.

Eaton Vance Variable Trust.    This agreement may be terminated by the parties on six months’ advance written notice.

Federated Insurance Series.    This agreement may be terminated by the parties on six months’ advance written notice.

Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, and Fidelity Variable Insurance Products Fund III (“The Fund”).    These agreements provide for termination (1) on one year’s advance notice by either party, (2) at the Company’s option if shares of the Fund are not reasonably available to meet requirements of the contracts, (3) at the option of either party if certain enforcement proceedings are instituted against the other, (4) upon vote of the contractowners to substitute shares of another mutual fund, (5) at the Company’s option if shares of the Fund are not registered, issued, or sold in accordance with applicable laws, or if the Fund ceases to qualify as a regulated investment company under the Code, (6) at the option of the Fund or its principal underwriter if it determines that the Company has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity, (7) at the option of the Company if the Fund has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity, or (8) at the option of the Fund or its principal underwriter if the Company decides to make another mutual fund available as a funding vehicle for its contracts.

Franklin Templeton Variable Insurance Products Trust.    This agreement may be terminated by the parties by sixty days advance written notice.

GE Investments Funds, Inc.    This agreement may be terminated at the option of any party upon six months’ written notice to the other parties, unless a shorter time is agreed to by the parties.

Greenwich Street Series Fund.    This agreement may be terminated by the parties on six months’ advance written notice.

Janus Aspen Series.    This agreement may be terminated by the parties on six months’ advance written notice.

J.P. Morgan Series Trust II.    This agreement may be terminated by the parties upon 180 days’ notice unless a shorter time is agreed to by the parties.

MFS® Variable Insurance Trust.    This agreement may be terminated by the parties on six months’ advance written notice.

Nations Separate Account Trust.    This agreement may be terminated by the parties on six months’ advance written notice.

Oppenheimer Variable Account Funds.    This agreement may be terminated by the parties on six months’ advance written notice.

PIMCO Variable Insurance Trust.    This agreement may be terminated by the parties on six months’ advance written notice, unless a shorter time is agreed to by the parties.

The Prudential Series Fund, Inc.    This agreement may be terminated by the parties on six months’ advance written notice, unless a shorter time is agreed to by the parties.

Rydex Variable Trust.    This agreement may be terminated by the parties on six months’ advance written notice.

Salomon Brothers Variable Series Fund Inc.    The agreement may be terminated by the parties on six months’ advance written notice, unless a shorter time is agreed upon by the parties.

Scudder Variable Series II.    The agreement may be terminated by the parties on three months’ advance written notice.

Van Kampen Life Investment Trust.    This agreement may be terminated by the parties on 60 days’ advance written notice.

CALCULATION OF PERFORMANCE DATA

From time to time, we may disclose total return, yield, and other performance data for the Subaccounts pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and the NASD.

The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range from 0% to 3.5% of purchase payments and are generally based on the rules of the state in which you reside.

SUBACCOUNTS INVESTING IN THE GE INVESTMENTS FUNDS, INC. — MONEY MARKET FUND AND THE DREYFUS VARIABLE INVESTMENT FUND — MONEY MARKET PORTFOLIO

From time to time, advertisements and sales literature may quote the yield of the Subaccounts investing in the GE Investments Funds, Inc. — Money Market Fund and the Dreyfus Variable Investment Fund — Money Market Portfolio for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the GE Investments Funds, Inc. —Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund — Money Market Portfolio at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to an initial investment of $10,000; and 2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the $30 annual contract charge, the mortality and expense risk charge that applies when each Annuitant is older than age 70 at issue (deducted daily at an effective annual rate of 1.50% of the hypothetical investment in the Separate Account), and the administrative expense charge (deducted daily at an effective annual rate of 0.15% of assets in the Separate Account). We also quote the yield of the Subaccounts investing in the GE Investments Funds, Inc. — Money Market Fund and the Dreyfus Variable Investment Fund — Money Market Portfolio in the same manner as described above except the mortality and expense risk charge that applies when each Annuitant is age 70 or younger at issue at an annual effective rate of 1.35% of the hypothetical investment in the Separate Account. We assume for the purposes of the yield calculation that this charge will be waived. Current Yield will be calculated according to the following formula:

Current Yield = ((NCP - ES)/UV) × (365/7)

where:

NCP	=	the net change in the value of the investment Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one unit.

ES	=	per unit expenses of the hypothetical account for the seven-day period.

UV	=	the unit value on the first day of the seven-day period.

We may also quote the effective yield of the Subaccount investing in the GE Investments Funds, Inc. —  Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund — Money Market Portfolio determined on a compounded basis for the same seven-day period. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCP - ES)/UV))365/7 - 1

where:

NCP	=	the net change in the value of the investment Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one unit.

ES	=	per unit expenses of the hypothetical account for the seven-day period.

UV	=	the unit value for the first day of the seven-day period.

The yield on amounts held in the Subaccount investing in the GE Investments Funds, Inc. — Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund — Money Market Portfolio normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The GE Investments Funds, Inc. — Money Market Fund’s or the Dreyfus Variable Investment Fund — Money Market Portfolio’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the GE Investments Funds, Inc. — Money Market Fund or Dreyfus Variable Investment Fund — Money Market Portfolio, the types and quality of portfolio securities held by that Portfolio, and that Portfolio’s operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the GE Investments, Funds, Inc. — Money Market

Fund or the Dreyfus Variable Investment Fund — Money Market Portfolio or will be lower than the yield for the GE Investments Funds, Inc. — Money Market Fund or the Dreyfus Variable Investment Fund — Money Market Portfolio.

Yield calculations do not take into account the surrender charges imposed under the contract or the charges for any optional riders.

GE Investments Funds, Inc. — Money Market Fund (For Annuitants older than age 70 when the contract is issued)

Current Yield -0.69% as of December 31, 2002

Effective Yield -0.69% as of December 31, 2002

GE Investments Funds, Inc. — Money Market Fund (For Annuitants 70 and younger when the contract is issued)

Current Yield -0.34% as of December 31, 2002

Effective Yield -0.34% as of December 31, 2002

Dreyfus Variable Investment Fund — Money Market Portfolio (For Annuitants older than age 70 when the contract is issued)

Current Yield -0.94% as of December 31, 2002

Effective Yield -0.94% as of December 31, 2002

Dreyfus Variable Investment Fund — Money Market Portfolio (For Annuitants 70 and younger when the contract is issued)

Current Yield -0.59% as of December 31, 2002

Effective Yield -0.58% as of December 31, 2002

Past Performance is not a Guarantee or Projection of Future Results.

OTHER SUBACCOUNTS

Standardized Total Return.    Sales literature or advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that began before the contract was available, performance data will be based on the performance of the underlying Portfolios, adjusted for the level of the Separate Account and contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge and the surrender charge as described below:

1.	We calculate the unit value for each Valuation Period based on the performance of the Subaccount’s underlying investment Portfolio (after deductions for Portfolio expenses, the administrative expense charge, and the mortality and expense risk charge that applies when either Annuitant is older than age 70 at issue).

2.	The annual contract charge is $30 deducted at the beginning of each contract year after the first. For purposes of calculating average annual total return, we assume that the annual contract charge is equivalent to 0.1% of Contract Value. This charge is waived if the Contract Value is more than $40,000 at the time the charge is due.

3.	The surrender charge will be determined by assuming a surrender of the contract at the end of the period. Average annual total return for periods of nine years or less will therefore reflect the deduction of a surrender charge.

4.	Standardized total return considers the charge for the Enhanced Payment Benefit Option (equal to an annual rate of 0.15% of your daily net assets in the Separate Account).

5.	Standardized total return does not reflect the deduction of any premium taxes.

6.	Standardized total return will then be calculated according to the following formula:

TR =       (ERV/P)1/N-1

where:

TR =	the average annual total return for the period

ERV =	the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period

P =	a hypothetical single investment of $1,000

N =	the duration of the period (in years)

The Portfolios have provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

OTHER PERFORMANCE DATA	We may disclose cumulative total return in conjunction with the standardized format described above. The cumulative total return will be calculated using the following formula:

CTR =	(ERV/P)-1

where:

CTR =	the cumulative total return for the period

ERV =	the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period

P =	a hypothetical single investment of $1,000

Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts. If such charges were included, the performance numbers would be lower.

Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

TAX MATTERS

TAXATION OF GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

We do not expect to incur any Federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. (See the “Federal Tax Matters” section of the prospectus.) Based upon these expectations, no charge is being made currently to the Separate Account for Federal income taxes. We will periodically review the question of a charge to the Separate Account for Federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur Federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the Federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur Federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS REQUIRED DISTRIBUTIONS	In order to be treated as an annuity contract for Federal income tax purposes, section 72(s) of the Code requires any Non-Qualified Contract to provide that:

(a)	if any owner dies on or after the Annuity Commencement Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner’s death; and

(b)	if any owner dies prior to the Annuity Commencement Date, the entire interest in the contract will be distributed:

(1)	within five years after the date of that owner’s death; or

(2)	as income payments which will begin within one year of that owner’s death and which will be made over the life of the owner’s “designated beneficiary” or over a period not extending beyond the life expectancy of that beneficiary. The “designated beneficiary” generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the “designated beneficiary” is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse’s death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant or Joint Annuitant will be treated as the death of an owner for purposes of these rules.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

GENERAL PROVISIONS

USING THE CONTRACTS AS COLLATERAL

A Non-Qualified Contract can be assigned as collateral security. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Service Center will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. The basic benefits of a Non-Qualified Contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignment.

A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

THE BENEFICIARY

You may select one or more primary and contingent beneficiaries during your lifetime upon application and by filing a written request with our Service Center. Each change of beneficiary revokes any previous designation.

NON-PARTICIPATING	The contract is non-participating. No dividends are payable.

MISSTATEMENT OF AGE OR GENDER

If the Annuitant’s age or gender, if applicable, was misstated on the contract data page, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

INCONTESTABILITY	We will not contest the contract.

STATEMENT OF VALUES

At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Contract Value, purchase payments and other financial transactions made by you during the report period.

TRUST AS OWNER OR BENEFICIARY

If a trust is named as the owner or beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

WRITTEN NOTICE	Any written notice should be sent to us at our Service Center at 6610 West Broad Street, Richmond, Virginia 23230. The contract number and the Annuitant’s full name must be included.

We will send all notices to the owner at the last known address on file with us.

DISTRIBUTION OF THE CONTRACTS

The contracts which are offered continuously, are distributed by Capital Brokerage Corporation, 3001 Summer Street, 2nd Floor, Stamford, Connecticut 06905, an affiliate of the Company. During the fiscal years ended December 31, 2002, 2001 and 2000, no underwriting commissions have been paid by us to Capital Brokerage Corporation. Although neither we nor Capital Brokerage Corporation anticipate discontinuing the offering of the contracts, we do reserve the right to discontinue offering the contracts at any time.

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS

On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of gender. The contract contains guaranteed annuity purchase rates for certain optional payment plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.

EXPERTS

The financial statements of GE Capital Life Assurance Company of New York as of December 31, 2002 and 2001, and for each of the years in the three-year period ended December 31, 2002, and the financial statements of GE Capital Life Separate Account II as of December 31, 2002 and for each of the years of lesser periods in the two-year period ended December 31, 2002, have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 1021 East Cary Street, Suite 2000, Richmond, VA 23219.

The report of KPMG LLP dated February 7, 2003 with respect to the financial statements of GE Capital Life Assurance Company of New York contains an explanatory paragraph that states that the Company changed its method of accounting for goodwill and other intangible assets in 2002.

FINANCIAL STATEMENTS

This Statement of Additional Information contains the financial statements for GE Capital Life Assurance Company of New York (the Company), as of December 31, 2002 and 2001, and for each of the years in the three-year period ended December 31, 2002 and the financial statements of GE Capital Life Separate Account II, as of December 31, 2002 and for each of the years or lesser periods in the two-year period then ended December 31, 2002. The financial statements of the Company included in the prospectus should be distinguished from the financial statements of GE Capital Life Separate Account II, and should be considered only as bearing on the ability of the Company to meet its obligations under the contract. Such financial statements of the Company should not be considered as bearing on the investment performance of the assets held in the Separate Account.

GE CAPITAL LIFE SEPARATE ACCOUNT II

Financial Statements

December 31, 2002

(With Independent Auditors’ Report Thereon)

GE CAPITAL LIFE SEPARATE ACCOUNT II

December 31, 2002

Independent Auditors’ Report

Contract Owners

GE Capital Life Separate Account II

    and

The Board of Directors

GE Capital Life Assurance Company of New York:

We have audited the accompanying statements of assets and liabilities of GE Capital Life Separate Account II (the Account) (comprising the AIM Variable Insurance Funds — AIM V.I. Blue Chip Fund — Series I Shares, AIM V.I. Capital Appreciation Fund — Series I Shares, AIM V.I. Growth Fund — Series I Shares, AIM V.I. Premier Equity Fund — Series I Shares; The Alger American Fund — Alger American Growth Portfolio, Alger American Small Capitalization Portfolio; Alliance Variable Products Series Fund, Inc. — Growth and Income Portfolio — Class B, Premier Growth Portfolio — Class B, Quasar Portfolio — Class B; Dreyfus — Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares, The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares; Federated Insurance Series — Federated American Leaders Fund II — Primary Shares, Federated High Income Bond Fund II — Primary Shares, Federated High Income Bond Fund II — Service Shares, Federated International Small Company Fund II, Federated Utility Fund II; Fidelity Variable Insurance Products Fund (“VIP”) — VIP Equity-Income Portfolio, VIP Equity-Income Portfolio — Service Class 2, VIP Growth Portfolio, VIP Growth Portfolio — Service Class 2, VIP Overseas Portfolio; Fidelity Variable Insurance Products Fund II (“VIP II”) — VIP II Asset ManagerSM Portfolio, VIP II Contrafund® Portfolio, VIP II Contrafund® Portfolio — Service Class 2; Fidelity Variable Insurance Products Fund III (“VIP III”) — VIP III Growth & Income Portfolio, VIP III Growth & Income Portfolio — Service Class 2, VIP III Growth Opportunities Portfolio, VIP III Mid Cap Portfolio — Service Class 2; GE Investments Funds, Inc. — Global Income Fund, Income Fund, International Equity Fund, Mid-Cap Value Equity Fund, Money Market Fund, Premier Growth Equity Fund, Real Estate Securities Fund, S&P 500® Index Fund, Small-Cap Value Equity Fund, Total Return Fund, U.S. Equity Fund, Value Equity Fund; Goldman Sachs Variable Insurance Trust (VIT) —Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund; Janus Aspen Series — Aggressive Growth Portfolio, Aggressive Growth Portfolio — Service Shares, Balanced Portfolio, Balanced Portfolio —Service Shares, Capital Appreciation Portfolio, Capital Appreciation Portfolio — Service Shares, Flexible Income Portfolio, Global Life Sciences Portfolio — Service Shares, Global Technology Portfolio — Service Shares, Growth Portfolio, Growth Portfolio — Service Shares, International Growth Portfolio, International Growth Portfolio — Service Shares, Worldwide Growth Portfolio, Worldwide Growth Portfolio — Service Shares; J.P. Morgan Series Trust II — Mid Cap Value Portfolio; MFS® Variable Insurance Trust — MFS® Investors Growth Stock Series — Service Class Shares, MFS® Investors Trust Series — Service Class Shares, MFS® New Discovery Series — Service Class Shares, MFS® Total Return Series — Service Class Shares, MFS® Utilities Series — Service Class Shares; Oppenheimer Variable Account Funds — Oppenheimer Aggressive Growth Fund/VA, Oppenheimer Bond Fund/VA, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Securities Fund/VA — Service Shares, Oppenheimer High Income Fund/VA, Oppenheimer Main Street Growth & Income Fund/VA — Service Shares, Oppenheimer Main Street Small Cap Fund/VA — Service Shares, Oppenheimer Multiple Strategies Fund/VA; PBHG Insurance Series Fund, Inc. — PBHG Growth II Portfolio, PBHG Large Cap Growth Portfolio; PIMCO Variable Insurance Trust — Foreign Bond Portfolio — Administrative Class Shares, High Yield Portfolio —Administrative Class Shares, Long-Term U.S. Government Portfolio — Administrative Class Shares, Total Return Portfolio —Administrative Class Shares; Rydex Variable Trust — OTC Fund; Salomon Brothers Variable Series Funds Inc — Investors Fund, Strategic Bond Fund, Total Return Fund; Van Kampen Life Investment Trust — Comstock Portfolio — Class II Shares) as of December 31, 2002, the related statements of operations for the aforementioned funds and the Van Kampen Life Investment Trust — Emerging Growth Portfolio — Class II Shares for the year or lesser period then ended, the statements of changes in net assets for the aforementioned funds and the Van Kampen Life Investment Trust —Emerging Growth Portfolio — Class II Shares for each of the years or lesser periods in the two year period then ended, and the financial highlights for the aforementioned funds and the Van Kampen Life Investment Trust — Emerging Growth Portfolio — Class II Shares for each of the years or lesser periods in the two year period then ended. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting GE Capital Life Separate Account II as of December 31, 2002, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period then ended, and their financial highlights for each of the years or lesser periods in the two year period then ended, in conformity with accounting principles generally accepted in the United States of America.

Richmond, Virginia

February 28, 2003

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities

December 31, 2002

	AIM Variable Insurance Funds				The Alger American Fund
	AIM V.I. Blue Chip Fund — Series I Shares	AIM V.I. Capital Appreciation Fund — Series I Shares	AIM V.I. Growth Fund — Series I Shares	AIM V.I. Premier Equity Fund — Series I Shares	Alger American Growth Portfolio	Alger American Small Capitalization Portfolio
Assets
Investments at fair market value (see cost below; note 2a)	$1,469	116,557	151,519	837,859	668,199	596,750
Dividend receivable	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—	—
Receivable for units sold	—	351	19	230	—	—

Total assets	1,469	116,908	151,538	838,089	668,199	596,750

Liabilities
Accrued expenses payable to affiliate (note 4c)	—	23	28	164	239	212
Payable for units withdrawn	—	—	—	—	1,151	74

Total liabilities	—	23	28	164	1,390	286

Net assets attributable to variable deferred annuity contract owners	$1,469	116,885	151,510	837,925	666,809	596,464

Outstanding units (note 2b, 4a, and 5): Type I	—	—	—	—	94,583	112,540

Net asset value per unit: Type I	$—	—	—	—	7.05	5.30

Outstanding units (note 2b, 4a, and 5): Type II	151	10,256	13,055	75,286	—	—

Net asset value per unit: Type II	$9.70	6.65	5.95	6.23	—	—

Outstanding units (note 2b, 4a, and 5): Type III	—	988	768	20,837	—	—

Net asset value per unit: Type III	$—	6.63	5.93	6.21	—	—

Outstanding units (note 2b, 4a, and 5): Type IV	—	5,694	8,091	18,661	—	—

Net asset value per unit: Type IV	$—	7.40	6.89	7.01	—	—

Outstanding units (note 2b, 4a, and 5): Type V	—	—	1,967	15,527	—	—

Net asset value per unit: Type V	$—	—	6.88	7.00	—	—

Investments in securities, at cost	$1,519	139,179	175,736	1,055,993	1,361,963	1,245,670

Shares outstanding	280	7,094	13,409	51,656	27,129	48,874

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2002

	Alliance Variable Products Series Fund, Inc.
	Growth and Income Portfolio — Class B	Premier Growth Portfolio — Class B	Quasar Portfolio — Class B
Assets
Investments at fair market value (see cost below; note 2a)	$2,022,775	394,334	77,594
Dividend receivable	—	—	—
Receivable from affiliate (note 4b)	—	—	—
Receivable for units sold	3,601	1,429	35

Total assets	2,026,376	395,763	77,629

Liabilities
Accrued expenses payable to affiliate (note 4c)	399	71	16
Payable for units withdrawn	—	—	—

Total liabilities	399	71	16

Net assets attributable to variable deferred annuity contract owners	$2,025,977	395,692	77,613

Outstanding units (note 2b, 4a, and 5): Type I	—	—	—

Net asset value per unit: Type I	$—	—	—

Outstanding units (note 2b, 4a, and 5): Type II	113,958	42,999	2,906

Net asset value per unit: Type II	$7.12	6.03	6.28

Outstanding units (note 2b, 4a, and 5): Type III	64,654	6,812	1,529

Net asset value per unit: Type III	$7.09	6.01	6.26

Outstanding units (note 2b, 4a, and 5): Type IV	70,629	10,095	7,344

Net asset value per unit: Type IV	$7.56	7.13	6.78

Outstanding units (note 2b, 4a, and 5): Type V	29,436	3,300	—

Net asset value per unit: Type V	$7.55	7.12	—

Investments in securities, at cost	$2,404,385	490,827	102,939

Shares outstanding	122,667	22,807	11,445

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2002

	Dreyfus
	Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares	The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares
Assets
Investments at fair market value (see cost below; note 2a)	$137,738	47,412
Dividend receivable	—	—
Receivable from affiliate (note 4b)	—	—
Receivable for units sold	701	—

Total assets	$138,439	47,412

Liabilities
Accrued expenses payable to affiliate (note 4c)	28	8
Payable for units withdrawn	—	—

Total liabilities	28	8

Net assets attributable to variable deferred annuity contract owners	$138,411	47,404

Outstanding units (note 2b, 4a, and 5): Type I	—	—

Net asset value per unit: Type I	$—	—

Outstanding units (note 2b, 4a, and 5): Type II	7,283	7,848

Net asset value per unit: Type II	$9.63	6.04

Outstanding units (note 2b, 4a, and 5): Type III	134	—

Net asset value per unit: Type III	$9.60	—

Outstanding units (note 2b, 4a, and 5): Type IV	6,285	—

Net asset value per unit: Type IV	$8.98	—

Outstanding units (note 2b, 4a, and 5): Type V	1,178	—

Net asset value per unit: Type V	$8.96	—

Investments in securities, at cost	$145,729	55,979

Shares outstanding	14,731	2,509

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2002

	Federated Insurance Series
	Federated American Leaders Fund II — Primary Shares	Federated High Income Bond Fund II — Primary Shares	Federated High Income Bond Fund II — Service Shares	Federated International Small Company Fund II	Federated Utility Fund II
Assets
Investments at fair market value (see cost below; note 2a)	$591,010	345,845	600,595	38,641	374,362
Dividend receivable	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—
Receivable for units sold	—	—	549	8	—

Total assets	591,010	345,845	601,144	38,649	374,362

Liabilities
Accrued expenses payable to affiliate (note 4c)	161	112	111	7	110
Payable for units withdrawn	—	—	—	—	—

Total liabilities	161	112	111	7	110

Net assets attributable to variable deferred annuity contract owners	$590,849	345,733	601,033	38,642	374,252

Outstanding units (note 2b, 4a, and 5): Type I	71,618	39,512	—	—	59,594

Net asset value per unit: Type I	$8.25	8.75	—	—	6.28

Outstanding units (note 2b, 4a, and 5): Type II	—	—	44,925	2,096	—

Net asset value per unit: Type II	$—	—	9.58	6.37	—

Outstanding units (note 2b, 4a, and 5): Type III	—	—	3,837	—	—

Net asset value per unit: Type III	$—	—	9.55	—	—

Outstanding units (note 2b, 4a, and 5): Type IV	—	—	12,646	2,767	—

Net asset value per unit: Type IV	$—	—	9.80	7.92	—

Outstanding units (note 2b, 4a, and 5): Type V	—	—	1,030	427	—

Net asset value per unit: Type V	$—	—	9.78	7.90	—

Investments in securities, at cost	$756,370	407,486	618,945	41,371	627,957

Shares outstanding	38,857	48,848	84,830	8,437	49,782

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2002

	Fidelity Variable Insurance Products Fund (“VIP”)					Fidelity Variable Insurance Products Fund II (“VIP II”)			Fidelity Variable Insurance Products Fund III (“VIP III”)
	VIP Equity- Income Portfolio	VIP Equity- Income Portfolio — Service Class 2	VIP Growth Portfolio	VIP Growth Portfolio — Service Class 2	VIP Overseas Portfolio	VIP II Asset ManagerSM Portfolio	VIP II Contrafund® Portfolio	VIP II Contrafund® Portfolio — Service Class 2	VIP III Growth & Income Portfolio	VIP III Growth & Income Portfolio — Service Class 2	VIP III Growth Opportunities Portfolio	VIP III Mid Cap Portfolio — Service Class 2
Assets
Investments at fair market value (see cost below; note 2a)	$1,788,013	1,058,539	1,369,548	420,762	520,089	334,804	2,515,608	825,034	972,898	477,591	568,402	1,346,140
Dividend receivable	—	—	—	—	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—	—	—	—	—	—	—	—
Receivable for units sold	—	511	—	684	177	—	—	1,183	—	177	—	212

Total assets	1,788,013	1,059,050	1,369,548	421,446	520,266	334,804	2,515,608	826,217	972,898	477,768	568,402	1,346,352

Liabilities
Accrued expenses payable to affiliate (note 4c)	493	201	485	79	157	107	801	150	270	89	187	251
Payable for units withdrawn	645	4	1,292	—	—	—	—	—	—	—	—	—

Total liabilities	1,138	205	1,777	79	157	107	801	150	270	89	187	251

Net assets attributable to variable deferred annuity contract owners	$1,786,875	1,058,845	1,367,771	421,367	520,109	334,697	2,514,807	826,067	972,628	477,679	568,215	1,346,101

Outstanding units (note 2b, 4a, and 5): Type I	205,624	—	184,088	—	79,406	36,459	266,682	—	118,325	—	94,861	—

Net asset value per unit: Type I	$8.69	—	7.43	—	6.55	9.18	9.43	—	8.22	—	5.99	—

Outstanding units (note 2b, 4a, and 5): Type II	—	72,137	—	31,710	—	—	—	29,566	—	19,892	—	46,954

Net asset value per unit: Type II	$—	7.54	—	6.11	—	—	—	8.41	—	7.77	—	9.05

Outstanding units (note 2b, 4a, and 5): Type III	—	9,911	—	12,319	—	—	—	3,086	—	10,540	—	13,738

Net asset value per unit: Type III	$—	7.52	—	6.09	—	—	—	8.38	—	7.75	—	9.02

Outstanding units (note 2b, 4a, and 5): Type IV	—	33,456	—	20,580	—	—	—	60,564	—	19,172	—	48,119

Net asset value per unit: Type IV	$—	7.85	—	6.81	—	—	—	8.78	—	8.15	—	8.77

Outstanding units (note 2b, 4a, and 5): Type V	—	22,674	—	1,830	—	—	—	2,258	—	10,477	—	42,836

Net asset value per unit: Type V	$—	7.84	—	6.80	—	—	—	8.77	—	8.13	—	8.76

Investments in securities, at cost	$2,254,898	1,191,321	2,526,644	519,354	837,437	395,990	3,373,108	892,023	1,231,760	532,689	921,501	1,434,339

Shares outstanding	98,459	58,808	58,428	18,128	47,367	26,259	138,984	45,963	89,585	44,510	48,540	77,409

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2002

	GE Investments Funds, Inc.
	Global Income Fund	Income Fund	International Equity Fund	Mid-Cap Value Equity Fund	Money Market Fund	Premier Growth Equity Fund	Real Estate Securities Fund	S&P 500® Index Fund	Small-Cap Value Equity Fund	Total Return Fund	U.S. Equity Fund	Value Equity Fund
Assets
Investments at fair market value (see cost below; note 2a)	$289,100	1,810,819	206,555	2,316,339	6,587,445	1,940,618	266,691	11,386,317	2,022,496	801,859	2,994,794	622,878
Dividend receivable	—	—	—	—	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	862	—	—	—	—	—	—	—
Receivable for units sold	29	361	—	859	430	—	63	36,644	1,134	—	14	25

Total assets	289,129	1,811,180	206,555	2,317,198	6,588,737	1,940,618	266,754	11,422,961	2,023,630	801,859	2,994,808	622,903

Liabilities
Accrued expenses payable to affiliate (note 4c)	60	361	55	477	1,064	390	56	1,911	361	193	640	113
Payable for units withdrawn	—	—	—	—	7	148	—	69	—	3,174	6	—

Total liabilities	60	361	55	477	1,071	538	56	1,980	361	3,367	646	113

Net assets attributable to variable deferred annuity contract owners	$289,069	1,810,819	206,500	2,316,721	6,587,666	1,940,080	266,698	11,420,981	2,023,269	798,492	2,994,162	622,790

Outstanding units (note 2b, 4a, and 5): Type I	26,915	139,847	33,523	82,630	441,788	228,482	21,508	793,100	—	77,826	262,389	—

Net asset value per unit: Type I	$10.74	12.55	6.16	10.07	11.30	6.82	12.40	7.53	—	10.26	8.83	—

Outstanding units (note 2b, 4a, and 5): Type II	—	3,625	—	118,661	275,280	37,355	—	627,019	153,331	—	71,518	37,464

Net asset value per unit: Type II	$—	10.65	—	8.11	1.01	7.25	—	7.02	9.12	—	7.35	7.45

Outstanding units (note 2b, 4a, and 5): Type III	—	—	—	17,118	179,540	1,795	—	34,661	8,759	—	5,075	8,216

Net asset value per unit: Type III	$—	—	—	8.08	1.01	7.23	—	6.99	9.09	—	7.33	7.42

Outstanding units (note 2b, 4a, and 5): Type IV	—	1,450	—	28,293	449,804	11,446	—	46,625	51,245	—	12,337	26,584

Net asset value per unit: Type IV	$—	10.64	—	8.02	1.00	7.60	—	7.54	8.41	—	7.79	7.88

Outstanding units (note 2b, 4a, and 5): Type V	—	160	—	19,610	686,286	1,455	—	60,298	13,607	—	2,356	9,306

Net asset value per unit: Type V	$—	10.62	—	8.01	1.00	7.59	—	7.52	8.40	—	7.77	7.87

Investments in securities, at cost	$255,348	1,772,090	225,106	2,706,857	6,587,445	2,562,697	297,853	14,946,360	2,236,425	949,434	3,850,377	683,676

Shares outstanding	26,670	140,048	33,155	174,161	6,587,445	35,452	20,296	703,728	196,932	63,238	116,303	84,630

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2002

	Goldman Sachs Variable Insurance Trust (VIT)		Janus Aspen Series
	Goldman Sachs Growth and Income Fund	Goldman Sachs Mid Cap Value Fund	Aggressive Growth Portfolio	Aggressive Growth Portfolio — Service Shares	Balanced Portfolio	Balanced Portfolio — Service Shares	Capital Appreciation Portfolio	Capital Appreciation Portfolio — Service Shares	Flexible Income Portfolio	Global Life Sciences Portfolio — Service Shares	Global Technology Portfolio — Service Shares
Assets
Investments at fair market value (see cost below; note 2a)	$316,148	1,408,011	2,357,732	170,236	5,099,063	3,073,429	3,196,473	167,378	426,380	95,963	76,401
Dividend receivable	—	—	—	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—	—	—	—	—	—	—
Receivable for units sold	—	24	—	112	—	8,935	—	—	—	—	—

Total assets	316,148	1,408,035	2,357,732	170,348	5,099,063	3,082,364	3,196,473	167,378	426,380	95,963	76,401

Liabilities
Accrued expenses payable to affiliate (note 4c)	83	365	1,074	30	784	562	491	31	88	20	15
Payable for units withdrawn	—	—	—	—	—	—	—	—	—	—	—

Total liabilities	83	365	1,074	30	784	562	491	31	88	20	15

Net assets attributable to variable deferred annuity contract owners	$316,065	1,407,670	2,356,658	170,318	5,098,279	3,081,802	3,195,982	167,347	426,292	95,943	76,386

Outstanding units (note 2b, 4a, and 5): Type I	43,415	111,631	322,388	—	436,123	—	326,788	—	34,323	—	—

Net asset value per unit: Type I	$7.28	12.61	7.31	—	11.69	—	9.78	—	12.42	—	—

Outstanding units (note 2b, 4a, and 5): Type II	—	—	—	19,456	—	110,810	—	18,054	—	4,698	5,022

Net asset value per unit: Type II	$—	—	—	5.58	—	8.94	—	7.11	—	7.07	4.62

Outstanding units (note 2b, 4a, and 5): Type III	—	—	—	1,801	—	41,381	—	1,214	—	5,576	333

Net asset value per unit: Type III	$—	—	—	5.56	—	8.91	—	7.08	—	7.05	4.60

Outstanding units (note 2b, 4a, and 5): Type IV	—	—	—	5,577	—	80,645	—	—	—	198	3,896

Net asset value per unit: Type IV	$—	—	—	7.74	—	9.09	—	—	—	7.59	5.96

Outstanding units (note 2b, 4a, and 5): Type V	—	—	—	1,109	—	109,084	—	3,613	—	2,891	4,779

Net asset value per unit: Type V	$—	—	—	7.73	—	9.07	—	8.41	—	7.58	5.95

Investments in securities, at cost	$392,349	1,390,150	7,063,388	194,504	6,151,138	3,203,798	5,300,788	189,180	412,782	114,585	88,086

Shares outstanding	38,839	132,706	148,847	10,899	247,648	144,157	184,023	9,709	34,665	17,576	31,702

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2002

	Janus Aspen Series (continued)						J.P. Morgan Series Trust II
	Growth Portfolio	Growth Portfolio — Service Shares	International Growth Portfolio	International Growth Portfolio — Service Shares	Worldwide Growth Portfolio	Worldwide Growth Portfolio — Service Shares	Mid Cap Value Portfolio
Assets
Investments at fair market value (see cost below; note 2a)	$1,919,590	200,281	1,062,576	115,218	1,943,094	492,443	1,545
Dividend receivable	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—	—	—
Receivable for units sold	—	183	—	—	—	85	—

Total assets	1,919,590	200,464	1,062,576	115,218	1,943,094	492,528	1,545

Liabilities
Accrued expenses payable to affiliate (note 4c)	749	38	369	19	751	93	1
Payable for units withdrawn	1,029	—	—	—	—	—	—

Total liabilities	1,778	38	369	19	751	93	1

Net assets attributable to variable deferred annuity contract owners	$1,917,812	200,426	1,062,207	115,199	1,942,343	492,435	1,544

Outstanding units (note 2b, 4a, and 5): Type I	267,105	—	138,128	—	258,634	—	—

Net asset value per unit: Type I	$7.18	—	7.69	—	7.51	—	—

Outstanding units (note 2b, 4a, and 5): Type II	—	20,303	—	8,952	—	23,802	152

Net asset value per unit: Type II	$—	5.86	—	6.26	—	6.25	10.16

Outstanding units (note 2b, 4a, and 5): Type III	—	4,967	—	891	—	10,366	—

Net asset value per unit: Type III	$—	5.84	—	6.24	—	6.23	—

Outstanding units (note 2b, 4a, and 5): Type IV	—	6,285	—	5,962	—	33,137	—

Net asset value per unit: Type IV	$—	7.08	—	7.33	—	7.34	—

Outstanding units (note 2b, 4a, and 5): Type V	—	1,124	—	1,352	—	4,893	—

Net asset value per unit: Type V	$—	7.07	—	7.32	—	7.33	—

Investments in securities, at cost	$3,890,796	241,163	2,108,955	132,031	3,837,039	572,375	1,520

Shares outstanding	131,389	13,832	61,421	6,707	92,308	23,506	92

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2002

	MFS® Variable Insurance Trust
	MFS® Investors Growth Stock Series — Service Class Shares	MFS® Investors Trust Series — Service Class Shares	MFS® New Discovery Series — Service Class Shares	MFS® Total Return Series — Service Class Shares	MFS® Utilities Series — Service Class Shares
Assets
Investments at fair market value (see cost below; note 2a)	$739,014	485,630	131,025	1,522	339,691
Dividend receivable	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—
Receivable for units sold	2,298	274	256	—	—

Total assets	741,312	485,904	131,281	1,522	339,691

Liabilities
Accrued expenses payable to affiliate (note 4c)	140	94	23	—	61
Payable for units withdrawn	—	—	—	—	13

Total liabilities	140	94	23	—	74

Net assets attributable to variable deferred annuity contract owners	$741,172	485,810	131,258	1,522	339,617

Outstanding units (note 2b, 4a, and 5): Type I	—	—	—	—	—

Net asset value per unit: Type I	$—	—	—	—	—

Outstanding units (note 2b, 4a, and 5): Type II	40,187	16,546	10,094	152	40,100

Net asset value per unit: Type II	$6.19	6.99	6.52	10.03	6.01

Outstanding units (note 2b, 4a, and 5): Type III	15,424	5,971	2,072	—	8,996

Net asset value per unit: Type III	$6.17	6.97	6.50	—	5.99

Outstanding units (note 2b, 4a, and 5): Type IV	20,603	35,076	7,509	—	4,054

Net asset value per unit: Type IV	$7.24	7.70	6.83	—	7.99

Outstanding units (note 2b, 4a, and 5): Type V	34,313	7,610	101	—	1,548

Net asset value per unit: Type V	$7.23	7.68	6.82	—	7.97

Investments in securities, at cost	$834,863	581,900	146,179	1,517	377,330

Shares outstanding	105,724	36,214	12,623	89	28,355

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2002

	Oppenheimer Variable Account Funds
	Oppenheimer Aggressive Growth Fund/VA	Oppenheimer Bond Fund/VA	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Global Securities Fund/VA — Service Shares	Oppenheimer High Income Fund/VA	Oppenheimer Main Street Growth & Income Fund/VA — Service Shares	Oppenheimer Main Street Small Cap Fund/VA — Service Shares	Oppenheimer Multiple Strategies Fund/VA
Assets
Investments at fair market value (see cost below; note 2a)	$721,339	2,537,946	1,042,572	681,003	731,809	3,191,855	1,508	908,431
Dividend receivable	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—	—	—	—
Receivable for units sold	—	—	—	983	—	769	—	—

Total assets	721,339	2,537,946	1,042,572	681,986	731,809	3,192,624	1,508	908,431

Liabilities
Accrued expenses payable to affiliate (note 4c)	280	613	304	128	221	608	—	210
Payable for units withdrawn	833	—	1,291	—	2	—	—	—

Total liabilities	1,113	613	1,595	128	223	608	—	210

Net assets attributable to variable deferred annuity contract owners	$720,226	2,537,333	1,040,977	681,858	731,586	3,192,016	1,508	908,221

Outstanding units (note 2b, 4a, and 5): Type I	95,648	214,302	116,440	—	82,108	—	—	88,780

Net asset value per unit: Type I	$7.53	11.84	8.94	—	8.91	—	—	10.23

Outstanding units (note 2b, 4a, and 5): Type II	—	—	—	21,128	—	128,125	160	—

Net asset value per unit: Type II	$—	—	—	7.20	—	7.35	9.43	—

Outstanding units (note 2b, 4a, and 5): Type III	—	—	—	3,631	—	24,867	—	—

Net asset value per unit: Type III	$—	—	—	7.17	—	7.33	—	—

Outstanding units (note 2b, 4a, and 5): Type IV	—	—	—	47,524	—	127,593	—	—

Net asset value per unit: Type IV	$—	—	—	7.49	—	7.83	—	—

Outstanding units (note 2b, 4a, and 5): Type V	—	—	—	19,752	—	136,697	—	—

Net asset value per unit: Type V	$—	—	—	7.48	—	7.82	—	—

Investments in securities, at cost	$1,828,146	2,485,506	1,666,631	747,870	850,105	3,567,929	1,535	1,071,148

Shares outstanding	24,678	224,398	39,165	38,671	97,445	209,165	162	69,030

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2002

	PBHG Insurance Series Fund, Inc.		PIMCO Variable Insurance Trust
	PBHG Growth II Portfolio	PBHG Large Cap Growth Portfolio	Foreign Bond Portfolio — Administrative Class Shares	High Yield Portfolio — Administrative Class Shares	Long-Term U.S. Government Portfolio — Administrative Class Shares	Total Return Portfolio — Administrative Class Shares
Assets
Investments at fair market value (see cost below; note 2a)	$342,530	613,646	170,512	893,614	4,501,857	7,622,134
Dividend receivable	—	—	407	6,299	14,715	27,960
Receivable from affiliate (note 4b)	—	—	—	—	—	—
Receivable for units sold	—	—	18	5,282	4,070	7,424

Total assets	342,530	613,646	170,937	905,195	4,520,642	7,657,518

Liabilities
Accrued expenses payable to affiliate (note 4c)	135	167	440	6,472	15,565	29,341
Payable for units withdrawn	—	—	—	—	36,401	—

Total liabilities	135	167	440	6,472	51,966	29,341

Net assets attributable to variable deferred annuity contract owners	$342,395	613,479	170,497	898,723	4,468,676	7,628,177

Outstanding units (note 2b, 4a, and 5): Type I	52,036	73,913	—	—	—	—

Net asset value per unit: Type I	$6.58	8.30	—	—	—	—

Outstanding units (note 2b, 4a, and 5): Type II	—	—	2,641	26,611	150,388	276,091

Net asset value per unit: Type II	$—	—	11.04	9.78	12.37	11.36

Outstanding units (note 2b, 4a, and 5): Type III	—	—	1,640	13,819	27,306	62,340

Net asset value per unit: Type III	$—	—	11.00	9.74	12.33	11.32

Outstanding units (note 2b, 4a, and 5): Type IV	—	—	3,186	39,904	101,339	242,867

Net asset value per unit: Type IV	$—	—	10.65	9.71	11.70	10.69

Outstanding units (note 2b, 4a, and 5): Type V	—	—	8,408	12,000	92,981	111,409

Net asset value per unit: Type V	$—	—	10.63	9.70	11.68	10.68

Investments in securities, at cost	$1,025,109	1,260,478	167,070	896,181	4,497,722	7,472,046

Shares outstanding	43,802	49,328	16,933	124,632	405,938	745,077

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2002

	Rydex Variable Trust	Salomon Brothers Variable Series Funds Inc
	OTC Fund	Investors Fund	Strategic Bond Fund	Total Return Fund
Assets
Investments at fair market value (see cost below; note 2a)	$206,199	183,465	269,631	139,736
Dividend receivable	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—
Receivable for units sold	10	—	—	—

Total assets	206,209	183,465	269,631	139,736

Liabilities
Accrued expenses payable to affiliate (note 4c)	39	39	46	24
Payable for units withdrawn	3	—	—	—

Total liabilities	42	39	46	24

Net assets attributable to variable deferred annuity contract owners	$206,167	183,426	269,585	139,712

Outstanding units (note 2b, 4a, and 5): Type I	—	21,504	22,522	14,344

Net asset value per unit: Type I	$—	8.53	11.97	9.74

Outstanding units (note 2b, 4a, and 5): Type II	17,154	—	—	—

Net asset value per unit: Type II	$5.18	—	—	—

Outstanding units (note 2b, 4a, and 5): Type III	5,514	—	—	—

Net asset value per unit: Type III	$5.16	—	—	—

Outstanding units (note 2b, 4a, and 5): Type IV	13,798	—	—	—

Net asset value per unit: Type IV	$6.13	—	—	—

Outstanding units (note 2b, 4a, and 5): Type V	699	—	—	—

Net asset value per unit: Type V	$6.12	—	—	—

Investments in securities, at cost	$255,656	244,289	266,643	150,898

Shares outstanding	22,784	18,894	25,951	14,663

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2002

Van Kampen Life Investment Trust
Comstock Portfolio — Class II Shares
Assets
Investments at fair market value (see cost below; note 2a)	$20,395
Dividend receivable	—
Receivable from affiliate (note 4b)	—
Receivable for units sold	—

Total assets	20,395

Liabilities
Accrued expenses payable to affiliate (note 4c)	4
Payable for units withdrawn	—

Total liabilities	4

Net assets attributable to variable deferred annuity contract owners	$20,391

Outstanding units (note 2b, 4a, and 5): Type I	—

Net asset value per unit: Type I	$—

Outstanding units (note 2b, 4a, and 5): Type II	—

Net asset value per unit: Type II	$—

Outstanding units (note 2b, 4a, and 5): Type III	—

Net asset value per unit: Type III	$—

Outstanding units (note 2b, 4a, and 5): Type IV	—

Net asset value per unit: Type IV	$—

Outstanding units (note 2b, 4a, and 5): Type V	2,539

Net asset value per unit: Type V	$8.03

Investments in securities, at cost	$20,305

Shares outstanding	2,249

See accompanying notes to financial statements.

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations

	AIM Variable Insurance Funds				The Alger American Fund
	AIM V.I. Blue Chip Fund — Series I Shares	AIM V.I. Capital Appreciation Fund — Series I Shares	AIM V.I. Growth Fund — Series I Shares	AIM V.I. Premier Equity Fund — Series I Shares	Alger American Growth Portfolio	Alger American Small Capitalization Portfolio
	Period from September 13, 2002 to December 31, 2002	Year ended December 31, 2002			Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$—	—	—	3,338	413	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	—	—	—	13,647	10,186
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	3	1,337	850	6,045	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	98	66	1,947	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	—	118	282	979	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	—	94	797	—	—

Net investment income (expense)	(3)	(1,553)	(1,292)	(6,430)	(13,234)	(10,186)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	—	(8,545)	(2,578)	(15,788)	(208,136)	(162,282)
Unrealized appreciation (depreciation)	(50)	(21,332)	(25,382)	(216,658)	(191,164)	(63,624)
Capital gain distributions	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(50)	(29,877)	(27,960)	(232,446)	(399,300)	(225,906)

Increase (decrease) in net assets from operations	$(53)	(31,430)	(29,252)	(238,876)	(412,534)	(236,092)

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued

	Alliance Variable Products Series Fund, Inc.
	Growth and Income Portfolio — Class B	Premier Growth Portfolio — Class B	Quasar Portfolio — Class B
	Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$8,468	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	11,142	3,650	207
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	5,615	689	54
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	3,965	393	526
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	2,000	104	—

Net investment income (expense)	(14,254)	(4,836)	(787)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(69,132)	(8,937)	480
Unrealized appreciation (depreciation)	(389,776)	(103,284)	(25,717)
Capital gain distributions	52,051	—	—

Net realized and unrealized gain (loss) on investments	(406,857)	(112,221)	(25,237)

Increase (decrease) in net assets from operations	$(421,111)	(117,057)	(26,024)

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued

	Dreyfus
	Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares	The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares
	Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$1,240	123
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	532	408
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	13	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	434	—
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	60	—

Net investment income (expense)	201	(285)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(93)	(246)
Unrealized appreciation (depreciation)	(8,203)	(8,552)
Capital gain distributions	—	—

Net realized and unrealized gain (loss) on investments	(8,296)	(8,798)

Increase (decrease) in net assets from operations	$(8,095)	(9,083)

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued

	Federated Insurance Series
	Federated American Leaders Fund II — Primary Shares	Federated High Income Bond Fund II — Primary Shares	Federated High Income Bond Fund II — Service Shares	Federated International Small Company Fund II	Federated Utility Fund II
	Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$9,330	34,003	23,757	—	25,860
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	10,710	4,982	—	—	6,607
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	—	4,086	125	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	—	639	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	—	—	681	50	—
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	—	91	21	—

Net investment income (expense)	(1,380)	29,021	18,260	(196)	19,253

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(47,150)	(25,818)	(5,857)	(27)	(57,464)
Unrealized appreciation (depreciation)	(138,331)	(1,260)	(18,428)	(2,731)	(108,972)
Capital gain distributions	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(185,481)	(27,078)	(24,285)	(2,758)	(166,436)

Increase (decrease) in net assets from operations	$(186,861)	1,943	(6,025)	(2,954)	(147,183)

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued

	Fidelity Variable Insurance Products Fund (“VIP”)					Fidelity Variable Insurance Products Fund II (“VIP II”)
	VIP Equity- Income Portfolio	VIP Equity- Income Portfolio — Service Class 2	VIP Growth Portfolio	VIP Growth Portfolio — Service Class 2	VIP Overseas Portfolio	VIP II Asset ManagerSM Portfolio	VIP II Contrafund® Portfolio	VIP II Contrafund® Portfolio — Service Class 2
	Year ended December 31, 2002					Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$35,351	3,246	4,942	107	4,653	14,464	24,626	462
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	29,056	—	26,289	—	8,375	5,255	40,273	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	5,720	—	2,084	—	—	—	2,822
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	1,006	—	876	—	—	—	268
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	—	2,252	—	1,263	—	—	—	3,476
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	1,262	—	132	—	—	—	128

Net investment income (expense)	6,295	(6,994)	(21,347)	(4,248)	(3,722)	9,209	(15,647)	(6,232)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(106,467)	(15,489)	(298,979)	(3,395)	(46,512)	(19,375)	(140,644)	(6,787)
Unrealized appreciation (depreciation)	(380,508)	(137,470)	(385,754)	(98,003)	(88,093)	(32,931)	(159,657)	(67,174)
Capital gain distributions	48,116	4,679	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(438,859)	(148,280)	(684,733)	(101,398)	(134,605)	(52,306)	(300,301)	(73,961)

Increase (decrease) in net assets from operations	$(432,564)	(155,274)	(706,080)	(105,646)	(138,327)	(43,097)	(315,948)	(80,193)

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued

	Fidelity Variable Insurance Products Fund III (“VIP III”)
	VIP III Growth & Income Portfolio	VIP III Growth & Income Portfolio — Service Class 2	VIP III Growth Opportunities Portfolio	VIP III Mid Cap Portfolio — Service Class 2
	Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$16,642	972	7,159	1,104
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	16,453	—	9,412	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	2,582	—	4,228
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	877	—	1,470
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	—	920	—	3,251
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	414	—	2,942

Net investment income (expense)	189	(3,821)	(2,253)	(10,787)

Net realized and unrealized gain (loss) on investments
Net realized gain (loss)	(80,811)	(2,890)	(60,216)	(5,460)
Unrealized appreciation (depreciation)	(166,660)	(57,098)	(118,509)	(91,127)
Capital gain distributions	—	—	—	—

Net realized and unrealized gain (loss) on investments	(247,471)	(59,988)	(178,725)	(96,587)

Increase (decrease) in net assets from operations	$(247,282)	(63,809)	(180,978)	(107,374)

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued

	GE Investments Funds, Inc.
	Global Income Fund	Income Fund	International Equity Fund	Mid-Cap Value Equity Fund	Money Market Fund	Premier Growth Equity Fund	Real Estate Securities Fund	S&P 500® Index Fund	Small-Cap Value Equity Fund	Total Return Fund	U.S. Equity Fund	Value Equity Fund
	Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$1,718	51,096	2,485	21,008	93,328	979	12,125	164,949	5,005	19,696	29,183	4,422
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	3,366	21,617	3,512	14,270	78,012	24,364	5,011	101,929	—	13,338	39,863	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	168	—	10,436	2,565	4,342	—	34,253	11,716	—	6,184	2,666
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	—	—	1,203	1,016	133	—	2,573	882	—	272	464
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	—	54	—	1,192	3,324	329	—	2,247	2,653	—	758	646
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	9	—	1,016	7,547	27	—	2,310	683	—	133	374

Net investment income (expense)	(1,648)	29,248	(1,027)	(7,109)	864	(28,216)	7,114	21,637	(10,929)	6,358	(18,027)	272

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	3,856	19,853	(127,659)	(45,879)	—	(39,114)	1,959	(566,336)	(9,165)	(26,211)	(95,094)	(1,884)
Unrealized appreciation (depreciation)	34,626	54,601	73,776	(366,604)	—	(469,962)	(41,065)	(2,206,745)	(215,625)	(96,162)	(671,370)	(60,684)
Capital gain distributions	—	21,672	—	13,133	33	10	14,127	20,854	9,684	8,226	—	—

Net realized and unrealized gain (loss) on investments	38,482	96,162	(53,883)	(399,350)	33	(509,066)	(24,979)	(2,752,227)	(215,106)	(114,147)	(766,464)	(62,568)

Increase (decrease) in net assets from operations	$36,834	125,374	(54,910)	(406,459)	897	(537,282)	(17,865)	(2,730,590)	(226,035)	(107,789)	(784,491)	(62,296)

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued

	Goldman Sachs Variable Insurance Trust (VIT)		Janus Aspen Series
	Goldman Sachs Growth and Income Fund	Goldman Sachs Mid Cap Value Fund	Aggressive Growth Portfolio	Aggressive Growth Portfolio — Service Shares	Balanced Portfolio	Balanced Portfolio — Service Shares	Capital Appreciation Portfolio	Capital Appreciation Portfolio — Service Shares	Flexible Income Portfolio	Global Life Sciences Portfolio — Service Shares	Global Technology Portfolio — Service Shares
	Year ended December 31, 2002		Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$5,292	15,162	—	—	135,300	47,052	21,624	546	15,883	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	5,301	22,831	40,405	—	79,518	—	54,940	—	4,419	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	—	—	1,103	—	10,752	—	1,622	—	406	268
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	—	—	123	—	4,359	—	431	—	365	33
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	—	—	—	295	—	3,757	—	—	—	8	77
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	—	—	50	—	6,748	—	285	—	161	139

Net investment income (expense)	(9)	(7,669)	(40,405)	(1,571)	55,782	21,436	(33,316)	(1,792)	11,464	(940)	(517)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(17,273)	31,964	(850,946)	(1,307)	(163,055)	(11,412)	(477,542)	(5,530)	956	(1,233)	(497)
Unrealized appreciation (depreciation)	(34,298)	(154,617)	(165,499)	(25,385)	(357,278)	(130,260)	(221,244)	(22,012)	14,823	(18,987)	(12,638)
Capital gain distributions	—	4,423	—	—	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(51,571)	(118,230)	(1,016,445)	(26,692)	(520,333)	(141,672)	(698,786)	(27,542)	15,779	(20,220)	(13,135)

Increase (decrease) in net assets from operations	$(51,580)	(125,899)	(1,056,850)	(28,263)	(464,551)	(120,236)	(732,102)	(29,334)	27,243	(21,160)	(13,652)

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued

	Janus Aspen Series (continued)						J.P. Morgan Series Trust II
	Growth Portfolio	Growth Portfolio — Service Shares	International Growth Portfolio	International Growth Portfolio — Service Shares	Worldwide Growth Portfolio	Worldwide Growth Portfolio — Service Shares	Mid Cap Value Portfolio
	Year ended December 31, 2002						Period from September 13, 2002 to December 31, 2002
Investment income:
Income — Ordinary dividends	$—	—	11,446	535	21,803	2,520	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	35,956	—	18,985	—	35,798	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	1,409	—	633	—	1,366	3
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	246	—	98	—	671	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	—	378	—	174	—	1,707	—
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	55	—	88	—	339	—

Net investment income (expense)	(35,956)	(2,088)	(7,539)	(458)	(13,995)	(1,563)	(3)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(444,902)	(727)	(234,971)	(462)	(395,540)	(2,311)	—
Unrealized appreciation (depreciation)	(347,869)	(40,480)	(182,302)	(17,365)	(389,293)	(80,645)	25
Capital gain distributions	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(792,771)	(41,207)	(417,273)	(17,827)	(784,833)	(82,956)	25

Increase (decrease) in net assets from operations	$(828,727)	(43,295)	(424,812)	(18,285)	(798,828)	(84,519)	22

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued

	MFS® Variable Insurance Trust
	MFS® Investors Growth Stock Series — Service Class Shares	MFS® Investors Trust Series — Service Class Shares	MFS® New Discovery Series — Service Class Shares	MFS® Total Return Series — Service Class Shares	MFS® Utilities Series — Service Class Shares
	Year ended December 31, 2002			Period from September 13, 2002 to December 31, 2002	Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$—	1,215	—	—	4,421
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	2,734	2,493	501	3	2,197
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	797	528	133	—	659
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	667	1,863	212	—	86
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	1,692	354	4	—	77

Net investment income (expense)	(5,890)	(4,023)	(850)	(3)	1,402

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(2,327)	(9,475)	(412)	—	(4,325)
Unrealized appreciation (depreciation)	(96,553)	(97,021)	(15,270)	4	(37,777)
Capital gain distributions	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(98,880)	(106,496)	(15,682)	4	(42,102)

Increase (decrease) in net assets from operations	$(104,770)	(110,519)	(16,532)	1	(40,700)

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued

	Oppenheimer Variable Account Funds
	Oppenheimer Aggressive Growth Fund/VA	Oppenheimer Bond Fund/VA	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Global Securities Fund/VA — Service Shares	Oppenheimer High Income Fund/VA	Oppenheimer Main Street Growth & Income Fund/VA — Service Shares	Oppenheimer Main Street Small Cap Fund/VA — Service Shares	Oppenheimer Multiple Strategies Fund/VA
	Year ended December 31, 2002						Period from September 13, 2002 to December 31, 2002	Year ended December 31, 2002
Investment income
Income — Ordinary dividends	$6,340	150,103	9,313	430	90,709	4,126	—	32,610
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	12,720	30,952	20,254	—	12,284	—	—	13,721
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	—	—	1,790	—	9,401	3	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	—	—	379	—	2,567	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	—	—	—	1,766	—	6,612	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	—	—	819	—	8,970	—	—

Net investment income (expense)	(6,380)	119,151	(10,941)	(4,324)	78,425	(23,424)	(3)	18,889

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(187,834)	(10,629)	(198,619)	(10,412)	(81,726)	(16,143)	—	(27,674)
Unrealized appreciation (depreciation)	(128,839)	58,725	(288,389)	(68,170)	(44,530)	(378,953)	(26)	(131,304)
Capital gain distributions	—	—	—	—	—	—	—	13,535

Net realized and unrealized gain (loss) on investments	(316,673)	48,096	(487,008)	(78,582)	(126,256)	(395,096)	(26)	(145,443)

Increase (decrease) in net assets from operations	$(323,053)	167,247	(497,949)	(82,906)	(47,831)	(418,520)	(29)	(126,554)

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued

	PBHG Insurance Series Fund, Inc.		PIMCO Variable Insurance Trust
	PBHG Growth II Portfolio	PBHG Large Cap Growth Portfolio	Foreign Bond Portfolio — Administrative Class Shares	High Yield Portfolio — Administrative Class Shares	Long-Term U.S. Government Portfolio — Administrative Class Shares	Total Return Portfolio — Administrative Class Shares
	Year ended December 31, 2002		Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$—	—	2,510	36,951	67,384	147,920
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	6,521	11,022	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	—	304	2,371	11,759	24,768
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	—	275	1,726	3,637	8,099
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	—	—	208	2,429	6,077	16,293
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	—	421	631	5,780	9,952

Net investment income (expense)	(6,521)	(11,022)	1,302	29,794	40,131	88,808

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(157,603)	(90,868)	82	(5,145)	37,069	6,954
Unrealized appreciation (depreciation)	(19,833)	(182,717)	3,710	(2,657)	22,432	155,010
Capital gain distributions	—	—	641	—	179,179	89,326

Net realized and unrealized gain (loss) on investments	(177,436)	(273,585)	4,433	(7,802)	238,680	251,290

Increase (decrease) in net assets from operations	$(183,957)	(284,607)	5,735	21,992	278,811	340,098

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued

	Rydex Variable Trust	Salomon Brothers Variable Series Funds Inc
	OTC Fund	Investors Fund	Strategic Bond Fund	Total Return Fund
	Year ended December 31, 2002	Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$—	2,449	12,600	2,103
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	3,290	3,134	1,546
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	858	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	392	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	597	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	45	—	—	—

Net investment income (expense)	(1,892)	(841)	9,466	557

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(1,236)	(11,829)	931	(303)
Unrealized appreciation (depreciation)	(49,438)	(53,202)	5,283	(9,335)
Capital gain distributions	—	—	—	—

Net realized and unrealized gain (loss) on investments	(50,674)	(65,031)	6,214	(9,638)

Increase (decrease) in net assets from operations	$(52,566)	(65,872)	15,680	(9,081)

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued

	Van Kampen Life Investment Trust
	Comstock Portfolio — Class II Shares	Emerging Growth Portfolio — Class II Shares
	Period from May 1, 2002 to December 31, 2002
Investment income:
Income — Ordinary dividends	$—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	46	57

Net investment income (expense)	(46)	(57)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	1	1,052
Unrealized appreciation (depreciation)	90	—
Capital gain distributions	—	—

Net realized and unrealized gain (loss) on investments	91	1,052

Increase (decrease) in net assets from operations	$45	995

See accompanying notes to financial statements.

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets

	AIM Variable Insurance Funds							The Alger American Fund
	AIM V.I. Blue Chip Fund — Series I Shares	AIM V.I. Capital Appreciation Fund — Series I Shares		AIM V.I. Growth Fund — Series I Shares		AIM V.I. Premier Equity Fund — Series I Shares		Alger American Growth Portfolio		Alger American Small Capitalization Portfolio
	Period from September 13, 2002 to December 31, 2002	Year ended December 31, 2002	Period from November 5, 2001 to December 31, 2001	Year ended December 31, 2002	Period from August 31, 2001 to December 31, 2001	Year ended December 31, 2002	Period from August 13, 2001 to December 31, 2001	Year ended December 31,		Year ended December 31,
								2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(3)	(1,553)	(18)	(1,292)	74	(6,430)	121	(13,234)	(13,869)	(10,186)	(11,409)
Net realized gain (loss)	—	(8,545)	17	(2,578)	(22)	(15,788)	83	(208,136)	(28,392)	(162,282)	(142,174)
Unrealized appreciation (depreciation) on investments	(50)	(21,332)	(1,291)	(25,382)	1,165	(216,658)	(1,475)	(191,164)	(275,654)	(63,624)	(161,064)
Capital gain distributions	—	—	2,558	—	—	—	3,078	—	151,941	—	—

Increase (decrease) in net assets from operations	(53)	(31,430)	1,266	(29,252)	1,217	(238,876)	1,807	(412,534)	(165,974)	(236,092)	(314,647)

From capital transactions:
Net premiums	1,508	112,343	37,940	92,240	35,409	769,902	162,342	5,769	155,541	28,540	97,337
Transfers (to) from the general account of GE Capital Life Assurance Company of New York:
Death benefits	—	—	—	(4,676)	—	(16,989)	—	—	—	—	(1,530)
Surrenders	—	(21,872)	—	(1,490)	—	(9,250)	(692)	(69,952)	(32,620)	(41,088)	(45,457)
Administrative expenses (note 4a)	—	(9)	—	(28)	—	(80)	—	(624)	(533)	(596)	(588)
Transfers (to) from the Guarantee Account	14	22,241	2,137	48,519	(345)	191,713	9,249	(39,402)	103,635	(25,065)	137,971
Transfers (to) from other subaccounts	—	(5,731)	—	4,535	5,381	(31,201)	—	(58,441)	103,259	(5,770)	93,441

Increase (decrease) in net assets from capital transactions (note 5)	1,522	106,972	40,077	139,100	40,445	904,095	170,899	(162,650)	329,282	(43,979)	281,174

Increase (decrease) in net assets	1,469	75,542	41,343	109,848	41,662	665,219	172,706	(575,184)	163,308	(280,071)	(33,473)
Net assets at beginning of year	—	41,343	—	41,662	—	172,706	—	1,241,993	1,078,685	876,535	910,008

Net assets at end of year	$1,469	116,885	41,343	151,510	41,662	837,925	172,706	666,809	1,241,993	596,464	876,535

Changes in units (note 5):
Units purchased	151	15,471	4,635	19,974	4,761	118,344	19,145	781	31,349	4,966	39,174
Units redeemed	—	(3,168)	—	(854)	—	(7,101)	(78)	(22,599)	(2,860)	(12,664)	(5,687)

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	151	12,303	4,635	19,120	4,761	111,243	19,068	(21,818)	28,489	(7,698)	33,488

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Alliance Variable Product Series Fund, Inc.
	Growth and Income Portfolio — Class B		Premier Growth Portfolio — Class B		Quasar Portfolio — Class B
	Year ended December 31, 2002	Period from August 13, 2001 to December 31, 2001	Year ended December 31, 2002	Period from August 20, 2001 to December 31, 2001	Year ended December 31, 2002	Period from September 17, 2001 to December 31, 2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(14,254)	(216)	(4,836)	(101)	(787)	(2)
Net realized gain (loss)	(69,132)	(309)	(8,937)	29	480	—
Unrealized appreciation (depreciation) on investments	(389,776)	8,166	(103,284)	6,789	(25,717)	373
Capital gain distributions	52,051	—	—	—	—	—

Increase (decrease) in net assets from operations	(421,111)	7,641	(117,057)	6,717	(26,024)	371

From capital transactions:
Net premiums	1,711,960	474,497	203,915	171,132	72,852	—
Transfers (to) from the general account of GE Capital Life Assurance Company of New York:
Death benefits	(44,032)	—	(6,927)	—	—	—
Surrenders	(72,635)	(21,884)	(11,728)	(1,277)	—	—
Administrative expenses (note 4a)	(211)	—	(88)	—	—	—
Transfers (to) from the Guarantee Account	546,633	626	132,791	30,001	26,246	3,255
Transfers (to) from other subaccounts	(155,507)	—	(11,787)	—	913	—

Increase (decrease) in net assets from capital transactions (note 5)	1,986,208	453,239	306,176	199,856	100,011	3,255

Increase (decrease) in net assets	1,565,097	460,880	189,119	206,573	73,987	3,626
Net assets at beginning of year	460,880	—	206,573	—	3,626	—

Net assets at end of year	$2,025,977	460,880	395,692	206,573	77,613	3,626

Changes in units (note 5):
Units purchased	261,019	52,060	43,819	23,497	11,393	386
Units redeemed	(31,971)	(2,431)	(3,958)	(152)	—	—

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	229,048	49,629	39,861	23,345	11,393	386

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Dreyfus
	Dreyfus Investment Portfolios- Emerging Markets Portfolio — Initial Shares		The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares
	Year ended December 31, 2002	Period from October 18, 2001 to December 31, 2001	Year ended December 31, 2002	Period from November 6, 2001 to December 31, 2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$201	8	(285)	(4)
Net realized gain (loss)	(93)	10	(246)	—
Unrealized appreciation (depreciation) on investments	(8,203)	213	(8,552)	(16)
Capital gain distributions	—	—	—	—

Increase (decrease) in net assets from operations	(8,095)	231	(9,083)	(20)

From capital transactions:
Net premiums	73,417	—	6,500	6,613
Transfers (to) from the general account of GE Capital Life Assurance Company of New York:
Death benefits	—	—	—	—
Surrenders	(5,556)	—	(1,437)	—
Administrative expenses (note 4a)	(12)	—	(25)	—
Transfers (to) from the Guarantee Account	74,521	2,179	40,494	2,452
Transfers (to) from other subaccounts	1,726	—	1,910	—

Increase (decrease) in net assets from capital transactions (note 5)	144,096	2,179	47,442	9,065

Increase (decrease) in net assets	136,001	2,410	38,359	9,045
Net assets at beginning of year	2,410	—	9,045	—

Net assets at end of year	$138,411	2,410	47,404	9,045

Changes in units (note 5):
Units purchased	15,219	245	7,010	1,048
Units redeemed	(584)	—	(210)	—

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	14,635	245	6,800	1,048

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Federated Insurance Series
	Federated American Leaders Fund II — Primary Shares		Federated High Income Bond Fund II — Primary Shares		Federated High Income Bond Fund II — Service Shares		Federated International Small Company Fund II		Federated Utility Fund II
	Year ended December 31,		Year ended December 31,		Year ended December 31, 2002	Period from August 13, 2001 to December 31, 2001	Year ended December 31, 2002	Period from November 29, 2001 to December 31, 2001	Year ended December 31,
	2002	2001	2002	2001					2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(1,380)	(993)	29,021	25,851	18,260	(9)	(196)	—	19,253	9,489
Net realized gain (loss)	(47,150)	(8,320)	(25,818)	(6,646)	(5,857)	—	(27)	—	(57,464)	(8,931)
Unrealized appreciation (depreciation) on investments	(138,331)	(48,995)	(1,260)	(19,359)	(18,428)	77	(2,731)	1	(108,972)	(91,284)
Capital gain distributions	—	4,877	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(186,861)	(53,431)	1,943	(154)	(6,025)	68	(2,954)	1	(147,183)	(90,726)

From capital transactions:
Net premiums	4,657	22,532	8,337	20,400	423,746	11,255	18,607	—	2,850	53,180
Transfers (to) from the general account of GE Capital Life Assurance Company of New York:
Death benefits	1,675	—	(82,600)	—	(34,555)	—	—	—	1,614	(5,019)
Surrenders	(107,474)	(30,613)	(8,452)	(14,009)	(9,630)	—	(212)	—	(51,055)	(7,161)
Administrative expenses (note 4a)	(547)	(496)	(215)	(91)	(42)	—	(6)	—	(364)	(271)
Transfers (to) from the Guarantee Account	(54,468)	105,456	32,651	24,041	199,900	10,654	1,890	232	21,648	118,447
Transfers (to) from other subaccounts	30,634	55,894	82,324	(11,262)	5,662	—	21,084	—	(8,113)	(5,298)

Increase (decrease) in net assets from capital transactions (note 5)	(125,523)	152,773	32,045	19,079	585,081	21,909	41,363	232	(33,420)	153,878

Increase (decrease) in net assets	(312,384)	99,342	33,988	18,925	579,056	21,977	38,409	233	(180,603)	63,152
Net assets at beginning of year	903,233	803,891	311,745	292,820	21,977	—	233	—	554,855	491,703

Net assets at end of year	$590,849	903,233	345,733	311,745	601,033	21,977	38,642	233	374,252	554,855

Changes in units (note 5):
Units purchased	4,271	16,529	14,981	5,039	64,696	2,291	5,288	30	4,871	18,195
Units redeemed	(18,757)	(2,782)	(11,097)	(2,876)	(4,549)	—	(28)	—	(11,568)	(1,874)

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	(14,486)	13,747	3,884	2,163	60,147	2,291	5,260	30	(6,697)	16,321

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Fidelity Variable Insurance Products Fund (“VIP”)
	VIP Equity- Income Portfolio		VIP Equity- Income Portfolio — Service Class 2		VIP Growth Portfolio		VIP Growth Portfolio — Service Class 2		VIP Overseas Portfolio
	Year ended December 31,		Year ended December 31, 2002	Period from August 13, 2001 to December 31, 2001	Year ended December 31,		Year ended December 31, 2002	Period from October 4, 2001 to December 31, 2001	Year ended December 31,
	2002	2001			2002	2001			2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$6,295	(4,234)	(6,994)	(79)	(21,347)	(31,123)	(4,248)	(24)	(3,722)	15,010
Net realized gain (loss)	(106,467)	(19,919)	(15,489)	(895)	(298,979)	(148,415)	(3,395)	—	(46,512)	(25,408)
Unrealized appreciation (depreciation) on investments	(380,508)	(128,852)	(137,470)	4,687	(385,754)	(471,052)	(98,003)	(589)	(88,093)	(158,850)
Capital gain distributions	48,116	56,980	4,679	—	—	156,196	—	—	—	36,099

Increase (decrease) in net assets from operations	(432,564)	(96,025)	(155,274)	3,713	(706,080)	(494,394)	(105,646)	(613)	(138,327)	(133,149)

From capital transactions:
Net premiums	28,095	358,395	673,210	194,659	13,935	160,505	330,999	54,911	—	62,545
Transfers (to) from the general account of GE Capital Life Assurance Company of New York:
Death benefits	(20,024)	(13,573)	(41,529)	—	(17,612)	(30,931)	(2,211)	—	—	(7,925)
Surrenders	(85,053)	(99,104)	(16,254)	(19,934)	(115,072)	(102,754)	(4,184)	—	(19,527)	(28,327)
Administrative expenses (note 4a)	(1,121)	(721)	(70)	—	(1,702)	(1,733)	(31)	—	(385)	(319)
Transfers (to) from the Guarantee Account	46,981	497,441	363,389	(7,817)	(14,750)	606,000	145,469	6,658	(29,059)	108,806
Transfers (to) from other subaccounts	66,402	437,892	64,752	—	(163,760)	(36,604)	(3,985)	—	71,824	178,189

Increase (decrease) in net assets from capital transactions (note 5)	35,280	1,180,330	1,043,498	166,908	(298,961)	594,483	466,057	61,569	22,853	312,969

Increase (decrease) in net assets	(397,284)	1,084,305	888,224	170,621	(1,005,041)	100,089	360,411	60,956	(115,475)	179,820
Net assets at beginning of year	2,184,159	1,099,854	170,621	—	2,372,812	2,272,723	60,956	—	635,584	455,764

Net assets at end of year	$1,786,875	2,184,159	1,058,845	170,621	1,367,771	2,372,812	421,367	60,956	520,109	635,584

Changes in units (note 5):
Units purchased	16,355	119,127	126,218	22,021	1,678	63,074	60,913	6,857	10,089	37,671
Units redeemed	(16,590)	(10,428)	(6,508)	(3,553)	(37,702)	(14,101)	(1,331)	—	(6,892)	(3,938)

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	(235)	108,699	119,710	18,468	(36,024)	48,973	59,582	6,857	3,197	33,733

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Fidelity Variable Insurance Products Fund II (“VIP II”)						Fidelity Variable Insurance Products Fund III (“VIP III”)
	VIP II Asset ManagerSM Portfolio		VIP II Contrafund® Portfolio		VIP II Contrafund® Portfolio — Service Class 2		VIP III Growth & Income Portfolio		VIP III Growth & Income Portfolio — Service Class 2		VIP III Growth Opportunities Portfolio		VIP III Mid Cap Portfolio — Service Class 2
	Year ended December 31,		Year ended December 31,		Year ended December 31, 2002	Period from October 18, 2001 to December 31, 2001	Year ended December 31,		Year ended December 31, 2002	Period from August 31, 2001 to December 31, 2001	Year ended December 31,		Year ended December 31, 2002	Period from August 31, 2001 to December 31, 2001
	2002	2001	2002	2001			2002	2001			2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$9,209	5,994	(15,647)	(20,120)	(6,232)	(11)	189	(4,088)	(3,821)	(21)	(2,253)	(8,251)	(10,787)	(46)
Net realized gain (loss)	(19,375)	(9,394)	(140,644)	(115,243)	(6,787)	—	(80,811)	(79,894)	(2,890)	3	(60,216)	(20,204)	(5,460)	(121)
Unrealized appreciation (depreciation) on investments	(32,931)	(14,681)	(159,657)	(424,700)	(67,174)	185	(166,660)	(71,404)	(57,098)	2,001	(118,509)	(94,627)	(91,127)	2,928
Capital gain distributions	—	3,985	—	85,875	—	—	—	37,400	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(43,097)	(14,096)	(315,948)	(474,188)	(80,193)	174	(247,282)	(117,986)	(63,809)	1,983	(180,978)	(123,082)	(107,374)	2,761

From capital transactions:
Net premiums	1,993	(24,849)	28,048	189,537	754,666	34,317	42,960	416,397	422,725	37,756	14,773	154,761	1,051,006	124,654
Transfers (to) from the general account of GE Capital Life Assurance Company of New York:
Death benefits	1,676	—	(18,191)	(24,253)	—	—	(13,860)	—	(2,918)	—	—	—	(17,221)	—
Surrenders	(65,990)	(17,956)	(146,402)	(160,458)	(3,230)	—	(98,391)	(151,752)	(3,181)	—	(24,838)	(8,143)	(16,344)	(40)
Administrative expenses (note 4a)	(208)	(201)	(2,402)	(2,284)	(18)	—	(1,151)	(692)	(31)	—	(628)	(522)	(83)	—
Transfers (to) from the Guarantee Account	51,045	185,673	(65,890)	396,695	154,959	1,903	(16,314)	242,069	64,855	1,666	5,603	81,017	241,102	(13,014)
Transfers (to) from other subaccounts	(4,447)	(24,424)	(51,425)	(119,158)	(36,511)	—	9,802	(22,546)	18,633	—	(79,943)	(31,567)	80,654	—

Increase (decrease) in net assets from capital transactions (note 5)	(15,931)	118,243	(256,262)	280,079	869,866	36,220	(76,954)	483,476	500,083	39,422	(85,033)	195,546	1,339,114	111,600

Increase (decrease) in net assets	(59,028)	104,147	(572,210)	(194,109)	789,673	36,394	(324,236)	365,490	436,274	41,405	(266,011)	72,464	1,231,740	114,361
Net assets at beginning of year	393,725	289,578	3,087,017	3,281,126	36,394	—	1,296,864	931,374	41,405	—	834,226	761,762	114,361	—

Net assets at end of year	$334,697	393,725	2,514,807	3,087,017	826,067	36,394	972,628	1,296,864	477,679	41,405	568,215	834,226	1,346,101	114,361

Changes in units (note 5):
Units purchased	7,346	18,456	2,830	49,010	95,794	3,856	7,904	62,633	56,429	4,363	2,914	29,665	143,981	12,589
Units redeemed	(9,487)	(6,694)	(28,756)	(25,567)	(4,176)	—	(19,265)	(16,704)	(711)	—	(15,280)	(5,059)	(3,536)	(1,387)

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	(2,141)	11,762	(25,926)	23,443	91,618	3,856	(11,361)	45,929	55,718	4,363	(12,366)	24,606	140,445	11,202

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	GE Investments Funds, Inc.
	Global Income Fund		Income Fund		International Equity Fund		Mid-Cap Value Equity Fund		Money Market Fund		Premier Growth Equity Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2002	2001	2002	2001	2002	2001	2002	2001	2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(1,648)	(2,371)	29,248	48,423	(1,027)	(894)	(7,109)	(1,551)	864	137,122	(28,216)	(17,351)
Net realized gain (loss)	3,856	284	19,853	3,511	(127,659)	(4,466)	(45,879)	1,049	—	—	(39,114)	(12,798)
Unrealized appreciation (depreciation) on investments	34,626	(1,193)	54,601	(15,928)	73,776	(60,554)	(366,604)	(39,008)	—	—	(469,962)	(135,409)
Capital gain distributions	—	—	21,672	—	—	1,135	13,133	33,284	33	—	10	56,373

Increase (decrease) in net assets from operations	36,834	(3,280)	125,374	36,006	(54,910)	(64,779)	(406,459)	(6,226)	897	137,122	(537,282)	(109,185)

From capital transactions:
Net premiums	—	58,825	76,780	282,963	1,100	158,072	1,330,733	481,506	5,318,428	2,108,967	589,933	1,733,065
Transfers (to) from the general account of GE Capital Life Assurance Company of New York:
Death benefits	—	(5,251)	(53,722)	—	—	—	(49,720)	—	—	(48,669)	—	—
Surrenders	(2,542)	(3,817)	(92,912)	(28,777)	(12,351)	(10,494)	(76,705)	(6,341)	(579,326)	(190,441)	(106,477)	(25,580)
Administrative expenses (note 4a)	(92)	(48)	(573)	(175)	(131)	(89)	(932)	(254)	(1,848)	(1,002)	(1,460)	(82)
Transfers (to) from the Guarantee Account	(17,206)	7,619	(69,209)	83,202	(7,830)	13,012	339,189	167,638	(414,260)	(929,176)	(8,254)	22,921
Transfers (to) from other subaccounts	102,945	(6,033)	574,548	502,795	9,746	16,420	233,957	(72,963)	(4,084,587)	808,655	74,446	33,413

Increase (decrease) in net assets from capital transactions (note 5)	83,105	51,295	434,912	840,008	(9,466)	176,921	1,776,522	569,589	238,407	1,748,334	548,188	1,763,737

Increase (decrease) in net assets	119,939	48,015	560,286	876,014	(64,376)	112,142	1,370,063	563,363	239,304	1,885,456	10,906	1,654,552
Net assets at beginning of year	169,130	121,115	1,250,533	374,519	270,876	158,734	946,658	383,298	6,348,362	4,462,906	1,929,174	274,622

Net assets at end of year	$289,069	169,130	1,810,819	1,250,533	206,500	270,876	2,316,721	946,658	6,587,666	6,348,362	1,940,080	1,929,174

Changes in units (note 5):
Units purchased	10,934	7,167	53,969	76,298	1,500	18,975	197,941	56,788	30,337,093	442,034	73,216	194,792
Units redeemed	(2,127)	(1,635)	(16,878)	(2,541)	(971)	(1,071)	(13,284)	(7,128)	(28,974,657)	(176,754)	(12,763)	(2,792)

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	8,807	5,532	37,091	73,757	530	17,904	184,657	49,660	1,362,436	265,280	60,453	192,000

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	GE Investments Funds, Inc. (continued)
	Real Estate Securities Fund		S&P 500® Index Fund		Small-Cap Value Equity Fund		Total Return Fund		U.S. Equity Fund		Value Equity Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31, 2002	Period from September 17, 2001 to December 31, 2001	Year ended December 31,		Year ended December 31,		Year ended December 31, 2002	Period from November 6, 2001 to December 31, 2001
	2002	2001	2002	2001			2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$7,114	5,614	21,637	(6,038)	(10,929)	288	6,358	16,322	(18,027)	(8,050)	272	120
Net realized gain (loss)	1,959	2,529	(566,336)	(240,383)	(9,165)	4	(26,211)	(1,970)	(95,094)	(21,638)	(1,884)	—
Unrealized appreciation (depreciation) on investments	(41,065)	6,752	(2,206,745)	(748,036)	(215,625)	1,696	(96,162)	(41,009)	(671,370)	(151,900)	(60,684)	(114)
Capital gain distributions	14,127	2,228	20,854	108,993	9,684	3,053	8,226	12,226	—	11,802	—	—

Increase (decrease) in net assets from operations	(17,865)	17,123	(2,730,590)	(885,464)	(226,035)	5,041	(107,789)	(14,431)	(784,491)	(169,786)	(62,296)	6

From capital transactions:
Net premiums	—	84,759	5,939,912	3,012,811	1,807,441	94,972	2,812	184,738	800,888	2,718,229	438,603	22,840
Transfers (to) from the general account of GE Capital Life Assurance Company of New York:
Death benefits	—	—	(136,034)	(8,685)	—	—	(13,116)	—	(72,559)	—	(2,902)	—
Surrenders	(45,959)	(3,144)	(685,041)	(343,047)	(28,297)	(42)	(34,727)	(14,251)	(234,857)	(58,228)	(10,577)	—
Administrative expenses (note 4a)	(204)	(76)	(6,231)	(3,990)	(17)	—	(884)	(473)	(2,163)	(255)	(36)	—
Transfers (to) from the Guarantee Account	(4,906)	38,631	294,060	1,098,419	219,330	15,285	(6,750)	192,720	66,341	137,072	233,323	384
Transfers (to) from other subaccounts	102,060	20,829	(35,188)	(332,044)	135,591	—	(31,704)	257,207	(21,899)	(65,972)	3,445	—

Increase (decrease) in net assets from capital transactions (note 5)	50,991	140,999	5,371,478	3,423,464	2,134,048	110,215	(84,369)	619,941	535,751	2,730,846	661,856	23,224

Increase (decrease) in net assets	33,126	158,122	2,640,888	2,538,000	1,908,013	115,256	(192,158)	605,510	(248,740)	2,561,060	599,560	23,230
Net assets at beginning of year	233,572	75,450	8,780,093	6,242,093	115,256	—	990,650	385,140	3,242,902	681,842	23,230	—

Net assets at end of year	$266,698	233,572	11,420,981	8,780,093	2,023,269	115,256	798,492	990,650	2,994,162	3,242,902	622,790	23,230

Changes in units (note 5):
Units purchased	6,360	12,077	773,600	415,183	219,079	10,736	286	55,463	98,665	248,113	80,646	2,533
Units redeemed	(3,186)	(270)	(106,007)	(70,070)	(2,869)	(4)	(8,754)	(1,291)	(37,747)	(10,835)	(1,609)	—

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	3,174	11,807	667,593	345,113	216,210	10,732	(8,468)	54,172	60,918	237,278	79,037	2,533

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Goldman Sachs Variable Insurance Trust (VIT)				Janus Aspen Series
	Goldman Sachs Growth and Income Fund		Goldman Sachs Mid Cap Value Fund		Aggressive Growth Portfolio		Aggressive Growth Portfolio — Service Shares		Balanced Portfolio		Balanced Portfolio — Service Shares
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31, 2002	Period from August 15, 2001 to December 31, 2001	Year ended December 31,		Year ended December 31, 2002	Period from August 15, 2001 to December 31, 2001
	2002	2001	2002	2001	2002	2001			2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(9)	(3,243)	(7,669)	(3,499)	(40,405)	(62,860)	(1,571)	(17)	55,782	69,171	21,436	2,685
Net realized gain (loss)	(17,273)	(7,077)	31,964	33,066	(850,946)	(903,116)	(1,307)	63	(163,055)	(180,892)	(11,412)	129
Unrealized appreciation (depreciation) on investments	(34,298)	(28,664)	(154,617)	31,548	(165,499)	(1,577,389)	(25,385)	1,117	(357,278)	(257,274)	(130,260)	(109)
Capital gain distributions	—	—	4,423	67,964	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(51,580)	(38,984)	(125,899)	129,079	(1,056,850)	(2,543,365)	(28,263)	1,163	(464,551)	(368,995)	(120,236)	2,705

From capital transactions:
Net premiums	—	83,708	137,653	189,124	42,266	290,994	93,968	21,731	206,763	873,947	1,203,051	354,477
Transfers (to) from the general account of GE Capital Life Assurance Company of New York:
Death benefits	—	—	(1,313)	—	(3,781)	(20,787)	(3,299)	—	(2,564)	(13,104)	(52,616)	—
Surrenders	(35,159)	(23,038)	(118,700)	(17,970)	(124,409)	(172,588)	(732)	—	(231,282)	(318,957)	(39,939)	(38,376)
Administrative expenses (note 4a)	(276)	(105)	(656)	(403)	(2,847)	(3,320)	(28)	—	(3,374)	(2,804)	(307)	—
Transfers (to) from the Guarantee Account	(2,289)	38,072	(95,638)	112,009	(81,744)	453,571	73,499	12,742	(179,631)	471,481	603,227	31,314
Transfers (to) from other subaccounts	(3,123)	(6,659)	124,660	151,850	(150,938)	(354,700)	(463)	—	(98,899)	(458,514)	1,138,502	—

Increase (decrease) in net assets from capital transactions (note 5)	(40,847)	91,978	46,006	434,610	(321,453)	193,170	162,945	34,473	(308,987)	552,049	2,851,918	347,415

Increase (decrease) in net assets	(92,427)	52,994	(79,893)	563,689	(1,378,303)	(2,350,195)	134,682	35,636	(773,538)	183,054	2,731,682	350,120
Net assets at beginning of year	408,492	355,498	1,487,563	923,874	3,734,961	6,085,156	35,636	—	5,871,817	5,688,763	350,120	—

Net assets at end of year	$316,065	408,492	1,407,670	1,487,563	2,356,658	3,734,961	170,318	35,636	5,098,279	5,871,817	3,081,802	350,120

Changes in units (note 5):
Units purchased	—	14,492	2,188	36,292	5,324	38,593	24,063	4,528	20,125	100,951	315,754	40,026
Units redeemed	(5,624)	(3,597)	(1,404)	(1,484)	(45,906)	(28,590)	(648)	—	(47,445)	(59,523)	(9,860)	(4,000)

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	(5,624)	10,895	784	34,808	(40,582)	10,003	23,415	4,528	(27,320)	41,428	305,894	36,026

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Janus Aspen Series (continued)
	Capital Appreciation Portfolio		Capital Appreciation Portfolio — Service Shares		Flexible Income Portfolio		Global Life Sciences Portfolio — Service Shares		Global Technology Portfolio — Service Shares
	Year ended December 31,		Year ended December 31, 2002	Period from August 13, 2001 to December 31, 2001	Year ended December 31,		Year ended December 31, 2002	Period from November 18, 2001 to December 31, 2001	Year ended December 31, 2002	Period from November 5, 2001 to December 31, 2001
	2002	2001			2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(33,316)	(9,802)	(1,792)	71	11,464	9,141	(940)	(6)	(517)	(10)
Net realized gain (loss)	(477,542)	(340,348)	(5,530)	(915)	956	1,333	(1,233)	—	(497)	16
Unrealized appreciation (depreciation) on investments	(221,244)	(1,083,650)	(22,012)	210	14,823	(471)	(18,987)	363	(12,638)	954
Capital gain distributions	—	—	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(732,102)	(1,433,800)	(29,334)	(634)	27,243	10,003	(21,160)	357	(13,652)	960

From capital transactions:
Net premiums	17,682	278,722	143,325	62,215	—	95,715	81,802	10,746	67,949	20,506
Transfers (to) from the general account of GE Capital Life Assurance Company of New York:
Death benefits	(1,783)	(34,280)	(13,646)	—	—	—	(8,897)	—	—	—
Surrenders	(258,258)	(172,058)	(220)	—	(5,521)	(13,405)	(556)	—	(507)	—
Administrative expenses (note 4a)	(3,084)	(3,245)	(50)	—	(120)	(52)	(4)	—	(5)	—
Transfers (to) from the Guarantee Account	(129,636)	480,910	22,841	(12,673)	11,252	15,696	33,680	480	915	120
Transfers (to) from other subaccounts	(350,368)	(558,485)	(4,477)	—	172,199	14,526	(505)	—	100	—

Increase (decrease) in net assets from capital transactions (note 5)	(725,447)	(8,436)	147,773	49,542	177,810	112,480	105,520	11,226	68,452	20,626

Increase (decrease) in net assets	(1,457,549)	(1,442,236)	118,439	48,908	205,053	122,483	84,360	11,583	54,800	21,586
Net assets at beginning of year	4,653,531	6,095,767	48,908	—	221,239	98,756	11,583	—	21,586	—

Net assets at end of year	$3,195,982	4,653,531	167,347	48,908	426,292	221,239	95,943	11,583	76,386	21,586

Changes in units (note 5):
Units purchased	1,677	358,669	19,321	7,404	15,407	11,417	13,378	1,137	11,393	2,722
Units redeemed	(70,261)	(363,282)	(2,142)	(1,701)	(474)	(1,222)	(1,152)	—	(85)	—

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	(68,584)	(4,613)	17,178	5,703	14,933	10,195	12,226	1,137	11,308	2,722

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Janus Aspen Series (continued)												J.P. Morgan Series Trust II
	Growth Portfolio		Growth Portfolio — Service Shares		International Growth Portfolio		International Growth Portfolio — Service Shares		Worldwide Growth Portfolio		Worldwide Growth Portfolio — Service Shares		Mid Cap Value Portfolio
	Year ended December 31,		Year ended December 31, 2002	Period from November 29, 2001 to December 31, 2001	Year ended December 31,		Year ended December 31, 2002	Period from October 31, 2001 to December 31, 2001	Year ended December 31,		Year ended December 31, 2002	Period from September 10, 2001 to December 31, 2001	Period from September 13, 2002 to December 31, 2002
	2002	2001			2002	2001			2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(35,956)	(47,766)	(2,088)	(19)	(7,539)	(8,114)	(458)	12	(13,995)	(32,781)	(1,563)	5	(3)
Net realized gain (loss)	(444,902)	(317,316)	(727)	—	(234,971)	(325,262)	(462)	57	(395,540)	(347,393)	(2,311)	1	—
Unrealized appreciation (depreciation) on investments	(347,869)	(769,930)	(40,480)	(402)	(182,302)	(307,416)	(17,365)	553	(389,293)	(625,073)	(80,645)	713	25
Capital gain distributions	—	7,051	—	—	—	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(828,727)	(1,127,961)	(43,295)	(421)	(424,812)	(640,792)	(18,285)	622	(798,828)	(1,005,247)	(84,519)	719	22

From capital transactions:
Net premiums	9,674	422,537	108,241	39,064	6,046	189,769	83,956	14,862	33,823	265,100	429,314	12,892	1,508
Transfers (to) from the general account of GE Capital Life Assurance Company of New York:
Death benefits	—	(13,330)	—	—	(1,838)	(20,329)	—	—	(6,725)	—	(2,306)	—	—
Surrenders	(105,611)	(158,863)	(1,606)	—	(56,593)	(103,432)	(484)	(396)	(62,900)	(160,107)	(6,906)	—	—
Administrative expenses (note 4a)	(2,006)	(2,269)	(18)	—	(1,191)	(1,464)	(10)	—	(1,831)	(1,899)	(33)	—	—
Transfers (to) from the Guarantee Account	(68,113)	383,454	94,307	1,420	(42,795)	173,880	29,797	3,817	(91,130)	462,269	133,625	10,818	14
Transfers (to) from other subaccounts	(262,504)	(355,415)	2,734	—	(68,189)	(335,012)	1,320	—	(268,124)	(548,261)	(1,169)	—	—

Increase (decrease) in net assets from capital transactions (note 5)	(428,560)	276,114	203,658	40,484	(164,560)	(96,588)	114,579	18,283	(396,887)	17,102	552,525	23,710	1,522

Increase (decrease) in net assets	(1,257,287)	(851,847)	160,363	40,063	(589,372)	(737,380)	96,294	18,905	(1,195,715)	(988,145)	468,006	24,429	1,544
Net assets at beginning of year	3,175,099	4,026,946	40,063	—	1,651,579	2,388,959	18,905	—	3,138,058	4,126,203	24,429	—	—

Net assets at end of year	$1,917,812	3,175,099	200,426	40,063	1,062,207	1,651,579	115,199	18,905	1,942,343	3,138,058	492,435	24,429	1,544

Changes in units (note 5):
Units purchased	1,209	55,171	27,960	4,940	709	56,160	15,009	2,260	4,166	68,427	70,641	2,861	152
Units redeemed	(54,497)	(36,422)	(221)	—	(20,024)	(71,205)	(64)	(48)	(52,583)	(66,861)	(1,304)	—	—

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	(53,288)	18,749	27,739	4,940	(19,315)	(15,045)	14,945	2,212	(48,417)	1,566	69,337	2,861	152

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	MFS® Variable Insurance Trust
	MFS® Investors Growth Stock Series — Service Class Shares		MFS® Investors Trust Series — Service Class Shares		MFS® New Discovery Series — Service Class Shares		MFS® Total Return Series — Services Class Shares	MFS® Utilities Series — Service Class Shares
	Year ended December 31, 2002	Period from October 4, 2001 to December 31, 2001	Year ended December 31, 2002	Period from September 10, 2001 to December 31, 2001	Year ended December 31, 2002	Period from November 5, 2001 to December 31, 2001	Period from September 13, 2002 to December 31, 2002	Year ended December 31, 2002	Period from October 22, 2001 to December 31, 2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(5,890)	(11)	(4,023)	(12)	(850)	(2)	(3)	1,402	(17)
Net realized gain (loss)	(2,327)	66	(9,475)	50	(412)	102	—	(4,325)	340
Unrealized appreciation (depreciation) on investments	(96,553)	705	(97,021)	751	(15,270)	116	4	(37,777)	137
Capital gain distributions	—	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(104,770)	760	(110,519)	789	(16,532)	216	1	(40,700)	460

From capital transactions:
Net premiums	328,402	19,064	449,303	8,347	89,085	1,500	1,508	236,370	39,199
Transfers (to) from the general account of GE Capital Life Assurance Company of New York:
Death benefits	(4,229)	—	(21,207)	—	—	—	—	—	—
Surrenders	(7,424)	—	(6,582)	(384)	(1,825)	—	—	(6,549)	—
Administrative expenses (note 4a)	(17)	—	(16)	—	(3)	—	—	(31)	—
Transfers (to) from the Guarantee Account	213,621	4,066	159,265	15,222	55,070	2,431	13	110,494	(493)
Transfers (to) from other subaccounts	291,699	—	(8,408)	—	1,316	—	—	867	—

Increase (decrease) in net assets from capital transactions (note 5)	822,052	23,130	572,355	23,185	143,643	3,931	1,521	341,151	38,706

Increase (decrease) in net assets	717,282	23,890	461,836	23,974	127,111	4,147	1,522	300,451	39,166
Net assets at beginning of year	23,890	—	23,974	—	4,147	—	—	39,166	—

Net assets at end of year	$741,172	23,890	485,810	23,974	131,258	4,147	1,522	339,617	39,166

Changes in units (note 5):
Units purchased	109,298	2,753	66,736	2,708	19,593	428	152	50,707	4,952
Units redeemed	(1,524)	—	(4,197)	(44)	(245)	—	—	(961)	—

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	107,774	2,753	62,539	2,664	19,348	428	152	49,746	4,952

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Oppenheimer Variable Account Funds
	Oppenheimer Aggressive Growth Fund/VA		Oppenheimer Bond Fund/VA		Oppenheimer Capital Appreciation Fund/VA		Oppenheimer Global Securities Fund/VA — Service Shares		Oppenheimer High Income Fund/VA		Oppenheimer Main Street Growth & Income Fund/VA — Service Shares		Oppenheimer Main Street Small Cap Fund/VA — Service Shares	Oppenheimer Multiple Strategies Fund/VA
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31, 2002	Period from September 25, 2001 to December 31, 2001	Year ended December 31,		Year ended December 31, 2002	Period from August 13, 2001 to December 31, 2001	Period from September 13, 2002 to December 31, 2002	Year ended December 31,
	2002	2001	2002	2001	2002	2001			2002	2001				2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(6,380)	(5,251)	119,151	65,973	(10,941)	(12,210)	(4,324)	(16)	78,425	41,179	(23,424)	(63)	(3)	18,889	6,826
Net realized gain (loss)	(187,834)	(266,179)	(10,629)	6,097	(198,619)	(49,052)	(10,412)	2	(81,726)	(9,144)	(16,143)	—	—	(27,674)	(4,537)
Unrealized appreciation (depreciation) on investments	(128,839)	(477,332)	58,725	(19,700)	(288,389)	(261,182)	(68,170)	1,304	(44,530)	(39,598)	(378,953)	2,880	(26)	(131,304)	(28,555)
Capital gain distributions	—	195,038	—	—	—	116,589	—	—	—	—	—	—	—	13,535	20,933

Increase (decrease) in net assets from operations	(323,053)	(553,724)	167,247	52,370	(497,949)	(205,855)	(82,906)	1,290	(47,831)	(7,563)	(418,520)	2,817	(29)	(126,554)	(5,333)

From capital transactions:
Net premiums	18,023	166,989	94,166	533,398	22,329	684,723	475,854	36,981	500	58,407	2,336,042	108,633	1,508	17,832	133,037
Transfers (to) from the general account of GE Capital Life Assurance Company of New York:
Death benefits	—	(7,790)	(8,492)	(7,511)	7,635	(15,427)	(15,260)	—	(8,679)	(11,964)	(37,719)	—	—	(15,993)	(2,862)
Surrenders	(33,851)	(52,204)	(95,641)	(108,058)	(110,266)	(44,508)	(18,198)	—	(21,997)	(16,135)	(37,264)	(40)	—	(48,246)	(30,756)
Administrative expenses (note 4a)	(1,105)	(1,111)	(1,638)	(692)	(1,390)	(961)	(44)	—	(396)	(265)	(166)	—	—	(552)	(332)
Transfers (to) from the Guarantee Account	(35,780)	106,665	6,948	121,815	(138,387)	289,258	136,027	1,297	5,233	165,435	577,162	22,273	29	165,724	334,727
Transfers (to) from other subaccounts	(25,166)	(129,538)	457,041	309,700	(38,780)	19,296	146,817	—	(77,022)	279,541	638,798	—	—	(5,592)	175,142

Increase (decrease) in net assets from capital transactions (note 5)	(77,879)	83,011	452,384	848,652	(258,859)	932,381	725,196	38,278	(102,361)	475,019	3,476,853	130,866	1,537	113,173	608,956

Increase (decrease) in net assets	(400,932)	(470,713)	619,631	901,022	(756,808)	726,526	642,290	39,568	(150,192)	467,456	3,058,333	133,683	1,508	(13,381)	603,623
Net assets at beginning of year	1,121,158	1,591,871	1,917,702	1,016,680	1,797,785	1,071,259	39,568	—	881,778	414,322	133,683	—	—	921,602	317,979

Net assets at end of year	$720,226	1,121,158	2,537,333	1,917,702	1,040,977	1,797,785	681,858	39,568	731,586	881,778	3,192,016	133,683	1,508	908,221	921,602

Changes in units (note 5):
Units purchased	2,476	13,487	49,496	86,461	3,342	75,081	91,904	4,207	726	53,240	411,537	14,522	160	14,935	54,806
Units redeemed	(12,798)	(9,495)	(9,372)	(10,418)	(31,885)	(4,595)	(4,076)	—	(13,842)	(3,002)	(8,773)	(4)	—	(5,741)	(2,894)

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	(10,322)	3,992	40,124	76,043	(28,543)	70,487	87,828	4,207	(13,116)	50,238	402,764	14,518	160	9,194	51,912

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	PBHG Insurance Series Fund, Inc.				PIMCO Variable Insurance Trust
	PBHG Growth II Portfolio		PBHG Large Cap Growth Portfolio		Foreign Bond Portfolio — Administrative Class Shares		High Yield Portfolio — Administrative Class Shares		Long-Term U.S. Government Portfolio — Administrative Class Shares		Total Return Portfolio — Administrative Class Shares
	Year ended December 31,		Year ended December 31,		Year ended December 31, 2002	Period from August 15, 2001 to December 31, 2001	Year ended December 31, 2002	Period from September 25, 2001 to December 31, 2001	Year ended December 31, 2002	Period from October 22, 2001 to December 31, 2001	Year ended December 31, 2002	Period from August 13, 2001 to December 31, 2001
	2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(6,521)	(9,972)	(11,022)	(14,545)	1,302	86	29,794	499	40,131	1,318	88,808	804
Net realized gain (loss)	(157,603)	(83,539)	(90,868)	(67,222)	82	77	(5,145)	4	37,069	(136)	6,954	(53)
Unrealized appreciation (depreciation) on investments	(19,833)	(336,576)	(182,717)	(297,054)	3,710	(268)	(2,657)	89	22,432	(18,296)	155,010	(4,923)
Capital gain distributions	—	—	—	—	641	—	—	—	179,179	7,829	89,326	3,412

Increase (decrease) in net assets from operations	(183,957)	(430,087)	(284,607)	(378,821)	5,735	(105)	21,992	592	278,811	(9,285)	340,098	(760)

From capital transactions:
Net premiums	3,515	78,424	27,964	236,575	125,394	18,979	629,113	48,497	2,813,285	243,255	5,781,708	214,406
Transfers (to) from the general account of GE Capital Life Assurance Company of New York:
Death benefits	—	(9,228)	—	—	—	—	(7,069)	—	(55,892)	—	(80,226)	—
Surrenders	(29,519)	(8,165)	(23,921)	(28,829)	(1,212)	—	(9,423)	—	(41,375)	(669)	(126,775)	(1,460)
Administrative expenses (note 4a)	(584)	(716)	(525)	(532)	(13)	—	(35)	—	(135)	—	(147)	—
Transfers (to) from the Guarantee Account	(11,007)	30,888	(39,041)	111,652	9,143	(109)	178,547	8,226	470,113	5,127	931,653	18,323
Transfers (to) from other subaccounts	(39,755)	(23,782)	(41,224)	(115,044)	12,685	—	28,283	—	765,441	—	551,357	—

Increase (decrease) in net assets from capital transactions (note 5)	(77,350)	67,421	(76,747)	203,822	145,997	18,870	819,416	56,723	3,951,437	247,713	7,057,570	231,269

Increase (decrease) in net assets	(261,307)	(362,666)	(361,354)	(174,999)	151,732	18,765	841,408	57,315	4,230,248	238,428	7,397,668	230,509
Net assets at beginning of year	603,702	966,368	974,833	1,149,832	18,765	—	57,315	—	238,428	—	230,509	—

Net assets at end of year	$342,395	603,702	613,479	974,833	170,497	18,765	898,723	57,315	4,468,676	238,428	7,628,177	230,509

Changes in units (note 5):
Units purchased	495	6,162	2,913	23,133	14,179	1,814	88,358	5,709	358,257	22,415	690,450	21,925
Units redeemed	(11,410)	(2,352)	(10,850)	(9,563)	(118)	—	(1,733)	—	(8,598)	(60)	(19,579)	(89)

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	(10,915)	3,810	(7,937)	13,570	14,061	1,814	86,625	5,709	349,659	22,355	670,871	21,836

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Rydex Variable Trust		Salomon Brothers Variable Series Funds Inc
	OTC Fund		Investors Fund		Strategic Bond Fund		Total Return Fund
	Year ended December 31, 2002	Period from November 16, 2001 to December 31, 2001	Year ended December 31,		Year ended December 31,		Year ended December 31,
			2002	2001	2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(1,892)	(1)	(841)	(1,231)	9,466	5,048	557	956
Net realized gain (loss)	(1,236)	—	(11,829)	(15,445)	931	166	(303)	(1,144)
Unrealized appreciation (depreciation) on investments	(49,438)	(18)	(53,202)	(7,288)	5,283	(2,076)	(9,335)	(2,149)
Capital gain distributions	—	—	—	2,984	—	—	—	—

Increase (decrease) in net assets from operations	(52,566)	(19)	(65,872)	(20,980)	15,680	3,138	(9,081)	(2,337)

From capital transactions:
Net premiums	132,173	2,670	—	50,139	—	24,453	4,770	31,209
Transfers (to) from the general account of GE Capital Life Assurance Company of New York:
Death benefits	—	—	—	(7,312)	(1,567)	—	—	—
Surrenders	(673)	—	(33,507)	(7,382)	(15,246)	(1,171)	(3,611)	(1,811)
Administrative expenses (note 4a)	(15)	—	(176)	(117)	(218)	(28)	(78)	(37)
Transfers (to) from the Guarantee Account	117,065	(3)	17,827	69,754	(25,092)	101,317	4,983	8,948
Transfers (to) from other subaccounts	7,535	—	16,018	98,685	138,659	21,967	41,081	34,580

Increase (decrease) in net assets from capital transactions (note 5)	256,085	2,667	162	203,767	96,536	146,538	47,145	72,889

Increase (decrease) in net assets	203,519	2,648	(65,710)	182,787	112,216	149,676	38,064	70,552
Net assets at beginning of year	2,648	—	249,136	66,349	157,369	7,693	101,648	31,096

Net assets at end of year	$206,167	2,648	183,426	249,136	269,585	157,369	139,712	101,648

Changes in units (note 5):
Units purchased	36,955	308	3,488	17,788	12,082	13,496	5,127	6,890
Units redeemed	(98)	—	(4,149)	(1,203)	(3,674)	(109)	(372)	(170)

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	36,857	308	(661)	16,585	8,408	13,387	4,755	6,720

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Van Kampen Life Investment Trust
	Comstock Portfolio — Class II Shares	Emerging Growth Portfolio Class II Shares
	Period from May 1, 2002 to December 31, 2002	Period from May 1, 2002 to December 31, 2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(46)	(57)
Net realized gain (loss)	1	1,052
Unrealized appreciation (depreciation) on investments	90	—
Capital gain distributions	—	—

Increase (decrease) in net assets from operations	45	995

From capital transactions:
Net premiums	—	20,522
Transfers (to) from the general account of GE Capital Life Assurance Company of New York:
Death benefits	—	—
Surrenders	—	—
Administrative expenses (note 4a)	—	—
Transfers (to) from the Guarantee Account	3	(1,174)
Transfers (to) from other subaccounts	20,343	(20,343)

Increase (decrease) in net assets from capital transactions (note 5)	20,346	(995)

Increase (decrease) in net assets	20,391	—
Net assets at beginning of year	—	—

Net assets at end of year	$20,391	—

Changes in units (note 5):
Units purchased	2,539	2,830
Units redeemed	—	(2,830)

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	2,539	—

See accompanying notes to financial statements.

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements

December 31, 2002

(1)	Description of Entity

GE Capital Life Separate Account II (the Account) is a separate investment account established in 1996 by GE Capital Life Assurance Company of New York (GE Capital Life) under the laws of the State of New York. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable deferred annuity policies issued by GE Capital Life. GE Capital Life is a stock life insurance company incorporated in New York on February 23, 1988. GE Capital Life is a wholly-owned subsidiary of General Electric Capital Assurance Company. General Electric Capital Assurance Company and its parent GE Financial Assurance Holdings, Inc. are indirect, wholly-owned subsidiaries of General Electric Capital Corporation (GE Capital). GE Capital, a diversified financial services company, is, directly or indirectly, a wholly-owned subsidiary of General Electric Company (GE), a New York corporation.

During 2002, AIM Variable Insurance Funds changed the name of its AIM V.I. Value Fund — Series I Shares to AIM V.I. Premier Equity Fund — Series I Shares. In addition, PIMCO Variable Insurance Trust changed the name of its High Yield Bond Portfolio — Administrative Class Shares to High Yield Portfolio — Administrative Class Shares, its Long-Term U.S. Government Bond Portfolio — Administrative Class Shares to Long-Term U.S. Government Portfolio — Administrative Class Shares and its Total Return Bond Portfolio — Administrative Class Shares to Total Return Portfolio — Administrative Class Shares.

In September, 2002, 27 subaccounts were added to the Account for Type II, III, IV and V units and made available in contracts offered through certain distribution channels (see note 2b). These subaccounts invest in the AIM Variable Insurance Funds — AIM V.I. Aggressive Growth Fund — Series I Shares, AIM Variable Insurance Funds — AIM V.I. Blue Chip Fund — Series I Shares, American Century Variable Portfolios, Inc. — VP Income & Growth Fund — Class I, American Century Variable Portfolios, Inc. — VP International Fund — Class I, American Century Variable Portfolios, Inc. — VP Ultra Fund — Class I, American Century Variable Portfolios, Inc. — VP Value Fund — Class I, Dreyfus —Dreyfus Investment Portfolios — MidCap Stock Portfolio — Initial Shares, Dreyfus — Dreyfus Variable Investment Fund — Money Market Portfolio, Eaton Vance Variable Trust — VT Floating-Rate Income Fund, Eaton Vance Variable Trust — VT Income Fund of Boston, Eaton Vance Variable Trust — VT Worldwide Health Sciences Fund, Franklin Templeton Variable Insurance Products Trust — Franklin Large Cap Growth Securities Fund — Class 2 Shares, Franklin Templeton Variable Insurance Trust — Mutual Shares Securities Fund — Class 2 Shares, Franklin Templeton Variable Insurance Trust — Templeton Foreign Securities Fund — Class 2 Shares, Franklin Templeton Variable Insurance Trust —Templeton Global Asset Allocation Fund — Class 2 Shares, J.P. Morgan Series Trust II — Bond Portfolio, J.P. Morgan Series Trust II —International Opportunities Portfolio, J.P. Morgan Series Trust II — Mid Cap Value Portfolio, J.P. Morgan Series Trust II —Small Company Portfolio, J.P. Morgan Series Trust II — U.S. Disciplined Equity Portfolio, MFS® Variable Insurance Trust — MFS® Strategic Income Series — Service Class Shares, MFS® Variable Insurance Trust — MFS® Total Return Series — Service Class Shares, Oppenheimer Variable Account Funds — Oppenheimer Capital Appreciation Fund/VA —Service Shares, Oppenheimer Variable Account Funds — Oppenheimer Main Street Small Cap Fund/VA — Service Shares, Scudder Variable Series II — Scudder Technology Growth Portfolio — Class B Shares, Scudder Variable Series II — SVS Dreman High Return Equity Portfolio — Class B Shares, and Scudder Variable Series II — SVS Dreman Small Cap Value Portfolio — Class B Shares.

In December, 2002, 40 subaccounts became effective with the Securities and Exchange Commission to be offered through contract form NY1157 (See note 2b). Of these subaccounts, 38 were previously offered through other unit types. The two new subaccounts invest in the Alliance Variable Products Series Fund, Inc. — Technology Portfolio — Class B and the Oppenheimer Variable Account Funds — Oppenheimer Aggressive Growth Fund/VA — Service Shares. The 40 subaccounts to be offered through contract form NY1157 are to be offered as Type VI units. As of December 31, 2002, contract form NY1157 had not yet been offered for sale and no units for this contract had been issued.

During May 2002, two subaccounts were added to the Account for Type II, III, IV and V policies (See note 2b). These subaccounts invest in the Van Kampen Life Investment Trust —  Comstock Portfolio — Class II Shares and the Van Kampen Life Investment Trust —  Emerging Growth Portfolio — Class II Shares.

During 2001, MFS® Variable Insurance Trust changed the name of its MFS® Growth Series — Service Class Shares to MFS® Investors Growth Stock Series — Service Class Shares and its MFS® Growth With Income Series — Service Class Shares to MFS® Investors Trust Series — Service Class Shares.

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

In 2001, 36 new subaccounts were added to the Account for Type II and Type III contracts (See note 2b). These subaccounts invest in the AIM Variable Insurance Funds — AIM V.I. Capital Appreciation Fund Series I Shares, AIM Variable Insurance Funds — AIM V.I. Growth Fund Series I Shares, AIM Variable Insurance Funds — AIM V.I. Premier Equity Fund Series I Shares (formerly AIM V.I. Value Fund), Alliance Variable Products Series Fund, Inc. — Growth and Income Portfolio Class B, Alliance Variable Products Series Fund, Inc. — Premier Growth Portfolio Class B, Alliance Variable Products Series Fund, Inc. — Quasar Portfolio Class B, Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares, Dreyfus — The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares, Federated Insurance Series —Federated High Income Bond Fund II Service Shares, Federated Insurance Series — Federated International Small Company Fund II, Fidelity Variable Insurance Products Fund — VIP Equity-Income Portfolio Service Class 2, Fidelity Variable Insurance Products Fund — VIP Growth Portfolio Service Class 2, Fidelity Variable Insurance Products Fund II — VIP II Contrafund® Service Class 2, Fidelity Variable Insurance Products Fund III — VIP III Growth & Income Portfolio Service Class 2, Fidelity Variable Insurance Products Fund III — VIP III Mid Cap Portfolio Service Class 2, GE Investments Funds, Inc. — Value Equity Fund, GE Investments Funds, Inc. — Small-Cap Value Equity Fund, Janus Aspen Series — Aggressive Growth Portfolio Service Shares, Janus Aspen Series — Balanced Portfolio Service Shares, Janus Aspen Series — Capital Appreciation Portfolio Service Shares, Janus Aspen Series — Global Life Sciences Portfolio Service Shares, Janus Aspen Series — Global Technology Portfolio Service Shares, Janus Aspen Series — Growth Portfolio Service Shares, Janus Aspen Series — International Growth Portfolio Service Shares, Janus Aspen Series — Worldwide Growth Portfolio Service Shares, MFS® Variable Insurance Trust — MFS® Investors Growth Stock Series Service Class Shares (formerly MFS® Growth Series), MFS® Variable Insurance Trust — MFS® Investors Trust Series Service Class Shares (formerly MFS® Growth With Income Series), MFS® Variable Insurance Trust — MFS® New Discovery Series Service Class Shares, MFS® Variable Insurance Trust — MFS® Utilities Series Service Class Shares, Oppenheimer Variable Account Funds — Oppenheimer Global Securities Fund/VA Service Shares, Oppenheimer Variable Account Funds — Oppenheimer Main Street Growth & Income Fund/VA Service Shares, PIMCO Variable Insurance Trust — Foreign Bond Portfolio Administrative Class Shares, PIMCO Variable Insurance Trust — High Yield Portfolio Administrative Class Shares (formerly High Yield Bond Portfolio), PIMCO Variable Insurance Trust — Long-Term U.S. Government Portfolio Administrative Class Shares (formerly Long-Term U.S. Government Bond Portfolio), PIMCO Variable Insurance Trust — Total Return Portfolio Administrative Class Shares (formerly Total Return Bond Portfolio), and the Rydex Variable Trust — OTC Fund.

All designated portfolios are series type mutual funds.

(2)	Summary of Significant Accounting Policies

    (a)  Investments

Investments are stated at fair market value, which is based on the underlying net asset value per share of the respective portfolios. Purchases and sales of investments are recorded on the trade date and distributions are recorded on the ex-dividend date. Certain 2001 distributions received from the Janus Funds have been reclassified from capital gain distributions to investment income in the current year’s presentation of the 2001 Statements of Changes in Net Assets and the 2001 Financial Highlights. Such reclassifications had no impact on net assets or net asset value per unit. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last Valuation Day in the applicable year or period.

    (b)  Unit Class

There are six unit classes included in the Account. Type I units are sold under policy Form NY1066. Type II and Type III units are sold under contract form NY1155. Type IV and Type V units are also sold under contract form NY1155 and include an Enhanced Payment Rider contract form NY5136. Type VI units are sold under contract form number NY1157. An indefinite number of units in each unit class is authorized. Each unit type has its own expense structure.

(c)  Federal Income Taxes

The Account is not taxed separately because the operations of the Account are part of the total operations of GE Capital Life. GE Capital Life is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Capital Life is

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

included in the General Electric Capital Assurance Company consolidated federal income tax return. The Account will not be taxed as a regulated investment company under subchapter M of the Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

(d)  Use of Estimates

Financial statements prepared in conformity with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3)	Purchases and Sales of Investments

The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2002 were:

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
AIM Variable Insurance Funds:
AIM V.I. Blue Chip Fund — Series I Shares	$1,522	$3
AIM V.I. Capital Appreciation Fund — Series I Shares	137,437	32,365
AIM V.I. Growth Fund — Series I Shares	146,262	8,464
AIM V.I. Premier Equity Fund — Series I Shares	979,705	80,514
The Alger American Fund:
Alger American Growth Portfolio	74,698	249,483
Alger American Small Capitalization Portfolio	145,040	199,264
Alliance Variable Products Series Fund, Inc.:
Growth and Income Portfolio — Class B	2,402,477	380,054
Premier Growth Portfolio — Class B	344,972	45,710
Quasar Portfolio — Class B	100,657	1,453
Dreyfus:
Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares	151,793	8,169
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	49,345	1,893
Federated Insurance Series:
Federated American Leaders Fund II — Primary Shares	125,528	252,519
Federated High Income Bond Fund II — Primary Shares	181,053	120,056
Federated High Income Bond Fund II — Service Shares	672,261	69,368
Federated International Small Company Fund II	41,683	401
Federated Utility Fund II	68,605	82,958

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
Fidelity Variable Insurance Products Fund (“VIP”):
VIP Equity-Income Portfolio	$575,743	$483,179
VIP Equity-Income Portfolio — Service Class 2	1,155,831	115,497
VIP Growth Portfolio	172,111	493,784
VIP Growth Portfolio — Service Class 2	479,541	16,237
VIP Overseas Portfolio	115,628	97,227
Fidelity Variable Insurance Products Fund II (“VIP II”):
VIP II Asset ManagerSM Portfolio	91,744	98,433
VIP II Contrafund® Portfolio	223,019	495,962
VIP II Contrafund® Portfolio — Service Class 2	923,046	60,457
Fidelity Variable Insurance Products Fund III (“VIP III”):
VIP III Growth & Income Portfolio	233,996	309,506
VIP III Growth & Income Portfolio — Service Class 2	511,091	14,647
VIP III Growth Opportunities Portfolio	49,710	137,680
VIP III Mid Cap Portfolio — Service Class 2	1,405,416	76,878
GE Investments Funds, Inc.:
Global Income Fund	136,964	54,830
Income Fund	1,060,069	571,739
International Equity Fund	1,900,383	1,910,969
Mid-Cap Value Equity Fund	2,257,460	472,124
Money Market Fund	9,389,600	9,154,741
Premier Growth Equity Fund	683,949	163,856
Real Estate Securities Fund	373,731	301,850
S&P 500® Index Fund	7,235,102	1,861,047
Small-Cap Value Equity Fund	2,208,053	76,077
Total Return Fund	136,183	200,473
U.S. Equity Fund	1,063,170	546,428
Value Equity Fund	683,287	21,082
Goldman Sachs Variable Insurance Trust (VIT):
Goldman Sachs Growth and Income Fund	33,139	73,833
Goldman Sachs Mid Cap Value Fund	609,024	567,297
Janus Aspen Series:
Aggressive Growth Portfolio	126,167	486,931
Aggressive Growth Portfolio — Service Shares	168,250	6,671
Balanced Portfolio	679,898	935,710
Balanced Portfolio — Service Shares	3,094,099	227,676
Capital Appreciation Portfolio	118,009	879,011
Capital Appreciation Portfolio — Service Shares	256,667	110,679
Flexible Income Portfolio	222,000	30,738
Global Life Sciences Portfolio — Service Shares	116,286	11,694
Global Technology Portfolio — Service Shares	69,835	1,894
Growth Portfolio	82,887	547,486
Growth Portfolio — Service Shares	206,228	4,822
International Growth Portfolio	137,869	310,363
International Growth Portfolio — Service Shares	118,052	3,918
Worldwide Growth Portfolio	93,231	504,716
Worldwide Growth Portfolio — Service Shares	568,212	16,949

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
J.P. Morgan Series Trust II:
Mid Cap Value Portfolio	$1,522	$2
MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series — Service Class Shares	839,095	25,101
MFS® Investors Trust Series — Service Class Shares	619,838	51,615
MFS® New Discovery Series — Service Class Shares	145,810	3,252
MFS® Total Return Series — Service Class Shares	1,520	3
MFS® Utilities Series — Service Class Shares	366,574	23,966
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA	49,247	133,059
Oppenheimer Bond Fund/VA	959,632	387,651
Oppenheimer Capital Appreciation Fund/VA	153,381	419,854
Oppenheimer Global Securities Fund/VA — Service Shares	784,780	64,750
Oppenheimer High Income Fund/VA	406,160	429,849
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares	3,604,458	151,245
Oppenheimer Main Street Small Cap Fund/VA — Service Shares	1,537	2
Oppenheimer Multiple Strategies Fund/VA	353,544	208,217
PBHG Insurance Series Fund, Inc.:
PBHG Growth II Portfolio	5,611	89,584
PBHG Large Cap Growth Portfolio	38,139	126,271
PIMCO Variable Insurance Trust:
Foreign Bond Portfolio — Administrative Class Shares	151,895	3,900
High Yield Portfolio — Administrative Class Shares	904,171	59,768
Long-Term U.S. Government Portfolio — Administrative Class Shares	4,650,390	445,172
Total Return Portfolio — Administrative Class Shares	8,296,856	1,065,946
Rydex Variable Trust:
OTC Fund	260,085	5,860
Salomon Brothers Variable Series Funds Inc:
Investors Fund	95,812	94,324
Strategic Bond Fund	299,831	193,857
Total Return Fund	56,506	8,828
Van Kampen Life Investment Trust:
Comstock Portfolio — Class II Shares	20,343	39
Emerging Growth Portfolio — Class II Shares	20,522	21,574

(4)	Related Party Transactions

(a)  GE Capital Life

The purchase payments transferred from GE Capital Life to the Account represent gross premiums recorded by GE Capital Life on its flexible variable deferred annuity contracts less deductions for any applicable premium taxes.

Certain contract owners may elect to allocate purchase payments to a Guarantee Account that is part of the general account of GE Capital Life. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time, after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Account and in certain instances transfer amounts from the subaccounts of the Account to the Guarantee Account.

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risk that GE Capital Life assumes. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges are assessed through the daily unit value calculation. Similarly the fees charged for the Enhanced Benefit Rider are assessed through the daily unit value calculation. The stated dollar fees assessed to cover certain other administrative expenses are assessed by the redemption of units. These fees are now discussed by unit type.

Unit Type	Contract Form Number	Effective	Surrender Charges	Annual Contract Maintenance Charge	Administrative Expense Charges as a percentage of the daily net assets of the Account	Mortality and Expense Risk Charges as a percentage of the daily net assets of the Account	Enhanced Benefit Rider as a percentage of the daily net assets of the Account
I	NY1066	April 1996	6% or less within six years of any purchase payment	$25 if contract value is less than $75,000.15%		1.25%	NA
II	NY1155	March 2001	6% or less within six years of any purchase payment	$30 if contract value is less than $40,000.15%		1.30%	NA
III	NY1155	March 2001	6% or less within six years of any purchase payment	$30 if contract value is less than $40,000.15%		1.50%	NA
IV	NY1155	February 2002	8% or less within eight years of any purchase payment	$30 if contract value is less than $40,000.15%		1.30%	.15%
V	NY1155	February 2002	8% or less within eight years of any purchase payment	$30 if contract value is less than $40,000.15%		1.50%	.15%
VI	NY1157	December 2002	6% or less within four years of any purchase payment	None	.15%	1.55%	NA

NA = Not applicable

(b)  Receivable From Affiliate

Receivable from affiliate represents receivable from GE Capital Life attributable to decreases in share values between the dates charges and deductions are assessed and the dates corresponding shares are redeemed.

(c)  Accrued Expenses Payable to Affiliate

Accrued expenses payable to affiliate are mostly attributable to charges and deductions made under the contracts for services and benefits accrued and payable to GE Capital Life.

(d) Capital Brokerage Corporation

Capital Brokerage Corporation, an affiliate of GE Capital Life, is a Washington corporation registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation serves as principal underwriter for variable

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

annuities issued by GE Capital Life. GE Capital Life pays commissions and other marketing related expenses to Capital Brokerage Corporation. Certain officers and directors of GE Capital Life are also officers and directors of Capital Brokerage Corporation.

(e) GE Investments Funds, Inc.

GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company. GE Asset Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .60% for the Global Income Fund, .50% for the Income Fund, 1.00% for the International Equity Fund, .65% for the Mid-Cap Value Equity Fund, .37% for the Money Market Fund, .65% for the Premier Growth Equity Fund, .85% for the Real Estate Securities Fund, .35% for the S&P 500® Index Fund, .80% for the Small-Cap Value Equity Fund, .49% for the Total Return Fund, .55% for the U.S. Equity Fund and .65% for the Value Equity Fund.

(f) Bonus Credit

For Type IV and V unit contracts, transfers from the general account include approximately $1.7 million of payments by GE Capital Life in the form of bonus credits for the period ended December 31, 2002.

(5)	Capital Transactions

All dividends and capital gain distributions of the portfolios are automatically reinvested in shares of the distributing portfolios at their net value on the date of distribution. In other words, portfolio dividends or portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values. The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the period ended December 31, 2002 is reflected in the Statements of Changes in Net Assets.

(6)	Financial Highlights

A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios for the years or lesser periods ended December 31, 2002 and 2001 follows.

Expenses as a percentage of average net assets represent the annualized contract expenses of the Account, consisting of mortality and expense risk charges and administrative expenses for each period indicated. The expense ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolios are excluded.

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

The investment income ratio represents the ordinary dividends received by the Account from the underlying portfolios divided by the average net assets.

The total return below represents the annual total return for the year or lesser periods indicated and includes deductions only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a Prospectus or Statement of Additional Information for a product supported by the Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return below.

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type I:		Unit Value	000s
The Alger American Fund:
Alger American Growth Portfolio
2002	94,583	$7.05	$667	1.40%	0.04%	(33.93)%
2001	116,401	10.67	1,242	1.40%	0.24%	(13.06)%
Alger American Small Capitalization Portfolio
2002	112,540	5.30	596	1.40%	0.00%	(27.26)%
2001	120,238	7.29	877	1.40%	0.05%	(30.51)%

Federated Insurance Series:
Federated American Leaders Fund II — Primary Shares
2002	71,618	8.25	591	1.40%	1.22%	(21.33)%
2001	86,104	10.49	903	1.40%	1.30%	(4.06)%
Federated High Income Bond Fund II — Primary Shares
2002	39,512	8.75	346	1.40%	9.72%	(0.03)%
2001	35,628	8.75	312	1.40%	9.96%	(0.04)%
Federated Utility Fund II
2002	59,594	6.28	374	1.40%	5.49%	(25.01)%
2001	66,291	8.37	555	1.40%	3.17%	(14.93)%

Fidelity Variable Insurance Products Fund (“VIP”):
VIP Equity-Income Portfolio
2002	205,624	8.69	1,787	1.40%	1.72%	(18.11)%
2001	205,859	10.61	2,184	1.40%	1.18%	(6.29)%
VIP Growth Portfolio
2002	184,088	7.43	1,368	1.40%	0.26%	(31.08)%
2001	220,112	10.78	2,373	1.40%	0.07%	(18.81)%
VIP Overseas Portfolio
2002	79,406	6.55	520	1.40%	0.78%	(21.40)%
2001	76,209	8.34	636	1.40%	4.13%	(22.28)%

Fidelity Variable Insurance Products Fund II (“VIP II”):
VIP II Asset ManagerSM Portfolio
2002	36,459	9.18	335	1.40%	3.89%	(10.00)%
2001	38,600	10.20	394	1.40%	3.25%	(5.44)%
VIP II Contrafund® Portfolio
2002	266,682	9.43	2,515	1.40%	0.86%	(10.62)%
2001	292,608	10.55	3,087	1.40%	0.77%	(13.48)%

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type I:		Unit Value	000s

Fidelity Variable Insurance Products Fund III (“VIP III”):
VIP III Growth & Income Portfolio
2002	118,325	$8.22	$973	1.40%	1.42%	(17.78)%
2001	129,686	10.00	1,297	1.40%	1.05%	(10.03)%
VIP III Growth Opportunities Portfolio
2002	94,861	5.99	568	1.40%	1.07%	(22.94)%
2001	107,227	7.78	834	1.40%	0.34%	(15.63)%

GE Investments Funds, Inc.:
Global Income Fund
2002	26,915	10.74	289	1.40%	0.72%	15.00%
2001	18,108	9.34	169	1.40%	0.00%	(3.06)%
Income Fund
2002	139,847	12.55	1,755	1.40%	3.28%	8.35%
2001	107,991	11.58	1,251	1.40%	7.43%	5.92%

International Equity Fund
2002	33,523	6.16	207	1.40%	1.00%	(24.90)%
2001	32,993	8.21	271	1.40%	1.07%	(21.97)%

Mid-Cap Value Equity Fund
2002	82,630	10.07	832	1.40%	1.07%	(14.97)%
2001	72,587	11.85	860	1.40%	1.07%	(1.09)%
Money Market Fund
2002	441,788	11.30	4,992	1.40%	1.43%	0.06%
2001	551,692	11.29	6,229	1.40%	3.86%	2.51%

Premier Growth Equity Fund
2002	228,482	6.82	1,558	1.40%	0.05%	(22.12)%
2001	217,761	8.76	1,908	1.40%	0.14%	(10.42)%

Real Estate Securities Fund
2002	21,508	12.40	267	1.40%	3.47%	(2.73)%
2001	18,334	12.74	234	1.40%	4.95%	10.27%
S&P 500® Index Fund
2002	793,100	7.53	5,972	1.40%	1.64%	(23.45)%
2001	867,363	9.84	8,535	1.40%	1.30%	(13.50)%

Total Return Fund
2002	77,826	10.26	798	1.40%	2.10%	(10.58)%
2001	86,294	11.48	991	1.40%	3.97%	(4.26)%

U.S. Equity Fund
2002	262,389	8.83	2,317	1.40%	0.88%	(20.39)%
2001	290,715	11.09	3,224	1.40%	1.06%	(9.76)%

Goldman Sachs Variable Insurance Trust (VIT):
Goldman Sachs Growth and Income Fund
2002	43,415	7.28	316	1.40%	1.41%	(12.58)%
2001	49,039	8.33	408	1.40%	0.53%	(10.61)%
Goldman Sachs Mid Cap Value Fund
2002	111,631	12.61	1,408	1.40%	0.94%	(6.03)%
2001	110,847	13.42	1,488	1.40%	1.12%	10.48%

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type I:		Unit Value	000s

Janus Aspen Series:
Aggressive Growth Portfolio
2002	322,388	$7.31	$2,357	1.40%	0.00%	(28.94)%
2001	362,970	10.29	3,735	1.40%	0.00%	(40.30)%
Balanced Portfolio
2002	436,123	11.69	5,098	1.40%	2.41%	(7.75)%
2001	463,443	12.67	5,872	1.40%	2.64%	(6.01)%
Capital Appreciation Portfolio
2002	326,788	9.78	3,196	1.40%	0.56%	(16.85)%
2001	395,372	11.77	4,654	1.40%	1.22%	(22.78)%
Flexible Income Portfolio
2002	34,323	12.42	426	1.40%	5.07%	8.93%
2001	19,390	11.41	221	1.40%	6.56%	6.22%
Growth Portfolio
2002	267,105	7.18	1,918	1.40%	0.00%	(27.54)%
2001	320,393	9.91	3,175	1.40%	0.07%	(25.79)%
International Growth Portfolio
2002	138,128	7.69	1,062	1.40%	0.85%	(26.63)%
2001	157,443	10.49	1,652	1.40%	1.00%	(24.32)%
Worldwide Growth Portfolio
2002	258,634	7.51	1,942	1.40%	0.86%	(26.54)%
2001	307,051	10.22	3,138	1.40%	0.47%	(23.53)%

Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA
2002	95,648	7.53	720	1.40%	0.70%	(28.80)%
2001	105,970	10.58	1,121	1.40%	0.97%	(32.24)%
Oppenheimer Bond Fund/VA
2002	214,302	11.84	2,537	1.40%	6.86%	7.55%
2001	174,178	11.01	1,918	1.40%	6.25%	6.27%
Oppenheimer Capital Appreciation Fund/VA
2002	116,440	8.94	1,041	1.40%	0.65%	(27.88)%
2001	144,983	12.40	1,798	1.40%	0.55%	(13.81)%
Oppenheimer High Income Fund/VA
2002	82,108	8.91	732	1.40%	10.40%	(3.76)%
2001	95,224	9.26	882	1.40%	7.44%	0.54%
Oppenheimer Multiple Strategies Fund/VA
2002	88,780	10.23	908	1.40%	3.37%	(11.65)%
2001	79,586	11.58	922	1.40%	2.48%	0.78%

PBHG Insurance Series Fund, Inc.:
PBHG Growth II Portfolio
2002	52,036	6.58	342	1.40%	0.00%	(31.40)%
2001	62,951	9.59	604	1.40%	0.00%	(41.31)%
PBHG Large Cap Growth Portfolio
2002	73,913	8.30	613	1.40%	0.00%	(30.31)%
2001	81,850	11.91	975	1.40%	0.00%	(29.29)%

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type I:		Unit Value	000s

Salomon Brothers Variable Series Funds Inc:
Investors Fund
2002	21,504	$8.53	$183	1.40%	1.06%	(24.13)%
2001	22,165	11.24	249	1.40%	0.87%	(5.50)%
Strategic Bond Fund
2002	22,522	11.97	270	1.40%	5.70%	7.32%
2001	14,114	11.15	157	1.40%	8.42%	5.41%
Total Return Fund
2002	14,344	9.74	140	1.40%	1.93%	(8.17)%
2001	9,589	10.60	102	1.40%	2.62%	(2.19)%

Type II:

AIM Variable Insurance Funds:
AIM V.I. Blue Chip Fund — Series I Shares
2002	151	9.70	1	1.45%	0.00%	(3.02)%
2001	—	—	—	—	—	—
AIM V.I. Capital Appreciation Fund — Series I Shares
2002	10,256	6.65	68	1.45%	0.00%	(25.45)%
2001	4,333	8.92	39	1.45%	0.00%	(10.77)%
AIM V.I. Growth Fund — Series I Shares
2002	13,055	5.95	78	1.45%	0.00%	(31.97)%
2001	4,761	8.75	42	1.45%	0.51%	(12.48)%
AIM V.I. Premier Equity Fund — Series I Shares
2002	75,286	6.23	469	1.45%	0.49%	(31.27)%
2001	14,343	9.06	130	1.45%	0.22%	(9.40)%

Alliance Variable Products Series Fund, Inc.:
Growth and Income Portfolio — Class B
2002	113,958	7.12	811	1.45%	0.55%	(7.11)%
2001	32,844	9.29	305	1.45%	0.00%	(1.31)%
Premier Growth Portfolio — Class B
2002	42,999	6.03	259	1.45%	0.00%	(31.85)%
2001	20,916	8.85	185	1.45%	0.00%	(11.51)%
Quasar Portfolio — Class B
2002	2,906	6.28	18	1.45%	0.00%	(33.05)%
2001	386	9.39	4	1.45%	0.00%	(6.14)%

Dreyfus:
Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares
2002	7,283	9.63	70	1.45%	1.49%	(1.93)%
2001	245	9.82	2	1.45%	1.13%	(1.81)%
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares
2002	7,848	6.04	47	1.45%	0.45%	(29.98)%
2001	1,048	8.63	9	1.45%	0.02%	(13.74)%

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type II:		Unit Value	000s

Federated Insurance Series:
Federated High Income Bond Fund II — Service Shares
2002	44,925	$9.58	$430	1.45%	6.18%	(0.24)%
2001	2,238	9.59	21	1.45%	0.00%	(0.10)%
Federated International Small Company Fund II
2002	2,096	6.37	13	1.45%	0.00%	(18.67)%
2001	30	7.83	1	1.45%	0.00%	(21.73)%

Fidelity Variable Insurance Products Fund (“VIP”):
VIP Equity-Income Portfolio — Service Class 2
2002	72,137	7.54	544	1.45%	0.45%	(18.35)%
2001	16,406	9.24	152	1.45%	0.00%	(7.61)%
VIP Growth Portfolio — Service Class 2
2002	31,710	6.11	194	1.45%	0.04%	(31.31)%
2001	6,389	8.89	57	1.45%	0.00%	(11.12)%

Fidelity Variable Insurance Products Fund II (“VIP II”):
VIP II Contrafund® Portfolio — Service Class 2
2002	29,566	8.41	249	1.45%	0.09%	(10.92)%
2001	3,048	9.44	29	1.45%	0.00%	(5.90)%

Fidelity Variable Insurance Products Fund III (“VIP III”):
VIP III Growth & Income Portfolio — Service Class 2
2002	19,892	7.77	155	1.45%	0.29%	(18.05)%
2001	4,205	9.49	40	1.45%	0.00%	(5.14)%
VIP III Mid Cap Portfolio — Service Class 2
2002	46,954	9.05	425	1.45%	0.12%	(11.33)%
2001	9,631	10.21	98	1.45%	0.00%	(4.92)%

GE Investments Funds, Inc.:
Income Fund
2002	3,625	10.65	39	1.45%	3.28%	6.47%
2001	—	—	—	—	—	—
Mid-Cap Value Equity Fund
2002	118,661	8.11	962	1.45%	1.07%	(15.02)%
2001	9,068	9.54	87	1.45%	1.07%	(1.14)%
Money Market Fund
2002	275,280	1.01	278	1.45%	1.43%	0.00%
2001	108,666	1.01	110	1.45%	3.86%	2.46%
Premier Growth Equity Fund
2002	37,355	7.25	271	1.45%	0.05%	(22.16)%
2001	2,290	9.31	21	1.45%	0.14%	(10.47)%
S&P 500® Index Fund
2002	627,019	7.02	4,402	1.45%	1.64%	(23.49)%
2001	24,366	9.17	223	1.45%	1.30%	(13.55)%
Small-Cap Value Equity Fund
2002	153,331	9.12	1,398	1.45%	0.45%	(15.11)%
2001	9,466	10.74	102	1.45%	0.66%	8.37%

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type II:		Unit Value	000s
U.S. Equity Fund
2002	71,518	$7.35	$526	1.45%	0.88%	(20.44)%
2001	2,014	9.24	19	1.45%	1.06%	(9.81)%
Value Equity Fund
2002	37,464	7.45	279	1.45%	1.41%	(18.76)%
2001	2,533	9.17	23	1.45%	1.11%	(8.34)%

Janus Aspen Series:
Aggressive Growth Portfolio — Service Shares
2002	19,456	5.58	109	1.45%	0.00%	(29.16)%
2001	4,528	7.87	36	1.45%	0.00%	(21.29)%
Balanced Portfolio — Service Shares
2002	110,810	8.94	991	1.45%	2.58%	(8.03)%
2001	33,503	9.72	326	1.45%	1.84%	(2.84)%
Capital Appreciation Portfolio — Service Shares
2002	18,054	7.11	128	1.45%	0.35%	(17.15)%
2001	3,985	8.58	34	1.45%	0.27%	(14.23)%
Global Life Sciences Portfolio — Service Shares
2002	4,698	7.07	33	1.45%	0.00%	(30.57)%
2001	1,137	10.19	12	1.45%	0.00%	1.90%
Global Technology Portfolio — Service Shares
2002	5,022	4.62	23	1.45%	0.00%	(41.79)%
2001	2,389	7.93	19	1.45%	0.00%	(20.65)%
Growth Portfolio — Service Shares
2002	20,303	5.86	119	1.45%	0.00%	(27.79)%
2001	4,940	8.11	40	1.45%	0.00%	(18.86)%
International Growth Portfolio — Service Shares
2002	8,952	6.26	56	1.45%	0.64%	(26.84)%
2001	1,742	8.55	15	1.45%	0.19%	(14.45)%
Worldwide Growth Portfolio — Service Shares
2002	23,802	6.25	149	1.45%	0.76%	(26.79)%
2001	2,421	8.54	21	1.45%	0.13%	(14.62)%

J.P. Morgan Series Trust II:
Mid Cap Value Portfolio
2002	152	10.16	2	1.45%	0.00%	(1.63)%
2001	—	—	—	—	—	—

MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series — Service Class Shares
2002	40,187	6.19	249	1.45%	0.00%	(28.77)%
2001	2,249	8.68	20	1.45%	0.00%	(13.16)%
MFS® Investors Trust Series — Service Class Shares
2002	16,546	6.99	116	1.45%	0.31%	(22.30)%
2001	2,238	9.00	20	1.45%	0.00%	(10.02)%
MFS® New Discovery Series — Service Class Shares
2002	10,094	6.52	66	1.45%	0.00%	(32.79)%
2001	428	9.70	4	1.45%	0.00%	(2.96)%

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type II:		Unit Value	000s
MFS® Total Return Series — Service Class Shares
2002	152	$10.03	$2	1.45%	0.00%	(.27)%
2001	—	—	—	—	—	—
MFS® Utilities Series — Service Class Shares
2002	40,100	6.01	241	1.45%	2.08%	(24.02)%
2001	4,890	7.91	39	1.45%	0.00%	(20.91)%

Oppenheimer Variable Account Funds:
Oppenheimer Global Securities Fund/VA — Service Shares
2002	21,128	7.20	152	1.45%	0.11%	(23.49)%
2001	3,283	9.41	31	1.45%	0.00%	(5.94)%
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares
2002	128,125	7.35	942	1.45%	0.21%	(20.21)%
2001	12,321	9.21	113	1.45%	0.00%	(11.58)%
Oppenheimer Main Street Small Cap Fund/VA — Service Shares
2002	160	9.43	2	1.45%	0.00%	(5.71)%
2001	—	—	—	—	—	—

PIMCO Variable Insurance Trust:
Foreign Bond Portfolio — Administrative Class Shares
2002	2,641	11.04	29	1.45%	1.97%	6.62%
2001	1,017	10.35	11	1.45%	0.75%	6.02%
High Yield Portfolio — Administrative Class Shares
2002	26,611	9.78	260	1.45%	7.28%	(2.62)%
2001	5,392	10.04	54	1.45%	2.06%	0.80%
Long-Term U.S. Government Portfolio — Administrative Class Shares
2002	150,388	12.37	1,860	1.45%	3.35%	15.88%
2001	12,309	10.67	131	1.45%	0.94%	4.31%
Total Return Portfolio — Administrative Class Shares
2002	276,091	11.36	3,136	1.45%	3.39%	7.49%
2001	13,530	10.56	143	1.45%	0.87%	6.78%

Rydex Variable Trust:
OTC Fund
2002	17,154	5.18	89	1.45%	0.00%	(39.74)%
2001	308	8.59	3	1.45%	0.00%	(14.09)%

Type III:
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund — Series I Shares
2002	988	6.63	7	1.65%	0.00%	(25.61)%
2001	302	8.91	3	1.65%	0.00%	(10.88)%
AIM V.I. Growth Fund — Series I Shares
2002	768	5.93	5	1.65%	0.00%	(32.11)%
2001	—	—	—	—	—	—

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type III:		Unit Value	000s
AIM V.I. Premier Equity Fund — Series I Shares
2002	20,837	$6.21	$129	1.65%	0.49%	(31.41)%
2001	4,725	9.05	43	1.65%	0.22%	(14.02)%

Alliance Variable Products Series Fund, Inc.:
Growth and Income Portfolio — Class B
2002	64,654	7.09	458	1.65%	0.55%	(23.55)%
2001	16,785	9.28	156	1.65%	0.00%	(7.22)%
Premier Growth Portfolio — Class B
2002	6,812	6.01	41	1.65%	0.00%	(31.98)%
2001	2,429	8.84	21	1.65%	0.00%	(11.62)%
Quasar Portfolio — Class B
2002	1,529	6.26	10	1.65%	0.00%	(33.19)%
2001	—	—	—	—	—	—

Dreyfus:
Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares
2002	134	9.60	1	1.65%	1.49%	(2.12)%
2001	—	—	—	—	—	—

Federated Insurance Series:
Federated High Income Bond Fund II — Service Shares
2002	3,837	9.55	37	1.65%	6.18%	(0.44)%
2001	53	9.58	1	1.65%	0.00%	(0.31)%

Fidelity Variable Insurance Products Fund (“VIP”):
VIP Equity-Income Portfolio — Service Class 2
2002	9,911	7.52	75	1.65%	0.45%	(18.52)%
2001	2,062	9.23	19	1.65%	0.00%	(6.80)%
VIP Growth Portfolio — Service Class 2
2002	12,319	6.09	75	1.65%	0.04%	(31.45)%
2001	468	8.88	4	1.65%	0.00%	(19.23)%

Fidelity Variable Insurance Products Fund II (“VIP II”):
VIP II Contrafund® Portfolio — Service Class 2
2002	3,086	8.38	26	1.65%	0.09%	(11.10)%
2001	808	9.43	8	1.65%	0.00%	(13.92)%

Fidelity Variable Insurance Products Fund III (“VIP III”):
VIP III Growth & Income Portfolio — Service Class 2
2002	10,540	7.75	82	1.65%	0.29%	(18.22)%
2001	158	9.47	1	1.65%	0.00%	(10.52)%
VIP III Mid Cap Portfolio — Service Class 2
2002	13,738	9.02	124	1.65%	0.12%	(11.51)%
2001	1,571	10.20	16	1.65%	0.00%	(5.12)%

GE Investments Funds, Inc.:
Mid-Cap Value Equity Fund
2002	17,118	8.08	138	1.65%	1.07%	(15.19)%
2001	—	—	—	—	—	—

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type III:		Unit Value	000s
Money Market Fund
2002	179,540	$1.01	$181	1.65%	1.43%	(0.20)%
2001	9,904	1.01	10	1.65%	3.86%	2.25%
Premier Growth Equity Fund
2002	1,795	7.23	13	1.65%	0.05%	(22.32)%
2001	29	9.30	—	1.65%	0.14%	(10.65)%
S&P 500® Index Fund
2002	34,661	6.99	242	1.65%	1.64%	(23.65)%
2001	2,381	9.16	22	1.65%	1.30%	(13.72)%
Small-Cap Value Equity Fund
2002	8,759	9.09	80	1.65%	0.45%	(15.28)%
2001	1,266	10.73	14	1.65%	0.66%	8.15%
U.S. Equity Fund
2002	5,075	7.33	37	1.65%	0.88%	(20.60)%
2001	28	9.23	—	1.65%	1.06%	(9.99)%
Value Equity Fund
2002	8,216	7.42	61	1.65%	1.41%	(18.93)%
2001	—	—	—	—	—	—

Janus Aspen Series:
Aggressive Growth Portfolio — Service Shares
2002	1,801	5.56	10	1.65%	0.00%	(29.31)%
2001	—	—	—	—	—	—
Balanced Portfolio — Service Shares
2002	41,381	8.91	369	1.65%	2.58%	(8.21)%
2001	2,523	9.70	24	1.65%	1.84%	(6.48)%
Capital Appreciation Portfolio — Service Shares
2002	1,214	7.08	9	1.65%	0.35%	(17.32)%
2001	1,718	8.57	15	1.65%	0.27%	(23.13)%
Global Life Sciences Portfolio — Service Shares
2002	5,576	7.05	39	1.65%	0.00%	(30.71)%
2001	—	—	—	—	—	—
Global Technology Portfolio — Service Shares
2002	333	4.60	2	1.65%	0.00%	(41.91)%
2001	333	7.93	3	1.65%	0.00%	(38.36)%
Growth Portfolio — Service Shares
2002	4,967	5.84	29	1.65%	0.00%	(27.93)%
2001	—	—	—	—	—	—
International Growth Portfolio — Service Shares
2002	891	6.24	6	1.65%	0.64%	(26.98)%
2001	470	8.54	4	1.65%	0.19%	(24.70)%
Worldwide Growth Portfolio — Service Shares
2002	10,366	6.23	65	1.65%	0.76%	(26.94)%
2001	440	8.53	4	1.65%	0.13%	(23.90)%

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type III:		Unit Value	000s

MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series — Service Class Shares
2002	15,424	$6.17	$95	1.65%	0.00%	(28.91)%
2001	504	8.67	4	1.65%	0.00%	(26.08)%
MFS® Investors Trust Series — Service Class Shares
2002	5,971	6.97	42	1.65%	0.31%	(22.46)%
2001	426	8.99	4	1.65%	0.00%	(17.49)%
MFS® New Discovery Series — Service Class Shares
2002	2,072	6.50	13	1.65%	0.00%	(32.93)%
2001	—	—	—	—	—	—
MFS® Utilities Series — Service Class Shares
2002	8,996	5.99	54	1.65%	2.08%	(24.17)%
2001	62	7.90	—	1.65%	0.00%	(25.70)%

Oppenheimer Variable Account Funds:
Oppenheimer Global Securities Fund/VA — Service Shares
2002	3,631	7.17	26	1.65%	0.11%	(23.65)%
2001	924	9.39	9	1.65%	0.00%	(13.63)%
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares
2002	24,867	7.33	182	1.65%	0.21%	(20.37)%
2001	2,197	9.20	20	1.65%	0.00%	(11.76)%

PIMCO Variable Insurance Trust:
Foreign Bond Portfolio — Administrative Class Shares
2002	1,640	11.00	18	1.65%	1.97%	6.40%
2001	797	10.34	8	1.65%	0.75%	5.80%
High Yield Portfolio — Administrative Class Shares
2002	13,819	9.74	135	1.65%	7.28%	(2.82)%
2001	317	10.03	3	1.65%	2.06%	0.59%
Long-Term U. S. Government Portfolio — Administrative Class Shares
2002	27,306	12.33	337	1.65%	3.35%	15.64%
2001	10,046	10.66	107	1.65%	0.94%	4.09%
Total Return Portfolio — Administrative Class Shares
2002	62,340	11.32	706	1.65%	3.39%	7.27%
2001	8,306	10.55	88	1.65%	0.87%	6.57%

Rydex Variable Trust:
OTC Fund
2002	5,514	5.16	28	1.65%	0.00%	(39.86)%
2001	—	—	—	—	—	—

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type IV:		Unit Value	000s
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund — Series I Shares
2002	5,694	$7.40	$42	1.60%	0.00%	(26.03)%
AIM V.I. Growth Fund — Series I Shares
2002	8,091	6.89	56	1.60%	0.00%	(31.08)%
AIM V.I. Premier Equity Fund — Series I Shares
2002	18,661	7.01	131	1.60%	0.49%	(29.91)%

Alliance Variable Products Series Fund, Inc.:
Growth and Income Portfolio — Class B
2002	70,629	7.56	534	1.60%	0.55%	(24.38)%
Premier Growth Portfolio — Class B
2002	10,095	7.13	72	1.60%	0.00%	(28.70)%
Quasar Portfolio — Class B
2002	7,344	6.78	50	1.60%	0.00%	(32.21)%

Dreyfus:
Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares
2002	6,285	8.98	56	1.60%	1.49%	(10.21)%

Federated Insurance Series:
Federated High Income Bond Fund II — Service Shares
2002	12,646	9.80	124	1.60%	6.18%	(1.99)%
Federated International Small Company Fund II
2002	2,767	7.92	22	1.60%	0.00%	(20.84)%

Fidelity Variable Insurance Products Fund (“VIP”):
VIP Equity-Income Portfolio — Service Class 2
2002	33,456	7.85	263	1.60%	0.45%	(21.47)%
VIP Growth Portfolio — Service Class 2
2002	20,580	6.81	140	1.60%	0.04%	(31.93)%

Fidelity Variable Insurance Products Fund II (“VIP II”):
VIP II Contrafund® Portfolio — Service Class 2
2002	60,564	8.78	532	1.60%	0.09%	(12.17)%

Fidelity Variable Insurance Products Fund III (“VIP III”):
VIP III Growth & Income Portfolio — Service Class 2
2002	19,172	8.15	156	1.60%	0.29%	(18.54)%
VIP III Mid Cap Portfolio — Service Class 2
2002	48,119	8.77	422	1.60%	0.12%	(12.26)%

GE Investments Funds, Inc.:
Income Fund
2002	1,450	10.64	15	1.60%	3.28%	6.36%
Mid-Cap Value Equity Fund
2002	28,293	8.02	227	1.60%	1.07%	(19.81)%
Money Market Fund
2002	449,804	1.00	450	1.60%	1.43%	(.16)%
Premier Growth Equity Fund
2002	11,446	7.60	87	1.60%	0.05%	(24.00)%

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type IV:		Unit Value	000s
S&P 500® Index Fund
2002	46,625	$7.54	$352	1.60%	1.64%	(24.63)%
Small-Cap Value Equity Fund
2002	51,245	8.41	431	1.60%	0.45%	(15.89)%
U.S. Equity Fund
2002	12,337	7.79	96	1.60%	0.88%	(22.13)%
Value Equity Fund
2002	26,584	7.88	209	1.60%	1.41%	(21.18)%

Janus Aspen Series:
Aggressive Growth Portfolio — Service Shares
2002	5,577	7.74	43	1.60%	0.00%	(22.58)%
Balanced Portfolio — Service Shares
2002	80,645	9.09	733	1.60%	2.58%	(9.10)%
Global Life Sciences Portfolio — Service Shares
2002	198	7.59	2	1.60%	0.00%	(24.11)%
Global Technology Portfolio — Service Shares
2002	3,896	5.96	23	1.60%	0.00%	(40.39)%
Growth Portfolio — Service Shares
2002	6,285	7.08	45	1.60%	0.00%	(29.22)%
International Growth Portfolio — Service Shares
2002	5,962	7.33	44	1.60%	0.64%	(26.67)%
Worldwide Growth Portfolio — Service Shares
2002	33,137	7.34	243	1.60%	0.76%	(26.60)%

MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series — Service Class Shares
2002	20,603	7.24	149	1.60%	0.00%	(27.61)%
MFS® Investors Trust Series — Service Class Shares
2002	35,076	7.70	270	1.60%	0.31%	(23.04)%
MFS® New Discovery Series — Service Class Shares
2002	7,509	6.83	51	1.60%	0.00%	(31.66)%
MFS® Utilities Series — Service Class Shares
2002	4,054	7.99	32	1.60%	2.08%	(20.14)%

Oppenheimer Variable Account Funds:
Oppenheimer Global Securities Fund/VA — Service Shares
2002	47,524	7.49	356	1.60%	0.11%	(25.09)%
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares
2002	127,593	7.83	999	1.60%	0.21%	(21.70)%

PIMCO Variable Insurance Trust:
Foreign Bond Portfolio — Administrative Class Shares
2002	3,186	10.65	34	1.60%	1.97%	6.50%
High Yield Portfolio — Administrative Class Shares
2002	39,904	9.71	387	1.60%	7.28%	(2.85)%

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type IV:		Unit Value	000s
Long-Term U.S. Government Portfolio — Administrative Class Shares
2002	101,339	$11.70	$1,186	1.60%	3.35%	16.97%
Total Return Portfolio — Administrative Class Shares
2002	242,867	10.69	2,596	1.60%	3.39%	6.94%

Rydex Variable Trust:
OTC Fund
2002	13,798	6.13	85	1.60%	0.00%	(38.70)%

Type V:
AIM Variable Insurance Funds:
AIM V.I. Growth Fund — Series I Shares
2002	1,967	6.88	14	1.80%	0.00%	(26.15)%
AIM V.I. Premier Equity Fund — Series I Shares
2002	15,527	7.00	109	1.80%	0.49%	(30.03)%

Alliance Variable Products Series Fund, Inc.:
Growth and Income Portfolio — Class B
2002	29,436	7.55	222	1.80%	0.55%	(24.51)%
Premier Growth Portfolio — Class B
2002	3,300	7.12	23	1.80%	0.00%	(28.81)%

Dreyfus:
Dreyfus Investment Portfolios-Emerging Markets Portfolio—Initial Shares
2002	1,178	8.96	11	1.80%	1.49%	(10.36)%

Federated Insurance Series:
Federated High Income Bond Fund II — Service Shares
2002	1,030	9.78	10	1.80%	6.18%	(2.16)%
Federated International Small Company Fund II
2002	427	7.90	3	1.80%	0.00%	(20.97)%

Fidelity Variable Insurance Products Fund (“VIP”):
VIP Equity-Income Portfolio — Service Class 2
2002	22,674	7.84	178	1.80%	0.45%	(21.60)%
VIP Growth Portfolio — Service Class 2
2002	1,830	6.80	12	1.80%	0.04%	(32.04)%

Fidelity Variable Insurance Products Fund II (“VIP II”):
VIP II Contrafund® Portfolio — Service Class 2
2002	2,258	8.77	20	1.80%	0.09%	(12.32)%

Fidelity Variable Insurance Products Fund III (“VIP III”):
VIP III Growth & Income Portfolio — Service Class 2
2002	10,477	8.13	85	1.80%	0.29%	(18.68)%
VIP III Mid Cap Portfolio — Service Class 2
2002	42,836	8.76	375	1.80%	0.12%	(12.40)%

GE Investments Funds, Inc.:
Income Fund
2002	160	10.62	2	1.80%	3.28%	6.20%

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type V:		Unit Value	000s
Mid-Cap Value Equity Fund
2002	19,610	$8.01	$157	1.80%	1.07%	(19.94)%
Money Market Fund
2002	686,286	1.00	686	1.80%	1.43%	(.33)%
Premier Growth Equity Fund
2002	1,455	7.59	11	1.80%	0.05%	(24.13)%
S&P 500® Index Fund
2002	60,298	7.52	453	1.80%	1.64%	(24.75)%
Small-Cap Value Equity Fund
2002	13,607	8.40	114	1.80%	0.45%	16.03%
U.S. Equity Fund
2002	2,356	7.77	18	1.80%	0.88%	(22.26)%
Value Equity Fund
2002	9,306	7.87	73	1.80%	1.41%	(21.31)%

Janus Aspen Series:
Aggressive Growth Portfolio — Service Shares
2002	1,109	7.73	9	1.80%	0.00%	(22.70)%
Balanced Portfolio — Service Shares
2002	109,084	9.07	989	1.80%	2.58%	(9.26)%
Capital Appreciation Portfolio — Service Shares
2002	3,613	8.41	30	1.80%	0.35%	(15.86)%
Global Life Sciences Portfolio — Service Shares
2002	2,891	7.58	22	1.80%	0.00%	(24.23)%
Global Technology Portfolio — Service Shares
2002	4,779	5.95	28	1.80%	0.00%	(40.49)%
Growth Portfolio — Service Shares
2002	1,124	7.07	8	1.80%	0.00%	(29.93)%
International Growth Portfolio — Service Shares
2002	1,352	7.32	10	1.80%	0.64%	26.79%
Worldwide Growth Portfolio — Service Shares
2002	4,893	7.33	36	1.80%	0.76%	(26.73)%
MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series — Service Class Shares
2002	34,313	7.23	248	1.80%	0.00%	(27.74)%
MFS® Investors Trust Series — Service Class Shares
2002	7,610	7.68	58	1.80%	0.31%	(23.17)%
MFS® New Discovery Series — Service Class Shares
2002	101	6.82	1	1.80%	0.00%	(31.78)%
MFS® Utilities Series — Service Class Shares
2002	1,548	7.97	12	1.80%	2.08%	(20.77)%

Oppenheimer Variable Account Funds:
Oppenheimer Global Securities Fund/VA — Service Shares
2002	19,752	7.48	148	1.80%	0.11%	(25.22)%

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type V:		Unit Value	000s
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares
2002	136,697	$7.82	$1,069	1.80%	0.21%	(21.83)%

PIMCO Variable Insurance Trust:
Foreign Bond Portfolio — Administrative Class Shares
2002	8,408	10.63	89	1.80%	1.97%	6.32%
High Yield Portfolio — Administrative Class Shares
2002	12,000	9.70	116	1.80%	7.28%	(3.01)%
Long-Term U.S. Government Portfolio — Administrative Class Shares
2002	92,981	11.68	1,086	1.80%	3.35%	16.78%
Total Return Portfolio — Administrative Class Shares
2002	111,409	10.68	1,190	1.80%	3.39%	6.76%

Rydex Variable Trust:
OTC Fund
2002	699	6.12	4	1.80%	0.00%	(38.80)%

Van Kampen Life Investment Trust:
Comstock Portfolio — Class II Shares
2002	2,539	8.03	20	1.80%	0.00%	(19.71)%

GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

Financial Statements

Years ended December 31, 2002 and 2001

(With Independent Auditors’ Report Thereon)

GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

December 31, 2002

INDEPENDENT AUDITORS’ REPORT

The Board of Directors

GE Capital Life Assurance Company of New York:

We have audited the accompanying balance sheets of GE Capital Life Assurance Company of New York as of December 31, 2002 and 2001, and the related statements of income, shareholder’s interest, and cash flows for each of the years in the three-year period ended December 31, 2002. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of GE Capital Life Assurance Company of New York as of December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Notes 1 and 4, the Company changed its method of accounting for goodwill and other intangible assets in 2002.

Richmond, Virginia

February 7, 2003

F-1

GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

Balance Sheets

(Dollar amounts in millions, except per share amounts)

	December 31,
	2002	2001
Assets
Investments:
Fixed maturities available-for-sale, at fair value	$3,436.7	$2,686.3
Equity securities available-for-sale, at fair value	36.9	45.5
Mortgage loans, net of valuation allowance of $3.0 and $2.6 at December 31, 2002 and 2001, respectively	343.4	338.6
Policy loans	1.3	1.3
Short-term investments	34.9	5.0

Total investments	3,853.2	3,076.7

Cash and cash equivalents	39.3	3.5
Accrued investment income	64.8	69.1
Deferred acquisition costs	234.1	192.9
Goodwill	54.1	54.1
Intangible assets	97.6	101.1
Other assets	115.5	266.5
Reinsurance recoverable	13.8	8.2
Separate account assets	98.6	73.1

Total assets	$4,571.0	$3,845.2

Liabilities and Shareholder’s Interest
Liabilities:
Future annuity and contract benefits	$3,665.9	$2,983.7
Liability for policy and contract claims	105.9	73.7
Unearned premiums	46.3	47.4
Other policyholder liabilities	55.2	70.6
Accounts payable and accrued expenses	38.8	141.1
Separate account liabilities	98.6	73.1

Total liabilities	4,010.7	3,389.6

Shareholder’s interest:
Net unrealized investment gains (losses)	54.2	(2.7)

Accumulated non-owner changes in equity	54.2	(2.7)
Common stock ($1,000 par value, 2,000 shares authorized, issued and outstanding)	2.0	2.0
Additional paid-in capital	422.6	387.6
Retained earnings	81.5	68.7

Total shareholder’s interest	560.3	455.6

Total liabilities and shareholder’s interest	$4,571.0	$3,845.2

See accompanying notes to financial statements.

F-2

GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

Statements of Income

(Dollar amounts in millions)

	Years Ended December 31,
	2002	2001	2000
Revenues:
Net investment income	$220.7	$195.8	$155.5
Premiums	221.5	188.6	113.7
Net realized investment gains (losses)	7.5	22.2	(1.1)
Other income	1.2	1.3	3.0

Total revenues	450.9	407.9	271.1

Benefits and expenses:
Benefits and other changes in policy reserves	259.3	155.5	104.4
Interest credited	129.6	113.5	87.9
Commissions	68.2	79.0	50.6
General expenses	35.1	30.3	23.1
Amortization of intangibles, net	2.1	11.8	9.3
Change in deferred acquisition costs, net	(56.6)	(56.5)	(43.7)

Total benefits and expenses	437.7	333.6	231.6

Income before income taxes	13.2	74.3	39.5
Provision for income taxes	0.4	27.3	14.5

Net income	$12.8	$47.0	$25.0

See accompanying notes to financial statements.

F-3

GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

Statements of Shareholder’s Interest

(Dollar amounts in millions, except per share amounts)

	Common Stock		Additional Paid-In Capital	Accumulated Non-owner Changes In Equity	Total Retained Earnings (Deficit)	Total Shareholder’s Interest
	Shares	Amount
Balances at January 1, 2000	2,000	$2.0	$259.4	$(32.5)	$(3.3)	$225.6
Changes other than transactions with shareholder:
Net income	—	—	—	—	25.0	25.0
Net unrealized gains on investment securities (a)	—	—	—	62.2	—	62.2

Total changes other than transactions with shareholder	—	—	—	—	—	87.2
Non-cash capital contribution	—	—	83.2	—	—	83.2

Balances at December 31, 2000	2,000	2.0	342.6	29.7	21.7	396.0
Changes other than transactions with shareholder:
Net income	—	—	—	—	47.0	47.0
Net unrealized loss on investment securities (a)	—	—	—	(32.4)	—	(32.4)

Total changes other than transactions with shareholder	—	—	—	—	—	14.6
Capital contribution	—	—	45.0	—	—	45.0

Balances at December 31, 2001	2,000	2.0	387.6	(2.7)	68.7	455.6

Changes other than transactions with shareholder:
Net income	—	—	—	—	12.8	12.8
Net unrealized gain on investment securities (a)	—	—	—	56.9	—	56.9

Total changes other than transactions with shareholder	—	—	—	—	—	69.7
Capital contribution	—	—	35.0	—	—	35.0

Balances at December 31, 2002	2,000	$2.0	$422.6	$54.2	$81.5	$560.3

(a)	Presented net of deferred taxes of $(30.8), $17.7, and $(33.5) million in 2002, 2001 and 2000, respectively.

See accompanying notes to financial statements.

F-4

GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

Statements of Cash Flows

(Dollar amounts in millions)

	Years Ended December 31,
	2002	2001	2000
Cash flows from operating activities:
Net income	$12.8	$47.0	$25.0

Adjustments to reconcile net income to net cash provided by operating activities:
Change in reserves	304.3	194.5	274.6
Charges assessed to policyholders	(0.3)	0.2	(0.1)
Net realized investment (gains) losses	(7.5)	(22.2)	1.1
Amortization of investment premiums and discounts	4.4	(1.4)	(3.1)
Amortization of intangibles, net	2.1	11.8	9.3
Deferred income tax (benefit) provision	(13.7)	14.2	5.1
Change in certain assets and liabilities:
(Increase) decrease in:
Accrued investment income	4.3	(18.5)	(13.5)
Deferred acquisition costs, net	(56.6)	(56.5)	(43.7)
Other assets, net	149.1	(248.4)	2.8
Increase (decrease) in:
Other policy holder related balances	(15.3)	37.4	(0.2)
Policy and contract claims	32.2	16.0	36.3
Accounts payable and accrued expenses	(122.9)	117.9	29.8

Total adjustments	280.1	45.0	298.4

Net cash provided by operating activities	292.9	92.0	323.4

Cash flows from investing activities:
Short-term investing activities, net	(29.9)	69.0	(74.0)
Proceeds from sales and maturities of investments in securities	1,201.1	1,276.3	247.8
Purchases of securities	(1,835.2)	(1,965.6)	(444.3)
Mortgage and policy loan originations	(69.7)	(34.2)	(88.5)
Principal collected on mortgage and policy loans	64.6	24.5	24.3
Acquisition, net of cash	—	—	(246.4)

Net cash used in investing activities	(669.1)	(630.0)	(581.1)

Cash flows from financing activities:
Proceeds from issuance of investment contracts	605.6	717.3	488.4
Capital contribution	35.0	45.0	—
Redemption and benefit payments on investment contracts	(228.6)	(222.8)	(233.0)

Net cash provided by financing activities	412.0	539.5	255.4

Net increase (decrease) in cash and cash equivalents	35.8	1.5	(2.3)
Cash and cash equivalents at beginning of year	3.5	2.0	4.3

Cash and cash equivalents at end of year	$39.3	$3.5	$2.0

See accompanying notes to financial statements.

F-5

GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

December 31, 2002, 2001, and 2000

(Dollar amounts in millions)

(1)	Basis of Presentation and Summary of Significant Accounting Policies

The accompanying financial statements include the historical operations and accounts of GE Capital Life Assurance Company of New York (“GECLA-NY”). GECLA-NY (the “Company”, “we”, “us”, or “our” unless context otherwise requires) is a wholly-owned subsidiary of General Electrical Capital Assurance Company (“GE Capital Assurance”), which, in turn, is wholly-owned, directly or indirectly, by General Electric Company.

Basis of Presentation

These financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and related disclosures. Actual results could differ from those estimates. Certain prior year amounts may have been reclassified to conform to the current year presentation.

Products

Our product offerings are divided along two major segments of consumer needs: (i) Wealth Accumulation and Transfer, and (ii) Lifestyle Protection and Enhancement.

Wealth Accumulation and Transfer products are investment vehicles and insurance contracts intended to increase the policyholder’s wealth, transfer wealth to beneficiaries or provide a means for replacing the income of the insured in the event of premature death. Our principal product lines under the Wealth Accumulation and Transfer segment are deferred annuities (fixed and variable) and life insurance (universal, variable, and interest sensitive).

Lifestyle Protection and Enhancement products are products intended to protect accumulated wealth and income from the financial drain of unforeseen events. Our principal product line under the Lifestyle Protection and Enhancement segment is long-term care insurance.

We market and sell products in the State of New York through financial institutions and various agencies. During 2002, 2001 and 2000, 78%, 87%, and 82%, respectively, of product sales were distributed through five financial institutions, including one financial institution, which accounted for 55%, 59%, and 51%, respectively, of total product sales.

Revenues

Investment income is recorded when earned. Realized investment gains and losses are calculated on the basis of specific identification. Premiums on long-duration insurance products are recognized as earned when due or, in the case of life contingent immediate annuities, when the contracts are issued. Premiums received under annuity contracts without significant mortality risk and universal life products are not reported as revenues but as deposits and included in liabilities for future annuity and contract benefits. Variable product fees are charged to variable annuity and variable life policyholders based upon the daily net assets of the policyholders’ account values and are recognized as revenue when charged. Other income consists primarily of surrender charges on certain policies. Surrender charges are recognized as income when the policy is surrendered.

Cash and Cash Equivalents

Certificates, money market funds, and other time deposits with original maturities of less than 90 days are considered cash equivalents in the Balance Sheets and Statements of Cash Flows. Items with maturities greater than 90 days but less than one year are included in short term investments.

F-6

GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

Notes to Financial Statements — Continued

December 31, 2002, 2001, 2000

(Dollar amounts in millions)

Investment Securities

We have designated our fixed maturities (bonds) and our equity securities (non-redeemable preferred stock) as available-for-sale. The fair value for regularly traded fixed maturities and equity securities is based on quoted market prices. For fixed maturities not regularly traded, fair values are estimated using values obtained from independent pricing services or are estimated by discounting expected future cash flows using a current market rate applicable to the credit quality, and maturity of the investments, as applicable.

Changes in the fair values of investments available-for-sale, net of the effect on deferred policy acquisition costs, present value of future profits, and deferred federal income taxes, are reflected as unrealized investment gains or losses in a separate component of shareholder’s interest and, accordingly, have no effect on net income. Investment securities are regularly reviewed for impairment based on criteria that include the extent to which cost exceeds fair market value, the duration of market decline, and the financial health and the specific prospects of the issuer. Unrealized losses that are considered other than temporary are recognized in earnings through an adjustment to the amortized cost basis of the underlying securities.

We engage in certain securities lending transactions, which require the borrower to provide collateral, primarily consisting of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned.

Investment income on mortgage and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective method, whereby the amortized cost of the securities is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to investment income.

Mortgage loans are stated at the unpaid principal balance of such loans, net of allowances for estimated uncollectible amounts. The allowance for losses is determined primarily on the basis of management’s best estimate of probable losses, including specific allowances for known troubled loans, if any. Write-downs and the change in allowance are included in net realized investment gains and losses in the Statements of Income.

Short-term investments are stated at amortized cost which approximates fair value. Equity securities are stated at fair value.

Intangible Assets

(a)  Present Value of Future Profits

In conjunction with the acquisitions of life insurance companies, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called the present value of future profits (“PVFP”), represents the actuarially determined present value of the projected future cash flows from the acquired policies.

PVFP is amortized, net of accreted interest, in a manner similar to the amortization of deferred acquisition costs. Interest accretes at rates credited to policyholders on underlying contracts. Recoverability of PVFP is evaluated periodically by comparing the current estimate of expected future gross profits to the unamortized asset balance. If such comparison indicates that the expected gross profits will not be sufficient to recover PVFP, the difference is charged to expense.

PVFP is further adjusted to reflect the impact of unrealized gains or losses on fixed maturities classified as available for sale in the investment portfolio. Such adjustments are not recorded in our net income but rather as a credit or charge to shareholder’s interest, net of applicable income tax.

F-7

GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

Notes to Financial Statements — Continued

December 31, 2002, 2001, 2000

(Dollar amounts in millions)

(b)  Goodwill

As of January 1, 2002, we adopted Statement of Financial Accounting Standard No. 142, Goodwill and Other Intangible Assets (SFAS 142). Under SFAS 142, goodwill is no longer amortized but is tested for impairment using a fair value approach, at the “reporting unit” level. A reporting unit is the operating segment, or business one level below that operating segment (the “component” level) if discrete financial information is prepared and regularly reviewed by management at the component level. We recognize an impairment charge for any amount by which the carrying amount of a report unit’s goodwill exceeds its fair value. We used discounted cash flows to establish fair values. When available and as appropriate, we used comparative market multiples to corroborate discounted cash flow results. When a business within a reporting unit is disposed of, goodwill is allocated to the gain or loss on disposal using the relative fair value methodology.

Before December 31, 2001, we amortized goodwill over our estimated period of benefit on a straight-line basis. No amortization period exceeded 40 years. When an intangible asset’s carrying value exceeded associated expected operating cash flows, we considered it to be impaired and wrote it down to fair value, which we determined based on either discounted future cash flows or appraised values.

Deferred Acquisition Costs

Acquisition costs include costs and expenses that vary with and are primarily related to the acquisition of insurance and investment contracts.

Acquisition costs include first-year commissions in excess of recurring renewal commissions, certain support costs such as underwriting and policy issue costs, and the bonus feature of certain variable annuity products. For investment and universal life type contracts, amortization is based on the present value of anticipated gross profits from investments, interest credited, surrender and other policy charges, and mortality and maintenance expenses. Amortization is adjusted retroactively when current estimates of future gross profits to be realized are revised. For other long-duration insurance contracts, the acquisition costs are amortized in relation to the estimated benefit payments or the present value of expected future premiums.

Deferred acquisition costs are reviewed to determine if they are recoverable from future income, including investment income, and, if not considered recoverable, are charged to expense.

Income Taxes

We file a consolidated life insurance federal income tax return with our parent, GECA and its life insurance affiliates. The method of income tax allocation is subject to written agreement authorized by the Board of Directors. Allocation is based on the separate return liabilities with offsets for losses and credits utilized to reduce current consolidated tax liability. Intercompany tax balances are settled quarterly, with a final settlement after filing of the federal income tax return.

Deferred income taxes have been provided for the effects of temporary differences between financial reporting and tax bases of assets and liabilities and have been measured using the enacted marginal tax rates and laws that are currently in effect.

Reinsurance

Premium revenue, benefits, underwriting, acquisition and insurance expenses are reported net of the amounts relating to reinsurance ceded to other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies.

F-8

GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

Notes to Financial Statements — Continued

December 31, 2002, 2001, 2000

(Dollar amounts in millions)

Future Annuity and Contract Benefits

Future annuity and contract benefits consist of the liability for investment contracts, life insurance contracts, and accident and health contracts. Investment contract liabilities are generally equal to the policyholder’s current account value. The liability for insurance and accident and health contracts is calculated based upon actuarial assumptions as to mortality, morbidity, interest, expense and withdrawals with experience adjustments for adverse deviation where appropriate.

Liability for Policy and Contract Claims

The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of (a) claims that have been reported to the insurer, (b) estimated claims related to insured events that have occurred but that have not been reported to the insurer, as of the date the liability is estimated, and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process, and adjust claims.

Separate Accounts

The separate account assets and liabilities represent funds held, and the related liabilities for, the exclusive benefit of the variable annuity contract owners and variable life policyholders. We receive mortality risk and expense fees and administration charges from the variable mutual fund portfolios in the separate accounts. The separate account assets are carried at fair value and are equal to the liabilities that represent the contract owner and policyholders’ equity in those assets.

Accounting Changes

Under SFAS 142, goodwill is no longer amortized but is tested for impairment using a fair value methodology. We stopped amortizing goodwill effective January 1, 2002.

Under SFAS 142, we were required to test all existing goodwill for impairment as of January 1, 2002, on a “reporting unit” basis. No goodwill impairment charge was taken as a result of our goodwill testing for impairment in accordance with SFAS 142.

(2)	Investment Securities

General

For the years ended December 31, the sources of investment income were as follows:

	2002	2001	2000
Fixed maturities and equity securities	$197.1	$171.4	$133.8
Mortgage and policy loans	26.4	26.3	23.2

Gross investment income	223.5	197.7	157.0
Investment expenses	(2.8)	(1.9)	(1.5)

Net investment income	$220.7	$195.8	$155.5

F-9

GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

Notes to Financial Statements — Continued

December 31, 2002, 2001, 2000

(Dollar amounts in millions)

For the years ended December 31, sales proceeds and gross realized investment gains and losses resulting from the sales of investment securities available-for-sale were as follows:

	2002	2001	2000
Sales proceeds	$851.0	$996.2	$57.1

Gross realized investment:
Gains	33.8	34.2	2.3
Losses, including impairments (a)	(26.3)	(12.0)	(3.4)

Net realized investment gains (losses)	$7.5	$22.2	$(1.1)

(a)	Impairments were $(16.8), $(11.9) and $(1.0) in 2002, 2001 and 2000, respectively.

The additional proceeds from investments presented in our Statements of Cash Flows result from principal collected on mortgage and asset-backed securities, maturities, calls and sinking fund payments.

Net unrealized gains and losses on investment securities classified as available-for-sale are reduced by deferred income taxes and adjustments to PVFP and deferred acquisition costs that would have resulted had such gains and losses been realized. Net unrealized gains and losses on available-for-sale securities are reflected as a separate component of shareholder’s interest at December 31 and are summarized as follows:

Net unrealized gains (losses) on available-for-sale investment securities before adjustments:

	2002	2001	2000
Fixed maturities	$90.0	$(18.4)	$47.3
Equity securities	(4.3)	(0.4)	—

Subtotal	85.7	(18.8)	47.3
Adjustments to the present value of future profits and deferred acquisition costs	(2.4)	14.4	(1.6)
Deferred income taxes	(29.1)	1.7	(16.0)

Net unrealized gains (losses) on available-for-sale investment securities	$54.2	$(2.7)	$29.7

The change in the net unrealized gains (losses) on investment securities reported in accumulated non-owner changes in equity is as follows:

	2002	2001	2000
Net unrealized gains (losses) on investment securities — beginning of year	$(2.7)	$29.7	$(32.5)
Unrealized gains (losses) on investment securities — net of deferred taxes of $(33.4), $9.9 and $(33.1)	61.8	(18.0)	61.5
Reclassification adjustments — net of deferred taxes of $2.6, $7.8 and $(0.4)	(4.9)	(14.4)	0.7

Net unrealized gain (loss) on investment securities — end of year	$54.2	$(2.7)	$29.7

F-10

GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

Notes to Financial Statements — Continued

December 31, 2002, 2001, 2000

(Dollar amounts in millions)

At December 31, the amortized cost, gross unrealized gains and losses, and fair values of our fixed maturities and equity securities available-for-sale were as follows:

2002	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Fixed maturities:
U.S. government and agency	$22.0	$0.7	$(0.1)	$22.6
Non-U.S. government	10.1	0.5	—	10.6
Non-U.S. corporate	225.6	12.4	(3.6)	234.4
U.S. corporate	2,118.2	89.8	(48.0)	2,160.0
Mortgage-backed	569.7	24.3	(0.2)	593.8
Asset-backed	401.1	14.5	(0.3)	415.3

Total fixed maturities	3,346.7	142.2	(52.2)	3,436.7
Non-redeemable preferred stock	41.2	—	(4.3)	36.9

Total available-for-sale securities	$3,387.9	$142.2	$(56.5)	$3,473.6

2001	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Fixed maturities:
U.S. government and agency	$79.3	$0.5	$(5.5)	$74.3
Non-U.S. government	4.5	—	(0.1)	4.4
Non-U.S. corporate	167.1	4.0	(7.6)	163.5
U.S. corporate	1,506.2	24.0	(54.4)	1,475.8
Mortgage-backed	441.6	9.1	(0.7)	450.0
Asset-backed	506.0	13.3	(1.0)	518.3

Total fixed maturities	2,704.7	50.9	(69.3)	2,686.3
Non-redeemable preferred stock	45.9	0.4	(0.8)	45.5

Total available-for-sale securities	$2,750.6	$51.3	$(70.1)	$2,731.8

The scheduled maturity distribution of the fixed maturity portfolio at December 31, 2002 follows. Expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
Due in one year or less	$102.9	$101.3
Due after one year through five years	1,083.7	1,110.0
Due after five years through ten years	320.4	331.3
Due after ten years	868.9	885.0

Subtotal	2,375.9	2,427.6
Mortgaged backed securities	569.7	593.8
Asset backed securities	401.1	415.3

Totals	$3,346.7	$3,436.7

At December 31, 2002, $210.6 of our investments (excluding mortgage and asset-backed securities) were subject to certain call provisions.

F-11

GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

Notes to Financial Statements — Continued

December 31, 2002, 2001, 2000

(Dollar amounts in millions)

As required by law, we have investments on deposit with governmental authorities and banks for the protection of policyholders of $1.1 at December 31, 2002 and December 31, 2001, respectively.

At December 31, 2002, approximately 27.1%, 13.8% and 14.0% of our investment portfolio is comprised of securities issued by the manufacturing, utility, and finance industries, respectively, the vast majority of which are rated investment grade and which are senior secured bonds. No other industry group comprises more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the United States and is not dependent on the economic stability of one particular region.

At December 31, 2002, we did not hold any fixed maturity securities, other than securities issued or guaranteed by the U.S. government, which exceeded 10% of shareholder’s interest.

The credit quality of the fixed maturity portfolio at December 31 follows. The categories are based on the higher of the ratings published by Standard & Poors or Moody’s.

	2002		2001
	Fair Value	Percent	Fair Value	Percent
Agencies and treasuries	$111.4	3.2%	$129.7	4.8%
AAA/Aaa	842.7	24.5	863.1	32.1
AA/Aa	370.5	10.8	221.0	8.2
A/A	896.1	26.1	566.5	21.1
BBB/Baa	788.4	22.9	608.6	22.7
BB/Ba	108.5	3.2	47.1	1.8
B/B	26.0	0.8	2.0	0.1
CCC	—	—	10.6	0.4
CC	5.0	0.1	3.6	0.1
Not rated	288.1	8.4	234.1	8.7

Totals	$3,436.7	100.0%	$2,686.3	100.0%

Bonds with ratings ranging from AAA/Aaa to BBB-/Baa3 are generally regarded as investment grade securities. Some agencies and treasuries (that is, those securities issued by the United States government or an agency thereof) are not rated, but all are considered to be investment grade securities. Finally, some securities, such as private placements, have not been assigned a rating by any rating service and are therefore categorized as “not rated.” This has neither positive nor negative implications regarding the value of the security.

At December 31, 2002 and 2001, there were fixed maturities in default (issuer has missed a coupon payment or entered bankruptcy) with a fair value of $9.3 and $6.0, respectively.

Mortgage Loans

For the years ended December 31, 2002 and 2001, respectively, we originated $23.5 and $9.3 of mortgages secured by real estate in California, which represents 33.7% and 27.1% of our total originations for those years.

We have certain investment commitments to provide fixed-rate loans. The investment commitments, which would be collateralized by related properties of the underlying investments, involve varying elements of credit and market risk. At December 31, 2002 and 2001, we were committed to fund $1.7 and $7.1, respectively, in mortgage loans.

F-12

GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

Notes to Financial Statements — Continued

December 31, 2002, 2001, 2000

(Dollar amounts in millions)

“Impaired” loans are defined under U.S. GAAP as loans for which it is probable that the leader will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases or large groups of smaller-balance homogenous loans, and therefore applies principally to our commercial loans.

Under these principles, we have two types of “impaired” loans: loans requiring allowances for losses and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition. There were no impaired loans in 2002, 2001, or 2000.

The following table presents the activity in the allowance for losses during the years ended December 31:

	2002	2001	2000
Balance at January 1	$2.6	$1.9	$1.3
Provision charged to operations	0.4	0.7	0.6

Balance at December 31	$3.0	$2.6	$1.9

The allowance for losses on mortgage loans at December 31, 2002, 2001, and 2000 represented 0.9%, 0.8%, and 0.6% of gross mortgage loans, respectively.

There were no non-income producing mortgage loans as of December 31, 2002 and 2001.

(3)	Deferred Acquisition Costs

Activity impacting deferred acquisition costs for the years ended December 31, was as follows:

	2002	2001	2000
Unamortized balance at January 1	$180.1	$123.6	$79.9
Costs deferred	71.7	66.6	49.6
Amortization, net	(15.1)	(10.1)	(5.9)

Unamortized balance at December 31	236.7	180.1	123.6

Cumulative effect of net unrealized investment (gains) losses	(2.6)	12.8	(1.2)

Balance at December 31	$234.1	$192.9	$122.4

(4)	Intangible Assets and Goodwill

(a) Present Value of Future Profits (PVFP)

The method used by us to value PVFP in connection with acquisitions is summarized as follows: (1) identify the future gross profits attributable to certain lines of business, (2) identify the risks inherent in realizing those gross profits, and (3) discount those gross profits at the rate of return that we must earn in order to accept the inherent risks.

F-13

GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

Notes to Financial Statements — Continued

December 31, 2002, 2001, 2000

(Dollar amounts in millions)

The following table presents the activity in PVFP for the years ended December 31:

	2002	2001	2000
Unamortized balance at January 1	$99.5	$131.7	$21.8
Acquisitions	—	(23.8)	117.2
Accreted interest	7.1	7.4	4.1
Amortization	(9.2)	(15.8)	(11.4)

Unamortized balance at December 31	97.4	99.5	131.7
Cumulative effect of net unrealized investment losses (gains)	0.2	1.6	(0.4)

Balance at December 31	$97.6	$101.1	$131.3

The estimated percentage of the December 31, 2002 balance, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

2003	8.8%
2004	9.4%
2005	10.1%
2006	11.5%
2007	11.3%

(b)  Goodwill

For both December 31, 2002 and 2001, total unamortized goodwill was $54.1 which is shown net of accumulated amortization and adjustments of $15.4. Goodwill amortization was $3.4 and $2.0 for the years ending 2001 and 2000, respectively. Under SFAS 142 (effective January 1, 2002), goodwill is no longer amortized but is tested for impairment using a fair value methodology.

As of December 31, 2002 goodwill was comprised of the following:

Wealth Accumulation and Transfer	$25.3
Lifestyle Protection and Enhancement	28.8

Total	$54.1

The effects on earnings excluding such goodwill amortization from 2002, 2001 and 2000 follow:

	2002	2001	2000
Net income as reported	$12.8	$47.0	$25.0

Net income excluding goodwill amortization	$12.8	$50.4	$27.0

(5)	Reinsurance

Certain policy risks are reinsured with other insurance companies to limit the amount of loss exposure. Reinsurance contracts do not relieve us from our obligations to policyholders. In the event that the reinsurers are unable to meet their obligations, we remain liable for the reinsured claims. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. We do not have significant concentrations of reinsurance with any one reinsurer that could have a material impact on our results of operations.

F-14

GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

Notes to Financial Statements — Continued

December 31, 2002, 2001, 2000

(Dollar amounts in millions)

We have a reinsurance agreement with an affiliated company whereby we assumed all liabilities and future premiums related to the affiliate’s New York business. Certain fixed maturities with a fair value of $36.5 and $40.6 at December 31, 2002 and 2001, respectively were held in trust for the benefit of policyholders.

During 2000, we began underwriting and distributing long-term care insurance through a strategic alliance with The Travelers Insurance Company (“Travelers”) and certain of its Citigroup affiliates. Under the arrangement, we assumed through indemnity reinsurance 90% of Travelers existing long-term care insurance business issued in New York and entered into a continuing agreement with various Citigroup distribution channels including Travelers.

The maximum amount of individual ordinary life insurance normally retained by us on any one life may not exceed $0.2. Net life insurance in force as of December 31 is summarized as follows:

	2002	2001	2000
Direct life insurance in force	$3.1	$0.5	$(14.1)
Amounts assumed from other companies	97.1	99.8	115.0
Amounts ceded to other companies	—	(0.6)	(0.6)

Net life insurance in force	$100.2	$99.7	$100.3

Percentage of amount assumed to net	96.9%	100.1%	114.7%

The effects of reinsurance on premiums written and earned for the years ended December 31 were as follows:

	Written			Earned
	2002	2001	2000	2002	2001	2000
Direct	$143.4	$115.8	$87.1	$140.0	$114.4	$83.8
Assumed	82.2	82.3	33.1	86.7	78.2	33.1
Ceded	(5.2)	(3.9)	(3.0)	(5.2)	(4.0)	(3.2)

Net premiums	$220.4	$194.2	$117.2	$221.5	$188.6	$113.7

Percentage of amount assumed to net				39.1%	41.5%	29.1%

Reinsurance recoveries recognized as a reduction of benefits amounted to $14.9, $16.9 and $14.2 during 2002, 2001, and 2000, respectively.

(6)	Future Annuity and Contract Benefits

Investment Contracts

Investment contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholders’ contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management. At December 31, 2002 and 2001, investment contract liabilities totaled $2,819.6 and $2,333.8, respectively.

Insurance Contracts

Insurance contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums based on mortality, morbidity, and other assumptions which were appropriate at the time the policies were issued

F-15

GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

Notes to Financial Statements — Continued

December 31, 2002, 2001, 2000

(Dollar amounts in millions)

or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. Any changes in the estimated liability are reflected in income as estimates are revised. At December 31, 2002 and 2001, insurance contract liabilities totaled $836.3 and $639.6, respectively.

Universal Life

Universal Life contracts are broadly defined to include contracts that provide either death or annuity benefits and have features which may include various policyholder changes, credited interest, and/or variable premiums. At December 31, 2002 and 2001, universal life contract liabilities totaled $10.0 and $10.3, respectively.

(7)	Related-Party Transactions

We receive administrative services from certain affiliates for which progress payments for these services are made monthly. For the years ended December 31, 2002, 2001, and 2000, these services were valued at $27.2, $15.8 and $20.2, respectively.

In 2002, we entered into an investment management agreement with GE Asset Management Incorporated (“GEAM”) under which we incurred expenses of $2.6 million payable to GEAM as compensation for the investment services.

In 2002, we have a current federal income tax receivable from affiliates of $1.6.

During each of 2002, 2001 and 2000 we collected $2.5, $2.5, and $2.8, respectively of premiums from various GE affiliates for long-term care insurance provided to employees of such affiliates.

During 2002 and 2001, we received capital contributions of $35.0 and $45.0, respectively from GE Capital Assurance as reflected in the Statements of Shareholder’s Interest.

During 2002, we sold certain securities to an affiliate at a fair value established as if it were an arms-length, third party transaction, which resulted in a gain of $0.8.

During 2000, we entered into an agreement with GNA Corporation, an affiliate, in which GNA Corporation assumed, on a non-recourse basis, certain tax liabilities. Accordingly, the assumption of such liabilities was recorded as a non-cash capital contribution.

(8)	Income Taxes

The total provision (benefit) for income taxes for the years ended December 31 consisted of the following components:

	2002	2001	2000
Current federal income tax	$14.1	$13.1	$9.4
Deferred federal income tax	(13.7)	14.2	5.1

Total income tax provision	$0.4	$27.3	$14.5

The reconciliation of the federal statutory tax rate to the effective income tax rate is as follows:

	2002	2001	2000
Statutory U.S. federal income tax rate	35.0%	35.0%	35.0%
Non-deductible goodwill amortization	—	1.6	1.7
IRS Settlement (a)	(32.5)	—	—
Other, net	0.5	0.1	—

Effective rate	3.0%	36.7%	36.7%

F-16

GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

Notes to Financial Statements — Continued

December 31, 2002, 2001, 2000

(Dollar amounts in millions)

(a) In 2002, we reached a favorable settlement with the Internal Revenue Service regarding the treatment of certain reserves for obligations to policyholders on life insurance contracts resulting in a benefit of $4.3. The benefits associated with the settlement are non-recurring and are in excess of the tax liabilities assumed by GNA Corporation in 2000, as described in Note 7.

The components of the net deferred income tax liability at December 31 are as follows:

	2002	2001
Assets:
Net unrealized losses on investment securities	$—	$1.7
Investments	11.7	—
Future annuity and contract benefits	92.6	92.0

Total deferred income tax assets	104.3	93.7

Liabilities:
Net unrealized gains on investment securities	29.1	—
Investments	—	1.8
Present value of future profits	32.6	43.9
Deferred acquisition costs	61.1	49.1
Other, net	0.3	1.8

Total deferred income tax liability	123.1	96.9

Net deferred income tax liability	$18.8	$2.9

Based on an analysis of our tax position, management believes it is more likely than not that reversing deferred tax liabilities, the results of future operations and implementation of tax planning strategies will generate sufficient taxable income enabling us to realize our gross deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

We paid (received) $13.9, $24.0 and $(3.9) for federal and state income taxes in 2002, 2001, and 2000, respectively.

At December 31, 2002 and 2001, the deferred income tax liability was $18.8 and $2.9, respectively. At December 31, 2002 and 2001, the current income tax liability was $2.1 and $5.5, respectively.

(9)	Litigation

The Company is a defendant in various cases of litigation considered to be in the normal course of business. The Company believes that the outcome of such litigation will not have a material adverse impact on our financial condition or results of operations.

(10)	Fair Value of Financial Instruments

Assets and liabilities that are reflected in the Financial Statements at fair value are not included in the following disclosures; such items include cash and cash equivalents, investment securities, and separate accounts. Although management has made every effort to develop the fairest representation of fair value for this section, it would be unusual if the estimates could actually have been realized at December 31, 2002 and 2001.

A description of how fair values are estimated follows:

Mortgage loans.    Based on quoted market prices, recent transactions and/or discounted future cash flows, using rates at which similar loans would have been made to similar borrowers.

Investment contract benefits.    Based on expected future cash flows, considering expected renewal premiums, claims, refunds and servicing costs, discounted at a current market rate.

F-17

GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

Notes to Financial Statements — Continued

December 31, 2002, 2001, 2000

(Dollar amounts in millions)

Information about certain financial instruments that were not carried at fair value at December 31, 2002 and 2001, is summarized as follows:

	2002				2001
	Notional Amount		Carrying Amount	Fair Value	Notional Amount		Carrying Amount	Fair Value
Mortgage loans	(a	)	$343.4	$377.8	(a	)	$338.6	$351.1
Investment contracts	(a	)	$2,819.6	$2,711.6	(a	)	$2,333.8	$2,352.3
Ordinary course of business lending commitments	1.7		$—	—	7.1		—	—

(a) These financial instruments do not have notional amounts.

(11)	Restrictions on Dividends

State insurance departments that regulate life insurance companies recognize only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under law, and for determining whether its financial condition warrants the payment of a dividend to its shareholders. The maximum amount of dividends, which can be paid by State of New York insurance companies to shareholders without prior approval of the Insurance Commissioner, is subject to certain restrictions. No dividend payout may be made without prior approval.

(12)	Supplementary Financial Data

We file financial statements with state insurance regulatory authorities and the National Association of Insurance Commissioners (“NAIC”) that are prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income and shareholder’s interest. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by the state insurance authority. We have no significant permitted accounting practices. In 2002, statutory capital and surplus increased by $65 primarily related to the State of New York adopting deferred taxes. The impact of adoption of codification decreased statutory capital and surplus by $(2) in 2001, primarily related to investment impairments.

Unaudited statutory net (loss) income for the years ended December 31, 2002, 2001, and 2000 was $(32.3), $(37.9) and $(68.2), respectively. Unaudited statutory capital and surplus was $172.6 as of December 31, 2002 and $155.7 as of December 31, 2001.

The NAIC has adopted Risk-Based Capital (“RBC”) requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (1) asset risk, (2) insurance risk, (3) interest rate risk, and (4) business risks. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, we periodically monitor our RBC level. At December 31, 2002, we had total adjusted capital in excess of amounts requiring company action or any level of regulatory action at any prescribed RBC level.

(13)	Operating Segment Information

We conduct our operations through two business segments: (1) Wealth Accumulation and Transfer, comprised of products intended to increase the policyholder’s wealth, transfer wealth to beneficiaries or provide a means for replacing the income of the insured in the event of premature death, and (2) Lifestyle Protection and Enhancement, comprised of products intended to protect accumulated wealth and income from the financial drain of unforeseen events. See Note 1 for further discussion of our principal products.

F-18

GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

Notes to Financial Statements — Continued

December 31, 2002, 2001, 2000

(Dollar amounts in millions)

The following is a summary of industry segment activity for 2002, 2001, and 2000:

2002 — Segment Data

	Wealth Accumulation & Transfer	Lifestyle Protection & Enhancement	Total
Revenues:
Net investment income	$178.4	$42.3	$220.7
Premiums	63.1	158.4	221.5
Net realized investment gains	7.5	—	7.5
Other income	1.2	—	1.2

Total revenues	250.2	200.7	450.9

Benefits and expenses:
Interest credited, benefits and other changes in policy reserves	204.5	184.4	388.9
Commissions	42.2	26.0	68.2
Amortization of intangibles	1.0	1.1	2.1
Other operating costs and expenses	(21.5)	—	(21.5)

Total benefits and expenses	226.2	211.5	437.7

Income before income taxes	$24.0	$(10.8)	$13.2

Provision (benefit) for income taxes	$4.3	$(3.9)	$0.4

Total assets	$3,604.5	$966.5	$4,571.0

2001 — Segment Data

	Wealth Accumulation & Transfer	Lifestyle Protection & Enhancement	Total
Revenues:
Net investment income	$160.5	$35.3	$195.8
Premiums	42.5	146.1	188.6
Net realized investment gains (losses)	22.2	—	22.2
Other income	1.3	—	1.3

Total revenues	226.5	181.4	407.9

Benefits and expenses:
Interest credited, benefits and other changes in policy reserves	165.4	103.6	269.0
Commissions	47.5	31.5	79.0
Amortization of intangibles	3.7	8.1	11.8
Other operating costs and expenses	(32.1)	5.9	(26.2)

Total benefits and expenses	184.5	149.1	333.6

Income before income taxes	$42.0	$32.3	$74.3

Provision (benefit) for income taxes	$15.4	$11.9	$27.3

Total assets	$3,098.4	$746.8	$3,845.2

F-19

GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

Notes to Financial Statements — Continued

December 31, 2002, 2001, 2000

(Dollar amounts in millions)

2000 — Segment Data

	Wealth Accumulation & Transfer	Lifestyle Protection & Enhancement	Total
Revenues:
Net investment income	$138.7	$16.8	$155.5
Premiums	29.2	84.5	113.7
Net realized investment gains (losses)	(1.1)	—	(1.1)
Other income	3.1	(0.1)	3.0

Total revenues	169.9	101.2	271.1

Benefits and expenses:
Interest credited, benefits and other changes in policy reserves	125.1	67.2	192.3
Commissions	31.8	18.8	50.6
Amortization of intangibles	5.5	3.8	9.3
Other operating costs and expenses	(18.5)	(2.1)	(20.6)

Total benefits and expenses	143.9	87.7	231.6

Income before income taxes	$26.0	$13.5	$39.5

Provision (benefit) for income taxes	$9.7	$4.8	$14.5

Total assets	$2,354.6	$567.1	$2,921.7

F-20

PART C

OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

(a)  Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)  Exhibits

(1)(a)	Resolution of Board of Directors of GE Capital Life Assurance Company of New York (“GE Capital Life”) authorizing the establishment of the GE Capital Life Separate Account II (the “Separate Account”). Previously filed on September 10, 1997 with initial filing to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-39955.

(2)	Not Applicable.

(3)	Underwriting Agreement between GE Capital Life and Capital Brokerage Corporation. Previously filed on May 13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-39955.

(3)(i)	Dealer Sales Agreement. Previously filed on May 13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-39955.

(4)(i)	Form of Policy NY1155 4/00. Previously filed on November 2, 2001 with Post-Effective Amendment No. 3 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-47016.

(4)(ii)	Endorsements to Policy.

(a)	Guarantee Account Rider NY4066. Previously filed on September 10, 1997 with initial filing to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-39955.

(a)(i)	Guarantee Account Endorsement NY5265 6/03. Filed herewith.

(b)	Trust Endorsement NY5066. Previously filed on September 10, 1997 with initial filing to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-39955.

(c)	Pension Endorsement NY5067. Previously filed on May 13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-39955.

(d)	Individual Retirement Annuity Endorsement NY5069. Previously filed on May 13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-39955.

(e)	403(b) Annuity Endorsement NY5070. Previously filed on May 13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-39955.

(f)	Optional Death Benefit Rider NY5071. Previously filed on March 1, 2000 with Post-Effective Amendment No. 3 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-39955.

(g)	Roth IRA Annuity Endorsement NY5134. Previously filed on November 2, 2001 with Post-Effective Amendment No. 3 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-47016.

(h)	Death Benefit available at Death of Any Annuitant Endorsement NY5155 12/00. Previously filed on September 13, 2002 with Post-Effective Amendment No. 7 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-47016.

(i)	Enhanced Payment Rider NY5136 11/00. Previously filed on September 13, 2002 with Post-Effective Amendment No. 7 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-47016.

(5)	Form of Application. Previously filed on November 2, 2001 with Post-Effective Amendment No. 3 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-47016.

(6)(a)	Certificate of Incorporation of GE Capital Life. Previously filed on September 10, 1997 with initial filing to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-39955.

(6)(b)	By-Laws of GE Capital Life. Previously filed on September 10, 1997 with initial filing to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-39955.

(7)	Reinsurance Agreement.

(8)(a)	Form of Participation Agreement regarding Alger American Fund. Previously filed on May 13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-39955.

(8)(a)(i)	Amendment to Participation Agreement between Alger American Fund and GE Capital Life Assurance Company of New York. Previously filed on May 1, 2002 with Post-Effective Amendment 5 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-47016.

(8)(b)	Form of Participation Agreement regarding Federated Insurance Series. Previously filed on May 13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-39955.

(8)(b)(i)	Amendment to Participation Agreement between Federated Insurance Series and GE Capital Life Assurance Company of New York. Previously filed on May 1, 2002 with Post-Effective Amendment 5 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-47016.

(8)(c)	Form of Participation Agreement regarding GE Investments Funds, Inc. Previously filed on May 13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-39955.

(8)(c)(i)	Amendment to Participation Agreement between GE Investments Funds, Inc. and GE Capital Life Assurance Company of New York. Previously filed on December 7, 2000 with Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-47016.

(8)(c)(ii)	Amendment to Participation Agreement between GE Investments Funds, Inc. and GE Capital Life Assurance Company of New York. Previously filed on May 1, 2002 with Post-Effective Amendment 5 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-47016.

(8)(d)	Form of Participation Agreement regarding Janus Aspen Series. Previously filed on May 13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-39955.

(8)(e)(i)	Amendment to Participation Agreement between Janus Aspen Series and GE Capital Life. Previously filed on December 7, 2000 with Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-47016.

(8)(f)	Form of Participation Agreement regarding Oppenheimer Variable Account Funds. Previously filed on May 1, 2002 with Post-Effective Amendment 5 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-47016.

(8)(g)	Form of Participation Agreement regarding PBHG Insurance Series Fund. Previously filed on May 13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-39955.

(8)(h)	Form of Participation Agreement regarding Variable Insurance Products Fund. Previously filed on May 13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-39955.

(8)(i)	Form of Participation Agreement regarding Variable Insurance Products Fund II. Previously filed on May 13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-39955.

(8)(j)	Form of Participation Agreement regarding Variable Insurance Products Fund III. Previously filed on May 13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-39955.

(8)(j)(i)	Amendment to Participation Agreement between Variable Insurance Products Fund III and GE Capital Life Assurance Company of New York. Previously filed on May 1, 2002 with Post-Effective Amendment 5 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-47016.

(8)(k)	Form of Participation Agreement regarding Goldman Sachs Variable Insurance Trust. Previously filed on May 13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-39955.

(8)(l)	Form of Participation Agreement regarding Salomon Brothers Variable Series Fund. Previously filed September 29, 2000 with initial filing to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-47016.

(8)(m)	Form of Participation Agreement between AIM Variable Insurance Series and GE Capital Life Assurance Company of New York. Previously filed on May 1, 2002 with Post-Effective Amendment 5 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-47016.

(8)(n)	Form of Participation Agreement between Alliance Variable Series and GE Capital Life Assurance Company of New York. Previously filed on May 1, 2002 with Post-Effective Amendment 5 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-47016.

(8)(o)	Form of Participation Agreement between Dreyfus and GE Capital Life Assurance Company of New York. Previously filed on May 1, 2002 with Post-Effective Amendment 5 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-47016.

(8)(p)	Form of Participation Agreement between MFS Variable Insurance Trust and GE Capital Life Assurance Company of New York. Previously filed on May 1, 2002 with Post-Effective Amendment 5 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-47016.

(8)(q)	Form of Participation Agreement between PIMCO Variable Insurance Trust and GE Capital Life Assurance Company of New York. Previously filed on May 1, 2002 with Post-Effective Amendment 5 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-47016.

(8)(r)	Form of Participation Agreement between Rydex Variable Trust and GE Capital Life Assurance Company of New York. Previously filed on May 1, 2002 with Post-Effective Amendment 5 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-47016.

(8)(s)	Form of Participation Agreement between Greenwich Street Series Fund and GE Capital Life Assurance Company of New York. Previously filed on August 27, 2003 with Post-Effective Amendment No. 10 to Form N-4 for GE Capital Life Separate Account II, SEC File No 333-47016.

(9)	Opinion and Consent of Counsel. Filed herewith.

(10)(ii)	Consent of Independent Auditors. Previously filed on April 30, 2003 with Post-Effective Amendment No. 8 to Form N-4 for GE Capital Life Separate II, Registration No 333-47016.

(11)	Not Applicable.

(12)	Not Applicable.

(13)	Not Applicable.

(14)	Power of Attorney. Previously filed on February 25, 2003 with Post-Effective Amendment No. 1 to Form N-6 for GE Capital Life Separate Account III, Registration No. 333-88312.

Item 25.    Directors and Officers of GE Capital Life Assurance Company of New York

Name	Address	Position with Company
Pamela S. Schutz	6610 West Broad Street Richmond, Virginia 23230	Director, President and CEO
Marshall S. Belkin	345 Kear Street Yorktown Heights, New York 10598	Director
Richard I. Byer	317 Madison Avenue New York, New York 10017	Director
Bernard E. Eiber	55 Northern Boulevard Great Neck, New York	Director
Frank T. Gencarelli	6610 West Broad Street Richmond, Virginia 23230	Director and Senior Vice President
Kelly L. Groh	6610 West Broad Street Richmond, Virginia 23230	Director, Senior Vice President and Chief Financial Officer
Paul A. Haley	6610 West Broad Street Richmond, Virginia 23230	Director, Senior Vice President and Chief Actuary
Jerry S. Handler	151 West 40th Street New York, New York 10018	Director
Gerald A. Kaufman	15 Glenwood Road Plainview, New York 11803	Director
Leon E. Roday	6620 West Broad Street Richmond, Virginia 23230	Director and Senior Vice President
Isadore Sapir	449 Golden River Drive Golden Lakes Village West Palm Beach, Florida 33411	Director
David J. Sloane	622 Third Avenue, 33rd Floor New York, New York 10017	Director, Senior Vice President and Chief Administrative Officer
Geoffrey S. Stiff	6610 West Broad Street Richmond, Virginia 23230	Director and Senior Vice President
Thomas M. Stinson	1650 Los Gamos Drive San Rafael, California 94903	Director and President of Long Term Care Division
Thomas E. Duffy	6610 West Broad Street Richmond, Virginia 23230	Senior Vice President, General Counsel and Secretary
John E. Karaffa	6610 West Broad Street Richmond, Virginia 23230	Vice President and Controller

Item 26.    Persons Controlled by or Under Common Control With the Depositor or Registrant

Item 27.    Number of Contract Owners

There were 2,097 owners of Qualified Contracts and 2,185 owners of Non-Qualified Contracts as of August 15, 2003.

Item 28.    Indemnification

(a)    Article VIII, Section 1 of the By-Laws of GE Capital Life Assurance Company of New York provides that:

(a)  The Corporation may indemnify any person, made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the Corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other Corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he, his testator or intestate, was a director or officer of the Corporation, or served such other Corporation, partnership, joint venture, trust, employee benefit plan, or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including fines, amounts paid in settlement and reasonable expenses, including attorney’s fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he reasonable believed to be in, or, in the case of service for any other Corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his conduct was unlawful.

(b)  The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, or its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other Corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation or that he had reasonable cause to believe that his conduct was unlawful.

(c)  A Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he, his testator or intestate, is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other Corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys’ fees, actually and necessarily incurred by him in connection with the defense or settlement and reasonable expenses, including attorneys’ fees, actually and necessarily incurred by him in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he reasonably believed to be in or in the case of service for other Corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to the best interests of the Corporation, except that no indemnification under this paragraph shall be made in respect of (1) a threatened action or a pending action which is settled or otherwise disposed of or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement and expenses as the court deems proper.

(d)  For the purpose of this section, the Corporation shall be deemed to have requested a person to serve an employee benefit plan where the performance by such person of his duties to the Corporation also imposes duties on, or otherwise involves services by, such person to the plan or participants or beneficiaries of the plan; excise taxes assessed on a person with respect to an employee benefit plan pursuant to applicable law shall be considered fines; and action taken or omitted by a person with respect to an employee benefit plan in the performance of such person’s duties for a purpose reasonably believed by such person to be in the interest of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the Corporation.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provision, or otherwise under circumstances where the burden of proof set forth in Section 11(b) of the Act has not been sustained, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(b)    Rule 484 Undertaking

Section 722 of the Code of New York, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation’s best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of New York in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

Item 29.    Principal Underwriter

(a)  Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through GE Capital Life Separate Accounts II and III.

(b)

Name	Address	Positions and Offices with Underwriter
Robert T. Methven	3001 Summer St., 2nd Floor Stamford, CT 06905	President and Chief Executive Officer
Victor C. Moses	601 Union St., Ste. 1300 Seattle, WA 98101	Director and Senior Vice President
Geoffrey S. Stiff	6610 W. Broad St. Richmond, VA 23230	Director and Senior Vice President
Ward E. Bobitz	6620 W. Broad St. Richmond, VA 23230	Vice President and Assistant Secretary
William E. Daner, Jr.	6610 W. Broad St. Richmond, VA 23230	Vice President, Counsel and Secretary
Gary T. Prizzia	6620 W. Broad Street Richmond, VA 23230	Treasurer

Name	Address	Positions and Offices with Underwriter
Edward J. Wiles, Jr.	3001 Summer St., 2nd Floor Stamford, CT 06905	Senior Vice President, Chief Compliance Officer
Kelly L. Groh	6610 W. Broad Street Richmond, Virginia 23230	Chief Financial Officer
Richard P. McKenney	6620 W. Broad St. Richmond, VA 23230	Senior Vice President
Susan M. Mann	6610 W. Broad St. Richmond, VA 23230	Controller

Item 30.    Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by GE Capital Life Assurance Company of New York at its Service Center at 6610 West Broad Street, Richmond, Virginia 23230.

Item 31.    Management Services

All management contracts are discussed in Part A or Part B of this Registration Statement.

Item 32.    Undertakings

(a)  Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)  Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)  Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to GE Capital Life Assurance Company of New York at the address or phone number listed in the Prospectus.

(d)  GE Capital Life Assurance Company of New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GE Capital Life Assurance Company of New York.

SECTION 403(b) OF THE INTERNAL REVENUE REPRESENTATIONS

GE Capital Life Assurance Company of New York represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and State of Virginia, on the 5th day of September, 2003.

GE CAPITAL LIFE SEPARATE ACCOUNT II

(Registrant)

/s/    HEATHER HARKER

By:

Heather Harker

Vice President and Associate General Counsel

GE Capital Life Assurance Company of New York

GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

(Depositor)

/s/    HEATHER HARKER

By:

Heather Harker

Vice President and Associate General Counsel

GE Capital Life Assurance Company of New York

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

* Pamela S. Schutz	Director, President and CEO	September 5, 2003

* Marshall S. Belkin	Director	September 5, 2003

* Richard I. Byer	Director	September 5, 2003

* Bernard E. Eiber	Director	September 5, 2003

* Frank T. Gencarelli	Director and Senior Vice President	September 5, 2003

* Kelly L. Groh	Director, Senior Vice President and Chief Financial Officer	September 5, 2003

* Paul A. Haley	Director, Senior Vice President and Chief Actuary	September 5, 2003

* Jerry S. Handler	Director	September 5, 2003

Signature	Title	Date

* Gerald A. Kaufman	Director	September 5, 2003

* Leon E. Roday	Director and Senior Vice President	September 5, 2003

* Isadore Sapir	Director	September 5, 2003

* David J. Sloane	Director, Senior Vice President and Chief Administrative Officer	September 5, 2003

* Geoffrey S. Stiff	Director and Senior Vice President	September 5, 2003

* Thomas M. Stinson	Director and President of Long Term Care Division	September 5, 2003

* Thomas E. Duffy	Senior Vice President, General Counsel and Secretary	September 5, 2003

* John E. Karaffa	Vice President and Controller	September 5, 2003

/s/ HEATHER C. HARKER Heather C. Harker	Vice President and Associate General Counsel	September 5, 2003

*By: /s/ HEATHER C. HARKER Heather C. Harker	, pursuant to Power of Attorney executed on January 6, 2003.	September 5, 2003